UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22061

Name of Fund:    BlackRock Funds II

BlackRock Aggressive Growth Prepared Portfolio

BlackRock Conservative Prepared Portfolio

BlackRock Core Bond Portfolio

BlackRock GNMA Portfolio

BlackRock Growth Prepared Portfolio

BlackRock High Yield Bond Portfolio

BlackRock Inflation Protected Bond Portfolio

BlackRock Investment Grade Bond Portfolio

BlackRock Low Duration Bond Portfolio

BlackRock Moderate Prepared Portfolio

BlackRock Secured Credit Portfolio

BlackRock U.S. Government Bond Portfolio

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds II , 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 09/30/2014

Date of reporting period: 06/30/2014

Item 1 – Schedule of Investments

Schedule of Investments June 30, 2014 (Unaudited)	BlackRock Conservative Prepared Portfolio
(Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds — 44.2%
BlackRock Capital Appreciation Fund, Inc., BlackRock Class (b)	140,563	$4,041,192
BlackRock Equity Dividend Fund, Institutional Class	102,949	2,609,763
BlackRock EuroFund, Institutional Class	240,862	4,017,570
BlackRock International Fund, Institutional Class	21,462	339,744
BlackRock International Opportunities Portfolio, Institutional Class	11,164	460,280
BlackRock Long-Horizon Equity Fund, Institutional Class	237,024	3,574,321
BlackRock Small Cap Growth Equity Portfolio, Institutional Class (b)	38,795	919,819
BlackRock U.S. Opportunities Portfolio, Institutional Class (b)	12,846	568,447
iShares MSCI Germany ETF	60,470	1,891,502
iShares MSCI Japan ETF	174,261	2,098,102
iShares U.S. Financials ETF	53,328	4,433,690
iShares U.S. Healthcare ETF	22,007	2,821,517
iShares U.S. Technology ETF	35,252	3,415,214
Master Basic Value LLC	$6,730,864	6,730,864
Master Large Cap Growth Portfolio	$5,845,053	5,845,053
Master Value Opportunities LLC	$1,216,182	1,216,182

		44,983,260

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Fixed Income Funds — 46.0%
BlackRock Global Long/Short Credit Fund, Institutional Class	385,718	$4,239,037
BlackRock Low Duration Bond Portfolio, BlackRock Class	440,181	4,313,772
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	410,514	4,257,026
Master Total Return Portfolio	$33,921,874	33,921,874

		46,731,709

Short-Term Securities — 10.4%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (c)	10,547,069	10,547,069
Total Affiliated Investment Companies (Cost — $94,334,881*) — 100.6%		102,262,038
Liabilities in Excess of Other Assets — (0.6)%		(597,382)

Net Assets — 100.0%		$101,664,656

Notes to Schedule of Investments

*	As of June 30, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$92,853,656

Gross unrealized appreciation	$17,659,873
Gross unrealized depreciation	(8,251,491)

Net unrealized appreciation	$9,408,382

Portfolio Abbreviation

ETF	Exchange Traded Fund

BLACKROCK FUNDS II	JUNE 30, 2014	1

Schedule of Investments (continued)	BlackRock Conservative Prepared Portfolio

(a)	Investments in issuers considered to be an affiliate of the Fund during the period ended June 30, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at September 30, 2013	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold		Shares/ Beneficial Interest Held at June 30, 2014	Value at June 30, 2014	Income	Realized Gain (Loss)
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	127,409	62,821		49,667		140,563	$4,041,192	—	$634,510
BlackRock Equity Dividend Fund, Institutional Class	80,400	40,805		18,256		102,949	$2,609,763	$27,821	$128,839
BlackRock EuroFund, Institutional Class	73,837	180,742		13,717		240,862	$4,017,570	$15,071	$22,749
BlackRock Global Long/Short Credit Fund, Institutional Class	—	385,718		—		385,718	$4,239,037	$44,323	—
BlackRock High Yield Bond Portfolio, BlackRock Class	274,904	—		274,904		—	—	$10,753	$63,887
BlackRock International Fund, Institutional Class	62,804	681		42,023		21,462	$339,744	$10,084	$142,917
BlackRock International Opportunities Portfolio, Institutional Class	21,476	48		10,360		11,164	$460,280	$821	$208,956
BlackRock Liquidity Funds, TempFund, Institutional Class	1,768,015	8,779,054	[1]	—		10,547,069	$10,547,069	$2,159	—
BlackRock Liquidity Series, LLC, Money Market Series	$1,438,400	—		$1,438,400	[2]	—	—	$2,919	—
BlackRock Long-Horizon Equity Fund, Institutional Class	233,726	8,468		5,170		237,024	$3,574,321	$42,056	$77,435
BlackRock Low Duration Bond Portfolio, BlackRock Class	432,813	7,368		—		440,181	$4,313,772	$72,038	—
BlackRock Small Cap Growth Equity Portfolio, Institutional Class	46,142	21,199		28,546		38,795	$919,819	—	$508,804
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	—	410,514		—		410,514	$4,257,026	$70,197	—
BlackRock U.S. Opportunities Portfolio, Institutional Class	14,700	3,552		5,406		12,846	$568,447	—	$163,349
iShares MSCI Germany ETF	60,470	—		—		60,470	$1,891,502	$38,169	—
iShares MSCI Japan ETF	293,472	73,105		192,316		174,261	$2,098,102	$23,245	$(47,742)
iShares U.S. Financials ETF	53,328	—		—		53,328	$4,433,690	$52,288	—
iShares U.S. Healthcare ETF	—	22,007		—		22,007	$2,821,517	$15,945	—
iShares U.S. Technology ETF	35,252	—		—		35,252	$3,415,214	$28,139	—
Master Basic Value LLC	$5,879,306	$851,558	[1]	—		$6,730,864	$6,730,864	$86,438	$833,284
Master Large Cap Growth Portfolio	$3,846,905	$1,998,148	[1]	—		$5,845,053	$5,845,053	$48,256	$373,876
Master Total Return Portfolio	$36,679,422	—		$2,757,548	[2]	$33,921,874	$33,921,874	$1,058,282	$625,147
Master Value Opportunities LLC	$1,016,706	$199,476	[1]	—		$1,216,182	$1,216,182	$11,179	$169,415

[1]	Represents net shares/beneficial interest purchased.

[2]	Represents net beneficial interest sold.

(b)	Non-income producing security.

(c)	Represents the current yield as of report date.

2	BLACKROCK FUNDS II	JUNE 30, 2014

Schedule of Investments (concluded)	BlackRock Conservative Prepared Portfolio

•	Financial futures contracts outstanding as of June 30, 2014 were as follows:

Contracts Purchased	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
23	Australian Government Bonds (10 Year)	Sydney	September 2014	$2,612,789	$51,302
10	U.S. Treasury Notes (10 Year)	Chicago Board of Trade	September 2014	$1,251,719	(4,830)
Total					$46,472

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of June 30, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$54,548,065	$47,713,973	—	$102,262,038

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Interest rate contracts	$51,302	—	—	$51,302
Liabilities:
Interest rate contracts	(4,830)	—	—	(4,830)
Total	$46,472	—	—	$46,472

[1] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of June 30, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows :

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$67,960	—	—	$67,960
Liabilities:
Bank overdraft	—	$(4,193)	—	(4,193)
Total	$67,960	$(4,193)	—	$63,767

There were no transfers between levels during the period ended June 30, 2014.

BLACKROCK FUNDS II	JUNE 30, 2014	3

Schedule of Investments June 30, 2014 (Unaudited)	BlackRock Moderate Prepared Portfolio
(Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds — 64.5%
BlackRock Capital Appreciation Fund, Inc., BlackRock Class (b)	379,811	$10,919,555
BlackRock Equity Dividend Fund, Institutional Class	158,567	4,019,662
BlackRock EuroFund, Institutional Class	94,104	1,569,651
BlackRock International Fund, Institutional Class	89,012	1,409,052
BlackRock International Opportunities Portfolio, Institutional Class	40,696	1,677,909
BlackRock Long-Horizon Equity Fund, Institutional Class	546,914	8,247,462
BlackRock Small Cap Growth Equity Portfolio, Institutional Class (b)	140,921	3,341,235
BlackRock U.S. Opportunities Portfolio, Institutional Class (b)	38,480	1,702,746
iShares MSCI Germany ETF	104,539	3,269,980
iShares MSCI Japan ETF	305,498	3,678,196
iShares U.S. Financials ETF	94,305	7,840,518
iShares U.S. Healthcare ETF	31,811	4,078,488
iShares U.S. Technology ETF	57,583	5,578,641
Master Basic Value LLC	$13,232,371	13,232,371
Master Large Cap Growth Portfolio	$11,897,392	11,897,392
Master Value Opportunities LLC	$2,147,784	2,147,784

		84,610,642

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Fixed Income Funds — 35.2%
BlackRock Global Long/Short Credit Fund, Institutional Class	592,559	$6,512,222
BlackRock Low Duration Bond Portfolio, BlackRock Class	310,149	3,039,463
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	629,157	6,524,363
Master Total Return Portfolio	$30,071,778	30,071,778

		46,147,826

Short-Term Securities — 0.8%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (c)	1,056,343	1,056,343
Total Affiliated Investment Companies
(Cost — $115,954,453*) — 100.5%		131,814,811
Liabilities in Excess of Other Assets — (0.5)%		(658,195)

Net Assets — 100.0%		$131,156,616

Notes to Schedule of Investments

*	As of June 30, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$113,641,581

Gross unrealized appreciation	$28,177,128
Gross unrealized depreciation	(10,003,898)

Net unrealized appreciation	$18,173,230

4	BLACKROCK FUNDS II	JUNE 30, 2014

Schedule of Investments (continued)	BlackRock Moderate Prepared Portfolio

(a)	Investments in issuers considered to be an affiliate of the Fund during the period ended June 30, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at September 30, 2013	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold		Shares/ Beneficial Interest Held at June 30, 2014	Value at June 30, 2014	Income	Realized Gain (Loss)
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	270,208	203,267		93,664		379,811	$10,919,555	—	$1,231,281
BlackRock Equity Dividend Fund, Institutional Class	180,910	83,780		106,123		158,567	$4,019,662	$64,980	$339,867
BlackRock EuroFund, Institutional Class	101,332	12,734		19,962		94,104	$1,569,651	$20,684	$24,011
BlackRock Global Long/Short Credit Fund, Institutional Class	—	592,559		—		592,559	$6,512,222	$65,259	—
BlackRock High Yield Bond Portfolio, BlackRock Class	263,263	—		263,263		—	—	$10,363	$78,405
BlackRock International Fund, Institutional Class	135,242	13,025		59,255		89,012	$1,409,052	$27,488	$163,266
BlackRock International Opportunities Portfolio, Institutional Class	57,842	4,238		21,384		40,696	$1,677,909	$2,691	$433,678
BlackRock Liquidity Funds, TempFund, Institutional Class	3,148,296	—		2,091,953	[1]	1,056,343	$1,056,343	$1,666	—
BlackRock Liquidity Series, LLC, Money Market Series	$4,046,800	—		$4,046,800	[1]	—	—	$19,507	—
BlackRock Long-Horizon Equity Fund, Institutional Class	480,803	72,312		6,201		546,914	$8,247,462	$87,330	$159,298
BlackRock Low Duration Bond Portfolio, BlackRock Class	273,865	36,284		—		310,149	$3,039,463	$48,394	—
BlackRock Small Cap Growth Equity Portfolio, Institutional Class	110,522	68,961		38,562		140,921	$3,341,235	—	$1,174,856
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	—	629,157		—		629,157	$6,524,363	$103,486	—
BlackRock U.S. Opportunities Portfolio, Institutional Class	33,568	12,778		7,866		38,480	$1,702,746	—	$342,092
iShares MSCI Germany ETF	93,886	10,653		—		104,539	$3,269,980	$65,986	—
iShares MSCI Japan ETF	568,620	126,478		389,600		305,498	$3,678,196	$40,899	$(110,517)
iShares U.S. Financials ETF	114,651	9,610		29,956		94,305	$7,840,518	$88,646	$460,192
iShares U.S. Healthcare ETF	—	31,811		—		31,811	$4,078,488	$23,048	—
iShares U.S. Technology ETF	48,859	8,724		—		57,583	$5,578,641	$44,373	—
Master Basic Value LLC	$11,796,557	$1,435,814	[2]	—		$13,232,371	$13,232,371	$178,784	$1,688,677
Master Large Cap Growth Portfolio	$7,941,538	$3,955,854	[2]	—		$11,897,392	$11,897,392	$107,855	$844,959
Master Total Return Portfolio	$32,017,454	—		$1,945,676	[1]	$30,071,778	$30,071,778	$900,666	$538,698
Master Value Opportunities LLC	$1,614,554	$533,230	[2]	—		$2,147,784	$2,147,784	$18,802	$286,527

[1]	Represents net shares/beneficial interest sold.

[2]	Represents net beneficial interest purchased.

(b)	Non-income producing security.

(c)	Represents the current yield as of report date.

BLACKROCK FUNDS II	JUNE 30, 2014	5

Schedule of Investments (concluded)	BlackRock Moderate Prepared Portfolio

•	Financial futures contracts outstanding as of June 30, 2014 were as follows:

Contracts Purchased/ (Sold)	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
32	Australian Government Bonds (10 Year)	Sydney	September 2014	$3,635,184	$71,376
(24)	U.S. Treasury Notes (10 Year)	Chicago Board of Trade	September 2014	$3,004,125	(30,716)
Total					$40,660

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of June 30, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$74,465,486	$57,349,325	—	$131,814,811

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Interest rate contracts	$71,376	—	—	$71,376
Liabilities:
Interest rate contracts	(30,716)	—	—	(30,716)
Total	$40,660	—	—	$40,660

[1] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of June 30, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$134,410	—	—	$134,410
Liabilities:
Bank overdraft	—	$(7,327)	—	(7,327)
Total	$134,410	$(7,327)	—	$127,083

There were no transfers between levels during the period ended June 30, 2014.

6	BLACKROCK FUNDS II	JUNE 30, 2014

Schedule of Investments June 30, 2014 (Unaudited)	BlackRock Growth Prepared Portfolio
(Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds — 84.1%
BlackRock Capital Appreciation Fund, Inc., BlackRock Class (b)	314,035	$9,028,502
BlackRock Equity Dividend Fund, Institutional Class	197,311	5,001,840
BlackRock EuroFund, Institutional Class	68,359	1,140,231
BlackRock International Fund, Institutional Class	74,141	1,173,650
BlackRock International Opportunities Portfolio, Institutional Class	74,569	3,074,492
BlackRock Long-Horizon Equity Fund, Institutional Class	487,091	7,345,329
BlackRock Small Cap Growth Equity Portfolio, Institutional Class (b)	109,725	2,601,588
BlackRock U.S. Opportunities Portfolio, Institutional Class (b)	39,655	1,754,732
iShares MSCI Germany ETF	61,466	1,922,656
iShares MSCI Japan ETF	250,297	3,013,576
iShares U.S. Financials ETF (c)	76,177	6,333,356
iShares U.S. Healthcare ETF	22,105	2,834,082
iShares U.S. Technology ETF	37,114	3,595,604
Master Basic Value LLC	$13,152,341	13,152,341
Master Large Cap Growth Portfolio	$11,236,407	11,236,407
Master Value Opportunities LLC	$1,961,449	1,961,449

		75,169,835

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Fixed Income Funds — 14.9%
BlackRock Global Long/Short Credit Fund, Institutional Class	397,386	$4,367,275
BlackRock Low Duration Bond Portfolio, BlackRock Class	348,069	3,411,078
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	337,195	3,496,714
Master Total Return Portfolio	$2,087,793	2,087,793

		13,362,860

Short-Term Securities — 3.9%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (d)	1,074,041	1,074,041
BlackRock Liquidity Series, LLC, Money Market Series, 0.18% (d)(e)	$2,388,500	2,388,500

		3,462,541
Total Affiliated Investment Companies (Cost — $78,107,476*) — 102.9%		91,995,236
Liabilities in Excess of Other Assets — (2.9)%		(2,609,598)

Net Assets — 100.0%		$89,385,638

Notes to Schedule of Investments

*	As of June 30, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$75,711,210

Gross unrealized appreciation	$22,888,727
Gross unrealized depreciation	(6,604,701)

Net unrealized appreciation	$16,284,026

BLACKROCK FUNDS II	JUNE 30, 2014	7

Schedule of Investments (continued)	BlackRock Growth Prepared Portfolio

(a)	Investments in issuers considered to be an affiliate of the Fund during the period ended June 30, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at September 30, 2013	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold		Shares/ Beneficial Interest Held at June 30, 2014	Value at June 30, 2014	Income	Realized Gain (Loss)
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	253,413	134,384		73,762		314,035	$9,028,502	—	$1,092,494
BlackRock Equity Dividend Fund, Institutional Class	226,571	69,600		98,860		197,311	$5,001,840	$88,650	$272,434
BlackRock EuroFund, Institutional Class	81,286	1,058		13,985		68,359	$1,140,231	$16,592	$23,158
BlackRock Global Long/Short Credit Fund, Institutional Class	—	397,386		—		397,386	$4,367,275	$45,664	—
BlackRock High Yield Bond Portfolio, BlackRock Class	198,735	—		198,735		—	—	$7,790	$59,187
BlackRock International Fund, Institutional Class	129,387	1,665		56,911		74,141	$1,173,650	$24,647	$142,046
BlackRock International Opportunities Portfolio, Institutional Class	90,244	318		15,993		74,569	$3,074,492	$5,481	$85,322
BlackRock Liquidity Funds, TempFund, Institutional Class	1,320,603	—		246,562	[1]	1,074,041	$1,074,041	$1,026	—
BlackRock Liquidity Series, LLC, Money Market Series	—	$2,388,500	[2]	—		$2,388,500	$2,388,500	$16,334	—
BlackRock Long-Horizon Equity Fund, Institutional Class	481,633	17,401		11,943		487,091	$7,345,329	$86,427	$159,566
BlackRock Low Duration Bond Portfolio, BlackRock Class	342,243	5,826		—		348,069	$3,411,078	$56,964	—
BlackRock Small Cap Growth Equity Portfolio, Institutional Class	112,253	37,637		40,165		109,725	$2,601,588	—	$1,102,172
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	—	337,195		—		337,195	$3,496,714	$57,660	—
BlackRock U.S. Opportunities Portfolio, Institutional Class	36,376	8,789		5,510		39,655	$1,754,732	—	$363,245
iShares MSCI Germany ETF	61,466	—		—		61,466	$1,922,656	$38,798	—
iShares MSCI Japan ETF	480,832	75,075		305,610		250,297	$3,013,576	$36,014	$(91,696)
iShares U.S. Financials ETF	76,177	—		—		76,177	$6,333,356	$74,691	—
iShares U.S. Healthcare ETF	—	22,105		—		22,105	$2,834,082	$16,016	—
iShares U.S. Technology ETF	37,114	—		—		37,114	$3,595,604	$29,625	—
Master Basic Value LLC	$12,409,870	$742,471	[2]	—		$13,152,341	$13,152,341	$196,706	$1,878,406
Master Large Cap Growth Portfolio	$9,560,754	$1,675,653	[2]	—		$11,236,407	$11,236,407	$116,880	$863,388
Master Total Return Portfolio	$6,533,722	—		$4,445,929	[1]	$2,087,793	$2,087,793	$74,103	$43,923
Master Value Opportunities LLC	$1,639,737	$321,712	[2]	—		$1,961,449	$1,961,449	$18,029	$273,231

[1]	Represents net shares/beneficial interest sold.

[2]	Represents net beneficial interest purchased.

(b)	Non-income producing security.

(c)	Security, or a portion of security, is on loan.

(d)	Represents the current yield as of report date.

(e)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

8	BLACKROCK FUNDS II	JUNE 30, 2014

Schedule of Investments (continued)	BlackRock Growth Prepared Portfolio

•	Financial futures contracts outstanding as of June 30, 2014 were as follows:

Contracts Purchased/ (Sold)	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
21	Australian Government Bonds (10 Year)	Sydney	September 2014	$2,385,590	$46,841
(31)	U.S. Treasury Notes (10 Year)	Chicago Board of Trade	September 2014	$3,880,328	(39,675)
Total					$7,166

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of June 30, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$61,168,746	$30,826,490	—	$91,995,236

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Interest rate contracts	$46,841	—	—	$46,841
Liabilities:
Interest rate contracts	(39,675)	—	—	(39,675)
Total	$7,166	—	—	$7,166

[1] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

BLACKROCK FUNDS II	JUNE 30, 2014	9

Schedule of Investments (concluded)	BlackRock Growth Prepared Portfolio

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of June 30, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$88,330	—	—	$88,330
Liabilities:
Collateral on securities loaned at value	—	$(2,388,500)	—	(2,388,500)
Bank overdraft	—	(4,118)	—	(4,118)
Total	$88,330	$(2,392,618)	—	$(2,304,288)

There were no transfers between levels during the period ended June 30, 2014.

10	BLACKROCK FUNDS II	JUNE 30, 2014

Schedule of Investments June 30, 2014 (Unaudited)	BlackRock Aggressive Growth Prepared Portfolio
(Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds — 100.2%
BlackRock Capital Appreciation Fund, Inc., BlackRock Class (b)	186,856	$5,372,108
BlackRock Equity Dividend Fund, Institutional Class	130,706	3,313,398
BlackRock EuroFund, Institutional Class	27,045	451,103
BlackRock International Fund, Institutional Class	141,441	2,239,018
BlackRock International Opportunities Portfolio, Institutional Class	55,393	2,283,835
BlackRock Long-Horizon Equity Fund, Institutional Class	293,413	4,424,672
BlackRock Small Cap Growth Equity Portfolio, Institutional Class (b)	54,053	1,281,599
BlackRock U.S. Opportunities Portfolio, Institutional Class (b)	30,971	1,370,448
iShares MSCI Germany ETF	38,119	1,192,362
iShares MSCI Japan ETF	118,963	1,432,315
iShares U.S. Financials ETF	31,593	2,626,642
iShares U.S. Healthcare ETF	10,273	1,317,101
iShares U.S. Technology ETF	14,468	1,401,660
Master Basic Value LLC	$7,744,379	7,744,379

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds (concluded)
Master Large Cap Growth Portfolio	$6,922,291	$6,922,291
Master Value Opportunities LLC	$1,345,880	1,345,880

		44,718,811

Short-Term Securities — 0.2%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (c)	94,081	94,081
Total Affiliated Investment Companies (Cost — $35,962,970*) — 100.4%		44,812,892
Liabilities in Excess of Other Assets — (0.4)%		(157,897)

Net Assets — 100.0%		$44,654,995

Notes to Schedule of Investments

*	As of June 30, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$35,014,571

Gross unrealized appreciation	$14,260,516
Gross unrealized depreciation	(4,462,195)

Net unrealized appreciation	$9,798,321

BLACKROCK FUNDS II	JUNE 30, 2014	11

Schedule of Investments (continued)	BlackRock Aggressive Growth Prepared Portfolio

(a)	Investments in issuers considered to be an affiliate of the Fund during the period ended June 30, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at September 30, 2013	Shares/ Beneficial Interest Purchased		Shares Sold		Shares/ Beneficial Interest Held at June 30, 2014	Value at June 30, 2014	Income	Realized Gain (Loss)
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	197,322	74,982		85,448		186,856	$5,372,108	—	$1,357,814
BlackRock Equity Dividend Fund, Institutional Class	139,376	45,825		54,495		130,706	$3,313,398	$48,215	$375,411
BlackRock EuroFund, Institutional Class	26,697	348		—		27,045	$451,103	$5,449	—
BlackRock International Fund, Institutional Class	138,814	2,627		—		141,441	$2,239,018	$38,882	—
BlackRock International Opportunities Portfolio, Institutional Class	55,156	237		—		55,393	$2,283,835	$4,072	$5,328
BlackRock Liquidity Funds, TempFund, Institutional Class	394,732	—		300,651	[1]	94,081	$94,081	$153	—
BlackRock Liquidity Series, LLC, Money Market Series	—	—	[2]	—	[1]	—	—	$4,935	—
BlackRock Long-Horizon Equity Fund, Institutional Class	324,940	11,781		43,308		293,413	$4,424,672	$58,511	$151,204
BlackRock Small Cap Growth Equity Portfolio, Institutional Class	63,876	29,347		39,170		54,053	$1,281,599	—	$682,819
BlackRock U.S. Opportunities Portfolio, Institutional Class	27,021	6,530		2,580		30,971	$1,370,448	—	$256,611
iShares MSCI Germany ETF	38,119	—		—		38,119	$1,192,362	$24,061	—
iShares MSCI Japan ETF	272,868	35,512		189,417		118,963	$1,432,315	$17,132	$(55,072)
iShares U.S. Financials ETF	41,681	—		10,088		31,593	$2,626,642	$30,977	$154,975
iShares U.S. Healthcare ETF	—	10,273		—		10,273	$1,317,101	$7,443	—
iShares U.S. Technology ETF	20,051	—		5,583		14,468	$1,401,660	$11,549	$33,218
Master Basic Value LLC	$7,593,424	$150,955	[2]	—		$7,744,379	$7,744,379	$110,960	$1,062,184
Master Large Cap Growth Portfolio	$5,835,083	$1,087,208	[2]	—		$6,922,291	$6,922,291	$69,440	$513,295
Master Value Opportunities LLC	$1,165,860	$180,020	[2]	—		$1,345,880	$1,345,880	$12,545	$189,642

[1]	Represents net shares/beneficial interest sold.

[2]	Represents net beneficial interest purchased.

(b)	Non-income producing security.

(c)	Represents the current yield as of report date.

12	BLACKROCK FUNDS II	JUNE 30, 2014

Schedule of Investments (concluded)	BlackRock Aggressive Growth Prepared Portfolio

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market – corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$28,800,342	$16,012,550	—	$44,812,892

There were no transfers between levels during the period ended June 30, 2014.

BLACKROCK FUNDS II	JUNE 30, 2014	13

Schedule of Investments June 30, 2014 (Unaudited)	BlackRock Core Bond Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities		Par (000)	Value
AmeriCredit Automobile Receivables Trust:
Series 2011-5, Class C, 3.44%, 10/08/17	USD	3,450	$3,545,168
Series 2012-2, Class C, 2.64%, 10/10/17		2,965	3,036,649
Series 2012-3, Class C, 2.42%, 5/08/18		2,810	2,872,986
Series 2012-4, Class B, 1.31%, 11/08/17		1,710	1,720,568
Series 2012-4, Class C, 1.93%, 8/08/18		2,670	2,713,305
Series 2012-5, Class C, 1.69%, 11/08/18		4,025	4,065,073
Series 2013-4, Class B, 1.66%, 9/10/18		1,080	1,087,371
Series 2013-4, Class C, 2.72%, 9/09/19		660	676,239
Series 2013-4, Class D, 3.31%, 10/08/19		1,545	1,601,266
Series 2013-5, Class B, 1.52%, 1/08/19		1,120	1,122,748
Series 2013-5, Class C, 2.29%, 11/08/19		595	602,060
Series 2014-1, Class B, 1.68%, 7/08/19		1,921	1,927,220
AUTO ABS, Series 2012-2, Class A, 2.80%, 4/27/25	EUR	2,117	2,929,283
Battalion CLO IV Ltd., Series 2013-4A, Class A1, 1.63%, 10/22/25 (a)(b)	USD	3,965	3,947,157
Benefit Street Partners CLO II Ltd., Series 2013-IIA, Class A1, 1.44%, 7/15/24 (a)(b)		1,850	1,824,470
BlueMountain CLO Ltd., Series 2012-2A, Class B1, 2.29%, 11/20/24 (a)(b)		2,850	2,828,961
Carlyle Global Market Strategies CLO Ltd., Series 2012-4A, Class A, 1.62%, 1/20/25 (a)(b)		6,090	6,056,219
Chesapeake Funding LLC:
Series 2012-1A, Class B, 1.75%, 11/07/23 (a)(b)		2,620	2,648,904
Series 2012-1A, Class C, 2.15%, 11/07/23 (a)(b)		1,685	1,703,543
Chrysler Capital Auto Receivables Trust:
Series 2013-BA, Class A2, 0.56%, 12/15/16 (a)		3,214	3,216,606
Series 2013-BA, Class A3, 0.85%, 5/15/18 (a)		3,225	3,234,894
Series 2013-BA, Class A4, 1.27%, 3/15/19 (a)		2,230	2,237,765
Series 2013-BA, Class B, 1.78%, 6/17/19 (a)		1,030	1,034,581
Series 2013-BA, Class C, 2.24%, 9/16/19 (a)		1,050	1,054,052
Series 2013-BA, Class D, 2.89%, 10/15/20 (a)		1,040	1,055,155
Series 2014-AA, Class B, 1.76%, 8/15/19 (a)		1,005	1,005,778
Series 2014-AA, Class C, 2.28%, 11/15/19 (a)		1,290	1,291,890

Asset-Backed Securities		Par (000)	Value
CIFC Funding Ltd., Series 2014-2A, Class A1L, 1.73%, 5/24/26 (a)(b)	USD	1,685	$1,680,788
Credit Acceptance Auto Loan Trust:
Series 2012-2A, Class A, 1.52%, 3/16/20 (a)		3,875	3,894,251
Series 2013-1A, Class A, 1.21%, 10/15/20 (a)		2,280	2,285,579
Series 2013-2A, Class A, 1.50%, 4/15/21 (a)		2,050	2,064,772
Series 2014-1A, Class A, 1.55%, 10/15/21 (a)		4,315	4,328,118
Series 2014-1A, Class B, 2.29%, 4/15/22 (a)		1,185	1,190,984
DT Auto Owner Trust:
Series 2012-1A, Class C, 3.38%, 10/16/17 (a)		109	108,916
Series 2012-1A, Class D, 4.94%, 7/16/18 (a)		3,750	3,822,967
Series 2012-2A, Class B, 1.85%, 4/17/17 (a)		126	126,308
Series 2012-2A, Class C, 2.72%, 4/17/17 (a)		200	200,653
Ford Credit Floorplan Master Owner Trust:
Series 2012-4, Class D, 2.09%, 9/15/16		3,430	3,438,733
Series 2012-5, Class C, 2.14%, 9/15/19		2,085	2,109,720
GSAA Home Equity Trust:
Series 2005-11, Class 2A1, 0.43%, 10/25/35 (b)		3,380	3,158,270
Series 2006-5, Class 2A1, 0.22%, 3/25/36 (b)		1,047	637,592
GT Loan Financing I Ltd., Series 2013-1A, Class A, 1.51%, 10/28/24 (a)(b)		4,330	4,312,680
HLSS Servicer Advance Receivables Backed Notes, Series 2013-T6, Class AT6, 1.29%, 9/15/44 (a)		4,690	4,692,345
Hyundai Auto Receivables Trust, Series 2012-A, Class D, 2.61%, 5/15/18		2,420	2,499,325
IFC SBA Loan-Backed Adjustable Rate Certificate, Series 1997-1, Class A, 1.25%, 1/15/24 (a)(b)		102	102,347
ING Investment Management CLO Ltd., Series 2013-3A, Class A1, 1.69%, 1/18/26 (a)(b)		2,175	2,172,390
KKR Financial CLO Corp., Series 2007-AA, Class A, 0.98%, 10/15/17 (a)(b)		3,549	3,547,501
KKR Financial CLO Ltd., Series 2013-1A, Class A1, 1.39%, 7/15/25 (a)(b)		3,985	3,923,739
Mountain View CLO Ltd., Series 2013-1A, Class A, 1.40%, 4/12/24 (a)(b)		7,500	7,388,813

Portfolio Abbreviations
AKA	Also Know As	EUR	Euro	NZD	New Zealand Dollar
AUD	Australian Dollar	EURIBOR	Euro Interbank Offered Rate	OTC	Over-the-counter
BRL	Brazilian Real	FKA	Formerly Known As	PIK	Payment-in-kind
BZDIOVER	Overnight Brazil CETIP - Interbank Rate	GBP	British Pound	PLN	Polish Zloty
CAD	Canadian Dollar	GO	General Obligation Bonds	RB	Revenue Bonds
CDO	Collateralized Debt Obligation	INR	Indian Rupee	REMIC	Real Estate Mortgate Investment Conduit
CHF	Swiss Franc	JIBAR	Johannesburg Interbank Agreed Rate	RUB	Russian Ruble
CLO	Collateralized Loan Obligation	JPY	Japanese Yen	SEK	Swedish Krona
CNY	Chinese Yuan Renminbi	LIBOR	London Interbank Offered Rate	TBA	To-be-announced
CPI	Consumer Price Index	MXN	Mexican Peso	USD	US Dollar
EBITDA	Earnings Before Interest, Taxes,	NOK	Norwegian Krone	ZAR	South African Rand
Depreciation and Amortization

14	BLACKROCK FUNDS II	JUNE 30, 2014

Schedule of Investments (continued)	BlackRock Core Bond Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities		Par (000)	Value
Nelnet Student Loan Trust:
Series 2008-3, Class A4, 1.88%, 11/25/24 (b)	USD	5,310	$5,576,875
Series 2014-2A, Class A3, 1.01%, 7/27/37 (a)(b)		2,295	2,282,033
Northwoods Capital Corp./Northwoods Capital Ltd., Series 2012-9A, Class A, 1.65%, 1/18/24 (a)(b)		3,895	3,885,259
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class A, 1.35%, 7/17/25 (a)(b)		4,590	4,530,807
OHA Loan Funding Ltd., Series 2013-2A, Class A, 1.51%, 8/23/24 (a)(b)		4,495	4,454,545
OneMain Financial Issuance Trust, Series 2014-1A, Class A, 2.43%, 6/18/24 (a)		7,560	7,559,849
OZLM Funding IV Ltd., Series 2013-4A, Class A1, 1.38%, 7/22/25 (a)(b)		7,845	7,718,397
OZLM Funding Ltd., Series 2012-2A, Class A1, 1.72%, 10/30/23 (a)(b)		6,920	6,914,132
PFS Tax Lien Trust, Series 2014-1, Class NOTE, 1.53%, 5/15/29 (a)		2,803	2,804,538
Prestige Auto Receivables Trust:
Series 2013-1A, Class A2, 1.09%, 2/15/18 (a)		2,313	2,317,864
Series 2013-1A, Class A3, 1.33%, 5/15/19 (a)		2,220	2,226,502
Series 2014-1A, Class A2, 0.97%, 3/15/18 (a)		3,025	3,025,629
Santander Drive Auto Receivables Trust:
Series 2012-1, Class C, 3.78%, 11/15/17		2,845	2,920,592
Series 2012-2, Class C, 3.20%, 2/15/18		1,525	1,559,403
Series 2012-4, Class C, 2.94%, 12/15/17		5,135	5,262,055
Series 2012-5, Class B, 1.56%, 8/15/18		4,130	4,161,124
Series 2012-5, Class C, 2.70%, 8/15/18		1,965	2,019,906
Series 2012-6, Class B, 1.33%, 5/15/17		3,280	3,297,427
Series 2012-6, Class C, 1.94%, 3/15/18		3,400	3,452,445
Series 2012-AA, Class B, 1.21%, 10/16/17 (a)		8,180	8,203,321
Series 2013-2, Class B, 1.33%, 3/15/18		7,870	7,922,320
Series 2013-3, Class B, 1.19%, 5/15/18		7,090	7,113,312
Series 2013-5, Class B, 1.55%, 10/15/18		8,605	8,655,589
Series 2013-5, Class C, 2.25%, 6/17/19		4,075	4,112,661
Series 2013-A, Class B, 1.89%, 10/15/19 (a)		4,920	4,988,624
Series 2013-A, Class C, 3.12%, 10/15/19 (a)		1,905	1,966,413
Series 2013-A, Class D, 3.78%, 10/15/19 (a)		1,240	1,305,507
Series 2014-1, Class B, 1.59%, 10/15/18		1,245	1,251,284
Series 2014-2, Class B, 1.62%, 2/15/19		4,200	4,224,667
Series 2014-2, Class C, 2.33%, 11/15/19		5,640	5,695,092
Series 2014-3, Class B, 1.45%, 5/15/19		1,317	1,317,610
Series 2014-S1, Class R, 1.42%, 8/16/18 (a)		733	732,574
Series 2014-S2, Class R, 1.43%, 11/16/18 (a)		1,432	1,432,142
Series 2014-S3, Class R, 1.43%, 2/19/19 (a)		812	812,413
Series 2014-S4, Class R, 1.43%, 4/16/19 (a)		1,230	1,229,706
Series 2014-S5, Class R, 1.43%, 6/18/19 (a)		1,341	1,340,580
Series 2014-S6, Class R, 1.43%, 12/17/19 (a)		2,897	2,896,976

Asset-Backed Securities		Par (000)	Value
Scholar Funding Trust, Series 2011-A, Class A, 1.13%, 10/28/43 (a)(b)	USD	7,076	$7,105,143
SLC Private Student Loan Trust, Series 2006-A, Class A5, 0.40%, 7/15/36 (b)		7,862	7,793,497
SLM Private Credit Student Loan Trust:
Series 2002-A, Class A2, 0.78%, 12/16/30 (b)		3,369	3,307,544
Series 2003-B, Class A2, 0.63%, 3/15/22 (b)		3,308	3,304,749
Series 2004-B, Class A2, 0.43%, 6/15/21 (b)		5,205	5,159,435
Series 2005-B, Class A2, 0.41%, 3/15/23 (b)		5,911	5,852,942
Series 2006-A, Class A4, 0.42%, 12/15/23 (b)		7,985	7,889,420
Series 2006-C, Class A4, 0.40%, 3/15/23 (b)		774	762,535
SLM Private Education Loan Trust:
Series 2011-A, Class A3, 2.65%, 1/15/43 (a)(b)		3,115	3,325,365
Series 2011-B, Class A2, 3.74%, 2/15/29 (a)		1,280	1,352,384
Series 2011-B, Class A3, 2.40%, 6/16/42 (a)(b)		1,912	2,044,266
Series 2011-C, Class A2A, 3.40%, 10/17/44 (a)(b)		2,075	2,232,283
Series 2011-C, Class A2B, 4.54%, 10/17/44 (a)		4,030	4,334,712
Series 2012-A, Class A1, 1.55%, 8/15/25 (a)(b)		1,733	1,756,041
Series 2012-C, Class A1, 1.25%, 8/15/23 (a)(b)		4,460	4,493,546
Series 2012-C, Class A2, 3.31%, 10/15/46 (a)		10,105	10,556,936
Series 2012-E, Class A1, 0.90%, 10/16/23 (a)(b)		3,163	3,176,249
Series 2012-E, Class A2B, 1.90%, 6/15/45 (a)(b)		1,000	1,033,778
Series 2013-A, Class A1, 0.75%, 8/15/22 (a)(b)		1,602	1,604,679
Series 2013-A, Class A2A, 1.77%, 5/17/27 (a)		14,945	14,831,627
Series 2013-A, Class A2B, 1.20%, 5/17/27 (a)(b)		10,060	10,152,643
Series 2013-A, Class B, 2.50%, 3/15/47 (a)		435	416,082
Series 2013-B, Class A1, 0.80%, 7/15/22 (a)(b)		1,956	1,961,080
Series 2013-B, Class A2A, 1.85%, 6/17/30 (a)		15,560	15,370,681
Series 2013-B, Class B, 3.00%, 5/16/44 (a)		585	567,518
Series 2013-C, Class A2A, 2.94%, 10/15/31 (a)		5,250	5,408,928
Series 2014-A, Class A1, 0.75%, 7/15/22 (a)(b)		2,535	2,539,535
SLM Student Loan Trust, Series 2008-5, Class A4, 1.93%, 7/25/23 (b)		8,915	9,350,034
Sound Point CLO IV Ltd., Series 2013-3A, Class A, 1.60%, 1/21/26 (a)(b)		1,505	1,490,349
Structured Asset Securities Corp. Assistance Loan Trust, Series 2003-AL1, Class A, 3.36%, 4/25/31 (a)		883	867,326
Vibrant CLO Ltd.:
Series 2012-1A, Class A1, 1.72%, 7/17/24 (a)(b)		12,420	12,410,039
Series 2012-1A, Class A2, 2.63%, 7/17/24 (a)(b)		3,340	3,331,106

BLACKROCK FUNDS II	JUNE 30, 2014	15

Schedule of Investments (continued)	BlackRock Core Bond Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities		Par (000)	Value
World Financial Network Credit Card Master Trust:
Series 2010-A, Class B, 6.75%, 4/15/19	USD	3,525	$3,702,100
Series 2012-C, Class A, 2.23%, 8/15/22		8,270	8,337,227
Series 2012-D, Class A, 2.15%, 4/17/23		10,105	10,047,695
Total Asset-Backed Securities — 18.0%			437,766,349

Corporate Bonds		Par (000)	Value
Aerospace & Defense — 0.0%
L-3 Communications Corp., 1.50%, 5/28/17		735	736,005
Air Freight & Logistics — 0.2%
FedEx Corp.:
4.90%, 1/15/34		2,966	3,183,334
5.10%, 1/15/44		866	937,058

			4,120,392
Auto Components — 0.0%
Johnson Controls, Inc., 3.63%, 7/02/24		830	833,657
Banks — 2.5%
Branch Banking & Trust Co., 2.30%, 10/15/18		2,015	2,053,158
Citigroup, Inc.:
4.45%, 1/10/17		1,333	1,435,653
2.50%, 9/26/18		1,987	2,019,386
6.68%, 9/13/43		585	728,275
4.95%, 11/07/43		585	624,662
5.30%, 5/06/44		1,220	1,272,519
Cooperatieve Centrale Raiffeisen- Boerenleenbank BA, 2.25%, 1/14/19		2,030	2,055,838
HSBC Bank Brasil SA - Banco Multiplo, 4.00%, 5/11/16 (a)		14,280	14,815,500
HSBC Holdings PLC:
4.25%, 3/14/24		655	674,078
6.50%, 5/02/36		1,560	1,916,267
5.25%, 3/14/44		1,559	1,669,377
HSBC USA, Inc.:
2.25%, 6/23/19		3,230	3,240,649
3.50%, 6/23/24		1,910	1,915,421
Intesa Sanpaolo SpA, 5.02%, 6/26/24 (a)		1,735	1,755,499
Macquarie Bank Ltd.:
1.65%, 3/24/17 (a)		1,690	1,699,819
2.60%, 6/24/19 (a)		6,505	6,546,118
Royal Bank of Scotland Group PLC:
1.88%, 3/31/17		2,891	2,916,756
6.00%, 12/19/23		1,455	1,573,153
5.13%, 5/28/24		2,755	2,797,424
Société Générale SA, 5.00%, 1/17/24 (a)		1,830	1,913,880
Wells Fargo & Co.:
1.50%, 7/01/15		1,802	1,822,323
2.13%, 4/22/19		1,005	1,008,435
4.10%, 6/03/26		1,935	1,959,379
5.38%, 11/02/43		2,480	2,728,097

			61,141,666
Beverages — 0.2%
Anheuser-Busch InBev Finance, Inc.:
2.15%, 2/01/19		2,045	2,057,446
3.70%, 2/01/24		2,895	2,971,153

			5,028,599
Biotechnology — 0.4%
Amgen, Inc.:
3.63%, 5/22/24		4,065	4,100,951

Corporate Bonds		Par (000)	Value
Biotechnology (concluded)
5.65%, 6/15/42	USD	1,278	$1,457,710
Celgene Corp., 3.63%, 5/15/24		5,095	5,106,907

			10,665,568
Capital Markets — 1.6%
The Bank of New York Mellon Corp., 2.10%, 1/15/19		1,909	1,920,376
Credit Suisse, 2.30%, 5/28/19		6,050	6,059,716
The Goldman Sachs Group, Inc.:
3.63%, 2/07/16		1,502	1,565,500
2.38%, 1/22/18		2,535	2,574,384
5.75%, 1/24/22		1,442	1,668,659
1.83%, 11/29/23 (b)		1,847	1,903,666
3.85%, 7/08/24		4,385	4,385,000
6.13%, 2/15/33		1,505	1,802,593
6.75%, 10/01/37		1,565	1,882,748
6.25%, 2/01/41		585	713,643
4.80%, 7/08/44		2,275	2,275,000
Morgan Stanley:
5.45%, 1/09/17		5,070	5,585,087
5.63%, 9/23/19		1,910	2,196,899
3.75%, 2/25/23		2,446	2,488,264
3.88%, 4/29/24		2,245	2,272,209

			39,293,744
Chemicals — 0.3%
Eastman Chemical Co., 4.80%, 9/01/42		1,530	1,553,521
LyondellBasell Industries NV, 5.00%, 4/15/19		4,933	5,564,306
Monsanto Co.:
2.75%, 7/15/21		585	584,772
4.70%, 7/15/64		685	687,647

			8,390,246
Communications Equipment — 0.1%
Cisco Systems, Inc., 2.13%, 3/01/19		2,185	2,201,977
Consumer Finance — 0.9%
American Express Credit Corp., 1.13%, 6/05/17		3,340	3,336,493
Capital One Financial Corp., 2.45%, 4/24/19		2,268	2,289,272
Discover Bank, 7.00%, 4/15/20		427	512,896
Discover Financial Services, 3.85%, 11/21/22		1,680	1,710,465
Ford Motor Credit Co. LLC:
1.72%, 12/06/17		7,470	7,473,040
4.38%, 8/06/23		1,266	1,351,998
Toyota Motor Credit Corp., 2.75%, 5/17/21		4,075	4,091,381

			20,765,545
Diversified Financial Services — 1.2%
Bank of America Corp.:
5.75%, 12/01/17		2,960	3,338,643
2.60%, 1/15/19		2,315	2,342,231
2.65%, 4/01/19		9,609	9,739,682
General Electric Capital Corp., 6.88%, 1/10/39		625	839,549
JPMorgan Chase & Co.:
4.75%, 3/01/15		3,459	3,558,464
1.35%, 2/15/17		5,440	5,459,323
3.25%, 9/23/22		1,719	1,726,847
3.20%, 1/25/23		897	890,609
4.85%, 2/01/44		585	620,291
Osprey Trust/Osprey I, Inc., 7.80%, 1/15/49 (a)(b)(c)(d)		2,375	—
Total Capital International SA, 2.75%, 6/19/21		1,505	1,508,288

			30,023,927

16	BLACKROCK FUNDS II	JUNE 30, 2014

Schedule of Investments (continued)	BlackRock Core Bond Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Diversified Telecommunication Services — 1.3%
AT&T Inc.:
2.30%, 3/11/19	USD	3,925	$3,962,535
4.45%, 5/15/21		2,677	2,939,528
3.00%, 2/15/22		883	879,049
4.35%, 6/15/45		1,530	1,450,315
Verizon Communications, Inc.:
3.65%, 9/14/18		5,048	5,398,740
4.50%, 9/15/20		1,909	2,099,885
5.15%, 9/15/23		1,859	2,080,394
5.05%, 3/15/34		5,410	5,773,909
3.85%, 11/01/42		9,046	7,964,668

			32,549,023
Electric Utilities — 1.4%
Berkshire Hathaway Energy Co., 6.50%, 9/15/37		777	1,001,975
The Cleveland Electric Illuminating Co.:
8.88%, 11/15/18		1,054	1,337,972
5.95%, 12/15/36		1,126	1,277,593
Commonwealth Edison Co., 4.70%, 1/15/44		1,880	2,051,766
Duke Energy Carolinas LLC, 4.25%, 12/15/41		2,870	2,921,571
Duke Energy Corp., 3.75%, 4/15/24		459	471,443
Duke Energy Florida, Inc., 5.90%, 3/01/33		690	827,683
Entergy Arkansas, Inc., 3.70%, 6/01/24		2,735	2,839,455
Florida Power & Light Co., 5.69%, 3/01/40		354	442,827
Georgia Power Co., 3.00%, 4/15/16		3,646	3,796,263
Jersey Central Power & Light Co., 7.35%, 2/01/19		2,216	2,677,336
Oncor Electric Delivery Co. LLC:
4.10%, 6/01/22		566	608,470
5.30%, 6/01/42		875	1,029,135
PacifiCorp:
3.60%, 4/01/24		5,680	5,889,859
5.75%, 4/01/37		1,535	1,899,450
6.25%, 10/15/37		3,719	4,837,869
Progress Energy, Inc., 4.88%, 12/01/19		291	326,889

			34,237,556
Energy Equipment & Services — 0.8%
Diamond Offshore Drilling, Inc., 4.88%, 11/01/43		1,685	1,700,633
Transocean, Inc.:
6.00%, 3/15/18		9,935	11,221,871
6.50%, 11/15/20		1,130	1,306,912
6.80%, 3/15/38		3,053	3,482,093
Weatherford International Ltd., 5.95%, 4/15/42		1,525	1,729,489

			19,440,998
Food & Staples Retailing — 0.2%
CVS Caremark Corp., 5.30%, 12/05/43		539	609,321
Wal-Mart Stores, Inc.:
4.00%, 4/11/43		2,336	2,237,675
4.30%, 4/22/44		1,525	1,540,259

			4,387,255
Food Products — 0.1%
Mondelez International, Inc., 2.25%, 2/01/19		2,510	2,527,183
Health Care Equipment & Supplies — 0.2%
Boston Scientific Corp., 2.65%, 10/01/18		2,677	2,736,520
CareFusion Corp.:
1.45%, 5/15/17		1,220	1,219,089
4.88%, 5/15/44		470	474,780
Medtronic, Inc., 3.63%, 3/15/24		1,270	1,302,626

			5,733,015

Corporate Bonds		Par (000)	Value
Health Care Providers & Services — 0.8%
Aetna, Inc., 4.75%, 3/15/44	USD	523	$549,815
AmerisourceBergen Corp., 1.15%, 5/15/17		6,100	6,092,863
Coventry Health Care, Inc., 5.45%, 6/15/21		2,649	3,084,784
Express Scripts Holding Co., 1.25%, 6/02/17		2,300	2,295,959
UnitedHealth Group, Inc., 3.38%, 11/15/21		1,090	1,119,119
WellPoint, Inc.:
1.88%, 1/15/18		3,668	3,693,749
2.30%, 7/15/18		2,874	2,927,968
3.30%, 1/15/23		945	943,875

			20,708,132
Household Products — 0.1%
Kimberly-Clark Corp., 1.90%, 5/22/19		2,515	2,512,684
Independent Power and Renewable Electricity Producers — 0.3%
IPALCO Enterprises, Inc., 5.00%, 5/01/18		7,350	7,846,125
Industrial Conglomerates — 0.1%
General Electric Co., 4.50%, 3/11/44		1,465	1,526,441
Insurance — 2.0%
American International Group, Inc.:
3.80%, 3/22/17		6,552	7,001,520
5.45%, 5/18/17		2,738	3,054,573
3.38%, 8/15/20		3,448	3,582,934
Genworth Holdings, Inc., 7.63%, 9/24/21		4,590	5,750,609
Manulife Financial Corp., 3.40%, 9/17/15		3,171	3,276,766
MassMutual Global Funding II, 2.35%, 4/09/19 (a)		2,225	2,244,062
Metropolitan Life Global Funding I:
1.30%, 4/10/17 (a)		7,495	7,506,304
2.30%, 4/10/19 (a)		3,080	3,111,270
Prudential Financial, Inc.:
4.75%, 9/17/15		2,712	2,846,285
7.38%, 6/15/19		1,999	2,475,564
5.38%, 6/21/20		2,513	2,881,353
4.50%, 11/15/20		3,496	3,853,351
XLIT Ltd.:
2.30%, 12/15/18		1,148	1,141,747
5.25%, 12/15/43		437	480,555

			49,206,893
Internet Software & Services — 0.0%
Baidu, Inc., 2.75%, 6/09/19		743	745,894
IT Services — 0.3%
International Business Machines Corp., 3.63%, 2/12/24		3,702	3,798,441
MasterCard Inc.:
2.00%, 4/01/19		2,181	2,189,877
3.38%, 4/01/24		1,394	1,414,705

			7,403,023
Life Sciences Tools & Services — 0.3%
Thermo Fisher Scientific, Inc.:
2.40%, 2/01/19		5,835	5,894,377
5.30%, 2/01/44		288	319,655

			6,214,032
Machinery — 0.2%
Caterpillar, Inc., 4.75%, 5/15/64		1,485	1,547,694
John Deere Capital Corp., 3.35%, 6/12/24		2,350	2,365,613

			3,913,307
Media — 1.5%
21st Century Fox America, Inc., 7.63%, 11/30/28		718	936,348

BLACKROCK FUNDS II	JUNE 30, 2014	17

Schedule of Investments (continued)	BlackRock Core Bond Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Media (concluded)
CBS Corp.:
4.63%, 5/15/18	USD	1,377	$1,507,705
8.88%, 5/15/19		3,064	3,972,173
5.75%, 4/15/20		1,097	1,271,269
Comcast Cable Communications Holdings, Inc., 9.46%, 11/15/22		1,724	2,505,829
Comcast Corp.:
5.88%, 2/15/18		3,430	3,954,097
4.75%, 3/01/44		685	724,495
COX Communications, Inc., 8.38%, 3/01/39 (a)		2,666	3,735,221
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.:
4.60%, 2/15/21		3,017	3,294,057
5.00%, 3/01/21		1,534	1,712,436
The Interpublic Group of Cos., Inc., 4.20%, 4/15/24		244	251,776
NBCUniversal Media LLC:
5.15%, 4/30/20		3,795	4,354,929
4.45%, 1/15/43		1,259	1,263,094
TCI Communications, Inc., 7.88%, 2/15/26		2,140	2,995,670
Time Warner Cable, Inc.:
8.75%, 2/14/19		950	1,218,349
6.55%, 5/01/37		1,545	1,922,430

			35,619,878
Metals & Mining — 0.2%
BHP Billiton Finance USA Ltd., 5.00%, 9/30/43		1,164	1,286,435
Freeport-McMoRan Copper & Gold, Inc., 3.88%, 3/15/23		1,790	1,784,551
Rio Tinto Finance USA PLC, 2.88%, 8/21/22		1,469	1,434,396
Teck Resources Ltd., 4.50%, 1/15/21		1,085	1,142,292

			5,647,674
Multi-Utilities — 0.7%
CenterPoint Energy Houston Electric LLC, 4.50%, 4/01/44		2,795	2,948,845
CMS Energy Corp.:
3.88%, 3/01/24		903	938,337
4.88%, 3/01/44		2,043	2,150,472
Dominion Gas Holdings LLC, 4.80%, 11/01/43 (a)		308	327,656
Dominion Resources, Inc., 1.95%, 8/15/16		4,810	4,917,879
DTE Energy Co., 3.50%, 6/01/24		2,145	2,163,541
Pacific Gas & Electric Co., 4.75%, 2/15/44		818	870,778
PG&E Corp., 2.40%, 3/01/19		1,168	1,178,537
Virginia Electric and Power Co., 3.45%, 2/15/24		470	480,783

			15,976,828
Oil, Gas & Consumable Fuels — 2.7%
Apache Corp.:
6.00%, 1/15/37		945	1,156,695
4.75%, 4/15/43		1,949	2,042,519
4.25%, 1/15/44		1,630	1,603,094
BP Capital Markets PLC:
2.24%, 5/10/19		7,845	7,912,341
3.25%, 5/06/22		1,925	1,948,805
Continental Resources, Inc., 4.90%, 6/01/44 (a)		1,500	1,549,946
Enbridge, Inc., 3.50%, 6/10/24		1,000	996,150
EOG Resources, Inc., 2.45%, 4/01/20		3,646	3,674,216
Exxon Mobil Corp., 1.82%, 3/15/19		6,270	6,314,229
Hess Corp., 3.50%, 7/15/24		550	551,087
Husky Energy, Inc., 4.00%, 4/15/24		910	945,363

Corporate Bonds	Par (000)		Value
Oil, Gas & Consumable Fuels (concluded)
Kerr-McGee Corp., 6.95%, 7/01/24	USD	1,895	$2,433,862
Kinder Morgan Energy Partners LP:
3.50%, 3/01/21		500	507,036
4.15%, 2/01/24		3,237	3,283,088
Murphy Oil Corp., 2.50%, 12/01/17		4,128	4,225,008
Noble Energy, Inc.:
8.25%, 3/01/19		1,891	2,383,921
6.00%, 3/01/41		2,307	2,776,064
Schlumberger Investment SA, 3.65%, 12/01/23		1,419	1,475,662
Shell International Finance BV:
2.00%, 11/15/18		3,922	3,976,343
4.55%, 8/12/43		2,282	2,403,606
TransCanada PipeLines Ltd.:
3.75%, 10/16/23		1,907	1,967,988
4.63%, 3/01/34		1,470	1,559,122
Western Gas Partners LP, 5.38%, 6/01/21		4,101	4,644,001
The Williams Cos., Inc.:
7.88%, 9/01/21		1,521	1,888,378
3.70%, 1/15/23		1,028	988,871
Williams Partners LP, 5.40%, 3/04/44		1,366	1,465,487

			64,672,882
Paper & Forest Products — 0.4%
International Paper Co.:
4.75%, 2/15/22		7,694	8,483,920
4.80%, 6/15/44		2,300	2,318,147

			10,802,067
Pharmaceuticals — 1.3%
AbbVie, Inc., 4.40%, 11/06/42		2,242	2,176,545
Actavis Funding SCS:
2.45%, 6/15/19 (a)		2,953	2,961,268
3.85%, 6/15/24 (a)		2,299	2,323,949
Actavis, Inc.:
3.25%, 10/01/22		2,655	2,608,474
4.63%, 10/01/42		2,622	2,579,272
Bristol-Myers Squibb Co., 4.50%, 3/01/44		3,142	3,216,811
Novartis Capital Corp., 4.40%, 4/24/20		3,160	3,511,740
Pfizer, Inc.:
2.10%, 5/15/19		4,805	4,828,328
3.40%, 5/15/24		3,560	3,614,909
4.40%, 5/15/44		1,175	1,202,654
Teva Pharmaceutical Finance Co. BV, 3.65%, 11/10/21		1,602	1,643,984

			30,667,934
Real Estate Investment Trusts (REITs) — 0.2%
ARC Properties Operating Partnership LP/Clark Acquisition LLC, 3.00%, 2/06/19 (a)		3,475	3,488,170
Ventas Realty LP/Ventas Capital Corp., 2.70%, 4/01/20		752	748,425

			4,236,595
Road & Rail — 0.3%
Burlington Northern Santa Fe LLC:
3.00%, 3/15/23		1,348	1,326,017
3.75%, 4/01/24		470	485,045
Ryder System, Inc., 2.45%, 9/03/19		2,185	2,193,347
Union Pacific Railroad Co. Pass-Through Trust, Series 2014-1, 3.23%, 5/14/26		2,165	2,180,882

			6,185,291

18	BLACKROCK FUNDS II	JUNE 30, 2014

Schedule of Investments (continued)	BlackRock Core Bond Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Software — 0.2%
Oracle Corp.:
2.80%, 7/08/21	USD	2,380	$2,380,000
4.30%, 7/08/34		1,325	1,325,000

			3,705,000
Specialty Retail — 0.0%
The Home Depot, Inc., 4.40%, 3/15/45		650	659,881
Technology Hardware, Storage & Peripherals — 0.5%
Apple Inc.:
2.10%, 5/06/19		6,895	6,929,765
2.85%, 5/06/21		2,100	2,118,092
Hewlett-Packard Co., 3.75%, 12/01/20		2,680	2,801,267

			11,849,124
Tobacco — 0.3%
Altria Group, Inc., 4.00%, 1/31/24		1,563	1,606,029
Philip Morris International, Inc.:
1.13%, 8/21/17		4,175	4,162,629
4.88%, 11/15/43		1,108	1,193,333
Reynolds American, Inc., 4.75%, 11/01/42		895	853,457

			7,815,448
Wireless Telecommunication Services — 0.3%
America Movil SAB de CV, 2.38%, 9/08/16		6,670	6,858,294
Total Corporate Bonds — 24.1%			586,849,783

Foreign Agency Obligations	Par (000)		Value
Nexen Energy ULC, 5.88%, 3/10/35		220	247,993
Petrobras International Finance Co., 3.88%, 1/27/16		14,340	14,785,257
Statoil ASA, 2.90%, 11/08/20		5,305	5,454,065
Total Foreign Agency Obligations — 0.8%			20,487,315

Foreign Government Obligations	Par (000)		Value
Brazil — 0.2%
Federative Republic of Brazil, 4.25%, 1/07/25		4,550	4,611,425
Colombia — 0.1%
Republic of Colombia, 4.00%, 2/26/24		3,115	3,211,565
Indonesia — 0.2%
Republic of Indonesia:
5.38%, 10/17/23 (a)		4,325	4,589,906
8.50%, 10/12/35		345	457,242

			5,047,148
Italy — 3.5%
Buoni Poliennali Del Tesoro, 1.15%, 5/15/17	EUR	61,540	84,984,692
Mexico — 0.3%
United Mexican States, 4.00%, 10/02/23	USD	7,610	7,998,110
Peru — 0.1%
Peruvian Government International Bond, 7.35%, 7/21/25		1,745	2,312,125
Turkey — 0.3%
Turkey Government International Bond, 5.75%, 3/22/24		5,470	5,975,975
Total Foreign Government Obligations — 4.7%			114,141,040

.

Non-Agency Mortgage-Backed Securities	Par (000)		Value
Collateralized Mortgage Obligations — 1.3%
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-7, Class 4A, 2.79%, 10/25/34 (b)	USD	271	$270,285
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-29, Class 1A1, 0.69%, 2/25/35 (b)		854	809,500
Credit Suisse Mortgage Capital Certificates:
Series 2011-2R, Class 2A1, 2.61%, 7/27/36 (a)(b)		5,721	5,650,792
Series 2011-4R, Class 5A1, 3.31%, 5/27/36 (a)(b)		7,432	7,077,123
Series 2011-4R, Class 6A1, 2.51%, 5/27/36 (a)(b)		1,192	1,189,824
HomeBanc Mortgage Trust:
Series 2005-4, Class A1, 0.42%, 10/25/35 (b)		6,126	5,490,809
Series 2006-2, Class A1, 0.33%, 12/25/36 (b)		1,161	1,022,006
MortgageIT Trust, Series 2004-1, Class A1, 0.93%, 11/25/34 (b)		1,905	1,856,831
Residential Accredit Loans, Inc. Trust, Series 2006-QO2, Class A1, 0.37%, 2/25/46 (b)		3,779	1,847,153
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-16, Class 3A1, 2.55%, 11/25/34 (b)		5,169	5,238,681

			30,453,004
Commercial Mortgage-Backed Securities — 7.0%
BAMLL Commercial Mortgage Securities Trust, Series 2012-CLRN, Class A, 1.30%, 8/15/29 (a)(b)		2,484	2,485,662
Banc of America Commercial Mortgage Trust:
Series 2007-1, Class AMFX, 5.48%, 1/15/49 (b)		514	545,135
Series 2007-3, Class A1A, 5.77%, 6/10/49 (b)		7,138	7,724,758
Series 2007-3, Class A4, 5.77%, 6/10/49 (b)		1,565	1,722,442
BB-UBS Trust, Series 2012-TFT, Class A, 2.89%, 6/05/30 (a)		4,480	4,400,225
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW17, Class A1A, 5.65%, 6/11/50 (b)		4,329	4,776,524
Citigroup Commercial Mortgage Trust:
Series 2014-388G, Class A, 0.90%, 6/15/33 (a)(b)		6,690	6,704,377
Series 2014-GC19, Class A3, 3.75%, 3/10/47		1,965	2,023,184
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD5, Class AMA, 6.12%, 11/15/44 (b)		540	602,696
COBALT CMBS Commercial Mortgage Trust, Series 2007-C3, Class AM, 5.96%, 5/15/46 (b)		2,697	2,973,200
Commercial Mortgage Loan Trust, Series 2008-LS1, Class A4B, 6.21%, 12/10/49 (b)		3,730	4,109,363
Commercial Mortgage Pass-Through Certificates:
Series 2010-RR1, Class GEB, 5.54%, 12/11/49 (a)(b)		2,050	2,196,097
Series 2012-LTRT, Class A2, 3.40%, 10/05/30 (a)		3,460	3,407,270
Series 2013-FL3, Class A, 1.67%, 10/13/28 (a)(b)		5,138	5,161,948

BLACKROCK FUNDS II	JUNE 30, 2014	19

Schedule of Investments (continued)	BlackRock Core Bond Portfolio
(Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities	Par (000)		Value
Commercial Mortgage-Backed Securities (concluded)
Series 2013-GAM, Class A2, 3.37%, 2/10/28 (a)	USD	2,895	$2,893,220
Series 2014-CR17, Class A5, 3.98%, 5/10/47		1,842	1,942,133
Series 2014-UBS3, Class A4, 3.82%, 6/10/47		2,425	2,517,669
Credit Suisse Commercial Mortgage Trust:
Series 2007-C4, Class A3, 5.86%, 9/15/39 (b)		905	909,097
Series 2008-C1, Class A2, 6.17%, 2/15/41 (b)		2,796	2,804,608
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C3, Class AJ, 4.77%, 7/15/37		3,830	3,929,902
Credit Suisse Mortgage Capital Certificates, Series 2010-RR2, Class 2A, 5.86%, 9/15/39 (a)(b)		10,710	11,559,539
Deutsche Bank Re-REMIC Trust:
Series 2011-C32, Class A3A, 5.81%, 6/17/49 (a)(b)		2,750	2,955,040
Series 2012-EZ1, Class A, 0.95%, 9/25/45 (a)		321	321,276
Series 2013-EZ3, Class A, 1.64%, 12/18/49 (a)(b)		3,154	3,177,244
Extended Stay America Trust:
Series 2013-ESH5, Class C5, 2.67%, 12/05/31 (a)		2,460	2,461,769
Series 2013-ESH7, Class A27, 2.96%, 12/05/31 (a)		3,485	3,535,756
GE Capital Commercial Mortgage Corp. Trust, Series 2007-C1, Class A2, 5.42%, 12/10/49		7,023	7,026,114
Greenwich Capital Commercial Funding Corp.:
Series 2007-GG11, Class AM, 5.87%, 12/10/49 (b)		2,520	2,784,880
Series 2007-GG9, Class A2, 5.38%, 3/10/39		9,147	9,294,437
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2004-CB8, Class A1A, 4.16%, 1/12/39 (a)		753	754,039
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2007-CB20, Class AM, 5.88%, 2/12/51 (b)		4,748	5,338,446
Series 2007-LD11, Class A2, 5.80%, 6/15/49 (b)		1,492	1,490,940
Series 2007-LD12, Class A1A, 5.85%, 2/15/51 (b)		7,829	8,763,708
Series 2008-C2, Class ASB, 6.13%, 2/12/51 (b)		2,650	2,821,197
LB-UBS Commercial Mortgage Trust, Series 2005-C2, Class AJ, 5.21%, 4/15/30 (b)		2,760	2,839,637
Merrill Lynch Mortgage Trust:
Series 2005-CKI1, Class AJ, 5.28%, 11/12/37 (b)		3,765	3,945,901
Series 2007-C1, Class A1A, 5.83%, 6/12/50 (b)		2,368	2,563,497
Morgan Stanley Capital I Trust:
Series 2007-HQ12, Class A2FX, 5.59%, 4/12/49 (b)		1,576	1,611,340
Series 2007-IQ13, Class AM, 5.41%, 3/15/44		2,350	2,560,358
Series 2007-IQ14, Class A1A, 5.67%, 4/15/49(b)		2,458	2,684,954
Series 2007-IQ15, Class AM, 6.11%, 6/11/49 (b)		6,400	7,052,691

Non-Agency Mortgage-Backed Securities	Par (000)		Value
Commercial Mortgage-Backed Securities (concluded)
Morgan Stanley Re-REMIC Trust:
Series 2010-GG10, Class A4B, 5.80%, 8/15/45 (a)(b)	USD	945	$1,035,651
Series 2011-IO, Class A, 2.50%, 3/23/51 (a)		347	348,717
Series 2011-IO, Class C, 0.00%, 3/23/51 (a)(e)		2,000	1,887,500
Series 2012-IO, Class AXB1, 1.00%, 3/27/51 (a)		1,135	1,136,810
Series 2012-IO, Class AXB2, 1.00%, 3/27/51 (a)		2,420	2,392,775
Series 2012-XA, Class A, 2.00%, 7/27/49 (a)		124	124,413
RBSCF Trust, Series 2010-RR3, Class WBTA, 5.94%, 2/16/51 (a)(b)		4,796	5,082,159
Wells Fargo Resecuritization Trust, Series 2012-IO, Class A, 1.75%, 8/20/21 (a)		2,876	2,876,869
WF-RBS Commercial Mortgage Trust, Series 2013-C11, Class A4, 3.04%, 3/15/45		5,200	5,184,442

			169,441,609
Interest Only Commercial Mortgage-Backed Securities — 1.3%
BB-UBS Trust, Series 2012-SHOW, Class XA, 0.73%, 11/05/36 (a)(b)		65,905	3,650,873
Citigroup Commercial Mortgage Trust, Series 2013-SMP, Class XA, 9.00%, 1/12/30 (a)(b)		86,533	2,132,099
Commercial Mortgage Pass-Through Certificates:
Series 2013-CR6, Class XA, 1.68%, 3/10/46 (b)		49,088	3,508,699
Series 2013-LC6, Class XA, 1.93%, 1/10/46 (b)		54,812	5,043,612
Credit Suisse First Boston Mortgage Securities Corp.:
Series 1997-C1, Class AX, 1.35%, 6/20/29 (a)(b)		1,542	35
Series 1997-C2, Class AX, 0.35%, 1/17/35 (b)		689	66
GS Mortgage Securities Corp. II:
Series 2013-KING, Class XA, 0.84%, 12/10/27 (a)(b)		36,539	1,240,868
Series 2013-KYO, Class XB1, 3.25%, 11/08/29 (a)(b)		43,080	1,309,399
GS Mortgage Securities Trust, Series 2014-GC20, Class XA, 1.39%, 4/10/47 (b)		6,849	558,156
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2013-LC11, Class XA, 1.72%, 4/15/46 (b)		22,759	2,131,800
Series 2013-LC11, Class XB, 0.73%, 4/15/46 (b)		4,040	175,728
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class XA, 1.87%, 2/15/46 (b)		18,591	1,768,055
WaMu Commercial Mortgage Securities Trust, Series 2005-C1A, Class X, 0.93%, 5/25/36 (a)(b)		3,076	57,677
WF-RBS Commercial Mortgage Trust:
Series 2012-C10, Class XA, 1.96%, 12/15/45 (a)(b)		32,552	3,434,626
Series 2013-C12, Class XA, 1.65%, 3/15/48 (a)(b)		51,457	4,458,441
Series 2013-C15, Class XA, 0.85%, 8/15/46 (b)		34,561	1,384,116

20	BLACKROCK FUNDS II	JUNE 30, 2014

Schedule of Investments (continued)	BlackRock Core Bond Portfolio
(Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities	Par (000)		Value
Interest Only Commercial Mortgage-Backed Securities (concluded)
Series 2014-LC14, Class XA, 1.64%, 3/15/47 (b)	USD	16,771	$1,517,652

			32,371,902
Total Non-Agency Mortgage-Backed Securities — 9.6%			232,266,515

Preferred Securities

Capital Trusts	Par (000)		Value
Banks — 0.1%
Wells Fargo & Co., 5.90% (b)(f)		1,636	1,735,387
Capital Markets — 0.0%
State Street Capital Trust IV, 1.23%, 6/15/37 (b)(f)		564	479,400
Insurance — 0.4%
American International Group, Inc., 8.18%, 5/15/58 (b)		2,061	2,839,028
MetLife Capital Trust IV, 7.88%, 12/15/67 (a)		1,277	1,586,673
XL Group PLC, 6.50% (b)(f)		5,602	5,531,975

			9,957,676
Media — 0.1%
NBCUniversal Enterprise, Inc., 5.25% (a)(f)		2,710	2,831,950
Total Capital Trusts — 0.6%			15,004,413

Trust Preferreds	Shares		Value
Diversified Financial Services — 0.1%
Citigroup Capital XIII, 7.88%, 10/30/40 (b)		116,685	3,232,175
Total Preferred Securities — 0.7%			18,236,588

Project Loans	Par (000)		Value
Federal Housing Authority:
USGI Project, Series 56, 7.46%, 1/01/23	USD	29	28,478
USGI Project, Series 87, 7.43%, 10/01/22		54	52,795
Total Project Loans — 0.0%			81,273

Taxable Municipal Bonds	Par (000)		Value
Los Angeles Community College District/CA GO, 6.60%, 8/01/42		595	815,822
Metropolitan Transportation Authority RB, 6.81%, 11/15/40		610	828,075
Municipal Electric Authority of Georgia RB, 6.64%, 4/01/57		515	628,012
New Jersey State Turnpike Authority RB, 7.41%, 1/01/40		749	1,079,346
New York City Water & Sewer System RB:
5.38%, 6/15/43		4,120	4,733,427
5.50%, 6/15/43		4,935	5,696,471
5.88%, 6/15/44		590	751,088
New York State Dormitory Authority RB, 5.39%, 3/15/40		575	686,130
Port Authority of New York & New Jersey RB, 4.96%, 8/01/46		980	1,107,243
State of California GO, 7.60%, 11/01/40		2,770	4,196,384

Taxable Municipal Bonds	Par (000)		Value
State of Illinois GO, 5.10%, 6/01/33	USD	2,650	$2,655,353
University of California RB, 4.86%, 5/15/12		555	563,120

Total Taxable Municipal Bonds — 1.0%			23,740,471

U.S. Government Sponsored Agency Securities	Par (000)		Value
Agency Obligations — 1.1%
Fannie Mae, 6.63%, 11/15/30		1,500	2,130,209
Freddie Mac:
3.75%, 3/27/19 (g)		10,765	11,830,832
5.50%, 8/23/17		3,500	3,984,117
Resolution Funding Corp. Interest Strip:
0.00%, 7/15/18 (e)		4,575	4,306,013
0.00%, 10/15/18 (e)		4,575	4,294,324
Small Business Administration Participation Certificates:
Series 1996-20B, Class 1, 6.38%, 2/01/16		114	117,545
Series 1996-20H, 7.25%, 8/01/16		85	87,901
Series 1996-20J, 7.20%, 10/01/16		61	62,955
Series 1996-20K, 6.95%, 11/01/16		191	199,983
Series 1997-20B, Class 1, 7.10%, 2/01/17		218	227,963
Series 1997-20F, Class 1, 7.20%, 6/01/17		47	49,912
Series 1997-20G, Class 1, 6.85%, 7/01/17		383	399,676

			27,691,430
Collateralized Mortgage Obligations — 0.2%
Fannie Mae:
Series 2002-T6, Class A1, 3.31%, 2/25/32		334	341,873
Series 2004-88, Class HA, 6.50%, 7/25/34		308	319,097
Series 2005-29, Class AT, 4.50%, 4/25/35		159	167,096
Series 2005-29, Class WB, 4.75%, 4/25/35		810	867,639
Series 2005-48, Class AR, 5.50%, 2/25/35		922	999,809
Series 2005-62, Class CQ, 4.75%, 7/25/35		844	894,491
Freddie Mac:
Series 1591, Class PK, 6.35%, 10/15/23		1,304	1,452,417
Series 2996, Class MK, 5.50%, 6/15/35		34	36,890

			5,079,312
Commercial Mortgage-Backed Securities — 0.8%
Fannie Mae, Series 2006-M2, Class A2A, 5.27%, 10/25/32 (b)		16,935	19,524,236
Interest Only Commercial Mortgage-Backed Securities — 0.5%
Fannie Mae:
Series 2013-M4, Class X1, 4.08%, 2/25/18 (b)		49,216	5,681,148
Series 2013-M5, Class X2, 2.52%, 1/25/21		11,602	1,416,074
Freddie Mac, Series K038, Class X1, 1.20%, 3/25/24 (b)		23,883	2,181,187
Ginnie Mae, Series 2012-120, Class IO, 1.00%, 2/16/53 (b)		21,118	1,582,809

			10,861,218

BLACKROCK FUNDS II	JUNE 30, 2014	21

Schedule of Investments (continued)	BlackRock Core Bond Portfolio
(Percentages shown are based on Net Assets)

U.S. Government Sponsored Agency Securities	Par (000)			Value
Mortgage-Backed Securities — 45.9%
Fannie Mae Mortgage-Backed Securities:
2.23%, 10/01/42 (b)	USD	4,032		$4,162,639
2.42%, 12/01/34 (b)		814		874,940
2.50%, 7/01/29 (h)		36,400		36,974,432
3.00%, 7/01/29-7/01/44 (b)(h)		115,700		115,706,103
3.14%, 3/01/41 (b)		1,261		1,340,496
3.21%, 12/01/40 (b)		2,176		2,278,477
3.35%, 6/01/41 (b)		5,161		5,441,506
3.50%, 10/01/28-7/01/44 (b)(h)		77,514		80,583,662
4.00%, 1/01/25-7/01/44 (h)		177,639		189,138,905
4.50%, 2/01/25-7/01/44 (h)		75,927		82,195,031
4.71%, 8/01/38 (b)		465		493,472
5.00%, 11/01/32-1/01/42		18,490		20,622,123
5.50%, 7/01/14-7/01/44 (h)		19,032		21,367,639
6.00%, 5/01/16-6/01/41		29,581		33,416,620
6.50%, 5/01/40		7,933		8,944,747
7.00%, 12/01/15-6/01/32		72		76,761
Freddie Mac Mortgage-Backed Securities:
2.37%, 11/01/38 (b)		118		119,365
2.50%, 7/01/29 (h)		2,300		2,334,500
3.00%, 7/01/29-8/01/43 (h)		55,333		55,227,678
3.02%, 2/01/41 (b)		1,917		2,041,004
3.50%, 7/01/29-2/01/44 (h)		40,077		41,540,353
4.00%, 7/01/29-7/01/44 (h)		40,757		43,196,199
4.50%, 9/01/43-7/01/44 (h)		24,479		26,540,400
5.00%, 7/01/35-7/01/44 (h)		18,841		20,891,309
5.50%, 7/01/15-7/01/44 (h)		13,452		14,950,714
6.00%, 11/01/14-12/01/32		740		770,450
6.50%, 7/01/17		17		17,730
8.00%, 11/01/22		2		2,647
Ginnie Mae Mortgage-Backed Securities:
3.00%, 7/15/44 (h)		41,300		41,670,313
3.50%, 2/15/42-7/15/44 (h)		54,321		56,586,271
4.00%, 4/20/44-7/15/44 (h)		114,655		122,866,124
4.50%, 5/20/41-2/15/42		52,470		57,422,206
5.00%, 12/15/38-7/15/44 (h)		22,035		24,359,914
5.50%, 3/15/32-11/15/33		15		16,598
6.00%, 12/15/36		307		350,767
7.50%, 11/15/29		—	(i)	483
9.00%, 7/15/18		—	(i)	481

				1,114,523,059
Principal Only Collateralized Mortgage Obligations — 0.0%
Fannie Mae, Series 1989-16, Class B, 0.00%, 3/25/19 (e)		16		16,313
Total U.S. Government Sponsored Agency Securities — 48.5%				1,177,695,568

U.S. Treasury Obligations	Par (000)		Value
U.S. Treasury Bonds, 3.38%, 5/15/44 (g)	USD	97,029	$97,681,341
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/42 (g)		11,214	10,556,477
U.S. Treasury Inflation Indexed Notes:
0.13%, 4/15/19-1/15/23		18,294	18,638,643
0.63%, 1/15/24 (g)		30,973	32,096,154
U.S. Treasury Notes:
0.50%, 6/30/16 (g)		38,455	38,488,033
0.88%, 6/15/17 (g)		150,030	150,088,662
1.63%, 6/30/19 (g)		206,255	206,255,000
2.00%, 5/31/21 (g)		47,867	47,507,997
2.13%, 6/30/21		108,080	108,063,140
2.50%, 5/15/24 (g)		120,617	120,447,013
Total U.S. Treasury Obligations — 34.2%			829,822,460
Total Long-Term Investments (Cost — $3,398,029,363) — 141.6%			3,441,087,362

Options Purchased			Value
(Cost — $3,156,101) — 0.1%			1,451,189
Total Investments Before TBA Sale Commitments and Options Written (Cost — $3,401,185,464*) — 141.7%			3,442,538,551

TBA Sale Commitments (h)	Par (000)		Value
Fannie Mae Mortgage-Backed Securities:
3.00%, 7/01/44		73,750	(72,856,961)
3.50%, 7/01/29-7/01/44		10,600	(11,179,500)
4.00%, 7/01/29-7/01/44		80,400	(85,330,031)
4.50%, 7/01/29-7/01/44		39,800	(42,953,383)
5.00%, 7/01/44		5,100	(5,663,391)
6.00%, 7/01/44		13,000	(14,643,278)
Freddie Mac Mortgage-Backed Securities:
3.00%, 7/01/44		13,200	(13,021,589)
3.50%, 7/01/44		7,500	(7,709,183)
Ginnie Mae Mortgage-Backed Securities:
3.50%, 7/15/44		10,800	(11,231,158)
4.00%, 7/15/44		78,200	(83,686,215)
4.50%, 7/15/44		22,400	(24,417,605)
5.00%, 7/15/44		5,300	(5,835,932)
Total TBA Sale Commitments (Proceeds — $375,556,475) — (15.6)%			(378,528,226)

Options Written			Value
(Premiums Received — $ 1,089,403) — (0.0)%			(253,020)
Total Investments Net of TBA Sale Commitments and Options Written — 126.1%			3,063,757,305
Liabilities in Excess of Other Assets — (26.1)%			(634,271,591)

Net Assets — 100.0%			$2,429,485,714

Notes to Schedule of Investments

*	As of June 30, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$3,404,458,155

Gross unrealized appreciation	$65,509,663
Gross unrealized depreciation	(27,429,267)

Net unrealized appreciation	$38,080,396

22	BLACKROCK FUNDS II	JUNE 30, 2014

Schedule of Investments (continued)	BlackRock Core Bond Portfolio

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Non-income producing security.

(d)	Issuer filed for bankruptcy and/or is in default of interest payments.

(e)	Zero-coupon bond.

(f)	Security is perpetual in nature and has no stated maturity date.

(g)	All or a portion of security has been pledged as collateral in connection with outstanding reverse repurchase agreements.

(h)	Represents or includes a TBA transaction. Unsettled TBA transactions as of June 30, 2014 were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Barclays Capital, Inc.	$(22,445,624)	$(146,015)
Citigroup Global Markets, Inc.	$3,857,457	$110,519
Credit Suisse Securities (USA) LLC	$(69,457,977)	$(501,598)
Deutsche Bank Securities, Inc.	$16,667,876	$240,446
Goldman Sachs & Co.	$(21,949,579)	$(259,267)
J.P. Morgan Securities LLC	$1,740,212	$(329,288)
Merrill Lynch, Pierce, Fenner & Smith, Inc.	$47,341,627	$277,486
Morgan Stanley & Co. LLC	$(2,653,125)	$(25,293)

(i)	Par is less than $500.

•

Investments in issuers considered to be an affiliate of the Fund during the period ended June 30, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940 (the “1940 Act”), as amended, were as follows:

Affiliate	Shares Held at September 30, 2013	Net Activity	Shares Held at June 30, 2014	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	—	—	—	$1,473

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Reverse repurchase agreements outstanding as of June 30, 2014 were as follows:

Counterparty	Interest Rate[1]	Trade Date	Maturity Date[2]	Face Value	Face Value Including Accrued Interest
Merrill Lynch, Pierce, Fenner & Smith, Inc.	0.14%	4/10/14	Open	$9,808,075	$9,809,639
BNP Paribas Securities Corp.	0.14%	5/22/14	Open	9,912,500	9,913,271
Morgan Stanley & Co. LLC	(0.25)%	6/05/14	Open	11,908,781	11,908,781
BNP Paribas Securities Corp.	0.14%	6/09/14	Open	59,175,000	59,178,978
RBC Capital Markets LLC	0.19%	6/16/14	Open	24,960,000	24,961,872
Credit Suisse Securities (USA) LLC	0.13%	6/25/14	Open	85,318,750	85,320,456
BNP Paribas Securities Corp.	0.12%	6/30/14	7/01/14	38,503,069	38,503,197
Credit Suisse Securities (USA) LLC	0.02%	6/30/14	7/01/14	120,767,371	120,767,438
Deutsche Bank Securities, Inc.	(0.06)%	6/30/14	7/01/14	130,000,000	130,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc.	0.16%	6/30/14	7/01/14	206,255,000	206,255,917
Total				$696,608,546	$696,619,549

[1]	Rate shown is as of report date.

[2]	Certain agreements have no stated maturity and can be terminated by either party at any time.

•	Financial futures contracts outstanding as of June 30, 2014 were as follows:

Contracts Purchased/ (Sold)	Issue	Exchange	Expiration	Notional Value		Unrealized Appreciation (Depreciation)
(79)	Euro Buxl	Eurex	September 2014	USD	14,566,808	$(383,750)
(10)	Japan Government Bond (10 Year)	Osaka	September 2014	USD	14,377,375	(48,838)
526	U.S. Treasury Bonds (30 Year)	Chicago Board of Trade	September 2014	USD	72,160,625	419,034
545	U.S. Treasury Notes (2 Year)	Chicago Board of Trade	September 2014	USD	119,678,594	(64,125)
(1,007)	U.S. Treasury Notes (5 Year)	Chicago Board of Trade	September 2014	USD	120,297,165	(158,005)
(1,434)	U.S. Treasury Notes (10 Year)	Chicago Board of Trade	September 2014	USD	179,496,469	$112,758

BLACKROCK FUNDS II	JUNE 30, 2014	23

Schedule of Investments (continued)	BlackRock Core Bond Portfolio

•	Financial futures contracts outstanding as of June 30, 2014 were as follows: (concluded)

Contracts Purchased/ (Sold)	Issue	Exchange	Expiration		Notional Value	Unrealized Appreciation (Depreciation)
(276)	U.S. Ultra Treasury Bonds	Chicago Board of Trade	September 2014	USD	41,382,750	$(254,509)
(962)	Euro Dollar Futures	Chicago Mercantile	June 2015	USD	239,261,424	75,639
(488)	Euro Dollar Futures	Chicago Mercantile	September 2015	USD	121,133,800	(53,490)
(501)	Euro Dollar Futures	Chicago Mercantile	December 2015	USD	124,078,912	(67,162)
(47)	Euro Dollar Futures	Chicago Mercantile	March 2016	USD	11,611,938	(7,182)
Total						$(429,630)

•	Forward foreign currency exchange contracts outstanding as of June 30, 2014 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	3,249,358	USD	1,421,000	Deutsche Bank AG	7/02/14	$48,706
BRL	3,208,618	USD	1,421,000	Goldman Sachs International	7/02/14	30,279
USD	2,842,000	BRL	6,336,239	Goldman Sachs Bank USA	7/02/14	(23,922)
INR	84,698,700	USD	1,410,000	Deutsche Bank AG	7/21/14	(9,379)
EUR	7,275,000	USD	10,045,495	Goldman Sachs Bank USA	7/23/14	(82,957)
EUR	2,245,000	USD	3,074,920	The Bank of New York Mellon	7/23/14	(570)
USD	2,009,352	AUD	2,148,000	Bank of America N.A.	7/23/14	(12,348)
USD	83,978,648	EUR	61,844,000	Toronto-Dominion Bank	7/23/14	(711,827)
USD	2,220,000	RUB	81,063,300	Deutsche Bank AG	7/25/14	(151,671)
USD	2,225,000	RUB	82,091,375	Morgan Stanley Capital Services LLC	7/25/14	(176,749)
USD	7,497,000	RUB	262,245,060	Morgan Stanley Capital Services LLC	7/25/14	(175,509)
INR	28,406,800	USD	470,000	BNP Paribas S.A.	7/28/14	(1,097)
INR	56,818,300	USD	940,000	BNP Paribas S.A.	7/28/14	(2,115)
BRL	6,394,216	USD	2,842,000	Goldman Sachs Bank USA	8/04/14	21,017
USD	1,353,000	BRL	3,017,867	Goldman Sachs International	8/04/14	1,747
PLN	9,086,126	EUR	2,195,000	Barclays Bank PLC	9/17/14	(29,548)
USD	12,442,575	AUD	13,365,302	Bank of America N.A.	9/17/14	(88,326)
USD	11,295,000	CAD	12,345,503	Royal Bank of Scotland PLC	9/17/14	(251,813)
USD	11,835,000	JPY	1,210,389,120	Bank of America N.A.	9/17/14	(119,908)
Total						$(1,735,990)

•	Exchange-traded options purchased as of June 30, 2014 were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Euro Dollar 1-Year Mid-Curve	Put	USD	99.25	7/11/14	23	$1,150
U.S. Treasury Notes (10 Year)	Put	USD	123.50	7/25/14	772	72,375
U.S. Treasury Notes (10 Year)	Put	USD	121.50	7/25/14	772	12,062
U.S. Treasury Notes (10 Year)	Put	USD	124.00	7/25/14	643	110,516
U.S. Treasury Notes (10 Year)	Put	USD	122.00	7/25/14	643	10,047
Euro Dollar 2-Year Mid-Curve	Put	USD	98.00	9/12/14	83	10,894
Euro Dollar 1-Year Mid-Curve	Put	USD	98.75	12/12/14	3,979	646,587
Euro Dollar 1-Year Mid-Curve	Put	USD	98.88	12/12/14	1,407	360,544
Euro Dollar 1-Year Mid-Curve	Put	USD	98.63	12/12/14	870	97,875
Total						$1,322,050

24	BLACKROCK FUNDS II	JUNE 30, 2014

Schedule of Investments (continued)	BlackRock Core Bond Portfolio

•	OTC options purchased as of June 30, 2014 were as follows:

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Notional Amount (000)		Market Value
GBP Currency	Citibank N.A.	Put	USD	1.70	7/03/14	GBP	43,480	$17,345

•	OTC interest rate swaptions purchased as of June 30, 2014 were as follows:

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Market Value
2-Year Interest Rate Swap	Credit Suisse International	Call	11.80%	Receive	1-day Overnight Brazil Interbank Deposit Rate	1/02/15	BRL	5,984	$20,017
2-Year Interest Rate Swap	Credit Suisse International	Call	11.80%	Receive	1-day Overnight Brazil Interbank Deposit Rate	1/02/15	BRL	4,806	16,077
2-Year Interest Rate Swap	Deutsche Bank AG	Call	12.00%	Receive	1-day Overnight Brazil Interbank Deposit Rate	1/02/15	BRL	8,923	37,618
5-Year Interest Rate Swap	Barclays Bank PLC	Put	2.04%	Pay	3-month LIBOR	7/03/14	USD	19,645	2
10-Year Interest Rate Swap	Deutsche Bank AG	Put	2.98%	Pay	3-month LIBOR	9/03/14	USD	3,100	5,389
1.5-Year Interest Rate Swap	Deutsche Bank AG	Put	0.75%	Pay	3-month LIBOR	12/15/14	USD	18,761	20,200
1.5-Year Interest Rate Swap	Barclays Bank PLC	Put	0.75%	Pay	3-month LIBOR	12/16/14	USD	11,257	12,491
Total									$111,794

•	Exchange-traded options written as of June 30, 2014 were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Euro Dollar 2-Year Mid-Curve	Call	USD	98.38	9/12/14	47	$(12,044)
U.S. Treasury Notes (10 Year)	Put	USD	123.00	7/25/14	1,286	(60,281)
U.S. Treasury Notes (10 Year)	Put	USD	122.50	7/25/14	1,543	(48,219)
Euro Dollar 2-Year Mid-Curve	Put	USD	97.63	9/12/14	43	(1,075)
Euro Dollar 3-Year Mid-Curve	Put	USD	96.38	12/12/14	435	(29,906)
Total						$(151,525)

•	OTC interest rate swaptions written as of June 30, 2014 were as follows:

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Market Value
1-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	Call	11.80%	Pay	1-day BZDIOVER	7/01/14	BRL	11,103	$(39,810)
2-Year Interest Rate Swap	Credit Suisse International	Call	11.00%	Pay	1-day BZDIOVER	1/02/15	BRL	8,325	(9,365)
2-Year Interest Rate Swap	Deutsche Bank AG	Call	11.50%	Pay	1-day BZDIOVER	1/02/15	BRL	8,923	(20,329)
1-Year Interest Rate Swap	Citibank N.A.	Call	6.50%	Pay	3-month JIBAR	5/19/15	ZAR	110,330	(18,330)
1.5-Year Interest Rate Swap	Goldman Sachs Bank USA	Put	1.10%	Receive	3-month LIBOR	12/15/14	USD	9,407	(2,884)
1.5-Year Interest Rate Swap	Barclays Bank PLC	Put	1.10%	Receive	3-month LIBOR	12/16/14	USD	5,644	(1,794)
1-Year Interest Rate Swap	Credit Suisse International	Put	14.00%	Receive	1-day BZDIOVER	1/02/15	BRL	15,605	(106)
2-Year Interest Rate Swap	Bank of America N.A.	Put	12.50%	Receive	1-day BZDIOVER	1/02/15	BRL	5,476	(5,353)
2-Year Interest Rate Swap	Deutsche Bank AG	Put	12.50%	Receive	1-day BZDIOVER	1/02/15	BRL	3,605	(3,524)
Total									$(101,495)

BLACKROCK FUNDS II	JUNE 30, 2014	25

Schedule of Investments (continued)	BlackRock Core Bond Portfolio

•	Centrally cleared interest rate swaps outstanding as of June 30, 2014 were as follows:

Fixed Rate	Floating Rate	Clearinghouse	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
0.65%[1]	3-month LIBOR	Chicago Mercantile	11/26/16	USD	2,530	$4,702
0.82%[1]	6-month JPY LIBOR	Chicago Mercantile	11/25/23	JPY	1,356,895	(211,098)
0.79%[1]	6-month JPY LIBOR	Chicago Mercantile	11/28/23	JPY	1,480,250	(192,941)
Total						$(399,337)

[1]	Fund pays the fixed rate and receives the floating rate.

•	OTC credit default swaps – buy protection outstanding as of June 30, 2014 were as follows:

Issuer	Pay Fixed Rate	Counterparty/ Clearinghouse	Expiration Date	Notional Amount (000)		Market Value	Premiums Received	Unrealized Depreciation
United Mexican States	1.00%	BNP Paribas S.A.	9/20/19	USD	1,366	$(23,858)	$(21,740)	$(2,118)
United Mexican States	1.00%	Deutsche Bank AG	9/20/19	USD	998	(17,430)	(16,992)	(438)
Total						$(41,288)	$(38,732)	$(2,556)

•	OTC credit default swaps – sold protection outstanding as of June 30, 2014 were as follows:

Issuer/Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Market Value	Premiums Received	Unrealized Appreciation
Transocean, Inc.	1.00%	Barclays Bank PLC	3/20/19	BBB-	USD	3,202	$(38,280)	$(59,524)	$21,244
Transocean, Inc.	1.00%	JPMorgan Chase Bank N.A.	3/20/19	BBB-	USD	2,755	(32,941)	(65,824)	32,883
Barrick Gold Corp.	1.00%	JPMorgan Chase Bank N.A.	6/20/19	BBB	USD	1,680	(19,616)	(46,056)	26,440
Teck Resources Ltd.	1.00%	Barclays Bank PLC	6/20/19	BBB	USD	825	(10,720)	(29,862)	19,142
Transocean, Inc.	1.00%	Goldman Sachs Bank USA	6/20/19	BBB-	USD	1,590	(27,450)	(49,595)	22,145
Transocean, Inc.	1.00%	Goldman Sachs Bank USA	6/20/19	BBB-	USD	250	(4,316)	(7,798)	3,482
Barrick Gold Corp.	1.00%	Goldman Sachs Bank USA	6/20/21	BBB	USD	2,244	(118,318)	(184,731)	66,413
CMBX.NA Series 3 AM	0.50%	Credit Suisse International	12/13/49	BBB-	USD	400	(14,242)	(38,528)	24,286
CMBX.NA Series 3 AM	0.50%	JPMorgan Chase Bank N.A.	12/13/49	BBB-	USD	5,000	(178,021)	(462,772)	284,751
CMBX.NA Series 3 AM	0.50%	Royal Bank of Scotland PLC	12/13/49	BBB-	USD	1,000	(35,605)	(97,539)	61,934
CMBX.NA Series 4 AM	0.50%	Deutsche Bank AG	2/17/51	BB	USD	1,820	(81,089)	(264,500)	183,411
Total							$(560,598)	$(1,306,729)	$746,131

[1]	Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

•	OTC Interest rate swaps outstanding as of June 30, 2014 were as follows:

Fixed Rate	Floating Rate	Counterparty	Effective Date	Expiration Date	Notional Amount (000)		Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
10.84%[1]	1-day BZDIOVER	Deutsche Bank AG	N/A	7/01/14	BRL	116,867	$(4,472)	$116	$(4,588)
11.87%[2]	1-day BZDIOVER	Deutsche Bank AG	N/A	1/04/16	BRL	9,600	55,156	(509)	55,665
11.76%[2]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	N/A	1/04/16	BRL	9,246	44,055	(185)	44,240
11.22%[2]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	N/A	1/04/16	BRL	7,610	3,235	(78)	3,313
11.91%[2]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	N/A	1/04/16	BRL	4,180	27,150	(98)	27,248
7.08%[2]	3-month JIBAR	JPMorgan Chase Bank N.A.	5/14/15[3]	5/14/16	ZAR	55,165	(6,054)	—	(6,054)
7.09%[2]	3-month JIBAR	Deutsche Bank AG	5/15/15[3]	5/15/16	ZAR	55,170	(5,600)	—	(5,600)
7.05%[2]	3-month JIBAR	HSBC Bank USA N.A.	5/23/15[3]	5/23/16	ZAR	51,500	(7,548)	—	(7,548)

26	BLACKROCK FUNDS II	JUNE 30, 2014

Schedule of Investments (continued)	BlackRock Core Bond Portfolio

•	OTC Interest rate swaps outstanding as of June 30, 2014 were as follows: (concluded)

Fixed Rate	Floating Rate	Counterparty	Effective Date	Expiration Date	Notional Amount (000)		Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
11.59%[2]	1-day BZDIOVER	Bank of America N.A.	N/A	1/02/17	BRL	3,490	$3,039	$(133)	$3,172
11.34%[2]	1-day BZDIOVER	Barclays Bank PLC	N/A	1/02/17	BRL	3,140	(6,510)	(42)	(6,468)
11.50%[2]	1-day BZDIOVER	Credit Suisse International	N/A	1/02/17	BRL	2,237	(32)	(38)	6
11.51%[2]	1-day BZDIOVER	Deutsche Bank AG	N/A	1/02/17	BRL	6,197	(1,323)	(107)	(1,216)
11.49%[2]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	N/A	1/02/17	BRL	2,896	(969)	(49)	(920)
4.04%[1]	7-day China Fixing Repo Rates	Barclays Bank PLC	N/A	6/27/19	CNY	9,408	3,521	51	3,470
4.05%[1]	7 -day China Fixing Repo Rates	Barclays Bank PLC	N/A	6/27/19	CNY	6,310	2,039	—	2,039
4.04%[1]	7-day China Fixing Repo Rates	Bank of America N.A.	N/A	6/30/19	CNY	5,985	2,447	6	2,441
4.03%[1]	7-day China Fixing Repo Rates	Bank of America N.A.	N/A	6/30/19	CNY	4,574	2,286	—	2,286
4.05%[1]	7-day China Fixing Repo Rates	Morgan Stanley Capital Services LLC	N/A	6/30/19	CNY	6,195	2,042	6	2,036
3.27%[1]	3-month LIBOR	Deutsche Bank AG	N/A	5/16/21	USD	8,580	(660,254)	—	(660,254)
Total							$(547,792)	$(1,060)	$(546,732)

[1]	Fund pays the fixed rate and receives the floating rate.

[2]	Fund pays the floating rate and receives the fixed rate.

[3]	Forward swap.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of June 30, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$412,019,903	$25,746,446	$437,766,349
Corporate Bonds	—	586,849,783	—	586,849,783
Foreign Agency Obligations	—	20,487,315	—	20,487,315
Foreign Government Obligations	—	114,141,040	—	114,141,040
Non-Agency Mortgage-Backed Securities	—	226,233,597	6,032,918	232,266,515
Preferred Securities	$3,232,175	15,004,413	—	18,236,588
Project Loans	—	—	81,273	81,273

BLACKROCK FUNDS II	JUNE 30, 2014	27

Schedule of Investments (continued)	BlackRock Core Bond Portfolio

	Level 1	Level 2	Level 3	Total
Taxable Municipal Bonds	—	$23,740,471	—	$23,740,471
U.S. Government Sponsored Agency Securities	—	1,175,514,381	$2,181,187	1,177,695,568
U.S. Treasury Obligations	—	829,822,460	—	829,822,460
Options Purchased:
Foreign Currency Exchange Contracts	—	17,345	—	17,345
Interest Rate Contracts	$1,322,050	111,794	—	1,433,844
Liabilities:
Investments:
TBA Sale Commitments	—	(378,528,226)	—	(378,528,226)
Total	$4,554,225	$3,025,414,276	$34,041,824	$3,064,010,325

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Credit contracts	—	$746,131	—	$746,131
Forward foreign currency exchange contracts	—	101,749	—	101,749
Interest rate contracts	$607,431	150,618	—	758,049
Liabilities:
Credit contracts	—	(2,556)	—	(2,556)
Forward foreign currency exchange contracts	—	(1,837,739)	—	(1,837,739)
Interest rate contracts	(1,188,586)	(1,198,182)	—	(2,386,768)
Total	$(581,155)	$(2,039,979)	—	$(2,621,134)

[1]    Derivative financial instruments are swaps, financial futures contracts, forward foreign currency exchange contracts and options written. Swaps, financial futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options written are shown at value.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial reporting purposes. As of June 30, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency at value	$562,631	—	—	$562,631
Cash pledged for financial futures contracts	3,679,000	—	—	3,679,000
Cash pledged as collateral for OTC derivatives	1,210,000	—	—	1,210,000
Cash pledged for centrally cleared swaps	171,000	—	—	171,000
Cash pledged as collateral for TBA commitments	263,000	—	—	263,000
Liabilities:
Bank overdraft	—	$(45,944,875)	—	(45,944,875)
Reverse repurchase agreements	—	(696,619,549)	—	(696,619,549)
Total	$5,885,631	$(742,564,424)	—	$(736,678,793)

There were no transfers between Level 1 and Level 2 during the period ended June 30, 2014.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Corporate Bonds	Non-Agency Mortgage-Backed Securities	Project Loans	U.S. Government Sponsored Agency Securities	Total
Assets:
Opening Balance, as of September 30, 2013	$134,385,224	$6,310,520	$10,315,901	$87,365	—	$151,099,010
Transfers into Level 3	—	—	95,703	—	—	95,703
Transfers out of Level 3[1]	(86,790,118)	—	(3,347,107)	—	—	(90,137,225)
Accrued discounts/premiums	4,376	—	3,673	(270)	—	7,779
Net realized gain (loss)	(9,777)	—	39,262	(1,782)	—	27,703
Net change in unrealized appreciation/depreciation[2]	13,155	9,480	(43,069)	23,536	$(771)	2,331
Purchases	15,948,610	—	2,417,994	41	2,181,958	20,548,603
Sales	(37,805,024)	(6,320,000)	(3,449,439)	(27,617)	—	(47,602,080)
Closing Balance, as of June 30, 2014	$25,746,446	—	$6,032,918	$81,273	$2,181,187	$34,041,824

Net change in unrealized appreciation/depreciation on investments still held at June 30, 2014[2]	$(19,395)	—	$64,562	$23,536	$(771)	$67,932

[1]	As of September 30, 2013, the Fund used significant unobservable inputs in determining the value of certain investments. As of June 30, 2014, the Fund used observable

28	BLACKROCK FUNDS II	JUNE 30, 2014

Schedule of Investments (concluded)	BlackRock Core Bond Portfolio

inputs in determining the value on the same investments. As a result, investments with a beginning of period value of $90,137,225 transferred from Level 3 to Level 2 in the disclosure hierarchy.

[2]

Any difference between Net change in unrealized appreciation/depreciation and Net change in unrealized appreciation/depreciation on investments still held at June 30, 2014 is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

BLACKROCK FUNDS II	JUNE 30, 2014	29

Schedule of Investments June 30, 2014 (Unaudited)	BlackRock GNMA Portfolio
(Percentages shown are based on Net Assets)

U.S. Government Sponsored Agency Securities	Par (000)			Value
Collateralized Mortgage Obligations — 2.8%
Fannie Mae, Series 1996-48, Class Z, 7.00%, 11/25/26	USD	682		$765,397
Ginnie Mae:
Series 2002-45, Class PG, 6.00%, 3/17/32		2,248		2,395,701
Series 2009-31, Class PT, 4.38%, 5/20/39 (a)		879		937,980
Series 2009-122, Class PY, 6.00%, 12/20/39		2,615		2,898,679
Series 2011-71, Class GF, 0.35%, 8/16/31 (a)		13,886		13,895,745

				20,893,502
Interest Only Collateralized Mortgage Obligations — 0.0%
Freddie Mac, Series 4212, Class SA, 6.05%, 7/15/38 (a)		1,308		231,425
Mortgage-Backed Securities — 144.9%
Fannie Mae Mortgage-Backed Securities:
3.00%, 2/01/43-7/01/44(b)		54,047		53,512,288
3.28%, 2/01/41		117		117,459
3.40%, 4/01/41		188		190,301
3.50%, 3/01/43-7/01/44 (b)		41,444		42,710,435
4.00%, 7/01/43-7/01/44 (b)		43,797		46,537,673
4.49%, 7/01/37		111		119,909
5.00%, 1/01/21-7/01/35		5,803		6,461,457
5.50%, 12/01/32-7/01/44 (b)		809		909,969
6.00%, 7/01/44 (b)		100		112,641
6.50%, 9/01/28-8/01/35		5,891		6,754,986
8.50%, 1/20/18		606		645,643
Freddie Mac Mortgage-Backed Securities:
3.00%, 7/01/44 (b)		100		98,648
3.50%, 9/01/20-9/01/26		1,075		1,138,465
4.00%, 4/01/19-5/01/26		1,806		1,923,746
5.00%, 5/01/35-12/01/38		411		455,548
6.00%, 1/01/15-8/01/16		3		2,993
7.50%, 2/01/27-3/01/27		3		3,130
9.00%, 12/01/19		—	(c)	95
Ginnie Mae Mortgage-Backed Securities:
3.00%, 5/15/42-7/15/44 (b)		97,849		98,743,911
3.50%, 4/15/41-7/15/44 (b)		215,800		224,805,973
4.00%, 8/20/41-7/15/44 (b)		166,215		177,931,524
4.50%, 12/15/34-7/15/44 (b)		200,189		218,708,140
5.00%, 9/15/28-4/20/42		76,572		84,857,027
5.50%, 7/15/16-12/15/34		24,308		27,410,859
6.00%, 7/15/16-1/15/39		35,660		40,349,945
6.50%, 5/15/16-7/15/44 (b)		45,738		51,981,589
7.00%, 3/20/24-5/15/31		87		98,043
7.50%, 4/20/23-10/20/25		7		7,858
8.00%, 3/15/17-5/15/30		200		216,710
8.50%, 6/15/16-2/15/25		71		73,467
9.00%, 4/15/16-10/15/21		77		79,737
9.50%, 6/15/16-9/15/22		119		124,289
10.00%, 2/15/16-6/15/18		36		36,564
11.50%, 12/15/15		—	(c)	270
12.00%, 6/15/15		1		725

				1,087,122,017
Total U.S. Government Sponsored Agency Securities — 147.7%				1,108,246,944

U.S. Treasury Obligations — 4.1%	Par (000)		Value
U.S. Treasury Notes, 2.75%, 2/15/24	USD	29,950	$30,630,883
Total Long-Term Investments (Cost — $1,126,474,432) — 151.8%			1,138,877,827

Short-Term Securities	Shares		Value
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (d)(e)		174,731,935	174,731,935
Total Short-Term Securities (Cost — $174,731,935) — 23.3%			174,731,935

Options Purchased			Value
(Cost — $3,032,632) — 0.3%			1,906,823
Total Investments Before TBA Sale Commitments and Options Written (Cost — $1,304,238,999*) — 175.4%			1,315,516,585

TBA Sale Commitments (b)	Par (000)		Value
Fannie Mae Mortgage-Backed Securities:
3.00%, 7/01/44	USD	54,000	(53,346,114)
3.50%, 7/01/44		27,200	(27,999,000)
4.00%, 7/01/44		28,000	(29,715,000)
5.00%, 7/01/44		2,700	(2,998,266)
Ginnie Mae Mortgage-Backed Securities:
3.50%, 7/15/44		19,900	(20,694,448)
4.00%, 7/15/44		24,000	(25,635,000)
4.50%, 7/15/44		44,500	(48,549,792)
5.00%, 7/15/44		19,500	(21,426,122)
5.50%, 7/15/44		2,700	(3,015,247)
6.00%, 7/15/44		19,600	(21,939,750)
Total TBA Sale Commitments (Proceeds — $253,356,063) — (34.1)%			(255,318,739)

Options Written			Value
(Premiums Received — $3,551,239) — (0.4)%			(3,132,655)
Total Investments Net of TBA Sale Commitments and Options Written — 140.9%			1,057,065,191
Liabilities in Excess of Other Assets — (40.9)%			(306,987,064)

Net Assets — 100.0%			$750,078,127

30	BLACKROCK FUNDS II	JUNE 30, 2014

Schedule of Investments (continued)	BlackRock GNMA Portfolio

Notes to Schedule of Investments

*	As of June 30, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$1,306,138,794

Gross unrealized appreciation	$13,977,561
Gross unrealized depreciation	(4,599,770)

Net unrealized appreciation	$9,377,791

(a)	Variable rate security. Rate shown is as of report date.

(b)	Represents or includes a TBA transaction. Unsettled TBA transactions as of June 30, 2014 were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Barclays Capital, Inc.	$9,470,250	$68,227
Citigroup Global Markets, Inc.	$11,126,718	$83,905
Credit Suisse Securities (USA) LLC	$52,107,302	$597,806
Deutsche Bank Securities, Inc.	$33,215,572	$385,764
Goldman Sachs & Co.	$130,294,173	$1,392,075
J.P. Morgan Securities LLC	$(72,865,224)	$(531,568)
Merrill Lynch, Pierce, Fenner & Smith, Inc.	$155,699,896	$1,456,443
Morgan Stanley & Co. LLC	$(18,078,405)	$(219,464)

(c)	Amount is less than $500.

(d)	Investments in issuers considered to be an affiliate of the Fund during the period ended June 30, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at September 30, 2013	Net Activity	Shares Held at June 30, 2014	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	157,515,127	17,216,808	174,731,935	$47,183

(e)	Represents the current yield as of report date.

•	Financial futures contracts outstanding as of June 30, 2014 were as follows:

Contracts Purchased/ (Sold)	Issue	Exchange	Expiration	Notional Value		Unrealized Appreciation (Depreciation)
(3)	Euro Dollar Futures	Chicago Mercantile	September 2014	USD	748,200	$(2,357)
(302)	U.S. Treasury Notes (10 Year)	Chicago Board of Trade	September 2014	USD	37,801,906	(163,839)
(3)	Euro Dollar Futures	Chicago Mercantile	December 2014	USD	747,938	(2,919)
(3)	Euro Dollar Futures	Chicago Mercantile	March 2015	USD	747,337	(1,383)
5	Euro Dollar Futures	Chicago Mercantile	June 2015	USD	1,243,563	1,170
(10)	Euro Dollar Futures	Chicago Mercantile	September 2015	USD	2,482,250	(2,601)
(13)	Euro Dollar Futures	Chicago Mercantile	March 2016	USD	3,211,812	(4,833)
(15)	Euro Dollar Futures	Chicago Mercantile	June 2016	USD	3,696,000	(6,312)
(2)	Euro Dollar Futures	Chicago Mercantile	September 2016	USD	491,425	153
(2)	Euro Dollar Futures	Chicago Mercantile	March 2017	USD	489,075	102
(2)	Euro Dollar Futures	Chicago Mercantile	June 2017	USD	488,075	(872)
Total						$(183,691)

•	Exchange-traded options purchased as of June 30, 2014 were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Euro Dollar 1-Year Mid-Curve	Put	USD	99.00	9/12/14	684	$21,375

BLACKROCK FUNDS II	JUNE 30, 2014	31

Schedule of Investments (continued)	BlackRock GNMA Portfolio

•	OTC interest rate swaptions purchased as of June 30, 2014 were as follows:

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Market Value
5-Year Interest Rate Swap	Deutsche Bank AG	Call	1.95%	Receive	3-month LIBOR	11/20/14	USD	19,900	$170,485
30-Year Interest Rate Swap	Deutsche Bank AG	Call	3.30%	Receive	3-month LIBOR	5/22/17	USD	9,900	543,645
5-Year Interest Rate Swap	Deutsche Bank AG	Put	1.95%	Pay	3-month LIBOR	11/20/14	USD	19,900	155,288
10-Year Interest Rate Swap	Deutsche Bank AG	Put	4.50%	Pay	3-month LIBOR	3/27/17	USD	30,600	575,460
30-Year Interest Rate Swap	Deutsche Bank AG	Put	4.30%	Pay	3-month LIBOR	5/22/17	USD	9,900	440,570
Total									$1,885,448

•	Exchange-traded options written as of June 30, 2014 were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Euro Dollar 3-Year Mid-Curve	Put	USD	96.75	9/12/14	342	$(10,688)

•	OTC interest rate swaptions written as of June 30, 2014 were as follows:

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Market Value
10-Year Interest Rate Swap	Citibank N.A.	Call	5.25%	Pay	3-month LIBOR	1/27/15	USD	8,600	$(1,864,119)
10-Year Interest Rate Swap	Barclays Bank PLC	Call	3.36%	Pay	3-month LIBOR	6/27/16	USD	12,000	(482,268)
10-Year Interest Rate Swap	Citibank N.A.	Put	5.25%	Receive	3-month LIBOR	1/27/15	USD	8,600	(268)
10-Year Interest Rate Swap	Barclays Bank PLC	Put	3.36%	Receive	3-month LIBOR	6/27/16	USD	12,000	(482,268)
10-Year Interest Rate Swap	Deutsche Bank AG	Put	6.00%	Receive	3-month LIBOR	3/27/17	USD	61,200	(293,044)
Total									$(3,121,967)

•	OTC total return swaps outstanding as of June 30, 2014 were as follows:

Reference Entity	Floating Rate		Counterparty	Expiration Date	Notional Amount (000)		Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Return on Markit IOS 6.00%, 30-year,fixed rate Fannie Mae	1-month LIBOR	[1]	Credit Suisse International	1/12/39	USD	4,427	$4,733	$(52,119)	$56,852
Return on Markit IOS 6.00%, 30-year,fixed rate Fannie Mae	1-month LIBOR	[1]	JPMorgan Chase Bank N.A.	1/12/39	USD	6,827	7,298	(78,240)	85,538
Return on Markit IOS 6.00%, 30-year,fixed rate Fannie Mae	1-month LIBOR	[1]	JPMorgan Chase Bank N.A.	1/12/39	USD	6,473	6,920	(58,147)	65,067
Return on Markit IOS 4.00%, 30-year,fixed rate Fannie Mae	1-month LIBOR	[2]	Bank of America N.A.	1/12/41	USD	365	(206)	(342)	136
Return on Markit IOS 4.00%, 30-year,fixed rate Fannie Mae	1-month LIBOR	[2]	Bank of America N.A.	1/12/41	USD	365	(206)	570	(776)
Return on Markit IOS 4.00%, 30-year,fixed rate Fannie Mae	1-month LIBOR	[2]	Bank of America N.A.	1/12/41	USD	91	(51)	356	(407)
Return on Markit IOS 4.00%, 30-year,fixed rate Fannie Mae	1-month LIBOR	[2]	Citibank N.A.	1/12/41	USD	1,048	(592)	(1,140)	548
Return on Markit IOS 4.00%, 30-year,fixed rate Fannie Mae	1-month LIBOR	[2]	Citibank N.A.	1/12/41	USD	866	(489)	2,194	(2,683)

32	BLACKROCK FUNDS II	JUNE 30, 2014

Schedule of Investments (continued)	BlackRock GNMA Portfolio

•	OTC total return swaps outstanding as of June 30, 2014 were as follows: (continued)

Reference Entity	Floating Rate		Counterparty	Expiration Date	Notional Amount (000)		Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Return on Markit IOS 4.00%, 30-year,fixed rate Fannie Mae	1-month LIBOR	[2]	Citibank N.A.	1/12/41	USD	820	$(463)	$(2,876)	$2,413
Return on Markit IOS 4.00%, 30-year,fixed rate Fannie Mae	1-month LIBOR	[2]	Citibank N.A.	1/12/41	USD	820	(463)	(1,281)	818
Return on Markit IOS 4.00%, 30-year,fixed rate Fannie Mae	1-month LIBOR	[2]	Citibank N.A.	1/12/41	USD	684	(386)	512	(898)
Return on Markit IOS 4.00%, 30-year,fixed rate Fannie Mae	1-month LIBOR	[2]	Credit Suisse International	1/12/41	USD	1,003	(566)	(777)	211
Return on Markit IOS 4.00%, 30-year,fixed rate Fannie Mae	1-month LIBOR	[2]	Credit Suisse International	1/12/41	USD	775	(437)	(434)	(3)
Return on Markit IOS 4.00%, 30-year,fixed rate Fannie Mae	1-month LIBOR	[1]	Credit Suisse International	1/12/41	USD	729	412	(728)	1,140
Return on Markit IOS 4.00%, 30-year,fixed rate Fannie Mae	1-month LIBOR	[2]	Credit Suisse International	1/12/41	USD	684	(386)	1,068	(1,454)
Return on Markit IOS 4.00%, 30-year,fixed rate Fannie Mae	1-month LIBOR	[2]	Credit Suisse International	1/12/41	USD	456	(257)	2,710	(2,967)
Return on Markit IOS 4.00%, 30-year,fixed rate Fannie Mae	1-month LIBOR	[1]	Credit Suisse International	1/12/41	USD	365	206	(1,279)	1,485
Return on Markit IOS 4.00%, 30-year,fixed rate Fannie Mae	1-month LIBOR	[2]	Credit Suisse International	1/12/41	USD	365	(206)	570	(776)
Return on Markit IOS 4.00%, 30-year,fixed rate Fannie Mae	1-month LIBOR	[2]	Credit Suisse International	1/12/41	USD	319	(181)	1,034	(1,215)
Return on Markit IOS 4.00%, 30-year,fixed rate Fannie Mae	1-month LIBOR	[1]	Deutsche Bank AG	1/12/41	USD	684	386	(1,544)	1,930
Return on Markit IOS 4.00%, 30-year,fixed rate Fannie Mae	1-month LIBOR	[1]	Deutsche Bank AG	1/12/41	USD	365	205	(710)	915
Return on Markit IOS 4.00%, 30-year,fixed rate Fannie Mae	1-month LIBOR	[2]	Goldman Sachs Bank USA	1/12/41	USD	1,094	(618)	(7,109)	6,491
Return on Markit IOS 4.00%, 30-year,fixed rate Fannie Mae	1-month LIBOR	[2]	Goldman Sachs Bank USA	1/12/41	USD	729	(412)	(2,839)	2,427
Return on Markit IOS 4.00%, 30-year,fixed rate Fannie Mae	1-month LIBOR	[1]	Goldman Sachs Bank USA	1/12/41	USD	365	206	(1,165)	1,371

BLACKROCK FUNDS II	JUNE 30, 2014	33

Schedule of Investments (continued)	BlackRock GNMA Portfolio

•	OTC total return swaps outstanding as of June 30, 2014 were as follows: (concluded)

Reference Entity	Floating Rate		Counterparty	Expiration Date	Notional Amount (000)		Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Return on Markit IOS 4.00%, 30-year,fixed rate Fannie Mae	1-month LIBOR	[2]	Goldman Sachs Bank USA	1/12/41	USD	365	$(206)	$570	$(776)
Return on Markit IOS 4.00%, 30-year,fixed rate Fannie Mae	1-month LIBOR	[1]	Goldman Sachs Bank USA	1/12/41	USD	365	206	(478)	684
Return on Markit IOS 4.00%, 30-year,fixed rate Fannie Mae	1-month LIBOR	[2]	JPMorgan Chase Bank N.A.	1/12/41	USD	912	(514)	1,399	(1,913)
Return on Markit IOS 4.00%, 30-year,fixed rate Fannie Mae	1-month LIBOR	[2]	JPMorgan Chase Bank N.A.	1/12/41	USD	410	(232)	(1,614)	1,382
Return on Markit IOS 4.50%, 30-year,fixed rate Fannie Mae	1-month LIBOR	[2]	Credit Suisse International	1/12/41	USD	370	(53)	1,940	(1,993)
Return on Markit IOS 4.50%, 30-year,fixed rate Fannie Mae	1-month LIBOR	[2]	Deutsche Bank AG	1/12/41	USD	700	(101)	2,790	(2,891)
Return on Markit IOS 4.00%, 30-year,fixed rate Fannie Mae	1-month LIBOR	[1]	Credit Suisse International	2/12/41	USD	365	206	48	158
Return on Markit IOS 4.00%, 30-year,fixed rate Fannie Mae	1-month LIBOR	[1]	Credit Suisse International	2/12/41	USD	365	206	48	158
Return on Markit IOS 4.00%, 30-year,fixed rate Fannie Mae	1-month LIBOR	[1]	Goldman Sachs Bank USA	2/12/41	USD	365	360	360	—
Return on Markit IOS 4.50%, 30-year,fixed rate Fannie Mae	1-month LIBOR	[2]	Credit Suisse International	2/12/41	USD	370	(54)	481	(535)
Return on Markit IOS 4.50%, 30-year,fixed rate Fannie Mae	1-month LIBOR	[2]	Credit Suisse International	2/12/41	USD	329	(47)	325	(372)
Return on Markit IOS 4.50%, 30-year,fixed rate Fannie Mae	1-month LIBOR	[2]	Goldman Sachs Bank USA	2/12/41	USD	370	(99)	(99)	—
Total							$14,119	$(195,946)	$210,065

[1]	Fund pays the total return of the reference entity and receives the floating rate.

[2]	Fund pays the floating rate and receives the total return of the reference entity.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs

34	BLACKROCK FUNDS II	JUNE 30, 2014

Schedule of Investments (concluded)	BlackRock GNMA Portfolio

used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of June 30, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
U.S. Government Sponsored Agency Securities	—	$1,108,246,944	—	$1,108,246,944
U.S. Treasury Obligations	—	30,630,883	—	30,630,883
Short-Term Securities	$174,731,935	—	—	174,731,935
Options Purchased:
Interest Rate Contracts	21,375	1,885,448	—	1,906,823
Liabilities:
Investments:
TBA Sale Commitments	—	(255,318,739)	—	(255,318,739)
Total	$174,753,310	$885,444,536	—	$1,060,197,846

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Interest rate contracts	$1,425	$229,724	—	$231,149
Liabilities:
Interest rate contracts	(195,804)	(3,141,626)	—	(3,337,430)
Total	$(194,379)	$(2,911,902)	—	$(3,106,281)

[1]     Derivative financial instruments are swaps, financial futures contracts and options written. Swaps and financial futures contracts are valued at the unrealized appreciation/ depreciation on the instrument and options written are shown at value.

The carrying amount for certain of the Fund’s assets and/or liabilities approximates fair value for financial reporting purposes. As of June 30, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$100,690	—	—	$100,690
Cash pledged for financial futures contracts	438,262	—	—	438,262
Cash pledged as collateral for TBA commitments	323,000	—	—	323,000
Cash pledged as collateral for OTC derivatives	1,700,000	—	—	1,700,000
Liabilities:
Cash received as collateral for TBA commitments	—	$(2,230,000)	—	(2,230,000)
Cash received as collateral for OTC derivatives	—	(1,900,000)	—	(1,900,000)
Total	$2,561,952	$(4,130,000)	—	$(1,568,048)

There were no transfers between levels during the period ended June 30, 2014.

BLACKROCK FUNDS II	JUNE 30, 2014	35

Consolidated Schedule of Investments June 30, 2014 (Unaudited)	BlackRock High Yield Bond Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities		Par (000)	Value
ACAS CLO Ltd.:
Series 2013-1A, Class D, 3.83%, 4/20/25 (a)(b)	USD	3,000	$2,880,000
Series 2014-1A, Class C, 3.13%, 7/18/26 (a)(b)		1,750	1,700,300
Adirondack Park CLO Ltd., Series 2013-1A, Class D, 3.88%, 4/15/24 (a)(b)		3,500	3,389,781
ALM V Ltd., Series 2012-5A, Class D, 5.72%, 2/13/23 (a)(b)		9,245	9,103,820
ALM VII Ltd.:
Series 2013-7RA, Class C, 3.69%, 4/24/24 (a)(b)		7,085	6,818,023
Series 2013-7RA, Class D, 5.24%, 4/24/24 (a)(b)		5,175	4,944,868
ALM VIII Ltd.:
Series 2013-8A, Class B, 2.99%, 1/20/26 (a)(b)		2,300	2,259,591
Series 2013-8A, Class C, 3.44%, 1/20/26 (a)(b)		2,800	2,628,391
Series 2013-8A, Class D, 4.73%, 1/20/26 (a)(b)		2,400	2,157,826
ALM XIV Ltd.:
Series 2014-14A, Class B, 3.18%, 7/28/26 (a)(b)		7,198	7,081,155
Series 2014-14A, Class C, 3.68%, 7/28/26 (a)(b)		4,250	4,039,200
Series 2014-14A, Class D, 5.08%, 7/28/26 (a)(b)		2,500	2,275,250
Apidos CLO XII, Series 2013-12A, Class D, 3.29%, 4/15/25 (a)(b)		1,000	934,577
Apidos CLO XVI:
Series 2013-16A, Class B, 3.03%, 1/19/25 (a)(b)		4,000	3,940,380
Series 2013-16A, Class C, 3.51%, 1/19/25 (a)(b)		4,500	4,242,803
Series 2013-16A, Class D, 4.76%, 1/19/25 (a)(b)		2,000	1,781,022
Apidos CLO XVIII:
Series 2014-18A, Class C, 3.88%, 7/22/26 (a)(b)		3,300	3,182,520
Series 2014-18A, Class D, 5.43%, 7/22/26 (a)(b)		2,500	2,334,750
ARES Enhanced Loan Investment Strategy II Ltd., Series 2005-2A, Class C1, 2.08%, 1/26/20 (a)(b)		2,750	2,695,531
Atlas Senior Loan Fund IV Ltd., Series 2013-2A, Class A3L, 2.94%, 2/17/26 (a)(b)		1,900	1,838,244
Atlas Senior Loan Fund V Ltd.:
Series 2014-1A, Class C, 3.23%, 7/16/26 (a)(b)		1,250	1,226,625
Series 2014-1A, Class D, 3.68%, 7/16/26 (a)(b)		1,250	1,181,875
Atrium X, Series 10A, Class D, 3.73%, 7/16/25 (a)(b)		1,000	962,465
Avalon IV Capital Ltd., Series 2012-1AR, Class CR, 3.08%, 4/17/23 (a)(b)		3,650	3,633,940
Avery Point III CLO Ltd., Series 2013-3A, Class E, 5.29%, 1/18/25 (a)(b)		2,000	1,848,702
Battalion CLO IV Ltd., Series 2013-4A, Class C, 3.58%, 10/22/25 (a)(b)		2,750	2,575,823
Benefit Street Partners CLO II Ltd., Series 2013-IIA, Class C, 3.73%, 7/15/24 (a)(b)		2,000	1,895,254
Benefit Street Partners CLO III Ltd., Series 2013-IIIA, Class C, 3.49%, 1/20/26 (a)(b)		2,700	2,525,332
Benefit Street Partners CLO IV Ltd., Series 2014-IVA, Class C, 3.73%, 7/20/26 (a)(b)		2,750	2,626,250
BlueMountain CLO Ltd., Series 2013-1A, Class C, 3.62%, 5/15/25 (a)(b)		1,000	949,485

Asset-Backed Securities		Par (000)	Value
Brookside Mill CLO Ltd., Series 2013-1A, Class D, 3.29%, 4/17/25 (a)(b)	USD	1,000	$928,987
Carlyle Global Market Strategies CLO Ltd.:
Series 2013-1A, Class C, 4.23%, 2/14/25 (a)(b)		2,000	1,971,598
Series 2013-2A, Class D, 3.98%, 4/18/25 (a)(b)		2,250	2,184,239
Cavalry CLO II, Series 2A, Class D, 4.24%, 1/17/24 (a)(b)		1,000	975,282
Cedar Funding III CLO Ltd.:
Series 2014-3A, Class C, 3.03%, 5/20/26 (a)(b)		4,255	4,169,900
Series 2014-3A, Class D, 3.78%, 5/20/26 (a)(b)		3,695	3,530,942
Cent CLO LP, Series 2013-17A, Class C, 3.72%, 1/30/25 (a)(b)		1,000	952,844
Central Park CLO Ltd., Series 2011-1A, Class D, 3.43%, 7/23/22 (a)(b)		2,250	2,217,188
CFIP CLO Ltd., Series 2013-1A, Class D, 3.99%, 4/20/24 (a)(b)		2,000	1,910,874
CIFC Funding Ltd.:
Series 2012-1A, Class B1L, 5.48%, 8/14/24 (a)(b)		2,250	2,250,261
Series 2013-2A, Class B1L, 3.83%, 4/21/25 (a)(b)		1,750	1,673,229
Series 2014-2A, Class A3L, 3.08%, 5/24/26 (a)(b)		6,295	6,113,704
Series 2014-3A, Class C1, 2.95%, 7/22/26 (a)(b)		3,000	2,895,279
Series 2014-3A, Class D, 3.55%, 7/22/26 (a)(b)		2,850	2,664,838
Clear Lake CLO Ltd., Series 2006-1A, Class B, 0.92%, 12/20/20 (a)(b)		5,000	4,671,255
ColumbusNova CLO Ltd., Series 2006-1A, Class D, 1.78%, 7/18/18 (a)(b)		2,000	1,926,600
EXUMR, Series 2006-4X, Class E, 4.30%, 12/22/49 (b)(c)		1,905	723,720
Figueroa CLO Ltd., Series 2013-1A, Class C, 3.88%, 3/21/24 (a)(b)		3,850	3,722,819
Flatiron CLO Ltd.:
Series 2012-1A, Class C, 4.74%, 10/25/24 (a)(b)		1,650	1,642,823
Series 2013-1A, Class A1, 1.69%, 1/17/26 (a)(b)		10,000	9,985,650
Series 2013-1A, Class C, 3.84%, 1/17/26 (a)(b)		2,000	1,921,390
Fraser Sullivan CLO VII Ltd., Series 2012-7X, Class SUB, 8.88%, 4/20/23		6,150	5,664,150
Galaxy XIV CLO Ltd., Series 2012-14A, Class D, 4.64%, 11/15/24 (a)(b)		2,150	2,155,891
GoldenTree Loan Opportunities VII Ltd., Series 2013-7A, Class D, 3.54%, 4/25/25 (a)(b)		1,500	1,431,954
Gram, Series 2012-1X, Series D, 5.74%, 7/17/23 (b)		1,500	1,448,793
Halcyon Loan Advisors Funding Ltd., Series 2013-1A, Class C, 3.73%, 4/15/25 (a)(b)		2,000	1,898,590
ING Investment Management CLO Ltd., Series 2013-2A, Class C, 3.73%, 4/25/25 (a)(b)		1,250	1,203,079
Jamestown CLO I Ltd., Series 2012-1A, Class C, 4.22%, 11/05/24 (a)(b)		4,000	3,944,088
Jamestown CLO IV Ltd.:
Series 2014-4A, Class C, 3.73%, 7/15/26 (a)(b)		1,000	942,400
Series 2014-4A, Class SUB, 0.00%, 7/15/26 (a)		2,000	1,840,000
LCM VI Ltd., Series 6A, Class C, 1.03%, 5/28/19 (a)(b)		4,350	4,144,571

36	BLACKROCK FUNDS II	JUNE 30, 2014

Consolidated Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities		Par (000)	Value
LCM X LP:
Series 10AR, Class CR, 3.08%, 4/15/22 (a)(b)	USD	2,000	$1,995,000
Series 10AR, Class ER, 5.73%, 4/15/22 (a)(b)		1,550	1,511,250
Marine Park CLO Ltd., Series 2012-1A, Class D, 5.99%, 5/18/23 (a)(b)		2,500	2,446,098
Mill Creek CLO Ltd., Series 2011-1A, Class E, 6.98%, 1/20/22 (a)(b)		5,500	5,500,825
Mountain View CLO Ltd., Series 2013-1A, Class D, 3.53%, 4/12/24 (a)(b)		1,000	937,262
NEUB, Series 17, Class D, 0.01%, 8/04/25 (a)(b)		1,000	947,700
Neuberger Berman CLO XV Ltd., Series 2013-15A, Class D, 3.48%, 10/15/25 (a)(b)		2,500	2,345,083
Octagon Investment Partners XII Ltd., Series 2012-1AR, Class ER, 5.43%, 5/05/23 (a)(b)		7,150	7,003,640
Octagon Investment Partners XIX Ltd.:
Series 2014-1A, Class C, 3.08%, 4/15/26 (a)(b)		2,400	2,367,792
Series 2014-1A, Class D, 3.73%, 4/15/26 (a)(b)		2,500	2,417,375
Series 2014-1A, Class F, 5.73%, 4/15/26 (a)(b)		1,950	1,770,522
Series 2014-1A, Class SUB, 0.00%, 4/15/26 (a)		2,600	2,405,000
Octagon Investment Partners XV Ltd.:
Series 2013-1A, Class D, 3.78%, 1/19/25 (a)(b)		5,935	5,714,176
Series 2013-1A, Class E, 4.99%, 1/19/25 (a)(b)		3,000	2,755,098
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class D, 3.58%, 7/17/25 (a)(b)		1,250	1,188,544
Octagon Investment Partners XVII Ltd.:
Series 2013-1A, Class D, 3.44%, 10/25/25 (a)(b)		1,000	941,211
Series 2013-1A, Class E, 4.74%, 10/25/25 (a)(b)		1,000	899,348
OZLM Funding III Ltd., Series 2013-3A, Class B, 3.33%, 1/22/25 (a)(b)		4,500	4,474,103
OZLM Funding IV Ltd., Series 2013-4A, Class C, 3.43%, 7/22/25 (a)(b)		2,000	1,861,952
OZLM Funding Ltd., Series 2012-2A, Class C, 4.59%, 10/30/23 (a)(b)		1,000	1,002,764
OZLM VII Ltd.:
Series 2014-7A, Class B1, 3.08%, 7/17/26 (a)(b)		5,750	5,599,925
Series 2014-7A, Class C, 3.83%, 7/17/26 (a)(b)		5,250	4,973,325
Series 2014-7A, Class D, 5.23%, 7/17/26 (a)(b)		5,000	4,553,000
Palmer Square CLO Ltd.:
Series 2014-1A, Class B, 2.77%, 10/17/22 (a)(b)		6,750	6,642,000
Series 2014-1A, Class C, 4.07%, 10/17/22 (a)(b)		3,980	3,980,000
Series 2014-1A, Class D, 5.97%, 10/17/22 (a)(b)		2,900	2,900,000
Regatta Funding LP:
Series 2013-2A, Class C, 4.24%, 1/15/25 (a)(b)		2,750	2,703,673
Series 2013-2A, Class D, 5.74%, 1/15/25 (a)(b)		4,500	4,283,635
Regatta III Funding Ltd., Series 2014-1A, Class D, 5.14%, 4/15/26 (a)(b)		3,000	2,749,680
Regatta IV Funding Ltd.:
Series 2014-1A, Class C, 3.18%, 7/25/26 (a)(b)		2,000	1,960,000

Asset-Backed Securities		Par (000)	Value
Series 2014-1A, Class D, 3.73%, 7/25/26 (a)(b)	USD	1,000	$947,700
Series 2014-1A, Class E, 5.18%, 7/25/26 (a)(b)		1,000	905,000
Seneca Park CLO Ltd., Series 2014-1A, Class SUB, 0.00%, 7/17/26 (a)		2,500	2,375,000
Sheridan Square CLO Ltd., Series 2013-1A, Class A1, 1.28%, 4/15/25 (a)(b)		18,000	17,665,056
Silvermore CLO Ltd., Series 2014-1A, Class C, 5.13%, 5/15/26 (a)(b)		1,250	1,177,250
Sound Point CLO III Ltd., Series 2013-2A, Class D, 4.14%, 7/15/25 (a)(b)		1,750	1,696,116
Sound Point CLO IV Ltd., Series 2013-3A, Class A, 1.60%, 1/21/26 (a)(b)		12,500	12,378,313
Sudbury Mill CLO Ltd.:
Series 2013-1A, Class C, 3.24%, 1/17/26 (a)(b)		2,500	2,477,928
Series 2013-1A, Class D, 3.74%, 1/17/26 (a)(b)		5,000	4,764,575
Symphony CLO VII Ltd., Series 2011-7A, Class E, 3.83%, 7/28/21 (a)(b)		1,250	1,201,004
Tyron Park CLO Ltd., Series 2013-1A, Class C, 3.74%, 7/15/25 (a)(b)		2,250	2,165,825
VENTURE XIII CLO Ltd., Series 2013-13A, Class D, 3.78%, 6/10/25 (a)(b)		2,000	1,910,024
Venture XVII CLO Ltd., Series 2014-17A, Class C, 3.07%, 7/15/26 (a)(b)		6,000	5,827,800
Washington Mill CLO Ltd.:
Series 2014-1A, Class C, 3.23%, 4/20/26 (a)(b)		2,485	2,462,138
Series 2014-1A, Class D, 3.68%, 4/20/26 (a)(b)		5,770	5,517,274
West CLO Ltd., Series 2013-1A, Class C, 3.89%, 11/07/25 (a)(b)		2,500	2,387,965
WhiteHorse VIII Ltd., Series 2014-1A, Class C, 2.96%, 5/01/26 (a)(b)		5,725	5,510,313
Total Asset-Backed Securities — 2.2%			335,559,983

Common Stocks		Shares	Value
Airlines — 0.1%
American Airlines Group, Inc. (d)		58,249	2,502,377
Southwest Airlines Co.		239,391	6,430,042

			8,932,419
Auto Components — 1.4%
The Goodyear Tire & Rubber Co.		7,518,764	208,871,260
Lear Corp.		10,350	924,462

			209,795,722
Banks — 0.4%
Citigroup, Inc.		1,347,180	63,452,178
Capital Markets — 1.0%
American Capital, Ltd. (d)		9,132,000	139,628,280
E*Trade Financial Corp. (d)		414,700	8,816,522
Freedom Pay, Inc. (d)		314,534	3

			148,444,805
Chemicals — 0.5%
Advanced Emissions Solutions, Inc. (d)		310,220	7,113,345
Huntsman Corp.		2,412,943	67,803,698

			74,917,043
Communications Equipment — 0.3%
Nokia OYJ		6,423,756	48,563,595
Consumer Finance — 1.6%
Ally Financial Inc. (d)		4,600,276	109,992,590
Ally Financial Inc. (d)		4,053,560	96,920,620

BLACKROCK FUNDS II	JUNE 30, 2014	37

Consolidated Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Consumer Finance (concluded)
Ally Financial Inc. (d)	1,513,133	$36,179,010

		243,092,220
Diversified Consumer Services — 0.0%
Houghton Mifflin Harcourt Co. (d)	326,824	6,261,948
Diversified Financial Services — 0.0%
Adelphia Recovery Trust, Series ACC-1 INT (d)	1,108,793	11,088
Adelphia Recovery Trust, Series ACC-4 INT (d)	34,394,678	3,439
Adelphia Recovery Trust, Series Arahova INT (d)	242,876	2,915
Adelphia Recovery Trust, Series Frontiervision INT (d)	131,748	1,331

		18,773
Diversified Telecommunication Services — 0.1%
Broadview Networks Holdings, Inc. (d)	401,700	823,485
Level 3 Communications, Inc. (d)	200,160	8,789,026

		9,612,511
Electrical Equipment — 0.0%
Medis Technologies Ltd. (d)	852,625	9
Health Care Providers & Services — 0.0%
HealthSouth Corp.	2,202	78,986
Hotels, Restaurants & Leisure — 0.2%
Amaya Gaming Group, Inc. (Acquired 6/12/14, cost $24,227,777) (d)(e)(f)	1,314,747	24,642,650
Insurance — 0.7%
American International Group, Inc.	2,083,485	113,716,611
Machinery — 0.0%
Reunion Industries, Inc. (d)	8,341	500
Media — 0.1%
Cengage Learning Acquisitions, Inc. (Thomson Learning) (d)	344,371	12,052,985
Clear Channel Outdoor Holdings, Inc., Class A	148,418	1,214,059

		13,267,044
Metals & Mining — 0.0%
African Minerals Ltd. (d)	736,359	875,838
Peninsula Energy Ltd. (d)(g)	270,594,497	5,533,802

		6,409,640
Oil, Gas & Consumable Fuels — 0.4%
African Petroleum Corp. Ltd. (d)	1,853,832	402,057
Laricina Energy Ltd. (d)(h)	376,471	12,295,595
Osum Oil Sands Corp. (d)(h)	1,600,000	19,822,876
Project Calgary (d)(h)	892,000	20,898,740

		53,419,268
Paper & Forest Products — 0.2%
Ainsworth Lumber Co. Ltd. (d)	2,303,699	5,980,269
Ainsworth Lumber Co. Ltd. (d)	1,315,439	3,414,803
Ainsworth Lumber Co. Ltd. (a)(d)	925,544	2,402,659
NewPage Corp. (d)	122,280	9,171,000
Western Forest Products, Inc.	1,996,629	4,172,703

		25,141,434
Semiconductors & Semiconductor Equipment — 0.0%
SunPower Corp. (d)	1,381	56,594
Software — 0.1%
kCAD Holdings I Ltd. (d)	2,860,032,041	17,903,801
Trading Companies & Distributors — 0.1%
HD Supply Holdings, Inc. (d)	800,930	22,738,403

Common Stocks		Shares	Value
Transportation Infrastructure — 0.5%
General Maritime Corp. (d)	4,054,054		$74,999,999
Total Common Stocks — 7.7%			1,165,466,153

Corporate Bonds		Par (000)	Value
Aerospace & Defense — 1.0%
Bombardier, Inc., 4.25%, 1/15/16 (a)	USD	19,693	20,333,023
LMI Aerospace, Inc., 7.38%, 7/15/19 (a)		6,504	6,650,340
Meccanica Holdings USA, Inc., 6.25%, 7/15/19 (a)		7,557	8,407,163
TransDigm, Inc.:
6.00%, 7/15/22 (a)		67,925	69,792,937
6.50%, 7/15/24 (a)		40,937	42,625,651

			147,809,114
Air Freight & Logistics — 0.0%
CEVA Group PLC, 9.00%, 9/01/21 (a)		5,512	5,691,140
Airlines — 0.9%
American Airlines Pass-Through Trust, Series 2013-2, Class C, 6.00%, 1/15/17 (a)		50,835	53,313,206
Continental Airlines Pass-Through Certificates, Series 2012-3, Class C, 6.13%, 4/29/18		20,855	22,314,850
National Air Cargo Group, Inc.:
12.38%, 8/16/15		4,230	4,230,367
12.38%, 8/16/15		4,165	4,165,375
US Airways Pass-Through Trust, Series 2011-1, Class C, 10.88%, 10/22/14		5,386	5,534,147
Virgin Australia Trust:
Series 2013-1C, 7.13%, 10/23/18 (a)		34,707	36,182,201
Series 2013-1D, 8.50%, 10/23/16 (a)		17,602	18,105,730

			143,845,876
Auto Components — 1.6%
AA Bond Co. Ltd., 9.50%, 7/31/43	GBP	7,744	14,936,144
Delphi Corp.:
6.13%, 5/15/21	USD	3,210	3,587,496
5.00%, 2/15/23		5,470	5,880,250
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
3.50%, 3/15/17		1,790	1,810,138
4.88%, 3/15/19		61,491	63,335,730
6.00%, 8/01/20		24,392	26,129,930
5.88%, 2/01/22		38,059	39,866,803
IDQ Holdings, Inc., 11.50%, 4/01/17 (a)		5,440	5,997,600
Pittsburgh Glass Works LLC, 8.00%, 11/15/18 (a)		6,212	6,755,550
Rhino Bondco SpA, 7.25%, 11/15/20	EUR	4,205	6,242,885
Schaeffler Finance BV, 2.75%, 5/15/19		16,565	22,705,369
Schaeffler Holding Finance BV, 6.88% (6.88% Cash or 7.38% PIK), 8/15/18 (i)		12,200	17,582,500
Servus Luxembourg Holding SCA, 7.75%, 6/15/18		7,158	10,537,962
UCI International, Inc., 8.63%, 2/15/19	USD	23,787	22,597,650

			247,966,007
Automobiles — 0.6%
General Motors Co.:
4.88%, 10/02/23 (a)		6,740	7,093,850
6.25%, 10/02/43 (a)		48,105	55,200,487
Jaguar Land Rover Automotive PLC:
8.25%, 3/15/20	GBP	3,684	7,053,455

38	BLACKROCK FUNDS II	JUNE 30, 2014

Consolidated Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Automobiles (concluded)
5.00%, 2/15/22	GBP	12,630	$22,155,240

			91,503,032
Banks — 0.5%
CIT Group, Inc.:
6.63%, 4/01/18 (a)	USD	7,460	8,373,850
5.50%, 2/15/19 (a)		40,494	43,885,373
5.00%, 8/01/23		6,444	6,597,045
6.00%, 4/01/36		21,122	21,861,270

			80,717,538
Beverages — 0.1%
Hydra Dutch Holdings 2BV, 5.83%, 4/15/19 (b)	EUR	11,375	15,458,972
Biotechnology — 0.3%
Grifols Worldwide Operations Ltd., 5.25%, 4/01/22 (a)	USD	25,165	26,108,687
Laba Royalty Sub LLC, 9.00%, 5/15/29 (a)		21,845	21,954,225

			48,062,912
Building Products — 0.5%
Builders FirstSource, Inc., 7.63%, 6/01/21 (a)		17,073	18,268,110
Building Materials Corp. of America, 6.75%, 5/01/21 (a)		9,975	10,748,063
The Hillman Group, Inc., 6.38%, 7/15/22 (a)		9,004	9,004,000
Pfleiderer GmbH, 7.88%, 8/01/19	EUR	4,925	6,732,339
The Ryland Group, Inc., 6.63%, 5/01/20	USD	4,025	4,367,125
Spie BondCo 3 SCA, 11.00%, 8/15/19	EUR	4,404	6,814,591
USG Corp., 9.75%, 1/15/18	USD	20,889	25,014,577

			80,948,805
Capital Markets — 0.1%
American Capital, Ltd., 6.50%, 9/15/18 (a)		4,866	5,182,290
E*Trade Financial Corp.:
0.00%, 8/31/19 (a)(j)(k)		1,420	2,926,975
Series A, 0.00%, 8/31/19 (j)(k)		328	676,090
Lehman Brothers Holdings, Inc.:
5.38%, 10/17/12 (b)(c)(d)	EUR	4,550	1,246,063
4.75%, 1/16/14 (b)(c)(d)		14,545	3,983,295
0.00%, 2/05/14 (b)(c)(d)		22,800	6,203,423

			20,218,136
Chemicals — 1.7%
Axalta Coating Systems US Holdings, Inc./Axalta Coating Systems Dutch Holding B BV:
5.75%, 2/01/21		3,000	4,395,536
7.38%, 5/01/21 (a)	USD	17,000	18,530,000
Axiall Corp., 4.88%, 5/15/23		4,388	4,366,060
Celanese US Holdings LLC:
5.88%, 6/15/21		5,240	5,777,100
4.63%, 11/15/22		4,035	4,055,175
Chemtura Corp., 5.75%, 7/15/21		6,600	6,847,500
Huntsman International LLC:
8.63%, 3/15/20		4,340	4,698,050
4.88%, 11/15/20		4,620	4,781,700
8.63%, 3/15/21		12,415	13,718,575
5.13%, 4/15/21	EUR	5,432	7,847,131
5.13%, 4/15/21		5,758	8,318,075
INEOS Group Holdings SA:
6.13%, 8/15/18 (a)	USD	16,630	17,212,050
6.50%, 8/15/18	EUR	11,623	16,591,781
5.75%, 2/15/19		14,155	20,012,375
LSB Industries, Inc., 7.75%, 8/01/19	USD	7,675	8,212,250
Monitchem HoldCo 3 SA, 5.25%, 6/15/21	EUR	2,603	3,591,021
Nexeo Solutions LLC/Nexeo Solutions Finance Corp., 8.38%, 3/01/18	USD	4,370	4,413,700

Corporate Bonds		Par (000)	Value
Chemicals (concluded)
Nufarm Australia Ltd., 6.38%, 10/15/19 (a)	USD	6,159	$6,443,854
Orion Engineered Carbons Bondco GmbH, 10.00%, 6/15/18	EUR	6,046	8,916,018
Perstorp Holding AB, 8.75%, 5/15/17 (a)	USD	5,665	6,075,713
PetroLogistics LP/PetroLogistics Finance Corp., 6.25%, 4/01/20		6,051	6,595,590
PolyOne Corp., 5.25%, 3/15/23		10,416	10,702,440
Rain CII Carbon LLC/CII Carbon Corp., 8.25%, 1/15/21 (a)		9,441	9,913,050
Rockwood Specialties Group, Inc., 4.63%, 10/15/20		43,654	45,291,025
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc., 8.75%, 2/01/19		2,780	2,995,450

			250,301,219
Commercial Services & Supplies — 4.4%
ADS Waste Holdings, Inc., 8.25%, 10/01/20		8,980	9,675,950
Algeco Scotsman Global Finance PLC, 9.00%, 10/15/18	EUR	10,222	14,907,911
Aviation Capital Group Corp., 6.75%, 4/06/21 (a)	USD	7,360	8,279,448
Bilbao Luxembourg SA, 10.50% (10.50% Cash or 11.25% PIK), 12/01/18 (i)	EUR	3,045	4,482,233
Ceridian HCM Holding, Inc., 11.00%, 3/15/21 (a)	USD	50,641	58,490,355
Ceridian LLC, 8.88%, 7/15/19 (a)		110,880	125,294,400
Covanta Holding Corp.:
6.38%, 10/01/22		15,936	17,290,560
5.88%, 3/01/24		9,445	9,763,769
Garda World Security Corp., 7.25%, 11/15/21 (a)		11,176	11,748,770
GCL Holdings SCA:
9.38%, 4/15/18	EUR	2,588	3,800,309
9.38%, 4/15/18 (a)		5,145	7,555,097
HD Supply, Inc.:
8.13%, 4/15/19	USD	47,409	52,090,639
11.00%, 4/15/20		79,612	93,842,645
7.50%, 7/15/20		76,741	83,839,543
The Hertz Corp.:
4.25%, 4/01/18		6,099	6,251,475
7.50%, 10/15/18		5,615	5,881,713
6.75%, 4/15/19		7,060	7,483,600
5.88%, 10/15/20		2,250	2,351,250
7.38%, 1/15/21		13,500	14,647,500
6.25%, 10/15/22		7,780	8,237,075
Igloo Holdings Corp., 8.25% (8.25% Cash or 9.00% PIK), 12/15/17 (a)(i)		10,152	10,355,040
IVS F. SpA, 7.13%, 4/01/20	EUR	9,646	14,169,674
Laureate Education, Inc., 9.25%, 9/01/19 (a)	USD	41,026	42,256,780
Mobile Mini, Inc., 7.88%, 12/01/20		9,500	10,402,500
Safway Group Holding LLC/Safway Finance Corp., 7.00%, 5/15/18 (a)		8,220	8,713,200
Univeg Holding BV, 7.88%, 11/15/20	EUR	5,580	7,664,229
Verisure Holding AB:
8.75%, 9/01/18		3,413	5,019,255
Series B, 8.75%, 12/01/18		2,957	4,358,771
WaveDivision Escrow LLC/WaveDivision Escrow Corp., 8.13%, 9/01/20 (a)	USD	16,887	18,237,960

			667,091,651
Communications Equipment — 0.7%
Alcatel-Lucent USA, Inc.:
4.63%, 7/01/17 (a)		13,425	13,861,313
6.75%, 11/15/20 (a)		36,219	38,573,235
6.45%, 3/15/29		10,599	10,493,010

BLACKROCK FUNDS II	JUNE 30, 2014	39

Consolidated Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Communications Equipment (concluded)
CommScope, Inc.:
5.00%, 6/15/21 (a)	USD	9,372	$9,559,440
5.50%, 6/15/24 (a)		9,116	9,264,135
Nokia Oyj, 5.00%, 10/26/17 (j)	EUR	6,700	21,438,532

			103,189,665
Computer Services — 0.4%
SunGard Data Systems, Inc.:
7.38%, 11/15/18	USD	8,810	9,305,563
6.63%, 11/01/19		45,975	48,388,687

			57,694,250
Construction & Engineering — 0.8%
Aguila 3 SA, 7.88%, 1/31/18 (a)		20,437	21,561,035
Aldesa Financial Services SA, 7.25%, 4/01/21	EUR	8,025	11,455,652
Astaldi SpA, 7.13%, 12/01/20		21,105	31,534,679
BIBBY Offshore Services PLC, 7.50%, 6/15/21	GBP	7,486	13,132,400
Brand Energy & Infrastructure Services, Inc., 8.50%, 12/01/21 (a)	USD	23,957	25,574,097
Modular Space Corp., 10.25%, 1/31/19 (a)		7,820	8,230,550
Novafives SAS, 4.50%, 6/30/21	EUR	2,830	3,932,278

			115,420,691
Construction Materials — 0.3%
Cemex Finance LLC, 6.00%, 4/01/24 (a)	USD	21,985	22,891,881
Cemex SAB de CV:
9.00%, 1/11/18 (a)		8,270	8,890,250
5.88%, 3/25/19 (a)		5,910	6,175,950
Kerneos Tech Group SAS:
5.06%, 3/01/21 (b)	EUR	1,648	2,279,173
5.75%, 3/01/21		2,153	3,082,478

			43,319,732
Consumer Finance — 1.6%
Ally Financial Inc.:
8.00%, 3/15/20	USD	8,339	10,131,885
7.50%, 9/15/20		5,901	7,110,705
8.00%, 11/01/31		120,053	153,367,707
8.00%, 11/01/31		39,413	50,399,374
DFC Finance Corp., 10.50%, 6/15/20 (a)		17,315	17,682,944

			238,692,615
Containers & Packaging — 2.4%
Ardagh Packaging Finance PLC:
7.38%, 10/15/17 (a)		2,935	3,097,305
9.25%, 10/15/20 (a)	EUR	2,457	3,667,164
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.:
6.25%, 1/31/19 (a)	USD	12,025	12,325,625
6.00%, 6/30/21 (a)		12,020	12,004,975
4.25%, 1/15/22	EUR	12,590	17,067,096
Ball Corp.:
6.75%, 9/15/20	USD	1,626	1,733,723
4.00%, 11/15/23		20,492	19,518,630
Berry Plastics Corp., 9.75%, 1/15/21		5,601	6,385,140
Beverage Packaging Holdings Luxembourg II SA:
5.63%, 12/15/16 (a)		10,702	10,969,550
6.00%, 6/15/17 (a)		16,870	17,291,750
Crown Americas LLC/Crown Americas Capital Corp. III, 6.25%, 2/01/21		2,847	3,046,290
Crown Americas LLC/Crown Americas Capital Corp. IV, 4.50%, 1/15/23		6,593	6,421,582
Crown European Holdings SA, 4.00%, 7/15/22	EUR	11,665	15,988,062
Graphic Packaging International, Inc., 7.88%, 10/01/18	USD	3,730	3,930,301
Greif Nevada Holdings, Inc., 7.38%, 7/15/21 (a)	EUR	2,085	3,397,439

Corporate Bonds		Par (000)	Value
Containers & Packaging (concluded)
OI European Group BV, 4.88%, 3/31/21	EUR	8,846	$12,991,011
Pactiv LLC:
7.95%, 12/15/25	USD	21,236	22,722,520
8.38%, 4/15/27		4,788	5,171,040
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg SA:
8.50%, 5/15/18		3,065	3,206,756
7.13%, 4/15/19		15,046	15,723,070
9.00%, 4/15/19		36,340	38,474,975
7.88%, 8/15/19		3,482	3,791,027
9.88%, 8/15/19		24,446	27,073,945
8.25%, 2/15/21		6,937	7,543,987
5.75%, 10/15/20		59,216	62,472,880
Sealed Air Corp., 5.25%, 4/01/23 (a)		5,000	5,075,000
SGD Group SAS, 5.63%, 5/15/19	EUR	3,303	4,681,278
Signode Industrial Group Luxembourg SA/Signode Industrial Group US, Inc., 6.38%, 5/01/22 (a)	USD	11,015	11,152,687
Tekni-Plex, Inc., 9.75%, 6/01/19 (a)		8,811	9,846,293

			366,771,101
Distributors — 0.0%
VWR Funding, Inc., 7.25%, 9/15/17		3,135	3,315,263
Diversified Financial Services — 0.4%
Cantor Commercial Real Estate Co. LP/CCRE Finance Corp., 7.75%, 2/15/18 (a)		9,621	10,390,680
General Motors Financial Co., Inc.:
6.75%, 6/01/18		7,868	8,999,025
4.25%, 5/15/23		11,846	11,831,193
Jefferies Finance LLC/JFIN Co-Issuer Corp., 7.38%, 4/01/20 (a)		17,975	18,873,750
Springleaf Finance Corp.:
6.90%, 12/15/17		3,020	3,352,200
7.75%, 10/01/21		1,348	1,516,500
8.25%, 10/01/23		2,449	2,791,860

			57,755,208
Diversified Telecommunication Services — 3.3%
Avaya, Inc.:
7.00%, 4/01/19 (a)		9,570	9,570,000
10.50%, 3/01/21 (a)		11,387	10,504,507
CenturyLink, Inc.:
5.63%, 4/01/20		19,826	20,916,430
6.45%, 6/15/21		4,110	4,459,350
Columbus International, Inc., 7.38%, 3/30/21 (a)		27,705	29,852,137
CommScope Holding Co., Inc., 6.63% (6.63% Cash or 7.38% PIK), 6/01/20 (a)(i)		14,152	15,107,260
Consolidated Communications Finance Co., 10.88%, 6/01/20		15,453	18,041,377
Intelsat Jackson Holdings SA:
6.63%, 12/15/22		10,425	10,881,094
5.50%, 8/01/23		26,856	26,721,720
Intelsat Luxembourg SA, 6.75%, 6/01/18		40,900	43,302,875
Level 3 Communications, Inc., 8.88%, 6/01/19		6,755	7,388,281
Level 3 Financing, Inc.:
8.13%, 7/01/19		40,992	44,732,520
7.00%, 6/01/20		16,799	18,352,907
8.63%, 7/15/20		20,460	22,915,200
Telecom Italia Finance SA, 6.13%, 11/15/16 (j)	EUR	4,800	8,153,362
Telecom Italia SpA:
6.38%, 6/24/19	GBP	9,050	16,855,377
4.88%, 9/25/20	EUR	7,295	10,882,466
5.88%, 5/19/23	GBP	15,150	27,134,139

40	BLACKROCK FUNDS II	JUNE 30, 2014

Consolidated Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Diversified Telecommunication Services (concluded)
Telenet Finance V Luxembourg SCA:
6.25%, 8/15/22	EUR	8,444	$12,675,828
6.75%, 8/15/24		13,069	20,132,309
TW Telecom Holdings, Inc.:
5.38%, 10/01/22	USD	9,640	10,543,750
5.38%, 10/01/22		6,700	7,328,125
VTR Finance BV, 6.88%, 1/15/24 (a)		23,745	25,495,909
Wind Acquisition Finance SA:
4.00%, 7/15/20	EUR	30,733	41,977,499
4.21%, 7/15/20 (b)		14,325	19,801,571
Windstream Corp.:
7.75%, 10/15/20	USD	11,743	12,726,476
7.75%, 10/01/21		5,985	6,538,613
6.38%, 8/01/23		2,265	2,296,144

			505,287,226
Electric Utilities — 0.9%
CE Energy AS, 7.00%, 2/01/21	EUR	5,985	8,753,769
Curtis Palmer LLC, 5.90%, 7/15/14 (a)	USD	9,790	9,805,263
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc., 11.75%, 3/01/22 (a)(c)(d)		12,216	15,025,680
FPL Energy National Wind Portfolio LLC, 6.13%, 3/25/19 (a)		29	28,688
Homer City Generation LP, 8.73% (8.73% Cash or 9.23% PIK), 10/01/26 (i)		18,383	19,669,810
Techem Energy Metering Service GmbH & Co. KG, 7.88%, 10/01/20	EUR	1,638	2,515,876
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc., 10.50% (10.50% Cash or 11.25% PIK), 11/01/16 (c)(d)(i)	USD	484,458	76,907,707

			132,706,793
Electrical Equipment — 0.1%
GrafTech International Ltd., 6.38%, 11/15/20		5,000	5,150,000
Trionista Holdco GmbH, 5.00%, 4/30/20	EUR	10,424	14,940,163

			20,090,163
Electronic Equipment, Instruments & Components — 0.0%
Belden, Inc., 5.50%, 4/15/23		4,490	6,440,196
Energy Equipment & Services — 0.6%
Atwood Oceanics, Inc., 6.50%, 2/01/20	USD	9,247	9,859,614
CGG SA:
7.75%, 5/15/17		1,060	1,075,900
6.50%, 6/01/21		20,140	19,988,950
Gulfmark Offshore, Inc., 6.38%, 3/15/22		3,815	3,967,600
Hornbeck Offshore Services, Inc., 5.88%, 4/01/20		6,994	7,238,790
Key Energy Services, Inc., 6.75%, 3/01/21		5,795	6,026,800
Pacific Drilling SA, 5.38%, 6/01/20 (a)		15,057	14,755,860
Parker Drilling Co., 6.75%, 7/15/22 (a)		5,700	5,928,000
Petroleum Geo-Services ASA, 7.38%, 12/15/18 (a)		15,180	16,204,650
Pioneer Energy Services Corp., 6.13%, 3/15/22 (a)		4,441	4,601,986

			89,648,150
Food & Staples Retailing — 0.3%
Brakes Capital, 7.13%, 12/15/18	GBP	6,440	11,270,441
Co-operative Group Holdings, 5.63%, 7/08/20 (l)		3,570	6,476,246
Findus Bondco SA:
9.13%, 7/01/18	EUR	6,232	9,280,159
9.50%, 7/01/18	GBP	3,687	6,830,781
Rite Aid Corp.:
9.25%, 3/15/20	USD	7,035	8,019,900

Corporate Bonds		Par (000)	Value
Food & Staples Retailing (concluded)
6.75%, 6/15/21	USD	9,227	$9,988,227

			51,865,754
Food Products — 0.8%
Bakkavor Finance 2 PLC:
8.25%, 2/15/18	GBP	9,911	18,064,100
8.75%, 6/15/20		5,071	9,719,879
Boparan Finance PLC:
5.25%, 7/15/19		3,585	6,082,880
4.38%, 7/15/21	EUR	3,800	5,180,707
5.50%, 7/15/21	GBP	5,710	9,612,758
Galapagos Holding SA, 7.00%, 6/15/22	EUR	4,180	5,839,580
Galapagos SA, 5.38%, 6/15/21		2,830	3,938,129
H. J. Heinz Co., 4.25%, 10/15/20	USD	526	529,288
JBS Investments GmbH, 7.75%, 10/28/20 (a)		15,843	16,952,010
Post Holdings, Inc., 6.75%, 12/01/21 (a)		3,757	3,991,813
R&R Ice Cream PLC:
9.25% (9.25% Cash or 9.75% PIK), 5/15/18 (i)	EUR	5,429	7,600,495
4.75%, 5/15/20		6,530	8,963,885
5.50%, 5/15/20	GBP	3,585	6,083,186
Smithfield Foods, Inc.:
5.88%, 8/01/21 (a)	USD	4,644	4,911,030
6.63%, 8/15/22		8,740	9,570,300
TreeHouse Foods, Inc., 4.88%, 3/15/22		5,272	5,416,980

			122,457,020
Health Care Equipment & Supplies — 0.7%
Alere, Inc.:
7.25%, 7/01/18		9,356	10,198,040
8.63%, 10/01/18		11,292	11,913,060
6.50%, 6/15/20		1,537	1,613,850
Biomet, Inc., 6.50%, 10/01/20		14,912	15,918,560
DJO Finance LLC/DJO Finance Corp., 8.75%, 3/15/18		9,376	10,079,200
Hanger, Inc., 7.13%, 11/15/18		4,032	4,233,600
Hologic, Inc., 6.25%, 8/01/20		21,048	22,205,640
Kinetic Concepts, Inc./KCI USA, Inc., 12.50%, 11/01/19		5,747	6,609,050
Ontex IV SA, 9.00%, 4/15/19	EUR	10,991	16,253,978

			99,024,978
Health Care Providers & Services — 3.6%
Acadia Healthcare Co, Inc., 5.13%, 7/01/22 (a)	USD	8,550	8,571,375
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp.:
7.75%, 2/15/19		9,615	10,239,975
6.00%, 10/15/21		5,810	6,158,600
Catamaran Corp., 4.75%, 3/15/21		13,893	14,031,930
CHS/Community Health Systems, Inc.:
5.13%, 8/15/18		20,925	21,945,094
6.88%, 2/01/22 (a)		29,519	31,290,140
DaVita HealthCare Partners, Inc., 5.13%, 7/15/24		34,158	34,371,487
Fresenius Medical Care US Finance, Inc.:
6.88%, 7/15/17		695	787,088
5.75%, 2/15/21 (a)		180	196,650
HCA Holdings, Inc., 7.75%, 5/15/21		20,061	21,991,871
HCA, Inc.:
3.75%, 3/15/19		19,595	19,766,456
6.50%, 2/15/20		56,559	63,628,875
5.88%, 3/15/22		28,095	30,447,956
4.75%, 5/01/23		6,622	6,613,723
5.88%, 5/01/23		7,444	7,788,285

BLACKROCK FUNDS II	JUNE 30, 2014	41

Consolidated Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Health Care Providers & Services (concluded)
5.00%, 3/15/24	USD	8,445	$8,561,710
IDH Finance PLC:
6.00%, 12/01/18	GBP	4,356	7,771,649
6.00%, 12/01/18 (a)		1,700	3,033,013
Kindred Healthcare, Inc., 6.38%, 4/15/22 (a)	USD	5,749	5,777,745
MPH Acquisition Holdings LLC, 6.63%, 4/01/22 (a)		7,520	7,877,200
Priory Group No. 3 PLC:
7.00%, 2/15/18	GBP	9,573	17,263,740
7.00%, 2/15/18 (a)		6,799	12,261,169
Symbion, Inc., 8.00%, 6/15/16	USD	6,870	7,179,150
Teleflex, Inc., 6.88%, 6/01/19		6,560	6,937,200
Tenet Healthcare Corp.:
6.25%, 11/01/18		7,389	8,201,790
5.00%, 3/01/19 (a)		28,399	28,789,486
4.75%, 6/01/20		14,290	14,611,525
6.00%, 10/01/20		21,178	22,978,130
4.50%, 4/01/21		8,757	8,811,731
4.38%, 10/01/21		24,402	24,249,487
8.13%, 4/01/22		48,715	56,387,613
Truven Health Analytics, Inc., 10.63%, 6/01/20		13,360	14,662,600
Voyage Care BondCo PLC, 6.50%, 8/01/18	GBP	10,179	18,117,059

			551,301,502
Health Care Technology — 0.1%
IMS Health, Inc., 6.00%, 11/01/20 (a)	USD	8,779	9,217,950
Hotels, Restaurants & Leisure — 3.2%
ARAMARK Services, Inc., 5.75%, 3/15/20		22,415	23,703,863
Caesars Entertainment Operating Co., Inc.:
10.00%, 12/15/15		8,540	8,732,150
9.00%, 2/15/20		90,857	75,979,166
9.00%, 2/15/20		57,622	47,970,315
Carlson Travel Holdings, Inc., 7.50% (7.50% Cash or 8.25% PIK), 8/15/19 (a)(i)		4,339	4,425,780
Carlson Wagonlit BV, 6.88%, 6/15/19 (a)		3,905	4,197,875
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., 5.38%, 6/01/24 (a)		6,930	7,016,625
Cirsa Funding Luxembourg SA, 8.75%, 5/15/18	EUR	21,940	31,169,040
Enterprise Inns PLC, 6.50%, 12/06/18	GBP	4,347	8,053,169
Gala Group Finance PLC, 8.88%, 9/01/18		16,745	30,500,058
Gamenet SpA, 7.25%, 8/01/18	EUR	8,401	11,791,079
Intralot Capital Luxembourg SA, 6.00%, 5/15/21		6,035	8,398,013
Intralot Finance Luxembourg SA, 9.75%, 8/15/18		16,110	25,230,470
MGM Resorts International:
8.63%, 2/01/19	USD	5,135	6,117,069
5.25%, 3/31/20		12,736	13,245,440
6.75%, 10/01/20		3,077	3,434,701
6.63%, 12/15/21		3,902	4,340,975
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp., 5.00%, 8/01/18 (a)		9,209	9,531,315
Pinnacle Entertainment, Inc., 6.38%, 8/01/21		12,167	12,836,185
Six Flags Entertainment Corp., 5.25%, 1/15/21 (a)		14,311	14,668,775
Snai SpA, 7.63%, 6/15/18	EUR	8,070	11,989,525
Station Casinos LLC, 7.50%, 3/01/21	USD	27,195	29,710,537
Sterling Entertainment Enterprises LLC, 9.75%, 11/25/19		29,820	30,416,400
Stonegate Pub Co. Financing PLC, 5.27%, 4/15/19 (b)	GBP	3,135	5,451,054
Travelport LLC/Travelport Holdings, Inc.:
6.35%, 3/01/16 (a)(b)	USD	2,670	2,690,165

Corporate Bonds		Par (000)	Value
Hotels, Restaurants & Leisure (concluded)
13.88% (11.34% Cash or 13.88% PIK), 3/01/16 (a)(i)	USD	32,292	$33,260,289
11.88%, 9/01/16 (a)		495	504,848
Waterford Gaming LLC/Waterford Gaming Financial Corp., 8.63%, 9/15/14 (a)		3,204	192,235
Wynn Macau Ltd., 5.25%, 10/15/21 (a)		13,061	13,420,177

			478,977,293
Household Durables — 2.4%
Allegion US Holding Co., Inc., 5.75%, 10/01/21 (a)		3,673	3,865,833
Beazer Homes USA, Inc.:
5.75%, 6/15/19 (a)		21,958	21,958,000
7.50%, 9/15/21		9,695	10,276,700
6.63%, 4/15/18		16,197	17,249,805
Brookfield Residential Properties, Inc., 6.50%, 12/15/20 (a)		14,073	14,882,197
Brookfield Residential Properties, Inc./Brookfield Residential US Corp., 6.13%, 7/01/22 (a)		10,392	10,807,680
D.R. Horton, Inc., 4.38%, 9/15/22		4,577	4,536,951
K. Hovnanian Enterprises, Inc.:
7.00%, 1/15/19 (a)		2,273	2,318,460
7.25%, 10/15/20 (a)		41,092	44,584,820
9.13%, 11/15/20 (a)		2,685	2,993,775
KB Home:
4.75%, 5/15/19		16,655	16,779,913
7.00%, 12/15/21		11,377	12,400,930
7.50%, 9/15/22		7,992	8,871,120
Lennar Corp.:
4.50%, 6/15/19		3,578	3,662,977
4.75%, 11/15/22		13,245	13,178,775
Magnolia BC SA, 9.00%, 8/01/20	EUR	9,207	13,363,577
Pulte Group, Inc., 6.38%, 5/15/33	USD	6,170	6,200,850
Shea Homes LP/Shea Homes Funding Corp., 8.63%, 5/15/19		36,781	40,091,290
Standard Pacific Corp., 8.38%, 1/15/21		41,549	49,235,565
Weekley Homes LLC/Weekley Finance Corp., 6.00%, 2/01/23		5,371	5,371,000
Weyerhaeuser Real Estate Co.:
4.38%, 6/15/19 (a)		15,185	15,222,963
5.88%, 6/15/24 (a)		10,295	10,590,981
William Lyon Homes, Inc., 8.50%, 11/15/20		10,155	11,360,906
Woodside Homes Co. LLC/Woodside Homes Finance, Inc., 6.75%, 12/15/21 (a)		16,980	17,319,600

			357,124,668
Household Products — 0.1%
Spectrum Brands, Inc.:
6.75%, 3/15/20		642	688,545
6.38%, 11/15/20		6,568	7,060,600
6.63%, 11/15/22		9,280	10,045,600

			17,794,745
Independent Power and Renewable Electricity Producers — 0.7%
Calpine Corp.:
7.50%, 2/15/21 (a)		5,126	5,561,710
6.00%, 1/15/22 (a)		5,544	5,973,660
5.88%, 1/15/24 (a)		17,489	18,450,895
Mirant Mid-Atlantic Pass-Through Trust:
Series B, 9.13%, 6/30/17		5,215	5,567,415
Series C, 10.06%, 12/30/28		14,171	15,960,215
NRG Energy, Inc.:
7.63%, 1/15/18		7,693	8,827,717

42	BLACKROCK FUNDS II	JUNE 30, 2014

Consolidated Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Independent Power and Renewable Electricity Producers (concluded)
7.88%, 5/15/21	USD	10,881	$12,064,309
6.25%, 5/01/24 (a)		27,014	28,229,630
NRG REMA LLC:
Series B, 9.24%, 7/02/17		806	850,764
Series C, 9.68%, 7/02/26		9,620	10,461,750

			111,948,065
Insurance — 0.4%
A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub LLC, 7.88%, 12/15/20 (a)		21,005	22,186,531
CNO Financial Group, Inc., 6.38%, 10/01/20 (a)		5,785	6,247,800
Hockey Merger Sub 2, Inc., 7.88%, 10/01/21 (a)		6,230	6,673,887
MGIC Investment Corp., 2.00%, 4/01/20 (j)		1,876	2,792,895
Pension Insurance Corp. PLC, 6.50%, 7/03/24	GBP	5,275	8,947,693
Radian Group, Inc.:
3.00%, 11/15/17 (j)	USD	2,216	3,204,890
2.25%, 3/01/19 (j)		5,448	8,165,190
5.50%, 6/01/19		5,964	6,090,735

			64,309,621
Internet & Catalog Retail — 0.1%
Selecta Group BV, 6.50%, 6/15/20	EUR	6,915	9,705,903
Internet Software & Services — 0.8%
Adria Bidco BV, 7.88%, 11/15/20		5,135	7,629,022
IAC/InterActiveCorp., 4.88%, 11/30/18	USD	12,878	13,425,315
Zayo Group LLC/Zayo Capital, Inc.:
8.13%, 1/01/20		38,666	42,145,940
10.13%, 7/01/20		53,303	61,698,223

			124,898,500
IT Services — 0.2%
APX Group, Inc.:
6.38%, 12/01/19		2,035	2,111,313
8.75%, 12/01/20		10,462	10,618,930
Cerved Group SpA:
6.38%, 1/15/20	EUR	4,154	6,152,652
8.00%, 1/15/21		2,009	3,081,035
WEX, Inc., 4.75%, 2/01/23 (a)	USD	15,141	14,648,917

			36,612,847
Life Sciences Tools & Services — 0.1%
Jaguar Holding Co. I, 9.38% (9.38% Cash or 10.13% PIK), 10/15/17 (a)(i)		4,411	4,565,385
Jaguar Holding Co. II/Jaguar Merger Sub, Inc., 9.50%, 12/01/19 (a)		14,574	15,922,095

			20,487,480
Machinery — 0.3%
Gates Global LLC/Gates Global Co., 5.75%, 7/15/22	EUR	8,300	11,308,366
Jurassic Holdings III, Inc., 6.88%, 2/15/21 (a)	USD	8,345	8,511,900
Novafives SAS, 4.50%, 6/30/20	EUR	3,965	5,429,166
SPX Corp., 6.88%, 9/01/17	USD	3,634	4,088,250
Titan International, Inc., 6.88%, 10/01/20		12,715	12,905,725

			42,243,407
Media — 5.8%
Altice Financing SA, 6.50%, 1/15/22 (a)		19,610	20,884,650
Altice SA:
7.25%, 5/15/22	EUR	16,750	24,311,927
7.75%, 5/15/22 (a)	USD	24,965	26,650,137
AMC Networks, Inc.:
7.75%, 7/15/21		8,319	9,306,881

Corporate Bonds		Par (000)	Value
Media (concluded)
4.75%, 12/15/22	USD	3,549	$3,549,000
Cablevision Systems Corp., 5.88%, 9/15/22		13,883	14,143,306
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp.:
5.25%, 2/15/22 (a)		11,219	11,527,523
5.63%, 2/15/24 (a)		10,122	10,450,965
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.25%, 9/30/22		19,275	19,564,125
5.13%, 2/15/23		21,395	21,582,206
Cengage Learning Acquisitions, Inc., 0.00%, 4/15/20 (k)		14,769	1
Cequel Communications Holdings I LLC/Cequel Capital Corp., 5.13%, 12/15/21 (a)		13,690	13,638,663
Clear Channel Communications, Inc.:
9.00%, 12/15/19		25,342	27,020,907
9.00%, 3/01/21		26,018	27,839,260
Clear Channel Worldwide Holdings, Inc.:
6.50%, 11/15/22		13,701	14,625,817
Series B, 7.63%, 3/15/20		12,860	13,872,725
Series B, 6.50%, 11/15/22		43,328	46,685,920
DISH DBS Corp.:
4.25%, 4/01/18		18,705	19,453,200
5.13%, 5/01/20		43,581	45,814,526
DreamWorks Animation SKG, Inc., 6.88%, 8/15/20 (a)		5,905	6,362,637
Gannett Co., Inc.:
5.13%, 10/15/19 (a)		6,686	6,920,010
5.13%, 7/15/20 (a)		4,096	4,203,520
6.38%, 10/15/23 (a)		10,252	10,944,010
Harron Communications LP/Harron Finance Corp., 9.13%, 4/01/20 (a)		6,880	7,671,200
Interactive Data Corp., 5.88%, 4/15/19 (a)		26,000	26,390,000
Lamar Media Corp., 5.38%, 1/15/24 (a)		10,917	11,299,095
Live Nation Entertainment, Inc., 7.00%, 9/01/20 (a)		9,706	10,628,070
The McClatchy Co., 9.00%, 12/15/22		13,896	15,858,810
MDC Partners, Inc., 6.75%, 4/01/20 (a)		10,055	10,608,025
Midcontinent Communications & Midcontinent Finance Corp., 6.25%, 8/01/21 (a)		12,955	13,408,425
MPL 2 Acquisition Canco, Inc., 9.88%, 8/15/18 (a)		11,901	12,823,327
Nexstar Broadcasting, Inc., 6.88%, 11/15/20		3,771	4,063,253
Nielsen Finance LLC/Nielsen Finance Co., 5.00%, 4/15/22 (a)		10,285	10,362,137
Numericable Group SA:
5.38%, 5/15/22	EUR	5,705	8,290,334
6.00%, 5/15/22 (a)	USD	60,240	62,649,600
5.63%, 5/15/24	EUR	11,500	16,829,556
6.25%, 5/15/24 (a)	USD	10,055	10,494,906
Odeon & UCI Finco PLC:
9.00%, 8/01/18	GBP	1,770	3,169,412
9.00%, 8/01/18 (a)		3,074	5,504,392
ProQuest LLC/ProQuest Notes Co., 9.00%, 10/15/18 (a)	USD	2,591	2,739,983
Radio One, Inc., 9.25%, 2/15/20 (a)		14,599	15,803,417
RCN Telecom Services LLC/RCN Capital Corp., 8.50%, 8/15/20 (a)		11,595	12,406,650
Regal Entertainment Group, 5.75%, 2/01/25		3,894	3,942,675
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH:
7.50%, 3/15/19	EUR	21,510	31,515,405
5.50%, 1/15/23 (a)	USD	14,175	14,671,125
5.75%, 1/15/23	EUR	9,400	14,029,851
5.63%, 4/15/23		1,147	1,711,595
Unitymedia KabelBW GmbH, 9.50%, 3/15/21		7,525	11,758,413

BLACKROCK FUNDS II	JUNE 30, 2014	43

Consolidated Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Media (concluded)
Univision Communications, Inc.:
6.88%, 5/15/19 (a)	USD	6,936	$7,404,180
8.50%, 5/15/21 (a)		35,122	38,941,517
5.13%, 5/15/23 (a)		12,417	13,146,499
Virgin Media Finance PLC:
7.00%, 4/15/23	GBP	4,500	8,432,879
6.38%, 4/15/23 (a)	USD	4,143	4,495,155
Virgin Media Secured Finance PLC:
5.38%, 4/15/21 (a)		2,170	2,278,500
6.00%, 4/15/21	GBP	38,634	69,754,363
Vougeot Bidco PLC, 7.88%, 7/15/20		3,036	5,650,830

			888,085,495
Metals & Mining — 2.9%
Aperam SA:
7.38%, 4/01/16 (a)	USD	7,232	7,448,960
7.75%, 4/01/18 (a)		4,797	5,102,809
ArcelorMittal, 6.13%, 6/01/18		17,712	19,438,920
Constellium NV:
4.63%, 5/15/21	EUR	8,060	11,464,227
5.75%, 5/15/24 (a)	USD	22,527	23,653,350
Eco-Bat Finance PLC, 7.75%, 2/15/17	EUR	9,305	13,155,433
First Quantum Minerals Ltd.:
6.75%, 2/15/20 (a)	USD	20,631	21,249,930
7.25%, 5/15/22 (a)		5,544	5,779,620
FMG Resources August 2006 Property Ltd., 6.00%, 4/01/17 (a)(m)		7,529	7,773,693
Global Brass & Copper, Inc., 9.50%, 6/01/19		12,945	14,757,300
Imperial Metals Corp., 7.00%, 3/15/19 (a)		3,875	3,976,719
Kaiser Aluminum Corp., 8.25%, 6/01/20		6,075	6,834,375
New Gold, Inc., 6.25%, 11/15/22 (a)		10,155	10,561,200
Novelis, Inc., 8.75%, 12/15/20		72,774	80,779,140
Officine Maccaferri SpA, 5.75%, 6/01/21	EUR	6,744	9,465,425
Ovako AB, 6.50%, 6/01/19		8,030	11,380,323
Peninsula Energy Ltd., 0.00%, 12/14/14 (c)(d)(g)(k)	USD	19,200	19,200,000
Ryerson, Inc./Joseph T. Ryerson & Son, Inc., 9.00%, 10/15/17		21,574	23,084,180
S&B Minerals Finance SCA, 9.25%, 8/15/20	EUR	6,230	9,592,818
Steel Dynamics, Inc.:
6.38%, 8/15/22	USD	12,995	14,132,063
5.25%, 4/15/23		8,202	8,489,070
Taseko Mines Ltd., 7.75%, 4/15/19		4,845	4,869,225
ThyssenKrupp AG, 3.13%, 10/25/19	EUR	16,295	23,261,040
Vedanta Resources PLC, 8.25%, 6/07/21 (a)	USD	2,940	3,292,800
Wise Metals Group LLC/Wise Alloys Finance Corp., 8.75%, 12/15/18 (a)		81,818	88,772,530

			447,515,150
Multiline Retail — 0.3%
Debenhams PLC, 5.25%, 7/15/21	GBP	10,215	17,154,074
Enterprise Funding Ltd., 3.50%, 9/10/20 (j)		3,300	5,785,956
Hema Bondco I BV, 6.25%, 6/15/19	EUR	13,565	18,760,304

			41,700,334
Oil, Gas & Consumable Fuels — 13.4%
Access Midstream Partners LP/ACMP Finance Corp.:
5.88%, 4/15/21	USD	18,533	19,830,310
6.13%, 7/15/22		22,810	25,205,050
4.88%, 5/15/23		34,112	35,945,520
4.88%, 3/15/24		15,346	16,209,213
Alpha Natural Resources, Inc., 3.75%, 12/15/17 (j)		27,492	23,746,215
Antero Resources Finance Corp.:
6.00%, 12/01/20		4,350	4,665,375

Corporate Bonds	Par (000)		Value
Oil, Gas & Consumable Fuels (concluded)
5.38%, 11/01/21	USD	14,987	$15,549,013
Arch Coal, Inc.:
7.00%, 6/15/19		13,064	9,895,980
7.25%, 10/01/20		5,494	4,093,030
7.25%, 6/15/21		4,045	2,952,850
Athlon Holdings LP/Athlon Finance Corp.:
7.38%, 4/15/21 (a)		9,705	10,578,450
6.00%, 5/01/22 (a)		17,134	17,733,690
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp., 5.88%, 8/01/23		2,553	2,597,678
Baytex Energy Corp.:
5.13%, 6/01/21 (a)		6,108	6,146,175
5.63%, 6/01/24 (a)		5,046	5,064,923
Berry Petroleum Co. LLC:
6.75%, 11/01/20		7,947	8,364,217
6.38%, 9/15/22		19,661	20,938,965
Blackstone CQP HoldCo LP, 9.30%, 3/31/19		129,207	131,791,140
Bonanza Creek Energy, Inc., 6.75%, 4/15/21		15,145	16,205,150
BreitBurn Energy Partners LP/BreitBurn Finance Corp., 7.88%, 4/15/22		4,570	4,947,025
Calfrac Holdings LP, 7.50%, 12/01/20 (a)		6,667	7,167,025
Carrizo Oil & Gas, Inc., 7.50%, 9/15/20		10,442	11,460,095
Chaparral Energy, Inc., 7.63%, 11/15/22		7,205	7,781,400
Chesapeake Energy Corp.:
6.63%, 8/15/20		21,639	24,884,850
6.88%, 11/15/20		12,091	14,025,560
6.13%, 2/15/21		13,368	14,972,160
5.75%, 3/15/23		56,594	62,887,253
Cimarex Energy Co., 4.38%, 6/01/24		10,615	10,814,031
Concho Resources Inc.:
7.00%, 1/15/21		786	862,635
5.50%, 10/01/22		12,190	13,119,487
5.50%, 4/01/23		27,625	29,696,875
CONSOL Energy, Inc.:
8.25%, 4/01/20		11,313	12,246,323
5.88%, 4/15/22 (a)		63,330	66,338,175
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 6.13%, 3/01/22 (a)		9,068	9,544,070
CrownRock LP/CrownRock Finance, Inc., 7.13%, 4/15/21 (a)		26,187	27,627,285
Denbury Resources, Inc.:
5.50%, 5/01/22		4,652	4,756,670
4.63%, 7/15/23		28,099	27,261,931
Diamondback Energy, Inc., 7.63%, 10/01/21 (a)		22,266	24,492,600
Drill Rigs Holdings, Inc., 6.50%, 10/01/17 (a)		13,226	13,523,585
El Paso LLC:
7.80%, 8/01/31		14,238	15,448,230
7.75%, 1/15/32		6,917	7,574,115
Energy Transfer Equity LP:
5.88%, 1/15/24 (a)		38,055	39,767,475
5.88%, 1/15/24		18,933	19,784,985
Energy XXI Gulf Coast, Inc.:
9.25%, 12/15/17		14,890	15,857,850
7.75%, 6/15/19		8,438	9,028,660
6.88%, 3/15/24 (a)		7,482	7,631,640
EnQuest PLC, 7.00%, 4/15/22 (a)		10,400	10,738,000
EP Energy LLC/Everest Acquisition Finance, Inc., 6.88%, 5/01/19		27,560	29,316,950
EXCO Resources, Inc.:
7.50%, 9/15/18		14,806	15,176,150
8.50%, 4/15/22		7,875	8,505,000
Expro Finance Luxembourg SCA, 8.50%, 12/15/16 (a)		2,285	2,387,825

44	BLACKROCK FUNDS II	JUNE 30, 2014

Consolidated Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Oil, Gas & Consumable Fuels (concluded)
Genesis Energy LP/Genesis Energy Finance Corp., 5.75%, 2/15/21	USD	1,790	$1,861,600
Halcon Resources Corp.:
9.75%, 7/15/20		13,264	14,474,340
8.88%, 5/15/21		34,956	37,577,700
9.25%, 2/15/22		7,647	8,354,347
Hiland Partners LP/Hiland Partners Finance Corp., 7.25%, 10/01/20 (a)		3,272	3,566,480
Hilcorp Energy I LP/Hilcorp Finance Co.:
8.00%, 2/15/20 (a)		3,875	4,126,875
7.63%, 4/15/21 (a)		8,778	9,589,965
5.00%, 12/01/24 (a)		16,561	16,561,000
Ithaca Energy, Inc., 8.13%, 7/01/19 (a)		11,430	11,430,000
Jones Energy Holdings LLC/Jones Energy Finance Corp., 6.75%, 4/01/22 (a)		7,255	7,654,025
Kinder Morgan, Inc., 5.63%, 11/15/23 (a)		14,491	14,889,503
Kodiak Oil & Gas Corp.:
8.13%, 12/01/19		17,051	18,883,983
5.50%, 2/01/22		7,475	7,755,313
Laredo Petroleum, Inc., 7.38%, 5/01/22		15,722	17,569,335
Legacy Reserves LP/Legacy Reserves Finance Corp.:
6.63%, 12/01/21 (a)		9,205	9,343,075
6.63%, 12/01/21		5,649	5,733,735
Lightstream Resources Ltd., 8.63%, 2/01/20 (a)		7,002	7,352,100
Linn Energy LLC/Linn Energy Finance Corp.:
6.25%, 11/01/19 (a)		26,362	27,614,195
8.63%, 4/15/20		26,621	28,750,680
7.75%, 2/01/21		11,314	12,204,977
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.:
6.25%, 6/15/22		5,439	5,942,107
4.50%, 7/15/23		17,842	18,198,840
MEG Energy Corp.:
6.50%, 3/15/21 (a)		31,491	33,380,460
7.00%, 3/31/24 (a)		38,292	42,216,930
Memorial Production Partners LP/Memorial Production Finance Corp., 7.63%, 5/01/21		7,155	7,485,919
Memorial Resource Development Corp., 5.88%, 7/01/22 (a)		23,065	23,237,987
Newfield Exploration Co., 6.88%, 2/01/20		6,350	6,731,000
NGPL PipeCo LLC, 7.12%, 12/15/17 (a)		10,428	10,584,420
Northern Oil and Gas, Inc., 8.00%, 6/01/20		7,207	7,693,473
Oasis Petroleum, Inc.:
7.25%, 2/01/19		5,760	6,105,600
6.50%, 11/01/21		6,115	6,573,625
6.88%, 1/15/23		13,425	14,633,250
Offshore Group Investment Ltd., 7.50%, 11/01/19		18,820	19,902,150
Parsley Energy LLC/Parsley Finance Corp., 7.50%, 2/15/22 (a)		21,982	23,465,785
PBF Holding Co. LLC/PBF Finance Corp., 8.25%, 2/15/20		6,390	6,965,100
PDC Energy, Inc., 7.75%, 10/15/22		5,605	6,249,575
Peabody Energy Corp.:
6.00%, 11/15/18		20,950	21,840,375
6.50%, 9/15/20		14,555	14,664,163
6.25%, 11/15/21 (m)		10,659	10,619,029
7.88%, 11/01/26		14,150	14,822,125
Penn Virginia Corp., 8.50%, 5/01/20		16,543	18,486,803
Precision Drilling Corp.:
6.63%, 11/15/20		2,008	2,148,560
5.25%, 11/15/24 (a)		26,527	26,659,635
QEP Resources, Inc.:
5.38%, 10/01/22		6,439	6,632,170

Corporate Bonds	Par (000)		Value
Oil, Gas & Consumable Fuels (concluded)
5.25%, 5/01/23	USD	6,780	$6,932,550
Range Resources Corp.:
6.75%, 8/01/20		3,331	3,580,825
5.75%, 6/01/21		3,089	3,336,120
5.00%, 8/15/22		2,403	2,547,180
5.00%, 3/15/23		6,897	7,345,305
Regency Energy Partners LP/Regency Energy Finance Corp.:
5.75%, 9/01/20		1,291	1,391,053
4.50%, 11/01/23		30,923	30,613,770
RKI Exploration & Production LLC/RKI Finance Corp., 8.50%, 8/01/21 (a)		3,246	3,521,910
Rose Rock Midstream LP/Rose Rock Finance Corp., 5.63%, 7/15/22 (a)		11,677	11,822,963
Rosetta Resources, Inc.:
5.63%, 5/01/21		1,658	1,705,668
5.88%, 6/01/22		7,815	8,166,675
5.88%, 6/01/24		8,590	8,933,600
Sabine Pass Liquefaction LLC:
5.63%, 2/01/21		6,475	6,847,313
5.63%, 4/15/23 (a)		13,718	14,301,015
5.63%, 4/15/23		11,738	12,236,865
5.75%, 5/15/24 (a)		19,505	20,333,963
Sabine Pass LNG LP, 7.50%, 11/30/16		79,006	87,301,630
Sanchez Energy Corp., 6.13%, 1/15/23 (a)		19,540	20,175,050
SandRidge Energy, Inc.:
8.75%, 1/15/20		7,288	7,834,600
7.50%, 3/15/21		3,050	3,305,437
8.13%, 10/15/22		2,425	2,670,531
7.50%, 2/15/23		11,653	12,643,505
Seven Generations Energy Ltd., 8.25%, 5/15/20 (a)		42,981	47,279,100
Seventy Seven Energy, Inc., 6.50%, 7/15/22 (a)		7,552	7,740,800
SM Energy Co.:
6.63%, 2/15/19		7,720	8,183,200
6.50%, 1/01/23		5,225	5,656,063
5.00%, 1/15/24		15,535	15,457,325
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 7.50%, 7/01/21		10,164	11,078,760
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 6.38%, 8/01/22		7,719	8,394,413
Tesoro Logistics LP/Tesoro Logistics Finance Corp., 5.88%, 10/01/20		4,483	4,729,565
Trafigura Beheer BV, 6.38%, 4/08/15	EUR	2,175	3,073,621
Ultra Petroleum Corp., 5.75%, 12/15/18 (a)	USD	6,925	7,271,250
Vanguard Natural Resources LLC/VNR Finance Corp., 7.88%, 4/01/20		5,750	6,224,375
Whiting Petroleum Corp.:
6.50%, 10/01/18		4,425	4,613,063
5.00%, 3/15/19		39,124	41,178,010
5.75%, 3/15/21		13,013	14,249,235
The Williams Cos., Inc., 4.55%, 6/24/24		6,215	6,276,535

			2,036,624,011
Paper & Forest Products — 0.5%
Ainsworth Lumber Co. Ltd., 7.50%, 12/15/17 (a)		23,479	24,740,996
Clearwater Paper Corp.:
7.13%, 11/01/18		4,335	4,551,750
4.50%, 2/01/23		8,166	7,921,020
Mercer International, Inc., 9.50%, 12/01/17		10,096	10,777,480
Metsa Board OYJ, 4.00%, 3/13/19	EUR	7,672	10,948,174
NewPage Corp., 11.38%, 12/31/14 (c)(d)	USD	28,195	3
Sappi Papier Holding GmbH:
8.38%, 6/15/19 (a)		4,855	5,352,637

BLACKROCK FUNDS II	JUNE 30, 2014	45

Consolidated Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Paper & Forest Products (concluded)
6.63%, 4/15/21 (a)	USD	935	$986,425
Unifrax I LLC/Unifrax Holding Co., 7.50%, 2/15/19 (a)		8,850	9,248,250

			74,526,735
Pharmaceuticals — 1.7%
Capsugel Finance Co. SCA:
9.88%, 8/01/19	EUR	1,435	2,117,426
9.88%, 8/01/19 (a)		4,600	6,787,567
Capsugel SA, 7.00% (7.00% Cash or 7.75% PIK), 5/15/19 (a)(i)	USD	5,660	5,829,800
Catalent Pharma Solutions, Inc., 7.88%, 10/15/18		7,518	7,649,565
ConvaTec Healthcare E SA, 7.38%, 12/15/17 (a)	EUR	4,903	7,089,108
Crimson Merger Sub, Inc., 6.63%, 5/15/22 (a)	USD	6,725	6,674,563
Endo Finance LLC & Endo Finco, Inc.:
7.25%, 1/15/22 (a)		4,096	4,423,680
5.38%, 1/15/23 (a)		7,130	7,121,087
Forest Laboratories, Inc.:
4.38%, 2/01/19 (a)		19,545	21,085,341
4.88%, 2/15/21 (a)		14,425	15,752,389
5.00%, 12/15/21 (a)		12,785	14,010,570
Omnicare, Inc., 3.75%, 4/01/42 (j)		10,164	16,815,067
Par Pharmaceutical Cos., Inc., 7.38%, 10/15/20		19,168	20,605,600
Pinnacle Merger Sub, Inc., 9.50%, 10/01/23 (a)		4,622	5,136,197
Salix Pharmaceuticals Ltd., 6.00%, 1/15/21 (a)		5,749	6,165,803
Valeant Pharmaceuticals International, Inc.:
6.75%, 8/15/18 (a)		53,618	57,773,395
6.38%, 10/15/20 (a)		6,621	7,034,813
7.50%, 7/15/21 (a)		17,737	19,643,727
6.75%, 8/15/21 (a)		2,389	2,544,285
5.63%, 12/01/21 (a)		15,759	16,212,071
7.25%, 7/15/22 (a)		4,405	4,757,400

			255,229,454
Professional Services — 0.4%
Ceridian LLC/Comdata, Inc., 8.13%, 11/15/17 (a)		44,565	45,010,650
TMF Group Holding BV, 9.88%, 12/01/19	EUR	5,225	7,943,030

			52,953,680
Real Estate Investment Trusts (REITs) — 0.5%
Felcor Lodging LP:
6.75%, 6/01/19	USD	10,992	11,692,740
5.63%, 3/01/23		5,741	5,913,230
The Geo Group, Inc., 5.88%, 1/15/22		12,215	12,825,750
GLP Capital LP/GLP Financing II, Inc., 4.38%, 11/01/18 (a)		9,446	9,752,995
Host Hotels & Resorts LP, 2.50%, 10/15/29 (a)(j)		4,310	7,297,369
iStar Financial, Inc.:
1.50%, 11/15/16 (a)(j)		8,980	9,653,500
4.00%, 11/01/17		5,910	5,932,163
5.00%, 7/01/19		4,150	4,150,000
Rayonier AM Products, Inc., 5.50%, 6/01/24 (a)		2,645	2,691,288

			69,909,035
Real Estate Management & Development — 1.7%
Annington Finance No. 5 PLC, 13.00% (13.00% Cash or 13.50% PIK), 1/15/23 (i)	GBP	3,833	8,527,283
Ashton Woods USA LLC/Ashton Woods Finance Co., 6.88%, 2/15/21 (a)	USD	7,914	7,914,000

Corporate Bonds	Par (000)		Value
Real Estate Management & Development (concluded)
Crescent Resources LLC/Crescent Ventures, Inc., 10.25%, 8/15/17 (a)	USD	36,440	$40,812,800
The Howard Hughes Corp., 6.88%, 10/01/21 (a)		4,997	5,346,790
IVG Finance BV, 1.75%, 3/29/17 (j)	EUR	19,400	21,517,185
Realogy Group LLC:
7.63%, 1/15/20 (a)	USD	52,963	58,391,707
9.00%, 1/15/20 (a)		5,358	6,094,725
Realogy Group LLC/Realogy Co-Issuer Corp., 4.50%, 4/15/19 (a)		38,974	38,876,565
RPG Byty Sro, 6.75%, 5/01/20	EUR	9,142	13,081,460
Taylor Morrison Communities, Inc./Monarch Communities, Inc.:
7.75%, 4/15/20 (a)	USD	5,000	5,462,500
5.25%, 4/15/21 (a)		9,519	9,661,785
Tropicana Entertainment LLC/Tropicana Finance Corp., 9.63%, 12/15/14 (c)(d)		1,115	—
The Unique Pub Finance Co. PLC:
Series A3, 6.54%, 3/30/21	GBP	14,536	26,245,002
Series A4, 5.66%, 6/30/27		4,940	8,560,570

			250,492,372
Road & Rail — 0.4%
Florida East Coast Holdings Corp.:
6.75%, 5/01/19 (a)	USD	30,953	32,694,106
9.75%, 5/01/20 (a)		4,725	4,990,781
JCH Parent, Inc., 10.50% (10.50% Cash or 11.25% PIK), 3/15/19 (a)(i)		9,000	9,022,500
Watco Cos. LLC/Watco Finance Corp., 6.38%, 4/01/23 (a)		7,699	7,852,980

			54,560,367
Semiconductors & Semiconductor Equipment — 0.4%
Freescale Semiconductor, Inc., 8.05%, 2/01/20		27,083	29,249,640
NXP BV/NXP Funding LLC:
3.75%, 6/01/18 (a)		15,870	15,909,675
5.75%, 2/15/21 (a)		9,240	9,713,550

			54,872,865
Software — 2.7%
BMC Software Finance, Inc., 8.13%, 7/15/21 (a)		20,775	21,372,281
Epicor Software Corp., 8.63%, 5/01/19		11,222	12,077,677
First Data Corp.:
7.38%, 6/15/19 (a)		67,307	72,270,891
8.88%, 8/15/20 (a)		1,625	1,797,656
6.75%, 11/01/20 (a)		18,186	19,686,345
8.25%, 1/15/21 (a)		27,979	30,637,005
11.25%, 1/15/21		800	934,000
10.63%, 6/15/21		21,475	25,018,375
11.75%, 8/15/21		48,327	57,327,904
8.75% (8.75% Cash or 8.85% PIK), 1/15/22 (a)(i)		5,639	6,224,046
Infor Software Parent LLC/Infor Software Parent, Inc., 7.13% (7.13% Cash or 7.88% PIK), 5/01/21 (a)(i)		32,199	32,923,477
Infor US, Inc.:
11.50%, 7/15/18		10,300	11,703,375
9.38%, 4/01/19		58,691	65,367,101
10.00%, 4/01/19	EUR	2,080	3,218,403
Nuance Communications, Inc., 5.38%, 8/15/20 (a)	USD	30,832	31,911,120

46	BLACKROCK FUNDS II	JUNE 30, 2014

Consolidated Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Software (concluded)
Sophia LP/Sophia Finance, Inc., 9.75%, 1/15/19 (a)	USD	15,187	$16,705,700

			409,175,356
Specialty Retail — 1.3%
3AB Optique Developpement SAS, 5.63%, 4/15/19	EUR	7,520	10,194,167
Asbury Automotive Group, Inc., 8.38%, 11/15/20	USD	10,296	11,428,560
Autodis SA, 6.50%, 2/01/19	EUR	2,520	3,642,147
Brighthouse Group PLC:
7.88%, 5/15/18	GBP	2,565	4,642,127
7.88%, 5/15/18 (a)		400	723,918
CST Brands, Inc., 5.00%, 5/01/23	USD	8,766	8,766,000
DFS Furniture Holdings PLC, 7.63%, 8/15/18	GBP	1,904	3,470,616
DriveTime Automotive Group, Inc./DT Acceptance Corp., 8.00%, 6/01/21 (a)	USD	12,976	13,235,520
Dufry Finance SCA, 5.50%, 10/15/20 (a)		2,777	2,883,384
Guitar Center, Inc., 9.63%, 4/15/20 (a)(m)		8,800	8,382,000
House of Fraser Funding PLC:
8.88%, 8/15/18	GBP	1,922	3,519,873
8.88%, 8/15/18 (a)		5,639	10,327,036
Limited Brands, Inc., 5.63%, 2/15/22	USD	5,570	6,029,525
Michaels Stores, Inc., 7.75%, 11/01/18		6,036	6,383,070
Neiman Marcus Group Ltd. LLC, 8.00%, 10/15/21 (a)		41,969	45,221,597
Party City Holdings, Inc., 8.88%, 8/01/20		14,412	15,961,290
PC Nextco Holdings LLC/PC Nextco Finance, Inc., 8.75% (8.75% Cash or 9.50% PIK), 8/15/19 (a)(i)		6,365	6,500,256
Penske Automotive Group, Inc., 5.75%, 10/01/22		17,396	18,309,290
Punch Taverns Finance B Ltd., 5.94%, 12/30/24	GBP	321	554,850
QVC, Inc., 5.13%, 7/02/22	USD	2,357	2,509,399
Sally Holdings LLC/Sally Capital, Inc.:
5.75%, 6/01/22		5,964	6,351,660
5.50%, 11/01/23		11,247	11,584,410
Sonic Automotive, Inc., 5.00%, 5/15/23		2,939	2,887,567

			203,508,262
Textiles, Apparel & Luxury Goods — 0.3%
Levi Strauss & Co.:
7.75%, 5/15/18	EUR	1,095	1,563,968
6.88%, 5/01/22	USD	6,994	7,710,885
New Look Bondco I PLC, 8.75%, 5/14/18	GBP	3,821	6,980,623
Polymer Group, Inc., 6.88%, 6/01/19 (a)	USD	2,835	2,881,069
PVH Corp., 7.75%, 11/15/23		450	556,232
Quiksilver, Inc./QS Wholesale, Inc., 7.88%, 8/01/18 (a)		2,912	2,955,680
Springs Industries, Inc., 6.25%, 6/01/21		14,463	14,752,260
The William Carter Co., 5.25%, 8/15/21 (a)		7,722	8,050,185

			45,450,902
Thrifts & Mortgage Finance — 0.2%
Jefferies Finance LLC/JFIN Co-Issuer Corp., 6.88%, 4/15/22 (a)		25,698	25,954,980
Rialto Holdings LLC/Rialto Corp., 7.00%, 12/01/18 (a)		8,990	9,439,500

			35,394,480
Trading Companies & Distributors — 1.4%
Aircastle Ltd., 6.25%, 12/01/19		11,147	12,205,965
American Builders & Contractors Supply Co., Inc., 5.63%, 4/15/21 (a)		15,295	15,830,325
Ashtead Capital, Inc., 6.50%, 7/15/22 (a)		21,526	23,517,155
BlueLine Rental Finance Corp., 7.00%, 2/01/19 (a)		7,700	8,219,750

Corporate Bonds	Par (000)		Value
Trading Companies & Distributors (concluded)
BMBG Bond Finance SCA, 5.33%, 10/15/20 (b)	EUR	8,500	$11,836,916
H&E Equipment Services, Inc., 7.00%, 9/01/22	USD	13,987	15,455,635
Rexel SA, 5.25%, 6/15/20 (a)		1,056	1,098,240
United Rentals North America, Inc.:
7.38%, 5/15/20		6,115	6,757,075
8.25%, 2/01/21		10,542	11,727,975
7.63%, 4/15/22		45,106	50,631,485
6.13%, 6/15/23		11,520	12,355,200
5.75%, 11/15/24		43,029	44,696,374

			214,332,095
Wireless Telecommunication Services — 4.5%
Clearwire Communications LLC/Clearwire Finance, Inc., 8.25%, 12/01/40 (a)(j)		21,856	25,462,240
Crown Castle International Corp., 5.25%, 1/15/23		25,110	26,177,175
Digicel Group Ltd.:
8.25%, 9/30/20 (a)		33,859	36,906,310
7.13%, 4/01/22 (a)		19,935	20,782,237
Digicel Ltd., 6.00%, 4/15/21 (a)		63,825	65,899,313
DigitalGlobe, Inc., 5.25%, 2/01/21		13,321	13,187,790
Inmarsat Finance PLC, 4.88%, 5/15/22 (a)		18,150	18,331,500
Phones4u Finance PLC:
9.50%, 4/01/18	GBP	16,705	29,446,450
9.50%, 4/01/18 (a)		6,510	11,475,390
Play Finance 2 SA, 5.25%, 2/01/19	EUR	8,590	12,338,642
SBA Communications Corp., 4.88%, 7/15/22 (a)	USD	24,535	24,228,313
Sprint Capital Corp., 8.75%, 3/15/32		11,945	13,796,475
Sprint Communications, Inc.:
9.00%, 11/15/18 (a)		66,011	80,038,337
7.00%, 3/01/20 (a)		42,404	48,764,600
11.50%, 11/15/21		40,000	54,000,000
Sprint Corp.:
7.88%, 9/15/23 (a)		65,509	72,878,763
7.13%, 6/15/24 (a)		20,125	21,332,500
T-Mobile USA, Inc.:
6.63%, 4/28/21		42,235	45,719,387
6.13%, 1/15/22		3,467	3,679,354
6.73%, 4/28/22		32,970	35,566,387
6.50%, 1/15/24		20,663	22,083,581

			682,094,744
Total Corporate Bonds — 75.4%			11,454,340,525

Floating Rate Loan Interests (b)	Par (000)		Value
Advertising — 0.1%
Affinion Group, Inc.:
Initial Second Lien Term Loan, 8.50%, 10/31/18		19,500	19,524,375
Tranche B Term Loan, 6.75%, 4/30/18		1,565	1,570,980

			21,095,355
Aerospace & Defense — 0.4%
Sequa Corp., Initial Term Loan, 5.25%, 6/19/17		58,612	58,025,865
Air Freight & Logistics — 0.2%
Ceva Group PLC (FKA Louis No.1 PLC/TNT Logistics), Pre-Funded L/C Loan, 6.50%, 3/19/21		9,392	9,203,851
Ceva Intercompany BV, Dutch BV Term Loan, 6.50%, 3/19/21		9,879	9,681,615

BLACKROCK FUNDS II	JUNE 30, 2014	47

Consolidated Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (b)	Par (000)		Value
Air Freight & Logistics (concluded)
Ceva Logistics Canada ULC (FKA TNT Canada ULC), Canadian Term Loan, 6.50%, 3/19/21	USD	1,703	$1,669,244
Ceva Logistics U.S. Holdings, Inc. (FKA Louis U.S. Holdco, Inc.), U.S. Term Loan, 6.50%, 3/19/21		13,626	13,353,952

			33,908,662
Airlines — 0.3%
American Airlines, Term Loan, 0.00%, 12/31/49		21,080	12,669,080
Northwest Airlines, Inc.:
Term Loan B757-200 (N551), 1.56%, 9/10/18		6,269	5,939,901
Term Loan B757-200 (N554), 1.56%, 9/10/18		6,324	5,991,990
Term Loan B757-300 (N550), 1.56%, 3/10/17		6,227	5,915,714
Term Loan B757-300 (N583), 2.18%, 3/10/17		6,834	6,611,895
Term Loan B757-300 (N584), 2.18%, 3/10/17		6,845	6,622,971

			43,751,551
Auto Components — 0.0%
The Goodyear Tire & Rubber Co., Loan (Second Lien), 4.75%, 4/30/19		2,805	2,819,025
Biotechnology — 0.2%
Grifols Worldwide Operations Ltd., US Tranche B Term Loan, 3.15%, 2/27/21		36,618	36,555,974
Building Products — 0.1%
The Hillman Cos., Inc., Term Loan B, 3.50%, 6/09/21		2,800	2,810,500
Wilsonart LLC, Initial Term Loan, 4.00%, 10/31/19		13,726	13,628,804

			16,439,304
Capital Markets — 0.1%
Gardner Denver, Inc., Initial Dollar Term Loan, 4.25%, 7/30/20		13,052	13,041,352
Chemicals — 0.3%
Ascend Performance Materials Operations LLC, Term B Loan, 6.75%, 4/10/18		27,629	27,370,153
Axalta Coating Systems Dutch Holding B BV (Axalta Coating Systems US Holdings, Inc.), Refinanced Euro Term Loan, 4.25%, 2/01/20	EUR	931	1,282,630
Oxea Finance & Cy SCA (Oxea Finance LLC), Term Loan (Second Lien), 8.25%, 7/15/20	USD	12,840	12,946,957

			41,599,740
Commercial Services & Supplies — 0.1%
GCA Services Group, Inc., Initial Loan (Second Lien), 9.25%, 11/01/20		1,620	1,636,200
Spin Holdco, Inc., Initial Term Loan (First Lien), 4.25%, 11/14/19		16,215	16,217,949

			17,854,149
Communications Equipment — 0.4%
Alcatel-Lucent USA, Inc., U.S. Term Loan, 4.50%, 1/30/19		59,450	59,459,807
Construction & Engineering — 0.1%
Brand Energy & Infrastructure Services, Inc. (FKA FR Brand Acquisition Corp.), Initial Term Loan, 4.75%, 11/26/20		10,235	10,274,021
Containers & Packaging — 0.1%
Ardagh Holdings USA, Inc. (Ardagh Packaging Finance SA), New Term Loan, 4.00%, 12/17/19		7,605	7,611,312

Floating Rate Loan Interests (b)	Par (000)		Value
Containers & Packaging (concluded)
Tekni-Plex, Inc., Term Loan, 4.75%, 8/10/19	USD	3,225	$3,208,639

			10,819,951
Diversified Consumer Services — 0.1%
The ServiceMaster Co., Tranche C Term Loan, 4.25%, 1/31/17		14,977	14,961,254
Diversified Telecommunication Services — 0.0%
Hawaiian Telcom Communications, Inc., Term Loan, 5.00%, 6/06/19		2,329	2,340,280
Electric Utilities — 1.4%
Energy Future Intermediate Holding Co. LLC (EFIH Finance, Inc.):
Term Loan (Second Lien), 4.25%, 5/29/16		53,541	53,541,000
Term Loan, 4.25%, 6/19/16		17,980	18,089,139
Sandy Creek Energy Associates LP, Term Loan, 5.00%, 11/09/20		9,193	9,259,186
Texas Competitive Electric Holdings Co. LLC (TXU):
2014 Term Loan (Non-Extending), 4.50%, 10/10/14		4,455	3,667,369
2016 Revolving Loan (Extending 2011), 4.50%, 10/10/16		15,040	12,285,875
2017 Term Loan (Extending), 4.65%, 10/10/17		93,461	76,365,263
DIP Delayed Draw Term Loan (2014), 3.75%, 5/05/16		36,387	36,568,816

			209,776,648
Food & Staples Retailing — 0.3%
Alliance Boots Ltd. (FKA AB Acquisitions UK Topco 2 Ltd.):
Facility B1, 3.48%, 7/09/15	GBP	18,162	31,028,491
Facility B4, 3.98%, 7/10/17		4,250	7,271,521
BJ’s Wholesale Club, Inc., 2013 (November) Replacement Loan (Second Lien), 8.50%, 3/26/20	USD	8,395	8,589,176
Rite Aid Corp., Tranche 1 Term Loan (Second Lien), 5.75%, 8/21/20		3,730	3,808,106

			50,697,294
Health Care Equipment & Supplies — 0.1%
Mallinckrodt International Finance SA, Initial Term B Loan, 3.50%, 3/19/21		14,608	14,608,387
Health Care Providers & Services — 0.3%
CHS/Community Health Systems, Inc., 2021 Term D Loan, 4.25%, 1/27/21		28,558	28,710,997
Genesis Healthcare LLC, Loan, 10.00%, 12/04/17		6,738	6,856,008
LHP Operations Co. LLC, Term Loan, 9.00%, 7/03/18		4,442	4,231,286
Truven Health Analytics, Inc. (FKA Thomson Reuters (Healthcare), Inc.), New Tranche B Term Loan, 4.50%, 6/06/19		10,051	9,937,789

			49,736,080
Hotels, Restaurants & Leisure — 2.3%
Caesars Entertainment Operating Co., Inc. (FKA Harrah’s Operating Co., Inc.):
Term B-6 Loan, 5.25%, 1/28/18		31,258	29,151,869
Term B-7 Loan, 8.75%, 1/28/18		99,754	98,337,493
Caesars Entertainment Resort Properties LLC, Term B Loan, 7.00%, 10/11/20		125,646	126,327,209
Hilton Worldwide Finance LLC, Initial Term Loan, 3.50%, 10/26/20		28,642	28,582,350
La Quinta Intermediate Holdings LLC, Initial Term Loan, 4.00%, 4/14/21		29,698	29,717,089

48	BLACKROCK FUNDS II	JUNE 30, 2014

Consolidated Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (b)	Par (000)		Value
Hotels, Restaurants & Leisure (concluded)
Las Vegas Sands LLC, Term Loan B, 3.25%, 12/19/20	USD	9,316	$9,311,060
Station Casinos LLC, B Term Loan, 4.25%, 3/02/20		22,928	22,985,028
Travelport LLC (FKA Travelport, Inc.):
Tranche 1 Loan, 9.50%, 1/31/16		3,088	3,173,641
Tranche 2 Loan, 4.00% (4.00% Cash or 4.38% PIK), 12/01/16 (i)		6,729	6,785,704

			354,371,443
Internet Software & Services — 0.3%
Zayo Group LLC (Zayo Capital, Inc.), Term Loan, 4.00%, 7/02/19		41,788	41,818,044
Machinery — 0.6%
Accudyne Industries Borrower SCA/Accudyne Industries LLC (FKA Silver II US Holdings LLC), Refinancing Term Loan, 4.00%, 12/13/19		11,398	11,361,093
Gates Global, Inc., Term Loan, 3.25%, 6/11/21		73,540	73,275,991

			84,637,084
Media — 1.0%
Cengage Learning Acquisitions, Inc. (FKA TL Acquisitions, Inc.), Term Loan, 7.00%, 3/31/20		61,381	62,033,644
Cengage Learning Acquisitions, Inc. (Thomson Learning), Term Loan, 0.00%, 7/03/14 (k)		7,781	1
Clear Channel Communications, Inc.:
Tranche B Term Loan, 3.80%, 1/29/16		3,451	3,426,727
Tranche C Term Loan, 3.80%, 1/29/16		2,242	2,211,448
Tranche D Term Loan, 6.90%, 1/30/19		38,576	38,362,662
Interactive Data Corp., Term Loan, 4.75%, 5/02/21		30,550	30,798,371
Tribune Co., Initial Term Loan, 4.00%, 12/27/20		9,689	9,704,233

			146,537,086
Metals & Mining — 0.2%
FMG Resources (August 2006) Pty Ltd. (FMG America Finance, Inc.), Loan, 3.75%, 6/28/19		36,924	36,938,212
Multiline Retail — 0.0%
J.C. Penney Corp., Inc., Term Loan, 4.00%, 6/04/19		6,225	6,240,563
Oil, Gas & Consumable Fuels — 0.4%
American Energy - Utica LLC:
Incremental Loan (Second Lien), 11.00%, 9/30/18		8,020	8,461,100
Loan (Second Lien), 11.00%, 9/30/18		25,516	27,557,203
Arch Coal, Inc., Term Loan, 6.25%, 5/16/18		13,889	13,637,624
Obsidian Natural Gas Trust, Loan, 7.00%, 11/02/15		3,678	3,705,194

			53,361,121
Pharmaceuticals — 0.1%
Catalent Pharma Solutions, Inc. (FKA Cardinal Health 409, Inc.), Term Borrowing, 6.50%, 12/31/17		9,235	9,304,262
inVentiv Health, Inc. (FKA Ventive Health, Inc.), Term B-3 Loan, 7.75%, 5/15/18		1,163	1,161,258

			10,465,520
Real Estate Management & Development — 0.0%
Realogy Group LLC (FKA Realogy Corp.), Extended Synthetic Commitment, 0.01% - 4.40%, 10/10/16		1,782	1,780,170

Floating Rate Loan Interests (b)	Par (000)		Value
Semiconductors & Semiconductor Equipment — 0.2%
Avago Technologies Cayman Ltd. (Avago Technologies Holdings Luxembourg S.à r.l.), Term Loan, 3.75%, 5/06/21	USD	29,880	$29,962,831
Software — 0.6%
First Data Corp.:
2018 Dollar Term Loan, 4.15%, 3/23/18		48,375	48,435,469
2018B New Term Loan, 4.15%, 9/24/18		4,725	4,728,355
Infor (US), Inc. (FKA Lawson Software, Inc.), Tranche B-5 Term Loan, 3.75%, 6/03/20		20,159	20,012,351
Kronos, Inc., Initial Term Loan (Second Lien), 9.75%, 4/30/20		22,993	23,826,090

			97,002,265
Specialty Retail — 0.1%
The Neiman Marcus Group, Inc., Other Term Loan, 4.25%, 10/25/20		19,607	19,553,856
Trading Companies & Distributors — 0.2%
HD Supply, Inc., Term Loan 2014,, 4.00%, 6/28/18		23,072	23,081,272
Total Floating Rate Loan Interests — 10.6%			1,613,514,166

Investment Companies — 0.0%	Shares		Value
Uranium Participation Corp. (d)		1,150,920	5,231,209

Non-Agency Mortgage-Backed Securities	Par (000)		Value
Commercial Mortgage-Backed Securities — 0.1%
Hilton USA Trust, Series 2013-HLT, Class EFX, 5.61%, 11/05/30 (a)(b)	USD	17,991	18,571,803

Other Interests (n)	Beneficial Interest (000)		Value
Auto Components — 0.0%
Lear Corp., Escrow (c)(d)		7,955	69,606
Lear Corp., Escrow (c)(d)		7,495	65,581

			135,187
Capital Markets — 0.0%
Lehman Brothers Holdings Capital Trust VII Escrow Bonds (c)(d)		9,030	1,783,425
Lehman Brothers Holdings Capital Trust VII Escrow Bonds (c)(d)		5,675	1,120,813
Lehman Brothers Holdings Capital Trust VII Escrow Bonds (c)(d)		5,500	1,079,375
Lehman Brothers Holdings Capital Trust VII Escrow Bonds (c)(d)		2,520	497,700
Lehman Brothers Holdings Capital Trust VII Escrow Bonds (c)(d)		1,000	196,250

			4,677,563
Electric Utilities — 0.0%
Mirant America Corp., Escrow (c)(d)		3,270	—
Mirant America, Inc., Escrow (c)(d)		1,880	—
Mirant Americas Generation LLC, Escrow (c)(d)		1,215	—

			—
Household Durables — 0.2%
Richland-Stryker Generation LLC (d)(h)		10,488	89,983

BLACKROCK FUNDS II	JUNE 30, 2014	49

Consolidated Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio
(Percentages shown are based on Net Assets)

Other Interests (n)	Beneficial Interest (000)		Value
Household Durables (concluded)
Stanley-Martin, Class B Membership Units (d)(h)	USD	20	$28,796,880

			28,886,863
Media — 0.0%
Adelphia Communications Corp., Escrow (c)(d)		27,425	3
Adelphia Communications Corp., Escrow (c)(d)		800	5,600
Adelphia Communications Corp., Escrow (c)(d)		325	2,275
Century Communications, Escrow (c)(d)		625	6,250

			14,128
Oil, Gas & Consumable Fuels — 0.0%
Post Oak Crown IV LLC (d)(h)		1,250	49,125
Total Other Interests — 0.2%			33,762,866

Preferred Securities	Par (000)		Value
Capital Trusts
Banks — 0.3%
Banco Bilbao Vizcaya Argentaria SA, 7.00% (b)(o)	EUR	7,200	10,425,852
Banco Santander SA, 7.00% (b)(o)		6,100	8,610,831
Barclays PLC, 8.00% (b)(o)		6,525	9,729,871
Citigroup, Inc., Series D, 5.35% (b)(o)	USD	8,055	7,727,766

			36,494,320
Capital Markets — 0.5%
The Goldman Sachs Group, Inc., 5.70% (b)		44,347	45,815,994
Morgan Stanley, Series H, 5.45% (b)(o)		31,100	31,667,264

			77,483,258
Chemicals — 0.1%
Solvay Finance SA, 4.20% (b)(o)	EUR	3,945	5,617,965
Diversified Financial Services — 1.1%
Bank of America Corp.:
Series U, 5.20% (b)(o)	USD	14,874	14,241,855
Series V, 5.13% (b)(o)		37,990	37,847,651
JPMorgan Chase & Co.:
Series Q, 5.15% (b)(o)		11,460	10,987,275
Series S, 6.75% (b)(m)(o)		32,248	34,706,910
Series U, 6.13% (b)(o)		34,293	35,053,790
Series V, 5.00% (b)(o)		39,210	39,064,688

			171,902,169
Insurance — 0.1%
AIG Life Holdings, Inc., 7.57% (a)(o)		10,310	13,609,200
Media — 0.0%
NBCUniversal Enterprise, Inc., 5.25% (a)(o)		2,827	2,954,215
Total Capital Trusts — 2.1%			308,061,127

Preferred Stocks		Shares	Value
Banks — 0.0%
Royal Bank of Scotland Group PLC, Series T, 7.25%		84,000	2,121,000
Capital Markets — 0.0%
State Street Corp., 5.90%		166,804	4,370,265
Consumer Finance — 0.0%
Ally Financial Inc., 8.50%		276,463	7,635,908

Preferred Stocks	Shares	Value
Diversified Financial Services — 0.1%
RBS Capital Funding Trust VI, 6.25%	400	$9,660,000
Oil, Gas & Consumable Fuels — 0.1%
Chesapeake Energy Corp., 5.75%	6,840	8,898,840
Total Preferred Stocks — 0.2%		32,686,013

Trust Preferreds	Shares	Value
Diversified Financial Services — 0.9%
GMAC Capital Trust I, Series 2, 8.13%, 2/15/40 (b)	3,730,633	101,846,281
RBS Capital Funding Trust VII, Series G, 6.08% (o)	1,552,068	37,404,839

		139,251,120
Total Trust Preferreds — 0.9%		139,251,120
Total Preferred Securities — 3.2%		479,998,260

Warrants (p)	Shares	Value
Media — 0.0%
HMH Holdings, Inc. (Education Media) (Expires 6/22/19)	11,931	45,032
Metals & Mining — 0.0%
Peninsula Energy Ltd. (Expires 12/31/15) (g)	136,259,718	1,330,090
Peninsula Energy Ltd. (Expires 12/31/15) (g)	78,447,216	687,938

		2,018,028
Total Warrants — 0.0%		2,063,060
Total Long-Term Investments (Cost — $14,403,920,326) — 99.4%		15,108,508,025

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (q)(r)	450,845,231	450,845,231
Total Short-Term Securities (Cost — $450,845,231) — 3.0%		450,845,231

Options Purchased		Value
(Cost — $7,305,698) — 0.0%		5,924,101
Total Investments Before Options Written (Cost — $14,862,071,255*) — 102.4%		15,565,277,357

Options Written		Value
(Premiums Received — $ 1,547,249) — (0.0)%		(1,168,700)
Total Investments Net of Options Written — 102.4%		15,564,108,657
Liabilities in Excess of Other Assets — (2.4)%		(367,407,535)

Net Assets — 100.0%		$15,196,701,122

50	BLACKROCK FUNDS II	JUNE 30, 2014

Consolidated Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio

Notes to Consolidated Schedule of Investments

*	As of June 30, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$14,890,977,306

Gross unrealized appreciation	$822,851,361
Gross unrealized depreciation	(148,551,310)

Net unrealized appreciation	$674,300,051

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Issuer filed for bankruptcy and/or is in default of interest payments.

(d)	Non-income producing security.

(e)	Restricted security as to resale. As of report date, the Fund held restricted security with a current market value of $24,642,650 and an original cost of $24,227,777 which was 0.2% of its net assets.

(f)	Common subscription receipts.

(g)	Investments in issuers (whereby the Fund held 5% or more of the companies’ outstanding securities) that were considered to be an affiliate during the period ended June 30, 2014, for purposes of Section 2(a)(3) of the 1940 Act, as amended, were as follows:

Affiliate	Shares/Par Held at September 30, 2013	Shares/Par Purchased	Shares/ Par Sold	Shares/Par Held at June 30, 2014	Value Held at June 30, 2014
Peninsula Energy Ltd.	255,393,495	15,201,002	—	270,594,497	$5,533,802
Peninsula Energy Ltd.	$19,200,000	—	—	$19,200,000	$19,200,000
Peninsula Energy Ltd., Warrants (Expires 12/31/15)	78,447,216	—	—	78,447,216	$687,938
Peninsula Energy Ltd., Warrants (Expires 12/31/15)	132,804,617	3,455,101	—	136,259,718	$1,330,090
Richland-Stryker Generation LLC	10,487,500	—	—	10,487,500	$89,983

(h)	All or a portion of security is held by a wholly owned subsidiary.

(i)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.

(j)	Convertible security.

(k)	Zero-coupon bond.

(l)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

(m)	All or a portion of security has been pledged as collateral in connection with outstanding reverse repurchase agreements.

(n)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.

(o)	Security is perpetual in nature and has no stated maturity date.

(p)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any.

(q)	Investments in issuers considered to be an affiliate of the Fund during the period ended June 30, 2014, for purposes of Section 2(a)(3) of the 1940 Act, as amended, were as follows:

Affiliate	Shares Held at September 30, 2013	Net Activity	Shares Held at June 30, 2014	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	46,057,742	404,787,489	450,845,231	$43,145

(r)	Represents the current yield as of report date.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Reverse repurchase agreements outstanding as of June 30, 2014 were as follows:

Counterparty	Interest Rate[1]	Trade Date	Maturity Date[2]	Face Value	Face Value Including Accrued Interest
Deutsche Bank Securities, Inc.	(0.50)%	11/14/13	Open	$4,005,000	$4,005,000
HSBC Securities (USA), Inc.	0.38%	4/08/14	Open	32,977,419	33,006,258
Barclays Capital, Inc.	(3.00)%	5/20/14	Open	8,228,000	8,228,000
Citigroup Global Markets, Inc.	(0.75)%	6/19/14	Open	8,580,495	8,580,495
Total				$53,790,914	$53,819,753

[1]	Rate shown is as of report date.
[2]	Certain agreements have no stated maturity and can be terminated by either party at any time.

BLACKROCK FUNDS II	JUNE 30, 2014	51

Consolidated Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio

•	Forward foreign currency exchange contracts outstanding as of June 30, 2014 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	3,900,000	USD	5,432,411	Citibank N.A.	7/23/14	$(91,669)
EUR	6,806,000	USD	9,284,616	Deutsche Bank AG	7/23/14	35,664
EUR	23,000,000	USD	31,346,378	Deutsche Bank AG	7/23/14	150,306
EUR	9,020,000	USD	12,314,672	UBS AG	7/23/14	37,506
GBP	8,142,000	USD	13,725,344	BNP Paribas S.A.	7/23/14	206,148
GBP	3,950,000	USD	6,615,444	Deutsche Bank AG	7/23/14	143,263
GBP	18,000,000	USD	30,264,156	Deutsche Bank AG	7/23/14	535,016
GBP	1,673,000	USD	2,807,774	UBS AG	7/23/14	54,838
USD	8,692,966	AUD	9,294,000	Deutsche Bank AG	7/23/14	(54,557)
USD	66,726,412	CAD	73,414,000	Deutsche Bank AG	7/23/14	(2,031,257)
USD	6,673,233	EUR	4,871,000	Barclays Bank PLC	7/23/14	2,783
USD	13,857,859	EUR	10,185,610	Barclays Bank PLC	7/23/14	(90,530)
USD	17,396,815	EUR	12,649,000	Barclays Bank PLC	7/23/14	75,008
USD	882,396,224	EUR	638,440,000	Barclays Bank PLC	7/23/14	8,103,050
USD	9,556,593	EUR	7,010,000	BNP Paribas S.A.	7/23/14	(43,049)
USD	205,659	EUR	150,000	Deutsche Bank AG	7/23/14	246
USD	25,713,637	EUR	18,777,000	Deutsche Bank AG	7/23/14	29,858
USD	9,769,844	EUR	7,202,000	Goldman Sachs Bank USA	7/23/14	(92,726)
USD	13,807,650	EUR	10,000,000	Goldman Sachs Bank USA	7/23/14	113,440
USD	20,303,940	EUR	15,000,000	The Toronto-Dominion Bank	7/23/14	(237,376)
USD	11,842,709	EUR	8,711,000	UBS AG	7/23/14	(86,318)
USD	9,244,266	EUR	6,796,000	Westpac Banking Corp.	7/23/14	(62,320)
USD	5,455,063	GBP	3,188,000	Barclays Bank PLC	7/23/14	(12,596)
USD	14,755,589	GBP	8,664,000	Barclays Bank PLC	7/23/14	(69,079)
USD	525,021,567	GBP	312,516,000	Barclays Bank PLC	7/23/14	(9,713,653)
USD	14,198,191	GBP	8,410,000	Citibank N.A.	7/23/14	(191,867)
USD	11,752,644	GBP	6,920,000	Deutsche Bank AG	7/23/14	(87,926)
USD	5,124,439	GBP	3,043,000	Goldman Sachs Bank USA	7/23/14	(82,332)
Total						$(3,460,129)

•	Exchange-traded options purchased as of June 30, 2014 were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
SPDR S&P 500 ETF Trust	Put	USD	195.00	7/25/14	40,300	$5,924,100

•	OTC options purchased as of June 30, 2014 were as follows:

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Marsico Parent Superholdco LLC	Goldman Sachs & Co.	Call	USD	942.86	12/14/19	107	$1

•	Exchange-traded options written as of June 30, 2014 were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
SPDR S&P 500 ETF Trust	Put	USD	185.00	7/25/14	40,300	$(1,168,700)

52	BLACKROCK FUNDS II	JUNE 30, 2014

Consolidated Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio

•	OTC credit default swaps — buy protection outstanding as of June 30, 2014 were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Clear Channel Communications, Inc.	5.00%	Barclays Bank PLC	3/20/16	USD	3,773	$18,853	$313,053	$(294,200)
Clear Channel Communications, Inc.	5.00%	Deutsche Bank AG	3/20/16	USD	7,547	37,705	602,479	(564,774)
RadioShack Corp.	5.00%	Deutsche Bank AG	9/20/18	USD	2,008	1,268,246	524,323	743,923
RadioShack Corp.	5.00%	Deutsche Bank AG	9/20/18	USD	2,008	1,268,244	467,874	800,370
RadioShack Corp.	5.00%	Deutsche Bank AG	9/20/18	USD	2,008	1,268,244	516,284	751,960
Total						$3,861,292	$2,424,013	$1,437,279

•	OTC credit default swaps — sold protection outstanding as of June 30, 2014 were as follows:

Issuer	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Caesars Entertainment Operating Co., Inc.	5.00%	Barclays Bank PLC	9/20/15	CCC-	USD	7,464	$(2,301,686)	$(1,052,956)	$(1,248,730)
RadioShack Corp.	5.00%	Deutsche Bank AG	9/20/15	CCC	USD	2,008	(1,065,719)	(187,404)	(878,315)
RadioShack Corp.	5.00%	Deutsche Bank AG	9/20/15	CCC	USD	2,008	(1,065,718)	(187,649)	(878,069)
RadioShack Corp.	5.00%	Deutsche Bank AG	9/20/15	CCC	USD	2,008	(1,065,718)	(153,732)	(911,986)
Realogy Group LLC	5.00%	JPMorgan Chase Bank N.A.	9/20/15	BB-	USD	5,000	278,398	(89,991)	368,389
Caesars Entertainment Operating Co., Inc.	5.00%	Citibank N.A.	12/20/15	CCC-	USD	5,240	(1,806,877)	(864,248)	(942,629)
Caesars Entertainment Operating Co., Inc.	5.00%	Citibank N.A.	12/20/15	CCC-	USD	2,555	(880,946)	(378,691)	(502,255)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs International	12/20/15	CCC-	USD	6,712	(2,314,219)	(619,320)	(1,694,899)
Caesars Entertainment Operating Co., Inc.	5.00%	JPMorgan Chase Bank N.A.	12/20/15	CCC-	USD	9,176	(3,163,861)	(1,699,709)	(1,464,152)
Caesars Entertainment Operating Co., Inc.	5.00%	JPMorgan Chase Bank N.A.	12/20/15	CCC-	USD	2,126	(733,090)	(341,551)	(391,539)
Caesars Entertainment Operating Co., Inc.	5.00%	Barclays Bank PLC	3/20/16	CCC-	USD	1,173	(448,000)	(169,600)	(278,400)
Caesars Entertainment Operating Co., Inc.	5.00%	Barclays Bank PLC	3/20/16	CCC-	USD	956	(365,090)	(122,368)	(242,722)
Caesars Entertainment Operating Co., Inc.	5.00%	Citibank N.A.	3/20/16	CCC-	USD	2,373	(905,933)	(287,768)	(618,165)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Bank USA	3/20/16	CCC-	USD	11,182	(4,269,606)	(1,731,873)	(2,537,733)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Bank USA	3/20/16	CCC-	USD	9,976	(3,809,193)	(1,187,355)	(2,621,838)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Bank USA	3/20/16	CCC-	USD	3,718	(1,419,544)	(605,640)	(813,904)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Bank USA	3/20/16	CCC-	USD	3,718	(1,419,544)	(605,640)	(813,904)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Bank USA	3/20/16	CCC-	USD	2,598	(991,988)	(382,746)	(609,242)
Caesars Entertainment Operating Co., Inc.	5.00%	JPMorgan Chase Bank N.A.	3/20/16	CCC-	USD	1,292	(493,226)	(179,714)	(313,512)
Caesars Entertainment Operating Co., Inc.	5.00%	Barclays Bank PLC	6/20/16	CCC-	USD	6,960	(2,922,152)	(949,514)	(1,972,638)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Bank USA	6/20/16	CCC-	USD	15,106	(6,342,305)	(2,634,821)	(3,707,484)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Bank USA	6/20/16	CCC-	USD	14,700	(6,171,785)	(2,528,680)	(3,643,105)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Bank USA	6/20/16	CCC-	USD	7,602	(3,191,681)	(1,350,119)	(1,841,562)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Bank USA	6/20/16	CCC-	USD	4,277	(1,795,863)	(620,084)	(1,175,779)
Caesars Entertainment Operating Co., Inc.	5.00%	Citibank N.A.	9/20/16	CCC-	USD	5,135	(2,354,091)	(1,290,737)	(1,063,354)

BLACKROCK FUNDS II	JUNE 30, 2014	53

Consolidated Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio

•	OTC credit default swaps — sold protection outstanding as of June 30, 2014 were as follows: (concluded)

Issuer	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Caesars Entertainment		Goldman Sachs
Operating Co., Inc.	5.00%	International	9/20/16	CCC-	USD	27,152	$(12,447,595)	$(4,549,797)	$(7,897,798)
Community Health Systems, Inc.	5.00%	BNP Paribas S.A.	9/20/16	Not Rated	USD	2,000	186,831	(97,843)	284,674
Caesars Entertainment Operating Co., Inc.	5.00%	Barclays Bank PLC	3/20/17	CCC-	USD	43,843	(22,252,203)	(14,819,941)	(7,432,262)
Caesars Entertainment Operating Co., Inc.	5.00%	Barclays Bank PLC	3/20/17	CCC-	USD	1,140	(578,402)	(253,785)	(324,617)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Bank USA	3/20/17	CCC-	USD	8,421	(4,273,960)	(2,015,316)	(2,258,644)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Bank USA	3/20/17	CCC-	USD	7,008	(3,557,119)	(1,489,611)	(2,067,508)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Bank USA	3/20/17	CCC-	USD	2,320	(1,177,689)	(524,439)	(653,250)
CCO Holdings LLC/CCO Holdings Capital Corp.	8.00%	Deutsche Bank AG	9/20/17	BB-	USD	16,770	3,521,397	(1,306)	3,522,703
Techem GmbH	5.00%	Credit Suisse International	9/20/18	B+	EUR	6,400	1,013,952	587,781	426,171
Techem GmbH	5.00%	Credit Suisse International	9/20/18	B+	EUR	2,084	330,168	197,915	132,253
Techem GmbH	5.00%	Credit Suisse International	12/20/18	B+	EUR	2,120	335,803	197,412	138,391
Techem GmbH	5.00%	Citibank N.A.	3/20/19	B+	EUR	2,777	438,794	362,787	76,007
Techem GmbH	5.00%	Citibank N.A.	3/20/19	B+	EUR	1,666	263,276	214,492	48,784
Techem GmbH	5.00%	Goldman Sachs International	3/20/19	B+	EUR	5,000	790,182	571,611	218,571
Techem GmbH	5.00%	Goldman Sachs International	3/20/19	B+	EUR	5,000	790,183	571,708	218,475
Trionista Holdco GmbH	5.00%	Citibank N.A.	3/20/19	Not Rated	EUR	3,251	529,242	334,063	195,179
Trionista Holdco GmbH	5.00%	Citibank N.A.	3/20/19	Not Rated	EUR	3,251	529,242	397,970	131,272
Trionista Holdco GmbH	5.00%	Citibank N.A.	3/20/19	Not Rated	EUR	3,251	529,242	404,126	125,116
Trionista Holdco GmbH	5.00%	Citibank N.A.	3/20/19	Not Rated	EUR	2,350	382,590	236,349	146,241
Level 3 Communications, Inc.	5.00%	Goldman Sachs Bank USA	6/20/19	Not Rated	USD	14,000	1,816,249	(883,294)	2,699,543
Techem GmbH	5.00%	Bank of America N.A.	6/20/19	B+	EUR	1,666	262,195	245,761	16,434
Techem GmbH	5.00%	Barclays Bank PLC	6/20/19	B+	EUR	1,413	222,343	198,466	23,877
Techem GmbH	5.00%	Citibank N.A.	6/20/19	B+	EUR	2,777	436,988	387,444	49,544
Techem GmbH	5.00%	Credit Suisse International	6/20/19	B+	EUR	3,780	594,906	557,209	37,697
Techem GmbH	5.00%	Credit Suisse International	6/20/19	B+	EUR	2,355	370,588	325,451	45,137
Total							$(81,962,234)	$(39,066,697)	$(42,895,537)

[1]	Using S&P’s rating of the issuer.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between

54	BLACKROCK FUNDS II	JUNE 30, 2014

Consolidated Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio

different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of June 30, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$231,468,276	$104,091,707	$335,559,983
Common Stocks	$775,536,858	124,844,682	265,084,613	1,165,466,153
Corporate Bonds	—	11,242,583,014	211,757,511	11,454,340,525
Floating Rate Loan Interests	—	1,421,404,944	192,109,222	1,613,514,166
Investment Companies	5,231,209	—	—	5,231,209
Non-Agency Mortgage-Backed Securities	—	18,571,803	—	18,571,803
Other Interests	—	4,685,438	29,077,428	33,762,866
Preferred Securities	163,038,293	316,959,967	—	479,998,260
Warrants	1,330,090	45,032	687,938	2,063,060
Short-Term Securities	450,845,231	—	—	450,845,231
Options Purchased:
Equity Contracts	5,924,100	1	—	5,924,101
Unfunded Loan Commitments	—	—	241,570	241,570
Total	$1,401,905,781	$13,360,563,157	$803,049,989	$15,565,518,927

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Credit contracts	—	$11,200,711	—	$11,200,711
Forward foreign currency exchange contracts	—	9,487,126	—	9,487,126
Liabilities:
Credit contracts	—	(52,658,969)	—	(52,658,969)
Equity contracts	$(1,168,700)	—	—	(1,168,700)
Forward foreign currency exchange contracts	—	(12,947,255)	—	(12,947,255)
Total	$(1,168,700)	$(44,918,387)	—	$(46,087,087)

[1]    Derivative financial instruments are swaps, forward foreign currency exchange contracts and options written. Swaps and forward foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options written are shown at value.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial reporting purposes. As of June 30, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$6,430,899	—	—	$6,430,899
Foreign currency at value	4,324,958	—	—	4,324,958
Cash pledged as collateral for OTC derivatives	86,670,000	—	—	86,670,000
Liabilities:
Reverse repurchase agreements	—	$(53,819,753)	—	(53,819,753)
Cash received as collateral for OTC derivatives	—	(4,400,000)	—	(4,400,000)
Total	$97,425,857	$(58,219,753)	—	$39,206,104

There were no transfers between Level 1 and Level 2 during the period ended June 30, 2014.

BLACKROCK FUNDS II	JUNE 30, 2014	55

Consolidated Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Other Interests	Options Purchased	Warrants	Unfunded Loan Commitments	Total
Assets:
Opening Balance, as of September 30, 2013	$136,358,189	$61,838,271	$70,775,109	$178,617,570	$37,933,490	$1	$453,736	—	$485,976,366
Transfers into Level 3	—	—	—	29,050,261	—	—	—	—	29,050,261
Transfers out of Level 3	(111,399,350)	(2,530,710)	—	—	—	(1)	—	—	(113,930,061)
Accrued discounts/premiums	120,018	—	9,223	1,159,580	—	—	—	—	1,288,821
Net realized gain (loss)	487,651	(145,149)	(7,247,275)	5,776,231	1,267	—	—	—	(1,127,275)
Net change in unrealized appreciation/depreciation[1]	117,622	2,869,399	9,913,432	5,569,988	(8,856,062)	—	234,202	$241,570	10,090,151
Purchases	99,787,789	309,824,778	151,817,054	131,908,352	—	—	—	—	693,337,973
Sales	(21,380,212)	(106,771,976)	(13,510,032)	(159,972,760)	(1,267)	—	—	—	(301,636,247)
Closing Balance, as of June 30, 2014	$104,091,707	$265,084,613	$211,757,511	$192,109,222	$29,077,428	—	$687,938	$241,570	$803,049,989

Net change in unrealized appreciation/depreciation on investments still held at June 30, 2014[1]	$7,754	$2,869,399	$2,633,497	$7,656,061	$(8,856,062)	—	$234,202	$241,570	$4,786,421

[1]

Any difference between Net change in unrealized appreciation/depreciation and Net change in unrealized appreciation/depreciation on investments still held at June 30, 2014 is generally due to investments no longer held or categorized as Level 3 at period end.

The following table summarizes the valuation techniques used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) to determine the value of certain of the Fund’s Level 3 investments as of June 30, 2014. The table does not include Level 3 investments with values based upon unadjusted third party pricing information in the amount of $590,385,400. A significant change in such third party pricing information could result in a significantly lower or higher value of such Level 3 investments.

	Value	Valuation Techniques	Unobservable Inputs	Range of Unobservable Inputs Utilized
Assets:
Common Stocks	$74,999,999	Market Comparable Companies	Fleet Value Multiple	1.10x
	17,903,801	Market Comparable Companies	Offshore Last 12 Months EBIDTA multiple[4]	6.75x
			Offshore Current Fiscal Year EBITDA Multiple[4]	6.88x
			Onshore Last 12 Months EBITDA Multiple[4]	5.13x
			Onshore Current Fiscal Year EBITDA Multiple[4]	4.75x
	12,295,595	Market Comparable Companies	2P (Proved and Probable) Reserves + 2C (Contingent) Resources Multiple[4]	CAD[7] 0.60x
			PV-10 Multiple[4,5]	0.28x
	19,822,876	Market Comparable Companies	2P (Proved and Probable) Reserves + 2C (Contingent) Resources Multiple[4]	CAD[7] 0.38x
			PV-10 Multiple[4,5]	0.16x
Corporate Bonds[1]	19,200,000	Cost[3]	N/A	—
	8,395,742	Par	Call Price[4]	—
	30,416,400	Discounted Cash Flow	Internal Rate of Return[6]	10.00%
Other Interests[2]	28,796,880	Market Comparable Companies	Tangible Book Value Multiple[4]	1.35x
	6,250	Estimated Recovery Value	Recovery Rate[4]	1.00%
	49,125	Estimated Recovery Value	Recovery Rate[4]	3.93%
	89,983	Estimated Recovery Value	Recovery Rate[4]	0.85%
Warrants	687,938	Black-Scholes	Implied Volatility[4]	70.30%
Total	$212,664,589

[1]

For the period ended June 30, 2014, the valuation technique for certain investments classified as corporate bonds changed to utilizing par value. Market information previously utilized to determine fair value under the market approach no longer applied to this investment; therefore, the par value is considered to be a more relevant measure of fair value for this investment.

[2]

For the period ended June 30, 2014, the valuation technique for certain investments classified as other interests changed to utilize the company’s financial restructuring plan. The investments were previously valued utilizing a market or income approach. The financial restructuring plan information became available for this investment which is considered to be a more relevant measure of fair value for this investment.

[3]

The Fund fair values certain of its Level 3 investments using acquisition cost, although the transaction may not have occurred during the current reporting period. These investments are generally privately held investments. There may not be a secondary market, and/or there are a limited number of investors. The determination to fair value such investments at cost is based upon factors consistent with the principles of fair value measurement that are reasonably available to the Global Valuation Committee, or its delegate. Valuations are reviewed utilizing available market information to determine if the carrying value should be adjusted. Such market data may include, but is not limited to, observations of the trading multiples of public companies considered comparable to the private companies being valued, financial or operational information released by the company, and/or news or corporate events that affect the investment. Valuations may be adjusted to account for company-specific issues, the lack of liquidity

56	BLACKROCK FUNDS II	JUNE 30, 2014

Consolidated Schedule of Investments (concluded)	BlackRock High Yield Bond Portfolio

inherent in a nonpublic investment and the fact that comparable public companies are not identical to the investments being fair valued by the Fund.

[4]	Increase in unobservable input may result in a significant increase to value, while a decrease in the unobservable input may result in a significant decrease to value.

[5]	Present value of estimated future oil and gas revenues, net of estimated direct expenses discounted at an annual discount rate of 10%.

[6]	Increase in unobservable input may result in a significant decrease to value, while a decrease in the unobservable input may result in a significant increase to value.

[7]	Canadian Dollar

BLACKROCK FUNDS II	JUNE 30, 2014	57

Schedule of Investments June 30, 2014 (Unaudited)	BlackRock Inflation Protected Bond Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities — 0.0%	Par (000)		Value
Bear Stearns Asset-Backed Securities Trust, Series 2007-2, Class A1, 0.35%, 1/25/47 (a)	USD	38	$37,957

Foreign Government Obligations	Par (000)		Value
Australia — 0.7%
Commonwealth of Australia, 1.25%, 2/21/22		17,590	18,900,604
Germany — 6.5%
Federal Republic of Germany Inflation Linked Bond:
1.50%, 4/15/16	EUR	88,765	145,750,838
0.75%, 4/15/18		10,950	16,819,835

			162,570,673
Greece — 0.0%
Hellenic Republic, 0.00%, 10/15/42 (a)		4,550	87,842
Italy — 2.8%
Buoni Poliennali Del Tesoro Inflation Linked Bond, 2.10%, 9/15/16		45,540	69,715,575
Japan — 1.6%
Government of Japan CPI Linked Bond (10 Year), 0.10%, 9/10/23	JPY	3,669,700	40,205,388
New Zealand — 0.5%
New Zealand Government Bond, 3.00%, 9/20/30	NZD	13,939	12,671,091
Total Foreign Government Obligations — 12.1%			304,151,173

Non-Agency Mortgage-Backed Securities	Par (000)		Value
Collateralized Mortgage Obligations — 0.8%
GSMPS Mortgage Loan Trust, Series 2005-RP2, Class 1AF, 0.50%, 3/25/35 (a)(b)	USD	12,328	10,797,816
Luminent Mortgage Trust, Series 2007-2, Class 1A2, 0.43%, 5/25/37 (a)		14,090	10,708,276

			21,506,092
Commercial Mortgage-Backed Securities — 0.5%
GS Mortgage Securities Trust, Series 2007-GG10, Class A4, 5.80%, 8/10/45 (a)		10,897	12,066,499
Total Non-Agency Mortgage-Backed Securities — 1.3%			33,572,591

U.S. Government Sponsored Agency Securities	Par (000)		Value
Mortgage-Backed Securities — 0.0%
Fannie Mae Mortgage-Backed Securities, 2.37%, 6/01/34 (a)		103	109,792

U.S. Treasury Obligations		Par (000)	Value
U.S. Treasury Inflation Indexed Bonds:
2.38%, 1/15/25-1/15/27 (c)	USD	209,184	$254,620,907
2.00%, 1/15/26 (c)		68,578	80,798,634
1.75%, 1/15/28		98,039	112,867,189
3.63%, 4/15/28		74,007	103,933,493
2.50%, 1/15/29		100,191	126,412,691
3.88%, 4/15/29		70,645	103,274,110
3.38%, 4/15/32		12,999	18,769,862
2.13%, 2/15/40-2/15/41 (d)		90,478	115,600,340
0.75%, 2/15/42		54,527	51,327,784
0.63%, 2/15/43		46,644	42,343,799
1.38%, 2/15/44		19,927	21,916,832
U.S. Treasury Inflation Indexed Notes:
2.00%, 7/15/14-1/15/16		100,000	100,546,599
1.63%, 1/15/15-1/15/18		27,080	27,574,344
0.50%, 4/15/15		153,085	155,297,768
1.88%, 7/15/15		204	211,629
0.13%, 4/15/16-1/15/23 (c)		727,906	741,776,560
2.50%, 7/15/16		89,669	97,304,648
2.63%, 7/15/17		747	836,070
1.38%, 7/15/18-1/15/20		115,687	126,779,074
1.25%, 7/15/20		65,015	71,247,619
1.13%, 1/15/21		127,473	138,078,936
0.63%, 7/15/21-1/15/24		156,418	162,126,905
0.38%, 7/15/23 (c)		42,542	43,366,077
Total U.S. Treasury Obligations — 107.4%			2,697,011,870
Total Long-Term Investments (Cost — $2,870,517,504) — 120.8%			3,034,883,383

Short-Term Securities		Shares	Value
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (e)(f)		14,004,560	14,004,560
Total Short-Term Securities (Cost — $14,004,560) — 0.6%			14,004,560

Options Purchased			Value
(Cost — $12,239,499) — 0.4%			10,783,958
Total Investments Before Options Written (Cost — $2,896,761,563*) — 121.8%			3,059,671,901

Options Written			Value
(Premiums Received — $6,901,531) — (0.2)%			(4,976,171)
Total Investments Net of Options Written — 121.6%			3,054,695,730
Liabilities in Excess of Other Assets — (21.6)%			(543,262,502)

Net Assets — 100.0%			$2,511,433,228

Notes to Schedule of Investments

*	As of June 30, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$2,896,680,264

Gross unrealized appreciation	$301,497,841
Gross unrealized depreciation	(138,506,204)

Net unrealized appreciation	$162,991,637

(a)	Variable rate security. Rate shown is as of report date.

58	BLACKROCK FUNDS II	JUNE 30, 2014

Schedule of Investments (continued)	BlackRock Inflation Protected Bond Portfolio

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of security has been pledged as collateral in connection with outstanding reverse repurchase agreements.

(d)	All or a portion of security has been pledged in connection with outstanding financial futures contracts.

(e)	Investments in issuers considered to be an affiliate of the Fund during the period ended June 30, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at September 30, 2013	Net Activity	Shares Held at June 30, 2014	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	49,738,922	(35,734,362)	14,004,560	$32,428

(f)	Represents the current yield as of report date.

•	Reverse repurchase agreements outstanding as of June 30, 2014 were as follows:

Counterparty	Interest Rate[1]	Trade Date	Maturity Date[2]	Face Value	Face Value Including Accrued Interest
Morgan Stanley & Co. LLC	0.14%	11/05/13	Open	$37,667,500	$37,687,422
Deutsche Bank Securities, Inc.	0.12%	2/12/14	Open	20,062,500	20,066,373
Deutsche Bank Securities, Inc.	0.12%	4/07/14	Open	37,905,000	37,913,950
BNP Paribas Securities Corp.	0.13%	4/16/14	Open	127,656,250	127,656,250
RBC Capital Markets LLC	0.19%	4/21/14	Open	66,030,000	66,041,720
Deutsche Bank Securities, Inc.	0.13%	4/22/14	Open	15,300,000	15,302,083
Deutsche Bank Securities, Inc.	0.10%	4/30/14	Open	81,600,000	81,611,243
Deutsche Bank Securities, Inc.	0.10%	5/01/14	Open	29,519,831	29,523,333
Merrill Lynch, Pierce, Fenner & Smith, Inc.	0.14%	5/14/14	Open	65,775,000	65,781,139
BNP Paribas Securities Corp.	0.13%	6/11/14	Open	8,300,000	8,300,569
Deutsche Bank Securities, Inc.	0.14%	6/13/14	Open	19,777,500	19,778,786
Merrill Lynch, Pierce, Fenner & Smith, Inc.	0.14%	6/26/14	Open	22,050,000	22,050,459
Total				$531,643,581	$531,713,327

[1]	Rate shown is as of report date.

[2]	Certain agreements have no stated maturity and can be terminated by either party at any time.

•	Financial futures contracts outstanding as of June 30, 2014 were as follows:

Contracts Purchased/(Sold)	Issue	Exchange	Expiration	Notional Value		Unrealized Appreciation (Depreciation)
148	Australian Government Bonds (10 Year)	Sydney	September 2014	USD	16,827,864	$367,984
(80)	Japanese Government Bonds (10 Year)	Osaka	September 2014	USD	115,019,002	(354,886)
(662)	U.S. Treasury Notes (2 Year)	Chicago Board of Trade	September 2014	USD	145,371,062	(42,261)
2,285	U.S. Treasury Notes (5 Year)	Chicago Board of Trade	September 2014	USD	272,968,243	973,806
167	U.S. Treasury Notes (10 Year)	Chicago Board of Trade	September 2014	USD	20,903,703	31,748
(1,325)	U.S. Treasury Bonds (30 Year)	Chicago Board of Trade	September 2014	USD	181,773,438	(1,776,773)
(545)	U.S. Ultra Treasury Bonds	Chicago Board of Trade	September 2014	USD	81,715,938	237,340
(2,116)	Euro Dollar Futures	Chicago Mercantile	June 2015	USD	526,275,650	171,666
Total						$(391,376)

BLACKROCK FUNDS II	JUNE 30, 2014	59

Schedule of Investments (continued)	BlackRock Inflation Protected Bond Portfolio

•	Forward foreign currency exchange contracts outstanding as of June 30, 2014 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	73,475,000	USD	32,779,389	UBS AG	7/02/14	$453,834
USD	32,622,208	BRL	73,475,000	State Street Bank and Trust Co.	7/02/14	(611,014)
JPY	668,841,000	USD	6,595,031	Barclays Bank PLC	7/07/14	7,598
USD	232,423,754	EUR	171,150,000	UBS AG	7/07/14	(1,938,280)
USD	45,705,802	JPY	4,659,350,000	Barclays Bank PLC	7/07/14	(290,124)
CAD	2,339,000	USD	2,125,931	Deutsche Bank AG	7/23/14	64,717
MXN	262,933,299	USD	20,169,544	Bank of America N.A.	7/23/14	61,541
USD	16,938,483	AUD	18,476,000	Barclays Bank PLC	7/23/14	(451,149)
USD	20,061,221	MXN	261,110,000	Deutsche Bank AG	7/23/14	(29,572)
USD	11,474,267	NZD	13,327,000	Bank of America N.A.	7/23/14	(167,552)
AUD	22,125,000	NOK	126,695,494	UBS AG	9/12/14	154,959
NOK	129,527,991	AUD	23,032,150	JPMorgan Chase Bank N.A.	9/12/14	(545,312)
USD	46,249,202	EUR	34,091,064	Barclays Bank PLC	9/12/14	(444,758)
USD	11,242,144	JPY	1,142,685,663	Barclays Bank PLC	9/12/14	(43,657)
Total						$(3,778,769)

•	Inflation indexed caps outstanding as of June 30, 2014 were as follows:

Reference Entity	Fund Pays	Fund Receives	Counterparty	Expiration Date	Notional Amount (000)		Value	Unrealized Appreciation
Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA (HICPx)	Maximum of HICPx for January 2022 divided by HIPCx for January 2012 minus 2.50% or $0	Upfront premium and payment at expiration	Deutsche Bank AG	4/26/22	EUR	14,495	$(149,916)	$864,734

•	Inflation indexed floors outstanding as of June 30, 2014 were as follows:

Reference Entity	Fund Receives	Fund Pays	Counterparty	Expiration Date	Notional Amount (000)		Value	Unrealized Depreciation
Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA (HICPx)	Maximum of HICPx for November 2015 divided by HICPx for November 2013 minus 0.15% or $0	Upfront premium and payment at expiration	Barclays Bank PLC	11/19/15	EUR	33,500	$21,895	$(45,815)

•	Exchange-traded options purchased as of June 30, 2014 were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
U.S. Treasury Notes (10 Year)	Put	USD	124.00	7/25/14	736	$126,500
U.S. Treasury Notes (10 Year)	Put	USD	122.00	7/25/14	736	11,500
Euro Dollar 2-Year Mid-Curve	Put	USD	97.75	9/12/14	2,740	119,875
Total						$257,875

60	BLACKROCK FUNDS II	JUNE 30, 2014

Schedule of Investments (continued)	BlackRock Inflation Protected Bond Portfolio

•	OTC interest rate swaptions purchased as of June 30, 2014 were as follows:

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Market Value
5-Year Interest Rate Swap	Deutsche Bank AG	Call	1.65%	Receive	3-month LIBOR	9/05/14	USD	97,600	$196,966
3-Year Interest Rate Swap	Deutsche Bank AG	Call	1.66%	Receive	3-month LIBOR	1/07/15	USD	114,700	1,266,506
30-Year Interest Rate Swap	Barclays Bank PLC	Call	3.35%	Receive	3-month LIBOR	5/15/17	USD	20,000	1,164,886
5-Year Interest Rate Swap	Deutsche Bank AG	Put	2.04%	Pay	3-month LIBOR	7/03/14	USD	97,600	10
3-Year Interest Rate Swap	Deutsche Bank AG	Put	1.66%	Pay	3-month LIBOR	1/07/15	USD	114,700	298,713
30-Year Interest Rate Swap	Barclays Bank PLC	Put	4.35%	Pay	3-month LIBOR	5/15/17	USD	20,000	833,498
20-Year Interest Rate Swap	Deutsche Bank AG	Put	2.50%	Pay	6-month EURIBOR	6/08/22	EUR	43,500	6,765,504
Total									$10,526,083

•	Exchange-traded options written as of June 30, 2014 were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
U.S. Treasury Notes (10 Year)	Put	USD	123.00	7/25/14	1,472	$(69,000)

•	OTC interest rate swaptions written as of June 30, 2014 were as follows:

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Market Value
10-Year Interest Rate Swap	Barclays Bank PLC	Call	2.80%	Pay	3-month LIBOR	2/23/15	USD	25,700	$(435,800)
10-Year Interest Rate Swap	Citibank N.A.	Call	2.80%	Pay	3-month LIBOR	2/23/15	USD	56,100	(951,299)
10-Year Interest Rate Swap	Deutsche Bank AG	Put	3.85%	Receive	3-month LIBOR	1/23/15	USD	63,700	(70,981)
10-Year Interest Rate Swap	Barclays Bank PLC	Put	3.80%	Receive	3-month LIBOR	2/23/15	USD	25,700	(49,583)
10-Year Interest Rate Swap	Citibank N.A.	Put	3.80%	Receive	3-month LIBOR	2/23/15	USD	56,100	(108,234)
10-Year Interest Rate Swap	Barclays Bank PLC	Put	3.20%	Receive	3-month LIBOR	6/30/15	USD	5,000	(90,348)
10-Year Interest Rate Swap	Deutsche Bank AG	Put	3.20%	Receive	3-month LIBOR	6/30/15	USD	73,000	(1,319,073)
20-Year Interest Rate Swap	Deutsche Bank AG	Put	4.50%	Receive	6-month EURIBOR	6/08/22	EUR	43,500	(1,881,853)
Total									$(4,907,171)

•	Centrally cleared interest rate swaps outstanding as of June 30, 2014 were as follows:

Fixed Rate	Floating Rate	Clearinghouse	Effective Date	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
1.54%[1]	3-month LIBOR	Chicago Mercantile	N/A	8/01/18	USD	42,200	$(486,309)
1.56%[1]	3-month LIBOR	Chicago Mercantile	10/03/14[2]	11/30/18	USD	159,800	229,674
2.62%[1]	3-month LIBOR	Chicago Mercantile	N/A	7/02/24	USD	31,100	(16,808)
3.58%[1]	3-month LIBOR	Chicago Mercantile	N/A	3/03/44	USD	9,500	(643,479)
3.58%[1]	3-month LIBOR	Chicago Mercantile	N/A	3/03/44	USD	6,500	(438,632)
Total							$(1,355,554)

[1]	Fund pays the fixed rate and receives the floating rate.

[2]	Forward swap.

BLACKROCK FUNDS II	JUNE 30, 2014	61

Schedule of Investments (continued)	BlackRock Inflation Protected Bond Portfolio

•	OTC total return swaps outstanding as of June 30, 2014 were as follows:

Reference Entity	Fixed Rate/ Floating Rate	Counterparty	Effective Date	Expiration Date	Notional Amount (000)		Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Change in Return of the Consumer Price Index for All Urban Consumers	2.28%[1]	Deutsche Bank AG	1/14/142	1/14/15	USD	50,000	$(286,615)	—	$(286,615)
Change in Return of the Consumer Price Index for All Urban Consumers	1.85%[1]	Barclays Bank PLC	2/26/142	2/26/16	USD	83,080	(1,513,668)	—	(1,513,668)
Change in Return of the Consumer Price Index for All Urban Consumers	1.81%[1]	UBS AG	3/07/142	3/07/16	USD	75,355	(1,425,408)	—	(1,425,408)
Change in Return of the Consumer Price Index for All Urban Consumers	2.04%[3]	Barclays Bank PLC	2/26/142	2/26/18	USD	83,080	1,684,140	—	1,684,140
Change in Return of the Consumer Price Index for All Urban Consumers	2.04%[3]	UBS AG	3/07/142	3/07/18	USD	75,355	1,538,802	—	1,538,802
Change in Return of the Consumer Price Index for All Urban Consumers	3-month LIBOR plus 0.68%[1]	Deutsche Bank AG	N/A	2/15/41	USD	15,000	1,568,383	$153,177	1,415,206
Total							$1,565,634	$153,177	$1,412,457

[1]	Fund pays the total return of the reference entity and receives the fixed rate/floating rate. Net payment made at termination.

[2]	Forward swap.

[3]	Fund pays the fixed rate/floating rate and receives the total return of the reference entity. Net payment made at termination.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

62	BLACKROCK FUNDS II	JUNE 30, 2014

Schedule of Investments (concluded)	BlackRock Inflation Protected Bond Portfolio

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of June 30, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$37,957	—	$37,957
Foreign Government Obligations	—	304,151,173	—	304,151,173
Non-Agency Mortgage-Backed Securities	—	33,572,591	—	33,572,591
U.S. Government Sponsored Agency Securities	—	109,792	—	109,792
U.S. Treasury Obligations	—	2,697,011,870	—	2,697,011,870
Short-Term Securities	$14,004,560	—	—	14,004,560
Options Purchased:
Interest Rate Contracts	257,875	10,526,083	—	10,783,958
Total	$14,262,435	$3,045,409,466	—	$3,059,671,901

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts	—	$742,649	—	$742,649
Interest rate contracts	$1,782,544	229,674	—	2,012,218
Other contracts	—	5,502,882	—	5,502,882
Liabilities:
Foreign currency exchange contracts	—	(4,521,418)	—	(4,521,418)
Interest rate contracts	(2,242,920)	(6,492,399)	—	(8,735,319)
Other contracts	—	(3,271,506)	—	(3,271,506)
Total	$(460,376)	$(7,810,118)	—	$(8,270,494)

[1]    Derivative financial instruments are swaps, financial futures contracts, forward foreign currency exchange contracts and options written. Swaps, financial futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options written are shown at value.

The carrying amount or face value, including accrued interest, for certain of the Fund’s assets and/or liabilities approximates fair value for financial reporting purposes. As of June 30, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency at value	$95,527	—	—	$95,527)
Cash pledged for centrally cleared swaps	3,560,000	—	—	3,560,000
Cash pledged as collateral for OTC derivatives	1,200,000	—	—	1,200,000
Liabilities:
Reverse repurchase agreements	—	$(531,713,327)	—	(531,713,327)
Bank overdraft	—	(385,858)	—	(385,858)
Cash received as collateral for OTC derivatives	—	(8,400,000)	—	(8,400,000)
Cash received as collateral for reverse repurchase agreements	—	(6,089,000)	—	(6,089,000)
Total	$4,855,527	$(546,588,185)	—	$(541,732,658)

There were no transfers between levels during period ended June 30, 2014.

BLACKROCK FUNDS II	JUNE 30, 2014	63

Schedule of Investments June 30, 2014 (Unaudited)	BlackRock Investment Grade Bond Portfolio
(Percentages shown are based on Net Assets

Asset-Backed Securities	Par (000)		Value
Santander Consumer Acquired Receivables Trust, Series 2011-WO, Class C, 3.19%, 10/15/15 (a)	USD	259	$259,691
Santander Drive Auto Receivables Trust:
Series 2012-1, Class C, 3.78%, 11/15/17		356	365,459
Series 2012-5, Class A3, 0.83%, 12/15/16		351	351,456
Scholar Funding Trust, Series 2011-A, Class A, 1.13%, 10/28/43 (a)(b)		324	325,326
SLM Private Credit Student Loan Trust, Series 2004-B, Class A2, 0.43%, 6/15/21 (b)		371	368,146
Total Asset-Backed Securities — 2.2%			1,670,078

Corporate Bonds	Par (000)		Value
Aerospace & Defense — 0.3%
Huntington Ingalls Industries, Inc., 6.88%, 3/15/18		184	194,580
Airlines — 2.8%
American Airlines Pass-Through Trust, Series 2013-1, Class A, 4.00%, 1/15/27 (a)		389	396,460
Continental Airlines Pass-Through Trust, Series 2009-2, Class A, 7.25%, 5/10/21		220	257,622
Doric Nimrod Air Alpha Pass-Through Trust, Series 2013-1, 5.25%, 5/30/25 (a)		335	350,855
U.S. Airways Pass-Through Trust, Series 2013-1, Class A, 3.95%, 5/15/27		400	406,000
United Airlines Pass-Through Trust:
Series 2013-1, Class B, 5.38%, 2/15/23		225	234,000
Series 2014-1, Class B, 4.75%, 10/11/23		175	177,844
Virgin Australia Trust, Series 2013-1B, 6.00%, 4/23/22 (a)		359	375,917

			2,198,698
Auto Components — 1.3%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
3.50%, 3/15/17		50	50,563
4.88%, 3/15/19		137	141,110
TRW Automotive, Inc., 4.50%, 3/01/21 (a)		750	791,250

			982,923
Automobiles — 1.0%
General Motors Co.:
3.50%, 10/02/18 (a)		416	425,360
6.25%, 10/02/43 (a)		284	325,890

			751,250
Banks — 5.8%
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santander, 5.95%, 1/30/24 (a)(b)		375	394,219
BPCE SA, 4.00%, 4/15/24		250	255,213
CIT Group, Inc., 4.75%, 2/15/15 (a)		191	194,820
Citigroup, Inc., 6.13%, 11/21/17 (c)		775	886,404
Cooperatieve Centrale Raiffeisen- Boerenleenbank BA, 3.95%, 11/09/22		313	318,205
HSBC Bank USA, N.A., 5.88%, 11/01/34		250	300,903
ING Bank NV, 5.00%, 6/09/21 (a)		250	282,296
Intesa Sanpaolo SpA, 3.13%, 1/15/16		490	503,673
Macquarie Bank Ltd., 2.00%, 8/15/16 (a)		425	432,719
Oversea-Chinese Banking Corp. Ltd., 4.00%, 10/15/24		225	228,926
Royal Bank of Scotland Group PLC:
6.13%, 12/15/22		25	27,343

Corporate Bonds	Par (000)		Value
Banks (concluded)
6.00%, 12/19/23	USD	270	$291,925
5.13%, 5/28/24		100	101,540
Wells Fargo & Co.:
3.45%, 2/13/23		217	215,938
4.10%, 6/03/26		100	101,260

			4,535,384
Biotechnology — 1.3%
Amgen, Inc.:
5.85%, 6/01/17		375	422,875
3.63%, 5/22/24		375	378,317
5.38%, 5/15/43		163	179,867

			981,059
Capital Markets — 1.0%
The Goldman Sachs Group, Inc.:
1.83%, 11/29/23 (b)		75	77,301
6.75%, 10/01/37		250	300,759
Morgan Stanley, 5.00%, 11/24/25		375	399,963

			778,023
Chemicals — 1.0%
CF Industries, Inc.:
6.88%, 5/01/18		250	293,928
5.38%, 3/15/44		75	80,418
LyondellBasell Industries NV, 5.00%, 4/15/19		300	338,393
Monsanto Co.:
2.75%, 7/15/21		30	29,988
3.38%, 7/15/24		70	70,463

			813,190
Commercial Services & Supplies — 2.2%
Aviation Capital Group Corp., 3.88%, 9/27/16 (a)(c)		1,075	1,112,625
Ceridian LLC, 8.88%, 7/15/19		200	226,000
HD Supply, Inc., 11.00%, 4/15/20		300	353,625

			1,692,250
Communications Equipment — 0.5%
Brocade Communications Systems, Inc., 6.88%, 1/15/20		400	422,000
Consumer Finance — 3.2%
Ally Financial Inc., 8.00%, 11/01/31		175	223,781
Capital One Financial Corp., 4.75%, 7/15/21		409	455,009
Discover Financial Services, 3.85%, 11/21/22		356	362,456
Ford Motor Credit Co. LLC:
1.70%, 5/09/16		400	405,093
4.38%, 8/06/23		475	507,266
Navient LLC, 3.88%, 9/10/15		500	510,000

			2,463,605
Containers & Packaging — 0.2%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg SA, 7.88%, 8/15/19		175	190,531
Diversified Financial Services — 5.2%
Bank of America Corp.:
6.00%, 9/01/17		970	1,095,844
4.00%, 4/01/24		250	255,133
5.88%, 2/07/42		127	150,824
CNH Industrial Capital LLC:
3.88%, 11/01/15		285	290,700
3.25%, 2/01/17		125	126,719
General Electric Capital Corp., 5.88%, 1/14/38		125	151,651
Hyundai Capital America:
1.88%, 8/09/16 (a)		425	431,253

64	BLACKROCK FUNDS II	JUNE 30, 2014

Schedule of Investments (continued)	BlackRock Investment Grade Bond Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Diversified Financial Services (concluded)
2.88%, 8/09/18 (a)	USD	425	$437,294
JPMorgan Chase & Co.:
3.88%, 2/01/24		125	128,722
5.63%, 8/16/43		250	282,595
Merrill Lynch & Co., Inc., 5.30%, 9/30/15		675	712,577

			4,063,312
Diversified Telecommunication Services — 2.9%
AT&T Inc., 4.30%, 12/15/42		82	77,622
Verizon Communications, Inc.:
3.65%, 9/14/18		325	347,581
5.15%, 9/15/23 (c)		800	895,274
6.40%, 9/15/33		425	520,599
3.85%, 11/01/42		498	438,471

			2,279,547
Electric Utilities — 3.5%
Berkshire Hathaway Energy Co., 5.95%, 5/15/37		300	366,119
Duke Energy Carolinas LLC, 6.10%, 6/01/37		249	312,219
Entergy Louisiana LLC, 4.05%, 9/01/23		200	212,974
Niagara Mohawk Power Corp., 4.88%, 8/15/19 (a)		249	278,464
Ohio Power Co., Series D, 6.60%, 3/01/33		229	293,351
Oncor Electric Delivery Co. LLC:
5.00%, 9/30/17		200	222,928
7.00%, 5/01/32		36	49,391
7.25%, 1/15/33		40	56,248
7.50%, 9/01/38		206	297,249
Puget Energy, Inc.:
6.00%, 9/01/21		175	206,239
5.63%, 7/15/22		275	319,246
The Toledo Edison Co.:
7.25%, 5/01/20		54	65,100
6.15%, 5/15/37		40	48,328

			2,727,856
Energy Equipment & Services — 1.1%
Petrofac Ltd., 3.40%, 10/10/18 (a)		175	181,660
Transocean, Inc.:
2.50%, 10/15/17		300	306,358
6.38%, 12/15/21		250	289,210
Weatherford International Ltd.:
4.50%, 4/15/22		40	42,530
5.95%, 4/15/42		40	45,364

			865,122
Food Products — 0.8%
HJ Heinz Finance Co., 7.13%, 8/01/39 (a)		400	436,000
Kellogg Co., 7.45%, 4/01/31		152	196,948

			632,948
Health Care Providers & Services — 0.3%
HCA, Inc., 7.25%, 9/15/20		189	202,466
Insurance — 2.0%
American International Group, Inc., 3.80%, 3/22/17		315	336,612
Genworth Holdings, Inc.:
7.70%, 6/15/20		200	246,478
7.63%, 9/24/21		231	289,410
International Lease Finance Corp., 6.50%, 9/01/14 (a)		77	77,578
Teachers Insurance & Annuity Association of America, 6.85%, 12/16/39 (a)		163	217,377
XLIT Ltd., 2.30%, 12/15/18		360	358,039

			1,525,494

Corporate Bonds	Par (000)		Value
Internet Software & Services — 0.4%
Zayo Group LLC/Zayo Capital, Inc., 8.13%, 1/01/20	USD	250	$272,500
Life Sciences Tools & Services — 0.8%
Life Technologies Corp., 6.00%, 3/01/20 (c)		540	631,144
Media — 2.9%
21st Century Fox America, Inc., 6.40%, 12/15/35		150	186,806
Comcast Corp., 6.95%, 8/15/37		99	133,456
COX Communications, Inc., 6.95%, 6/01/38 (a)		211	258,537
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.:
3.80%, 3/15/22		410	423,373
4.45%, 4/01/24		340	360,510
DISH DBS Corp., 6.63%, 10/01/14		475	480,937
The Interpublic Group of Cos., Inc., 2.25%, 11/15/17		175	178,011
Time Warner Cable, Inc., 6.55%, 5/01/37		185	230,194

			2,251,824
Metals & Mining — 0.9%
Freeport-McMoRan Copper & Gold, Inc., 5.45%, 3/15/43		245	254,184
Rio Tinto Finance USA Ltd.:
9.00%, 5/01/19		121	158,637
7.13%, 7/15/28		100	130,826
Southern Copper Corp., 6.75%, 4/16/40		175	190,279

			733,926
Multiline Retail — 0.2%
Dollar General Corp., 3.25%, 4/15/23		175	165,278
Oil, Gas & Consumable Fuels — 9.6%
Access Midstream Partners LP/ACMP Finance Corp., 6.13%, 7/15/22		338	373,490
Anadarko Petroleum Corp., 6.45%, 9/15/36		150	191,287
Continental Resources, Inc., 5.00%, 9/15/22		765	831,937
El Paso Natural Gas Co. LLC, 8.63%, 1/15/22		420	547,942
El Paso Pipeline Partners Operating Co. LLC, 6.50%, 4/01/20		304	356,097
Energy Transfer Partners LP:
4.15%, 10/01/20		300	317,167
6.50%, 2/01/42		200	238,863
Enterprise Products Operating LLC, 6.45%, 9/01/40		106	133,196
Kinder Morgan Energy Partners LP, 6.38%, 3/01/41		382	447,569
MEG Energy Corp., 6.50%, 3/15/21 (a)		349	369,940
Petrohawk Energy Corp., 6.25%, 6/01/19		388	419,040
Pioneer Natural Resources Co., 5.88%, 7/15/16		320	350,168
Plains Exploration & Production Co., 6.50%, 11/15/20		515	574,869
Sabine Pass Liquefaction LLC, 5.75%, 5/15/24		155	161,588
Sabine Pass LNG LP, 7.50%, 11/30/16		200	221,000
Tennessee Gas Pipeline Co. LLC, 7.00%, 10/15/28		9	11,499
Valero Energy Corp., 6.63%, 6/15/37		285	354,122
Western Gas Partners LP:
2.60%, 8/15/18		425	433,021
4.00%, 7/01/22		357	369,740
The Williams Cos., Inc.:
3.70%, 1/15/23		478	459,806
4.55%, 6/24/24		35	35,347
Williams Partners LP, 3.90%, 1/15/25		235	236,084

			7,433,772

BLACKROCK FUNDS II	JUNE 30, 2014	65

Schedule of Investments (continued)	BlackRock Investment Grade Bond Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Pharmaceuticals — 4.3%
AbbVie, Inc., 2.90%, 11/06/22	USD	467	$451,605
Forest Laboratories, Inc., 4.38%, 2/01/19		410	442,312
Hospira, Inc., 5.20%, 8/12/20		500	547,256
Mylan, Inc., 2.60%, 6/24/18		375	380,902
Perrigo Co. PLC, 4.00%, 11/15/23 (a)		375	381,137
Teva Pharmaceutical Finance Co. BV, 2.95%, 12/18/22 (c)		924	888,637
Valeant Pharmaceuticals International, Inc., 6.75%, 8/15/18 (a)		214	230,585

			3,322,434
Real Estate Investment Trusts (REITs) — 2.3%
American Tower Corp.:
4.50%, 1/15/18		604	658,114
5.90%, 11/01/21		146	168,254
ARC Properties Operating Partnership LP/Clark Acquisition LLC, 4.60%, 2/06/24		375	384,569
GLP Capital LP/GLP Financing II, Inc., 4.38%, 11/01/18 (a)		175	180,688
HCP, Inc., 6.75%, 2/01/41		320	424,310

			1,815,935
Road & Rail — 0.3%
Penske Truck Leasing Co. LP/PTL Finance Corp., 3.38%, 3/15/18 (a)		196	205,499
Specialty Retail — 1.1%
QVC, Inc.:
7.50%, 10/01/19 (a)		427	448,806
4.38%, 3/15/23		391	397,177

			845,983
Technology Hardware, Storage & Peripherals — 0.4%
Seagate HDD Cayman, 3.75%, 11/15/18 (a)		275	281,187
Tobacco — 1.6%
Altria Group, Inc., 10.20%, 2/06/39		105	178,254
Imperial Tobacco Finance PLC, 2.05%, 2/11/18 (a)		300	301,772
Lorillard Tobacco Co., 7.00%, 8/04/41		213	260,676
Philip Morris International, Inc., 4.50%, 3/20/42		500	508,761

			1,249,463
Wireless Telecommunication Services — 3.7%
Alltel Corp., 7.88%, 7/01/32		314	435,131
America Movil SAB de CV:
3.13%, 7/16/22		200	196,800
6.13%, 11/15/37		200	234,408
CC Holdings GS V LLC/Crown Castle GS III Corp., 2.38%, 12/15/17		231	235,239
Crown Castle Towers LLC, 6.11%, 1/15/40 (a)		604	710,924
SBA Tower Trust, 4.25%, 4/15/40 (a)		471	483,635
Sprint Communications, Inc., 9.00%, 11/15/18 (a)		175	212,188
Sprint Corp., 7.88%, 9/15/23 (a)		75	83,438
T-Mobile USA, Inc., 6.84%, 4/28/23		175	190,531
Vodafone Group PLC, 4.38%, 2/19/43		64	61,035

			2,843,329
Total Corporate Bonds — 64.9%			50,352,512

Foreign Agency Obligations	Par (000)		Value
CNOOC Nexen Finance 2014 ULC, 4.25%, 4/30/24	USD	275	$281,967
Petrobras Global Finance BV, 6.25%, 3/17/24		100	106,440
Petrobras International Finance Co., 3.88%, 1/27/16		800	824,840
Petroleos Mexicanos:
3.50%, 7/18/18		462	485,562
3.50%, 1/30/23		215	209,948
6.50%, 6/02/41		214	248,775
Total Foreign Agency Obligations — 2.8%			2,157,532

Foreign Government Obligations	Par (000)		Value
Colombia — 0.3%
Republic of Colombia, 5.63%, 2/26/44		200	224,000
Mexico — 0.9%
United Mexican States:
4.75%, 3/08/44		373	380,460
5.75%, 10/12/10		294	311,934

			692,394
Turkey — 0.4%
Republic of Turkey, 6.63%, 2/17/45		300	347,250
Total Foreign Government Obligations — 1.6%			1,263,644

Non-Agency Mortgage-Backed Securities	Par (000)		Value
Commercial Mortgage-Backed Securities — 0.4%
GE Capital Commercial Mortgage Corp., Series 2005-C1, Class A3, 4.58%, 6/10/48		24	24,363
LB-UBS Commercial Mortgage Trust, Series 2006-C3, Class A1A, 5.64%, 3/15/39 (b)		115	122,950
Morgan Stanley Capital I Trust, Series 2007-HQ11, Class A1A, 5.42%, 2/12/44 (b)		130	139,850
Total Non-Agency Mortgage-Backed Securities — 0.4%			287,163

Preferred Securities	Par (000)		Value
Capital Trusts
Banks — 0.6%
Citigroup, Inc.:
5.90% (d)		40	40,400
5.95% (d)		10	10,100
6.30% (d)		30	30,563
Société Générale SA, 6.00% (d)		200	197,000
Wells Fargo & Co., 5.90% (b)(d)		160	169,720

			447,783
Capital Markets — 0.4%
Credit Suisse Group AG, 7.50% (a)(b)(d)		200	221,380
Morgan Stanley, 5.45% (d)		100	101,824

			323,204

66	BLACKROCK FUNDS II	JUNE 30, 2014

Schedule of Investments (continued)	BlackRock Investment Grade Bond Portfolio
(Percentages shown are based on Net Assets)

Preferred Securities	Par (000)		Value
Diversified Financial Services — 3.3%
Bank of America Corp., 5.20% (b)(d)	USD	400	$383,000
General Electric Capital Corp., 6.25% (b)(d)		400	445,000
JPMorgan Chase & Co.:
7.90% (b)(d)		224	250,320
6.75% (b)(d)		725	780,281
Voya Financial, Inc., 5.65%, 5/15/53 (b)		302	307,285
ZFS Finance USA Trust V, 6.50%, 5/09/37 (a)(b)		370	395,900

			2,561,786
Insurance — 1.8%
The Allstate Corp.:
5.75%, 8/15/53 (b)		325	349,068
6.50%, 5/15/57 (b)		100	109,000
American International Group, Inc., 8.18%, 5/15/58 (b)		220	303,050
Lincoln National Corp., 7.00%, 5/17/66 (b)		46	47,840
MetLife, Inc., 6.40%, 12/15/36		372	415,710
Prudential Financial, Inc., 5.63%, 6/15/43 (b)		100	106,968
Reinsurance Group of America, Inc., 6.75%, 12/15/65 (b)		27	27,979

			1,359,615
Media — 1.1%
NBCUniversal Enterprise, Inc., 5.25% (a)(d)		853	891,385
Oil, Gas & Consumable Fuels — 1.1%
Enterprise Products Operating LLC, 7.03%, 1/15/68 (b)		750	856,050
Total Capital Trusts — 8.3%			6,439,823

Preferred Stocks	Shares
Banks — 0.7%
Citigroup, Inc., 6.88%		7	184,552
Wells Fargo & Co., 5.85%		15	377,194

			561,746
Capital Markets — 0.7%
The Goldman Sachs Group, Inc., 5.50% (b)		10	250,709
State Street Corp., 5.90%		9	238,289

			488,998
Total Preferred Stocks — 1.4%			1,050,744
Total Preferred Securities — 9.7%			7,490,567

Taxable Municipal Bonds	Par (000)		Value
Connecticut State Health & Educational Facility Authority RB, Series A-2, 5.00%, 7/01/40	USD	125	139,023
Connecticut State Health & Educational Facility Authority RB, Series Z-1, 5.00%, 7/01/42		125	133,234
Dallas/Fort Worth International Airport RB, Series A, 5.00%, 11/01/43		75	78,176
Metropolitan Washington Airports Authority RB, 5.00%, 10/01/53		35	36,293
Municipal Electric Authority of Georgia RB, 6.64%, 4/01/57		425	518,262
New Jersey Economic Development Authority RB, 5.38%, 1/01/43		125	133,276
New Jersey Transportation Trust Fund Authority RB, Series AA, 5.00%, 6/15/33		200	216,188
Pajaro Valley Unified School District GO, Series A, 5.00%, 8/01/43		185	198,962

Taxable Municipal Bonds	Par (000)		Value
South Carolina State Public Service Authority RB:
5.00%, 12/01/48	USD	125	$133,706
5.50%, 12/01/53		125	137,419
Total Taxable Municipal Bonds — 2.2%			1,724,539

U.S. Government Sponsored Agency Securities	Par (000)		Value
Agency Obligations — 0.6%
FREMF Mortgage Trust, Series 2012-K705, Class B, 4.16%, 9/25/44 (b)		398	423,901
Collateralized Mortgage Obligations — 1.8%
Fannie Mae, Series 2003-49, Class YD, 5.50%, 6/25/23-6/25/41		688	768,859
Freddie Mac, Series 3859, Class JB, 5.00%, 5/15/41		426	472,128
Ginnie Mae:
Series 2006-6, Class C, 4.99%, 2/16/44 (b)		20	20,034
Series 2006-42, Class B, 5.22%, 8/16/46 (b)		147	148,303

			1,409,324
Mortgage-Backed Securities — 0.4%
Fannie Mae Mortgage-Backed Securities:
2.22%, 2/01/35 (b)		195	206,606
2.44%, 1/01/35 (b)		42	44,553
7.00%, 1/01/31		2	1,991
Freddie Mac Mortgage-Backed Securities, 7.00%, 12/01/29-4/01/32		6	6,382
Ginnie Mae Mortgage-Backed Securities:
1.75%, 5/20/34 (b)		44	45,406
5.50%, 4/15/33-8/15/33		13	14,078
7.00%, 9/15/31-5/15/32		12	13,598

			332,614
Total U.S. Government Sponsored Agency Securities — 2.8%			2,165,839

U.S. Treasury Obligations	Par (000)		Value
U.S. Treasury Bonds:
3.75%, 11/15/43		262	282,960
3.63%, 2/15/44		225	237,445
U.S. Treasury Notes:
0.25%, 2/29/16		2,230	2,227,821
1.50%, 5/31/19		285	283,575
2.25%, 4/30/21		3,600	3,635,438
2.75%, 2/15/24		2,050	2,096,605
Total U.S. Treasury Obligations — 11.3%			8,763,844
Total Long-Term Investments (Cost — $72,214,444) — 97.9%			75,875,718

BLACKROCK FUNDS II	JUNE 30, 2014	67

Schedule of Investments (continued)	BlackRock Investment Grade Bond Portfolio
(Percentages shown are based on Net Assets)

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (e)(f)	5,025,640	$5,025,640
Total Short-Term Securities (Cost — $5,025,640) — 6.5%		5,025,640

Options Purchased		Value
(Cost — $810,450) — 0.5%		422,612
Total Investments Before Options Written (Cost — $78,050,534*) — 104.9%		81,323,970

Options Written	Value
(Premiums Received — $540,940) — (0.3)%	$(228,000)
Total Investments Net of Options Written — 104.6%	81,095,970
Liabilities in Excess of Other Assets — (4.6)%	(3,554,262)

Net Assets — 100.0%	$77,541,708

Notes to Schedule of Investments

*	As of June 30, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$78,174,932

Gross unrealized appreciation	$3,750,362
Gross unrealized depreciation	(601,324)

Net unrealized appreciation	$3,149,038

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate shown is as of report date.

(c)	All or a portion of security has been pledged as collateral in connection with outstanding reverse repurchase agreements.

(d)	Security is perpetual in nature and has no stated maturity date.

(e)	Investments in issuers considered to be an affiliate of the Fund during the period ended June 30, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at September 30, 2013	Net Activity	Shares Held at June 30, 2014	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	7,978,643	(2,953,003)	5,025,640	$1,342

(f)	Represents the current yield as of report date.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Reverse repurchase agreements outstanding as of June 30, 2014 were as follows:

Counterparty	Interest Rate[1]	Trade Date	Maturity Date[2]	Face Value	Face Value Including Accrued Interest
BNP Paribas Securities Corp.	0.36%	1/22/14	Open	$609,000	$609,974
BNP Paribas Securities Corp.	0.36%	1/22/14	Open	809,000	810,294
BNP Paribas Securities Corp.	0.36%	1/22/14	Open	836,000	837,338
BNP Paribas Securities Corp.	0.36%	1/22/14	Open	903,000	904,445
Deutsche Bank Securities, Inc.	0.59%	1/22/14	Open	1,001,000	1,003,625
Total				$4,158,000	$4,165,676

[1]	Rate shown is as of report date.

[2]	Certain agreements have no stated maturity and can be terminated by either party at any time.

68	BLACKROCK FUNDS II	JUNE 30, 2014

Schedule of Investments (continued)	BlackRock Investment Grade Bond Portfolio

•	Financial futures contracts outstanding as of June 30, 2014 were as follows:

Contracts Purchased/ (Sold)	Issue	Exchange	Expiration	Notional Value		Unrealized Appreciation (Depreciation)
16	U.S. Treasury Notes (2 Year)	Chicago Board of Trade	September 2014	USD	3,513,500	$(1,664)
126	U.S. Treasury Notes (5 Year)	Chicago Board of Trade	September 2014	USD	15,052,078	(5,891)
(97)	U.S. Treasury Notes (10 Year)	Chicago Board of Trade	September 2014	USD	12,141,672	(3,998)
(14)	U.S. Treasury Bonds (30 Year)	Chicago Board of Trade	September 2014	USD	1,920,625	(12,712)
47	U.S. Ultra Treasury Bonds	Chicago Board of Trade	September 2014	USD	7,047,063	46,278
Total						$22,013

•	Forward foreign currency exchange contracts outstanding as of June 30, 2014 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
USD	27,642	EUR	20,000	Barclays Bank PLC	7/23/14	$254

•	Exchange-traded options purchased as of June 30, 2014 were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Euro Dollar 1-Year Mid-Curve	Put	USD	98.75	12/12/14	200	$32,500

•	OTC interest rate swaptions purchased as of June 30, 2014 were as follows:

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Market Value
30-Year Interest Rate Swap	Royal Bank of Scotland PLC	Call	3.25%	Receive	3-month LIBOR	7/11/14	USD	1,300	$3,631
30-Year Interest Rate Swap	Barclays Bank PLC	Call	3.25%	Receive	3-month LIBOR	8/01/14	USD	1,000	6,785
30-Year Interest Rate Swap	Citibank N.A.	Call	3.30%	Receive	3-month LIBOR	5/22/17	USD	900	49,422
10-Year Interest Rate Swap	Barclays Bank PLC	Put	3.30%	Pay	3-month LIBOR	8/22/14	USD	10,000	927
30-Year Interest Rate Swap	Citibank N.A.	Put	4.30%	Pay	3-month LIBOR	5/22/17	USD	900	40,052
5-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	Put	4.50%	Pay	3-month LIBOR	8/07/18	USD	17,200	289,295
Total									$390,112

•	OTC interest rate swaptions written as of June 30, 2014 were as follows:

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Market Value
5-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	Put	6.00%	Receive	3-month LIBOR	8/07/18	USD	34,400	$(228,000)

•	Centrally cleared credit default swaps - buy protection outstanding as of June 30, 2014 were as follows:

Index	Pay Fixed Rate	Clearinghouse	Expiration Date	Notional Amount (000)		Unrealized Depreciation
CDX.NA.IG Series 21 Version 1	1.00%	Chicago Mercantile	12/20/18	USD	2,800	$(19,237)

BLACKROCK FUNDS II	JUNE 30, 2014	69

Schedule of Investments (continued)	BlackRock Investment Grade Bond Portfolio

•	Centrally cleared interest rate swaps outstanding as of June 30, 2014 were as follows:

Fixed Rate	Floating Rate	Clearinghouse	Effective Date	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
1.45%[1]	3-month LIBOR	Chicago Mercantile	N/A	10/28/18	USD	1,300	$(1,021)
1.50%[1]	3-month LIBOR	Chicago Mercantile	10/03/14[2]	11/30/18	USD	900	3,309
1.78%[1]	3-month LIBOR	Chicago Mercantile	N/A	1/17/19	USD	700	(12,445)
3.71%[1]	3-month LIBOR	Chicago Mercantile	N/A	10/18/43	USD	2,600	(230,990)
3.80%[3]	3-month LIBOR	Chicago Mercantile	N/A	12/04/43	USD	1,000	101,694
Total							$(139,453)

[1]	Fund pays the fixed rate and receives the floating rate.

[2]	Forward swap.

[3]	Fund pays the floating rate and receives the fixed rate.

•	OTC credit default swaps - buy protection outstanding as of June 30, 2014 were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Market Value	Premiums Paid (Received)	Unrealized Depreciation
Staples, Inc.	1.00%	JPMorgan Chase Bank N.A.	3/20/17	USD	200	$(1,110)	—	$(1,110)
Staples, Inc.	1.00%	JPMorgan Chase Bank N.A.	3/20/17	USD	50	(277)	$(44)	(233)
CIGNA Corp.	1.00%	Citibank N.A.	9/20/17	USD	675	(18,080)	(997)	(17,083)
General Dynamics Corp.	1.00%	Credit Suisse International	9/20/17	USD	955	(27,460)	(15,262)	(12,198)
Lockheed Martin Corp.	1.00%	Credit Suisse International	9/20/17	USD	955	(27,824)	(5,267)	(22,557)
Northrop Grumman Corp.	1.00%	Credit Suisse International	9/20/17	USD	805	(23,463)	(11,831)	(11,632)
Raytheon Co.	1.00%	Credit Suisse International	9/20/17	USD	805	(23,310)	(12,606)	(10,704)
Cardinal Health, Inc.	1.00%	Barclays Bank PLC	12/20/18	USD	2,000	(66,581)	(53,024)	(13,557)
International Business Machines Corp.	1.00%	Citibank N.A.	12/20/18	USD	2,000	(59,655)	(53,024)	(6,631)
Boston Scientific Corp.	1.00%	Credit Suisse International	12/20/18	USD	2,000	(45,501)	(22,211)	(23,290)
Microsoft Corp.	1.00%	Credit Suisse International	12/20/18	USD	2,000	(61,918)	(51,206)	(10,712)
Abbott Laboratories	1.00%	JPMorgan Chase Bank N.A.	12/20/18	USD	2,000	(71,033)	(61,095)	(9,938)
Hewlett-Packard Co.	1.00%	JPMorgan Chase Bank N.A.	12/20/18	USD	500	(8,748)	13,498	(22,246)
Pitney Bowes, Inc.	1.00%	Credit Suisse International	3/20/19	USD	750	(6,606)	6,362	(12,968)
Citigroup, Inc.	1.00%	Deutsche Bank AG	3/20/19	USD	800	(15,253)	(3,150)	(12,103)
Yum! Brands, Inc.	1.00%	Deutsche Bank AG	3/20/19	USD	1,000	(29,134)	(17,589)	(11,545)
Kohl’s Corp.	1.00%	JPMorgan Chase Bank N.A.	6/20/19	USD	267	2,061	5,343	(3,282)
The Western Union Co.	1.00%	Credit Suisse International	9/20/19	USD	1,325	21,724	24,475	(2,751)
Total						$(462,168)	$(257,628)	$(204,540)

70	BLACKROCK FUNDS II	JUNE 30, 2014

Schedule of Investments (continued)	BlackRock Investment Grade Bond Portfolio

•	OTC credit default swaps - sold protection outstanding as of June 30, 2014 were as follows:

Issuer	Receive Fixed Rate	Counterparty	Expiration Date	Issuer Credit Rating[1]	Notional Amount (000)[2]		Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
MetLife, Inc.	5.00%	Deutsche Bank AG	6/20/15	A-	USD	575	$28,581	$41,193	$(12,612)
Anadarko Petroleum Corp.	1.00%	Credit Suisse International	6/20/17	BBB-	USD	780	19,069	(23,342)	42,411
Comcast Corp.	1.00%	Credit Suisse International	9/20/17	A-	USD	975	26,046	2,647	23,399
WellPoint, Inc.	1.00%	Citibank N.A.	9/20/17	Not Rated	USD	675	16,474	(4,180)	20,654
PSEG Power LLC	1.00%	JPMorgan Chase Bank N.A.	9/20/18	BBB+	USD	400	4,723	(3,190)	7,913
PSEG Power LLC	1.00%	JPMorgan Chase Bank N.A.	9/20/18	BBB+	USD	200	2,361	(1,044)	3,405
PSEG Power LLC	1.00%	JPMorgan Chase Bank N.A.	9/20/18	BBB+	USD	175	2,066	(364)	2,430
Bank of America Corp.	1.00%	Deutsche Bank AG	3/20/19	A-	USD	800	14,818	5,681	9,137
Staples, Inc.	1.00%	JPMorgan Chase Bank N.A.	3/20/19	BBB-	USD	200	(8,507)	(11,062)	2,555
Staples, Inc.	1.00%	JPMorgan Chase Bank N.A.	3/20/19	BBB-	USD	50	(2,127)	(2,740)	613
Total							$103,504	$3,599	$99,905

[1]	Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

BLACKROCK FUNDS II	JUNE 30, 2014	71

Schedule of Investments (concluded)	BlackRock Investment Grade Bond Portfolio

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of June 30, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$1,670,078	—	$1,670,078
Corporate Bonds	—	50,352,512	—	50,352,512
Foreign Agency Obligations	—	2,157,532	—	2,157,532
Foreign Government Obligations	—	1,263,644	—	1,263,644
Non-Agency Mortgage-Backed Securities	—	287,163	—	287,163
Preferred Securities	$1,050,744	6,439,823	—	7,490,567
Taxable Municipal Bonds	—	1,724,539	—	1,724,539
U.S. Government Sponsored Agency Securities	—	2,165,839	—	2,165,839
U.S. Treasury Obligations	—	8,763,844	—	8,763,844
Short-Term Securities	5,025,640	—	—	5,025,640
Options Purchased:
Interest Rate Contracts	32,500	390,112	—	422,612
Total	$6,108,884	$75,215,086	—	$81,323,970

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Credit contracts	—	$112,517	—	$112,517
Foreign currency exchange contracts	—	254	—	254
Interest rate contracts	$46,278	105,003	—	151,281
Liabilities:
Credit contracts	—	(236,389)	—	(236,389)
Interest rate contracts	(24,265)	(472,456)	—	(496,721)
Total	$22,013	$(491,071)	—	$(469,058)

[1]    Derivative financial instruments are swaps, financial futures contracts, forward foreign currency exchange contracts and options written. Swaps, financial futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options written are shown at value.

The carrying amount or face value, including accrued interest, for certain of the Fund’s assets and/or liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of June 30, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency at value	$6,045	—	—	$6,045
Cash pledged for financial futures contracts	139,000	—	—	139,000
Cash pledged for centrally cleared swaps	200,000	—	—	200,000
Liabilities:
Reverse repurchase agreements	—	$(4,165,676)	—	(4,165,676)
Bank overdraft	—	(91,883)	—	(91,883)
Total	$345,045	$(4,257,559)	—	$(3,912,514)

There were no transfers between levels during the period ended June 30, 2014.

72	BLACKROCK FUNDS II	JUNE 30, 2014

Schedule of Investments June 30, 2014 (Unaudited)	BlackRock Low Duration Bond Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)		Value
ACAS CLO Ltd., Series 2007-1A, Class A1S, 0.44%, 4/20/21 (a)(b)	USD	2,744	$2,712,707
Aircraft Lease Securitisation Ltd., Series 2007-1A, Class G3, 0.41%, 5/10/32 (a)(b)		6,098	5,929,850
American Homes 4 Rent, Series 2014-SFR1, Class A, 1.25%, 6/17/31 (a)(b)		6,345	6,353,604
AmeriCredit Automobile Receivables Trust:
Series 2011-3, Class D, 4.04%, 7/10/17		10,769	11,147,907
Series 2012-4, Class B, 1.31%, 11/08/17		3,270	3,290,209
Series 2013-2, Class B, 1.19%, 5/08/18		10,190	10,218,175
Series 2013-2, Class C, 1.79%, 3/08/19		3,250	3,278,031
APOLLO Trust, Series 2009-1, Class A3, 3.96%, 6/03/17 (b)	AUD	7,184	6,841,461
AUTO ABS FCT Compartiment, Series 2013-2, Class A, 1.11%, 1/27/23 (b)	EUR	13,200	18,088,898
BA Credit Card Trust, Series 2014-A1, Class A, 0.53%, 6/15/21 (b)	USD	15,055	15,055,482
Bear Stearns Asset-Backed Securities I Trust, Series 2006-HE10, Class 21A1, 0.22%, 12/25/36 (b)		220	217,612
Berica ABS S.r.l., Series 2012-2, Class A1, 0.62%, 11/30/51 (b)	EUR	8,505	11,519,034
Chase Issuance Trust, Series 2013-A8, Class A8, 1.01%, 10/15/18	USD	18,405	18,461,080
Chrysler Capital Auto Receivables Trust, Series 2014-AA, Class D, 2.64%, 7/15/21 (a)		11,845	11,858,716
Citibank Credit Card Issuance Trust:
Series 2007-A8, Class A8, 5.65%, 9/20/19		37,660	42,773,399
Series 2013-A6, Class A6, 1.32%, 9/07/18		29,287	29,567,335
Citibank Omni Master Trust, Series 2009-A14X, Class A14, 2.90%, 8/15/18 (b)		5,000	5,015,085
Conseco Financial Corp., Series 1993-4, Class A5, 7.05%, 1/15/19		39	39,993
Cornerstone CLO Ltd., Series 2007-1A, Class A1S, 0.45%, 7/15/21 (a)(b)		15,600	15,352,022
Countrywide Asset-Backed Certificates:
Series 2005-17, Class 1AF2, 5.09%, 5/25/36 (b)		2,221	2,519,748
Series 2007-3, Class 2A1, 0.25%, 5/25/47 (b)		322	318,848
Series 2007-7, Class 2A2, 0.31%, 10/25/47 (b)		5,243	5,151,411
Credit Acceptance Auto Loan Trust, Series 2013-2A, Class B, 2.26%, 10/15/21 (a)		6,000	6,077,730
Crusade ABS Trust, Series 2012-1, Class A, 3.66%, 7/12/23 (b)	AUD	11,232	10,609,560
Discover Card Execution Note Trust, Series 2013-A5, Class A5, 1.04%, 4/15/19	USD	8,915	8,944,999
Dryden XVI-Leveraged Loan CDO, Series 2006-16A, Class A1, 0.48%, 10/20/20 (a)(b)		9,385	9,291,501
Ford Credit Floorplan Master Owner Trust, Series 2012-4, Class C, 1.39%, 9/15/16		7,005	7,015,543
GAMMA Sociedade de Titularizacao de Creditos SA/Atlantes SME, Series 3, Class A, 2.17%, 12/28/43 (b)	EUR	8,850	12,185,041
Heller Financial, Series 1998-1, Class A, 0.87%, 7/15/24 (a)(b)	USD	506	271,856
HLSS Servicer Advance Receivables Backed Notes, Series 2013-T6, Class AT6, 1.29%, 9/15/44 (a)		7,500	7,503,750
HLSS Servicer Advance Receivables Trust:
Series 2013-T1, Class A2, 1.50%, 1/16/46 (a)		3,000	3,001,500

Asset-Backed Securities	Par (000)		Value
Series 2014-T1, Class AT1, 1.24%, 1/17/45 (a)	USD	5,420	$5,424,336
IFC SBA Loan-Backed Adjustable Rate Certificate, Series 1997-1, Class A, 1.25%, 1/15/24 (a)(b)		145	145,522
ING Investment Management CLO Ltd., Series 2012-1RA, Class A1R, 1.43%, 3/14/22 (a)(b)		25,000	24,948,200
Katonah Ltd., Series 2007-10A, Class A2B, 0.47%, 4/17/20 (a)(b)		9,493	9,389,931
MASTR Asset-Backed Securities Trust, Series 2005-FRE1, Class A4, 0.40%, 10/25/35 (b)		76	75,769
Mayport CLO Ltd., Series 2006-1A, Class A1L, 0.48%, 2/22/20 (a)(b)		3,844	3,830,955
MBNA Credit Card Master Note Trust, Series 2005-B3, Class B3, 0.63%, 3/19/18 (b)	EUR	7,963	10,834,565
Muir Woods CLO Ltd., Series 2012-1A, Class X, 1.49%, 9/14/23 (a)(b)	USD	1,875	1,872,999
Neuberger Berman CLO Ltd., Series 2012-12A, Class X, 1.49%, 7/25/23 (a)(b)		1,250	1,249,993
OHA Intrepid Leveraged Loan Fund Ltd., Series 2011-1AR, Class AR, 1.16%, 4/20/21 (a)(b)		17,474	17,382,752
OHA Park Avenue CLO I Ltd., Series 2007-1A, Class A1B, 0.47%, 3/14/22 (a)(b)		15,201	14,932,645
OneMain Financial Issuance Trust, Series 2014-1A, Class A, 2.43%, 6/18/24 (a)		19,955	19,954,601
Opera Germany No. 2 PLC, Series 2, Class A, 0.52%, 10/20/14 (b)	EUR	16,228	22,155,013
Palmer Square CLO Ltd., Series 2014-1A, Class A1, 1.49%, 10/17/22 (a)(b)	USD	15,000	15,000,000
PFS Financing Corp., Series 2014-AA, Class B, 1.10%, 2/15/19 (a)(b)		4,400	4,400,625
Red & Black Auto France, Series 2012-1, Class A, 0.95%, 12/28/21 (b)	EUR	1,144	1,568,955
Regatta Funding Ltd., Series 2007-1A, Class A1L, 0.48%, 6/15/20 (a)(b)	USD	9,664	9,539,666
Residential Asset Mortgage Products, Inc. Trust, Series 2003-RZ3, Class A6, 3.90%, 3/25/33 (c)		1,865	1,904,045
Residential Asset Securities Corp. Trust, Series 2005-KS12, Class A2, 0.40%, 1/25/36 (b)		126	125,276
Santander Drive Auto Receivables Trust:
Series 2010-2, Class C, 3.89%, 7/17/17		8,293	8,361,122
Series 2011-S2A, Class B, 2.06%, 6/15/17 (a)		220	220,659
Series 2012-5, Class C, 2.70%, 8/15/18		2,670	2,744,605
Series 2012-6, Class C, 1.94%, 3/15/18		2,470	2,508,100
Series 2012-AA, Class B, 1.21%, 10/16/17 (a)		10,440	10,469,764
Series 2012-AA, Class C, 1.78%, 11/15/18 (a)		7,215	7,267,215
Series 2013-1, Class C, 1.76%, 1/15/19		19,880	20,058,701
Series 2013-3, Class C, 1.81%, 4/15/19		18,925	19,041,199
Series 2013-5, Class C, 2.25%, 6/17/19		12,000	12,110,904
Series 2013-A, Class C, 3.12%, 10/15/19 (a)		13,400	13,831,989
Series 2014-S5, Class R, 1.43%, 6/18/19 (a)		3,835	3,835,446
Series 2014-S6, Class R, 1.43%, 12/17/19 (a)		14,431	14,430,766
Series 2012-3, Class C, 3.01%, 4/16/18		17,630	18,077,661
SLM Private Credit Student Loan Trust:
Series 2003-B, Class A2, 0.63%, 3/15/22 (b)		4,221	4,216,403

BLACKROCK FUNDS II	JUNE 30, 2014	73

Schedule of Investments (continued)	BlackRock Low Duration Bond Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)		Value
Series 2004-B, Class A2, 0.43%, 6/15/21 (b)	USD	5,841	$5,789,595
SLM Private Education Loan Trust:
Series 2011-A, Class A3, 2.65%, 1/15/43 (a)(b)		6,258	6,680,621
Series 2011-B, Class A2, 3.74%, 2/15/29 (a)		7,950	8,399,573
Series 2011-C, Class A1, 1.55%, 12/15/23 (a)(b)		13,638	13,751,541
Series 2011-C, Class A2B, 4.54%, 10/17/44 (a)		8,725	9,384,706
Series 2012-B, Class A1, 1.25%, 12/15/21-8/15/23 (a)(b)		9,075	9,137,337
Series 2012-E, Class A1, 0.90%, 10/16/23 (a)(b)		3,035	3,047,522
Series 2013-C, Class A1, 1.00%, 2/15/22 (a)(b)		14,415	14,486,495
SLM Student Loan Trust:
Series 2003-11, Class A6, 0.98%, 12/15/25 (a)(b)		11,900	11,901,011
Series 2013-4, Class A, 0.70%, 6/25/27 (b)		14,376	14,455,008
Soundview Home Loan Trust, Series 2003-2, Class A2, 1.45%, 11/25/33 (b)		1,244	1,232,421
Torrens, Series 2013-1, Class A, 3.61%, 4/12/44 (b)	AUD	23,030	21,744,147
Triton European Loan Conduit PLC, Series 26X, Class H, 1.37%, 10/25/19 (b)	GBP	1,993	3,164,137
Turbo Finance 2 PLC, Series 2012-1, Class B, 5.50%, 2/20/19		8,282	14,394,284
Westbrook CLO Ltd., Series 2006-1A, Class A1, 0.47%, 12/20/20 (a)(b)	USD	12,380	12,238,526
WG Horizons CLO, Series 2006-1A, Class A1, 0.49%, 5/24/19 (a)(b)		14,462	14,269,578
World Financial Network Credit Card Master Trust, Series 2012-D, Class B, 3.34%, 4/17/23		5,630	5,552,458
Total Asset-Backed Securities — 20.2%			762,151,429

Corporate Bonds	Par (000)		Value
Aerospace & Defense — 0.1%
Huntington Ingalls Industries, Inc., 6.88%, 3/15/18		4,020	4,251,150
Air Freight & Logistics — 0.1%
Federal Express Corp. Pass-Through Trust, Series 2012, 2.63%, 1/15/18 (a)		3,034	3,082,984
Airlines — 2.1%
American Airlines Pass-Through Trust, Series 2013-2, Class B, 5.60%, 7/15/20 (a)		4,385	4,604,246
Continental Airlines Pass-Through Trust:
Series 2000-1, Class B, 8.39%, 5/01/22		4,309	4,589,268
Series 2003-ERJ1, Class RJO3, 7.88%, 1/02/20		288	311,416
Series 2009-1, 9.00%, 7/08/16		7,750	8,757,239
Delta Air Lines Pass-Through Trust:
Series 2010-1, Class B, 6.38%, 7/02/17 (a)		6,250	6,687,500
Series 2010-2, Class B, 6.75%, 11/23/15		2,000	2,140,000
Northwest Airlines Pass-Through Trust, Series 2002-1, Class G-2, 6.26%, 5/20/23		1,280	1,384,246
UAL Pass-Through Trust, Series 2009-2B, 12.00%, 1/15/16 (a)		3,141	3,557,712
United Airlines, Inc., 6.75%, 9/15/15 (a)		10,290	10,380,037
US Airways Pass-Through Trust:
Series 2011-1, Class C, 10.88%, 10/22/14		2,482	2,550,334

Corporate Bonds	Par (000)		Value
Airlines (concluded)
Series 2012-1, Class C, 9.13%, 10/01/15	USD	4,232	$4,496,254
Series 2012-2, Class C , 5.45%, 6/03/18		1,500	1,548,750
Virgin Australia Trust:
Series 2013-1A, 5.00%, 10/23/23 (a)		8,979	9,551,387
Series 2013-1B, 6.00%, 4/23/22 (a)		16,403	17,181,912

			77,740,301
Auto Components — 0.2%
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 3.50%, 3/15/17		5,500	5,561,875
Automobiles — 0.6%
General Motors Co., 3.50%, 10/02/18 (a)		12,581	12,864,073
Jaguar Land Rover Automotive PLC, 4.13%, 12/15/18 (a)		9,500	9,785,000

			22,649,073
Banks — 4.3%
ABN AMRO Bank NV, 1.03%, 10/28/16 (a)(b)		8,500	8,573,780
Barclays Bank PLC, 2.50%, 2/20/19		12,500	12,661,313
BPCE SA, 0.84%, 6/23/17 (b)		15,000	14,995,470
CIT Group, Inc., 4.25%, 8/15/17		15,455	16,121,497
Citigroup, Inc.:
1.70%, 7/25/16		19,626	19,883,964
6.00%, 8/15/17		12,000	13,582,476
First Republic Bank, 2.38%, 6/17/19		5,855	5,888,725
Huntington Bancshares, Inc., 2.60%, 8/02/18		2,000	2,033,910
The Huntington National Bank, 1.38%, 4/24/17		17,000	17,045,390
Intesa Sanpaolo SpA, 2.38%, 1/13/17		16,500	16,749,133
KeyCorp, 2.30%, 12/13/18		11,200	11,330,547
Regions Financial Corp., 2.00%, 5/15/18		20,800	20,726,763
Santander Holdings USA, Inc., 3.00%, 9/24/15		3,785	3,887,710

			163,480,678
Beverages — 0.0%
Constellation Brands, Inc., 7.25%, 5/15/17		1,214	1,391,547
Capital Markets — 6.2%
American Capital, Ltd., 6.50%, 9/15/18 (a)		7,181	7,647,765
Credit Suisse, 1.38%, 5/26/17		15,060	15,108,403
Deutsche Bank AG, 1.35%, 5/30/17		36,000	35,988,048
The Goldman Sachs Group, Inc.:
5.35%, 1/15/16		8,733	9,317,220
3.63%, 2/07/16		53,352	55,607,563
5.75%, 10/01/16		21,910	24,107,201
6.25%, 9/01/17		38,939	44,330,338
2.38%, 1/22/18		26,964	27,382,913
Morgan Stanley:
4.75%, 3/22/17		8,000	8,709,912
2.13%, 4/25/18		7,021	7,098,126

			235,297,489
Chemicals — 0.4%
Airgas, Inc., 4.50%, 9/15/14		2,880	2,903,849
Ashland, Inc., 3.00%, 3/15/16		5,000	5,100,000
Lubrizol Corp., 8.88%, 2/01/19		4,195	5,387,576

			13,391,425
Commercial Services & Supplies — 1.1%
The ADT Corp., 4.13%, 4/15/19 (d)		13,500	13,584,375
Aviation Capital Group Corp.:
3.88%, 9/27/16 (a)		14,855	15,374,925
4.63%, 1/31/18 (a)		1,000	1,054,735
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 4.88%, 11/15/17		2,695	2,802,800

74	BLACKROCK FUNDS II	JUNE 30, 2014

Schedule of Investments (continued)	BlackRock Low Duration Bond Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Commercial Services & Supplies (concluded)
Leucadia National Corp., 8.13%, 9/15/15	USD	6,450	$6,957,937

			39,774,772
Communications Equipment — 0.1%
Motorola Solutions, Inc., 6.00%, 11/15/17		4,592	5,214,023
Consumer Finance — 2.8%
Ally Financial Inc.:
5.50%, 2/15/17		15,000	16,256,250
6.25%, 12/01/17		1,770	1,977,975
Capital One Financial Corp.:
3.15%, 7/15/16		10,000	10,435,430
6.75%, 9/15/17		2,000	2,324,732
2.45%, 4/24/19		25,062	25,297,057
Ford Motor Credit Co. LLC:
4.21%, 4/15/16		1,800	1,899,727
3.98%, 6/15/16		1,790	1,891,443
1.72%, 12/06/17		47,000	47,019,129

			107,101,743
Diversified Financial Services — 5.5%
Bank of America Corp.:
1.25%, 1/11/16		14,712	14,822,340
6.50%, 8/01/16 (d)		25,304	28,046,675
5.75%, 12/01/17		14,925	16,834,206
5.65%, 5/01/18		4,595	5,208,602
2.60%, 1/15/19		39,697	40,163,956
2.65%, 4/01/19		9,252	9,377,827
Banque Federative du Credit Mutuel SA, 1.08%, 10/28/16 (a)(b)		3,276	3,298,581
CNH Industrial Capital LLC:
3.88%, 11/01/15		4,020	4,100,400
6.25%, 11/01/16		7,500	8,137,500
General Motors Financial Co., Inc.:
2.75%, 5/15/16		8,145	8,267,175
4.75%, 8/15/17		1,930	2,053,037
3.25%, 5/15/18		1,450	1,471,750
JPMorgan Chase & Co.:
3.45%, 3/01/16		16,776	17,506,092
1.35%, 2/15/17		12,000	12,042,624
2.00%, 8/15/17		11,000	11,186,483
1.80%, 1/25/18		1,405	1,411,790
Voya Financial, Inc., 2.90%, 2/15/18		22,549	23,366,176

			207,295,214
Diversified Telecommunication Services — 2.2%
British Telecommunications PLC, 2.00%, 6/22/15		9,216	9,346,821
Intelsat Jackson Holdings SA, 8.50%, 11/01/19		3,590	3,814,375
Verizon Communications, Inc.:
2.50%, 9/15/16		60,000	61,844,580
2.55%, 6/17/19		5,000	5,072,290
Windstream Corp., 7.88%, 11/01/17		704	810,480

			80,888,546
Electric Utilities — 0.3%
AES Corp., 8.00%, 10/15/17		424	493,960
Kentucky Power Co., 6.00%, 9/15/17 (a)		1,000	1,141,020
Oncor Electric Delivery Co. LLC, 6.38%, 1/15/15		5,960	6,141,160
Pepco Holdings, Inc., 2.70%, 10/01/15		3,765	3,839,174

			11,615,314
Electronic Equipment, Instruments & Components — 0.2%
Jabil Circuit, Inc., 7.75%, 7/15/16		6,642	7,513,763
Energy Equipment & Services — 0.2%
Transocean, Inc., 4.95%, 11/15/15		5,659	5,966,635

Corporate Bonds	Par (000)		Value
Food Products — 0.2%
Nabisco, Inc., 7.55%, 6/15/15	USD	6,425	$6,851,414
Health Care Equipment & Supplies — 0.6%
Biomet, Inc.:
6.50%, 8/01/20		4,000	4,310,000
6.50%, 10/01/20		8,750	9,340,625
Boston Scientific Corp., 6.25%, 11/15/15		5,605	6,013,391
ConvaTec Healthcare E SA, 10.50%, 12/15/18 (a)		2,300	2,489,750

			22,153,766
Health Care Providers & Services — 1.7%
CHS/Community Health Systems, Inc., 5.13%, 8/15/18		8,000	8,390,000
Coventry Health Care, Inc., 5.95%, 3/15/17		6,403	7,199,111
HCA, Inc.:
6.50%, 2/15/16		9,860	10,611,825
3.75%, 3/15/19		8,400	8,473,500
7.25%, 9/15/20		1,482	1,587,593
Tenet Healthcare Corp., 8.00%, 8/01/20		11,200	12,138,000
WellPoint, Inc.:
2.38%, 2/15/17		925	951,124
1.88%, 1/15/18		11,000	11,077,220
2.30%, 7/15/18		4,000	4,075,112

			64,503,485
Hotels, Restaurants & Leisure — 0.3%
Caesars Entertainment Operating Co., Inc., 11.25%, 6/01/17		1,950	1,784,250
Carnival Corp.:
1.20%, 2/05/16		3,000	3,017,775
1.88%, 12/15/17		5,945	5,979,386

			10,781,411
Household Durables — 1.2%
D.R. Horton, Inc., 4.75%, 5/15/17		1,980	2,098,800
Jarden Corp., 7.50%, 5/01/17		1,750	1,986,250
Lennar Corp.:
4.75%, 12/15/17		4,332	4,581,090
4.50%, 6/15/19		3,500	3,583,125
M/I Homes, Inc., 8.63%, 11/15/18		15,750	16,773,750
Shea Homes LP/Shea Homes Funding Corp., 8.63%, 5/15/19		13,880	15,129,200
Toll Brothers Finance Corp., 8.91%, 10/15/17		1,710	2,052,000

			46,204,215
Independent Power and Renewable Electricity Producers — 0.7%
AES Corp., 3.23%, 6/01/19 (b)		13,025	13,122,687
Ipalco Enterprises, Inc., 7.25%, 4/01/16 (a)		10,884	11,863,560

			24,986,247
Insurance — 3.2%
AIA Group Ltd., 2.25%, 3/11/19 (a)		6,215	6,219,176
American International Group, Inc.:
5.60%, 10/18/16		24,000	26,385,576
5.45%, 5/18/17		2,535	2,828,102
8.25%, 8/15/18		11,794	14,652,972
Aon Corp., 3.13%, 5/27/16		7,841	8,162,638
AXIS Specialty Finance PLC, 2.65%, 4/01/19		8,000	8,068,952
The Hartford Financial Services Group, Inc., 4.00%, 10/15/17		1,711	1,846,279
Jackson National Life Global Funding, 2.30%, 4/16/19 (a)		12,000	12,067,651
Lincoln National Corp., 4.30%, 6/15/15		10,880	11,243,718
Marsh & McLennan Cos., Inc., 9.25%, 4/15/19		13,700	17,882,459
XLIT Ltd.:
5.25%, 9/15/14		5,300	5,352,279

BLACKROCK FUNDS II	JUNE 30, 2014	75

Schedule of Investments (continued)	BlackRock Low Duration Bond Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Insurance (concluded)
2.30%, 12/15/18	USD	4,000	$3,978,212

			118,688,014
Internet & Catalog Retail — 0.3%
QVC, Inc., 3.13%, 4/01/19		12,253	12,461,424
IT Services — 0.5%
Computer Sciences Corp., 2.50%, 9/15/15		5,631	5,731,682
Fiserv, Inc., 6.80%, 11/20/17		5,000	5,785,655
The Western Union Co., 2.38%, 12/10/15		8,000	8,160,840

			19,678,177
Machinery — 0.4%
Case New Holland Industrial, Inc., 7.88%, 12/01/17		2,050	2,388,250
Crane Co., 2.75%, 12/15/18		1,000	1,022,788
The Manitowoc Co., Inc., 8.50%, 11/01/20		7,750	8,641,250
Pentair Finance SA, 1.35%, 12/01/15		4,480	4,514,702

			16,566,990
Media — 1.8%
Cablevision Systems Corp.:
8.63%, 9/15/17		1,973	2,296,079
7.75%, 4/15/18		3,345	3,779,850
Comcast Corp., 4.95%, 6/15/16		3,000	3,243,828
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.:
3.13%, 2/15/16		7,340	7,608,637
2.40%, 3/15/17		8,264	8,510,664
DISH DBS Corp.:
7.75%, 5/31/15		2,350	2,489,531
4.63%, 7/15/17		1,820	1,931,475
4.25%, 4/01/18		9,510	9,890,400
The Interpublic Group of Cos., Inc., 2.25%, 11/15/17		13,816	14,053,690
Omnicom Group, Inc., 5.90%, 4/15/16		4,192	4,551,179
SES Global Americas Holdings GP, 2.50%, 3/25/19 (a)		6,010	6,052,809
Time Warner Cable, Inc., 5.85%, 5/01/17		1,855	2,086,261

			66,494,403
Metals & Mining — 0.1%
FMG Resources August 2006 Property Ltd., 6.00%, 4/01/17 (a)		3,000	3,097,500
Novelis, Inc., 8.38%, 12/15/17		1,900	2,025,400

			5,122,900
Multiline Retail — 0.8%
Dollar General Corp.:
4.13%, 7/15/17		8,183	8,759,288
1.88%, 4/15/18		22,815	22,624,997

			31,384,285
Multi-Utilities — 0.2%
CenterPoint Energy, Inc., Series B, 6.85%, 6/01/15		4,865	5,133,592
CMS Energy Corp., 4.25%, 9/30/15		2,395	2,494,816

			7,628,408
Oil, Gas & Consumable Fuels — 1.5%
Chesapeake Energy Corp.:
3.25%, 3/15/16		10,030	10,092,687
6.50%, 8/15/17		1,820	2,038,400
Genesis Energy LP/Genesis Energy Finance Corp., 7.88%, 12/15/18		6,841	7,251,460
Husky Energy, Inc., 7.25%, 12/15/19		8,842	10,985,814

Corporate Bonds	Par (000)		Value
Oil, Gas & Consumable Fuels (concluded)
Petrohawk Energy Corp., 7.25%, 8/15/18	USD	10,280	$10,742,600
Sabine Pass LNG LP, 7.50%, 11/30/16		7,740	8,552,700
Southeast Supply Header LLC, 4.85%, 8/15/14 (a)		6,120	6,146,744

			55,810,405
Paper & Forest Products — 0.1%
Celulosa Arauco y Constitucion SA, 5.63%, 4/20/15		4,015	4,155,396
Pharmaceuticals — 2.5%
Actavis Funding SCS, 2.45%, 6/15/19 (a)		1,650	1,654,620
Actavis, Inc., 1.88%, 10/01/17		28,629	28,884,342
Forest Laboratories, Inc., 4.38%, 2/01/19 (a)		14,275	15,400,013
Mylan, Inc.:
6.00%, 11/15/18 (a)		1,215	1,270,816
7.88%, 7/15/20 (a)		15,095	16,708,037
Perrigo Co. PLC, 2.30%, 11/08/18 (a)		4,000	3,998,356
Valeant Pharmaceuticals International, 6.75%, 10/01/17 (a)		668	696,390
Warner Chilcott Co. LLC/Warner Chilcott Finance LLC, 7.75%, 9/15/18		24,000	25,230,960
Zoetis, Inc., 1.15%, 2/01/16		2,000	2,012,562

			95,856,096
Real Estate Investment Trusts (REITs) — 1.9%
ARC Properties Operating Partnership LP/Clark Acquisition LLC, 2.00%, 2/06/17 (a)		17,150	17,191,263
AvalonBay Communities, Inc., 3.63%, 10/01/20		4,500	4,698,657
ERP Operating LP:
5.13%, 3/15/16		7,784	8,353,851
5.75%, 6/15/17		2,000	2,257,298
HCP, Inc., 6.70%, 1/30/18		5,440	6,343,127
Health Care REIT, Inc., 5.88%, 5/15/15		7,725	8,073,444
Nationwide Health Properties, Inc., 6.59%, 7/07/38		1,400	1,713,652
Prologis LP:
4.50%, 8/15/17		960	1,039,644
6.63%, 5/15/18		7,211	8,415,980
Ventas Realty LP, 1.55%, 9/26/16		11,197	11,310,952
Ventas Realty LP/Ventas Capital Corp., 2.00%, 2/15/18		2,245	2,263,413

			71,661,281
Real Estate Management & Development — 0.5%
Trafford Centre Finance Ltd., 0.73%, 7/28/15 (b)	GBP	324	551,789
The Unique Pub Finance Co. PLC:
Series A3, 6.54%, 3/30/21		4,876	8,803,703
Series M, 7.40%, 3/28/24		4,920	8,651,595

			18,007,087
Road & Rail — 1.6%
ERAC USA Finance LLC, 6.38%, 10/15/17 (a)	USD	6,000	6,900,888
Kansas City Southern de Mexico SA de CV, 0.93%, 10/28/16 (b)		14,000	14,048,244
Penske Truck Leasing Co. LP/PTL Finance Corp.:
3.13%, 5/11/15 (a)		16,417	16,774,152
2.50%, 3/15/16 (a)		12,000	12,335,100
3.38%, 3/15/18 (a)		5,000	5,242,330
2.88%, 7/17/18 (a)		5,078	5,198,019

			60,498,733

76	BLACKROCK FUNDS II	JUNE 30, 2014

Schedule of Investments (continued)	BlackRock Low Duration Bond Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Semiconductors & Semiconductor Equipment — 0.5%
Maxim Integrated Products, Inc., 2.50%, 11/15/18	USD	18,000	$18,212,544
Specialty Retail — 0.1%
QVC, Inc.:
7.50%, 10/01/19 (a)		3,000	3,153,207
7.38%, 10/15/20 (a)		1,260	1,352,521

			4,505,728
Technology Hardware, Storage & Peripherals — 0.5%
Hewlett-Packard Co., 2.63%, 12/09/14		4,780	4,827,537
Seagate HDD Cayman, 3.75%, 11/15/18 (a)		14,000	14,315,000

			19,142,537
Tobacco — 0.7%
Lorillard Tobacco Co.:
3.50%, 8/04/16		15,000	15,692,220
2.30%, 8/21/17		11,547	11,785,284

			27,477,504
Trading Companies & Distributors — 1.1%
Air Lease Corp.:
4.50%, 1/15/16		4,000	4,187,500
3.38%, 1/15/19		8,500	8,744,375
Aircastle Ltd., 6.75%, 4/15/17		8,750	9,712,500
GATX Corp., 2.50%, 3/15/19		15,000	15,096,525
United Rentals North America, Inc., 5.75%, 7/15/18		1,820	1,924,650

			39,665,550
Wireless Telecommunication Services — 1.5%
ADC Telecommunications, Inc., 3.50%, 7/15/15 (e)		23,513	23,748,130
CC Holdings GS V LLC/Crown Castle GS III Corp., 2.38%, 12/15/17		1,500	1,527,525
Rogers Communications, Inc.:
7.50%, 3/15/15		2,000	2,096,678
6.80%, 8/15/18		6,996	8,314,396
SBA Communications Corp., 5.63%, 10/01/19		2,190	2,318,663
SBA Tower Trust, 4.25%, 4/15/40 (a)		3,540	3,634,964
Sprint Communications, Inc., 9.00%, 11/15/18 (a)		3,590	4,352,875
T-Mobile USA, Inc., 5.25%, 9/01/18		10,595	11,124,750

			57,117,981
Total Corporate Bonds — 50.9%			1,917,832,513

Floating Rate Loan Interests (b)		Par (000)	Value
Chemicals — 0.0%
OXEA Finance & Cy SCA (Oxea Finance LLC), Term Loan (Second Lien), 8.25%, 7/15/20		640	645,331
Hotels, Restaurants & Leisure — 0.6%
Caesars Entertainment Resort Properties LLC, Term B Loan, 7.00%, 10/11/20		8,532	8,578,369
Hilton Worldwide Finance LLC, Initial Term Loan, 4.00%, 10/26/20		12,339	12,312,985

			20,891,354
Total Floating Rate Loan Interests — 0.6%			21,536,685

Foreign Agency Obligations	Par (000)		Value
Nexen Energy ULC, 5.20%, 3/10/15	USD	6,580	$6,800,469
Petrobras Global Finance BV, 2.00%, 5/20/16		10,798	10,813,592
Petrobras International Finance Co., 3.88%, 1/27/16		4,865	5,016,058
Sinopec Capital Ltd., 1.25%, 4/24/16 (a)		15,000	15,005,100
Total Foreign Agency Obligations — 1.0%			37,635,219

Foreign Government Obligations		Par (000)	Value
Cyprus — 0.0%
Cyprus Government International Bonds, 4.63%, 2/03/20	EUR	755	1,025,861
Iceland — 0.5%
Republic of Iceland:
4.88%, 6/16/16	USD	12,535	13,163,756
4.88%, 6/16/16 (a)		4,880	5,124,781

			18,288,537
Latvia — 0.5%
Republic of Latvia, 5.25%, 2/22/17 (a)		16,685	18,207,506
Total Foreign Government Obligations — 1.0%			37,521,904

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Collateralized Mortgage Obligations — 2.8%
Banc of America Mortgage Trust, Series 2003-J, Class 2A1, 2.82%, 11/25/33 (b)		1,227	1,233,407
BCAP LLC Trust, Series 2010-RR6, Class 9A6, 0.50%, 7/26/37 (a)(b)		307	306,459
Bear Stearns Adjustable Rate Mortgage Trust:
Series 2004-5, Class 2A, 3.06%, 7/25/34 (b)		1,895	1,901,133
Series 2004-7, Class 4A, 2.79%, 10/25/34 (b)		602	599,627
BlackRock Capital Finance LP, Series 1997-R2, Class AP, 1.31%, 12/25/35 (a)(b)(f)		40	38,500
Countrywide Home Loan Mortgage Pass-Through Trust:
Series 2004-29, Class 1A1, 0.69%, 2/25/35 (b)		977	925,297
Series 2005-17, Class 1A6, 5.50%, 9/25/35		3,231	3,174,976
Series 2005-HYB8, Class 2A1, 2.66%, 12/20/35 (b)		2,096	1,937,897
Crusade Global Trust, Series 2006-2, Class A1, 0.28%, 11/15/37 (b)		21,585	21,365,315
First Horizon Mortgage Pass-Through Trust, Series 2004-AR7, Class 1A1, 2.63%, 2/25/35 (b)		402	404,104
Granite Master Issuer PLC:
Series 2006-1A, Class A5, 0.29%, 12/20/54 (a)(b)		10,643	10,574,947
Series 2006-3, Class A3, 0.23%, 12/20/54 (b)		13,141	13,049,076
Series 2007-2, Class 2A1, 0.23%, 12/17/54 (b)		9,588	9,520,875
Series 2007-2, Class 4A1, 0.24%, 12/17/54 (b)		2,425	2,408,657
Lanark Master Issuer PLC, Series 2012-2A, Class 1A, 1.63%, 12/22/54 (a)(b)		6,695	6,773,987
MortgageIT Trust, Series 2004-1, Class A1, 0.93%, 11/25/34 (b)		3,511	3,421,197

BLACKROCK FUNDS II	JUNE 30, 2014	77

Schedule of Investments (continued)	BlackRock Low Duration Bond Portfolio
(Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities	Par (000)		Value
Collateralized Mortgage Obligations (concluded)
National RMBS Trust, Series 2012-2, Class A1, 3.76%, 6/20/44 (b)	AUD	5,059	$4,806,352
Opteum Mortgage Acceptance Corp., Series 2005-4, Class 1A1B, 0.43%, 11/25/35 (b)	USD	14	14,496
Progress Trust, Series 2007-1GA, Class 1A, 0.37%, 8/19/38 (a)(b)		6,563	6,482,780
Residential Asset Securitization Trust, Series 2005-A5, Class A12, 0.45%, 5/25/35 (b)		180	179,957
Rochester Financing No.1 PLC, Series 1, Class A1, 1.97%, 7/16/46 (b)	GBP	5,967	10,249,716
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-13, Class A2, 0.45%, 9/25/34 (b)	USD	1,886	1,683,930
Structured Mortgage Asset Residential Trust, Series 1991-1, Class H, 8.25%, 6/25/22		0	430
Superannuation Members Home Loans Global Fund, Series 2007-1, Class A2, 0.42%, 6/12/40 (b)	EUR	2,626	3,588,971
Walsh Acceptance, Series 1997-2, Class A, 2.15%, 3/01/27 (a)(b)	USD	18	2,189

			104,644,275
Commercial Mortgage-Backed Securities — 11.0%
Banc of America Commercial Mortgage Trust, Series 2007-3, Class A1A, 5.77%, 6/10/49 (b)		11,195	12,114,621
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW17, Class A3, 5.74%, 6/11/50		3,996	3,996,747
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class AMFX, 5.37%, 12/11/49 (b)		19,704	20,779,740
Citigroup/Deutsche Bank Mortgage Trust, Series 2007-CD5, Class AJ, 6.32%, 11/15/44 (b)		5,970	6,587,298
Commercial Mortgage Pass-Through Certificates:
Series 2007-C9, Class A4, 5.99%, 12/10/49 (b)		19,400	21,719,930
Series 2010-C1, Class A1, 3.16%, 7/10/46 (a)		10,666	10,890,880
Series 2013-CR12, Class A2, 2.90%, 10/10/46		29,170	30,256,466
Series 2013-FL3, Class A, 1.67%, 10/13/28 (a)(b)		18,061	18,146,540
Series 2014-KYO, Class F, 3.65%, 6/11/27 (a)(b)		10,110	10,117,898
Credit Suisse Commercial Mortgage Trust:
Series 2006-C2, Class AM, 5.86%, 3/15/39 (b)		6,015	6,335,624
Series 2007-C4, Class A1AM, 6.05%, 9/15/39 (b)		2,000	2,188,042
Series 2007-C4, Class A3, 5.86%, 9/15/39 (b)		1,682	1,689,353
Series 2007-C5, Class AAB, 5.62%, 9/15/40 (b)		4,070	4,332,335
Series 2008-C1, Class A2, 6.17%, 2/15/41 (b)		3,736	3,747,660
Credit Suisse Mortgage Capital Certificates, Series 2007-TF2A, Class A3, 0.42%, 4/15/22 (a)(b)		6,488	6,385,680
Del Coronado Trust, Series 2013-HDC, Class A, 0.95%, 3/15/26 (a)(b)		5,750	5,755,543
Deutsche Bank Re-REMIC Trust:
Series 2011-C32, Class A3A, 5.81%, 6/17/49 (a)(b)		14,940	16,053,926
Series 2012-EZ1, Class A, 0.95%, 9/25/45 (a)		252	252,136

Non-Agency Mortgage-Backed Securities	Par (000)		Value
Commercial Mortgage-Backed Securities (concluded)
GS Mortgage Securities Trust, Series 2006-GG6, Class A2, 5.51%, 4/10/38 (b)	USD	30	$30,408
Hilton USA Trust:
Series 2013-HLT, Class DFX, 4.41%, 11/05/30 (a)		10,875	11,261,117
Series 2013-HLT, Class EFX, 5.61%, 11/05/30 (a)(b)		13,515	13,951,305
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2006-LDP9, Class A3, 5.34%, 5/15/47		8,400	9,112,454
Series 2007-CB20, Class AJ, 6.28%, 2/12/51 (b)		7,990	8,517,684
Series 2007-LD11, Class A2, 5.80%, 6/15/49 (b)		803	802,814
Series 2007-LD11, Class ASB, 5.99%, 6/15/49 (b)		3,804	4,028,245
LB-UBS Commercial Mortgage Trust:
Series 2006-C4, Class A4, 6.03%, 6/15/38 (b)		2,667	2,879,200
Series 2007-C2, Class AM, 5.49%, 2/15/40 (b)		5,295	5,690,600
Series 2007-C6, Class A4, 5.86%, 7/15/40 (b)		11,833	12,679,281
Series 2007-C7, Class AM, 6.16%, 9/15/45 (b)		17,500	19,934,425
London & Regional Debt Securitisation PLC, Series 2, Class A, 3.53%, 10/15/15 (b)	GBP	10,998	19,038,880
Merrill Lynch Mortgage Trust, Series 2007-C1, Class A1A, 5.83%, 6/12/50 (b)	USD	7,864	8,512,911
Morgan Stanley Capital I Trust:
Series 2007-HQ12, Class AM, 5.77%, 4/12/49 (b)		2,200	2,402,253
Series 2007-IQ13, Class AM, 5.41%, 3/15/44		3,795	4,134,706
Series 2012-C4, Class C, 5.53%, 3/15/45 (a)(b)		1,500	1,669,133
Series 2012-C4, Class D, 5.53%, 3/15/45 (a)(b)		2,000	2,157,056
Morgan Stanley Re-REMIC Trust:
Series 2011-IO, Class A, 2.50%, 3/23/51 (a)		117	117,188
Series 2012-IO, Class AXB1, 1.00%, 3/27/51 (a)		2,340	2,342,580
Motel 6 Trust:
Series 2012-MTL6, Class A1, 1.50%, 10/05/25 (a)		3,281	3,303,059
Series 2012-MTL6, Class A2, 1.95%, 10/05/25 (a)		15,935	15,953,102
RCMC LLC, Series 2012-CRE1, Class A, 5.62%, 11/15/44 (a)		4,592	4,729,661
Semper Finance Ltd., Series 2006-1, Class D, 1.06%, 9/30/84 (b)	EUR	4,650	6,234,808
STRIPs Ltd., Series 2012-1A, Class A, 1.50%, 12/25/44 (a)	USD	4,007	3,966,988
Talisman Finance PLC, Series 6, Class A, 0.46%, 10/22/16 (b)	EUR	16,152	21,564,364
Titan Europe NHP Ltd., Series 2007-1X, Class A, 0.77%, 1/20/17 (b)	GBP	8,909	14,465,218
Wachovia Bank Commercial Mortgage Trust:
Series 2005-C22, Class AM, 5.50%, 12/15/44 (b)	USD	6,280	6,624,194
Series 2007-C32, Class A1A, 5.75%, 6/15/49 (b)		14,782	16,266,455
Series 2007-C33, Class AJ, 6.14%, 2/15/51 (b)		2,150	2,262,445
Series 2007-C33, Class AM, 6.14%, 2/15/51 (b)		5,540	6,178,202

78	BLACKROCK FUNDS II	JUNE 30, 2014

Schedule of Investments (continued)	BlackRock Low Duration Bond Portfolio
(Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities	Par (000)		Value
Commercial Mortgage-Backed Securities (concluded)
Wells Fargo Resecuritization Trust, Series 2012-IO, Class A, 1.75%, 8/20/21 (a)	USD	3,895	$3,896,320
Windermere PLC, Series XI-X, Class A, 0.80%, 4/24/17 (b)	GBP	171	290,110

			416,347,585
Interest Only Commercial Mortgage-Backed Securities — 1.6%
Citigroup Commercial Mortgage Trust, Series 2014-GC19, Class XA, 1.51%, 3/10/47 (b)	USD	37,450	3,273,963
Commercial Mortgage Pass-Through Certificates:
Series 2012-CR2, Class XA, 2.09%, 8/15/45 (b)		18,132	1,943,512
Series 2013-CR11, Class XA, 1.37%, 10/10/46 (b)		59,793	4,671,302
Series 2014-CR15, Class XA, 1.51%, 2/10/47 (b)		77,641	5,903,060
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C17, Class XA, 1.26%, 1/15/47 (b)		55,008	3,739,245
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2012-C5, Class XA, 2.03%, 8/15/45 (a)(b)		84,477	7,593,045
Series 2013-C13, Class XA, 1.41%, 11/15/46 (b)		58,135	4,609,133
TAURUS PLC, Series 2013-GMF1, Class DAC, 1.12%, 5/21/24	EUR	142,000	4,122,142
UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class XA, 1.94%, 5/10/63 (a)(b)	USD	57,230	4,855,487
WaMu Commercial Mortgage Securities Trust, Series 2005-C1A, Class X, 0.93%, 5/25/36 (a)(b)		2,730	51,192
WF-RBS Commercial Mortgage Trust:
Series 2012-C8, Class XA, 2.38%, 8/15/45 (a)(b)		32,346	3,603,111
Series 2012-C9, Class XA, 2.40%, 11/15/45 (a)(b)		57,521	6,878,775
Series 2014-LC14, Class XA, 1.64%, 3/15/47 (b)		96,672	8,747,869

			59,991,836
Total Non-Agency Mortgage-Backed Securities — 15.4%			580,983,696

Taxable Municipal Bonds	Par (000)		Value
Iowa Finance Authority RB, 5.00%, 12/01/19		7,990	8,363,133
Ohio State Water Development Authority RB, 3.38%, 7/01/33 (b)		6,000	6,123,840
State of California GO:
5.10%, 8/01/14		835	838,407
3.95%, 11/01/15		2,375	2,486,007
Total Taxable Municipal Bonds — 0.5%			17,811,387

U.S. Government Sponsored Agency Securities	Par (000)		Value
Collateralized Mortgage Obligations — 2.7%
Fannie Mae:
Series 1997-20, Class FB, 0.62%, 3/25/27 (b)		443	435,243
Series 2002-T6, Class A1, 3.31%, 2/25/32		318	325,165
Series 2011-48, Class MG, 4.00%, 6/25/26 (c)		6,920	7,459,813

U.S. Government Sponsored Agency Securities	Par (000)		Value
Collateralized Mortgage Obligations (concluded)
Series 2011-84, Class MG, 4.00%, 9/25/26 (c)	USD	7,997	$8,552,944
Freddie Mac:
Series 1165, Class LD, 7.00%, 11/15/21		252	280,296
Series 2577, Class UC, 5.00%, 2/15/18		254	267,576
Series 3710, Class MG, 4.00%, 8/15/25 (c)		3,712	4,000,140
Series 3959, Class MA, 4.50%, 11/15/41		8,558	9,354,040
Series 3986, Class M, 4.50%, 9/15/41		8,157	8,776,218
Series 4253, Class PA, 3.50%, 8/15/41		43,415	45,588,960
Ginnie Mae:
Series 2006-6, Class C, 4.99%, 2/16/44 (b)		381	385,690
Series 2013-131, Class PA, 3.50%, 6/16/42		16,401	17,211,622

			102,637,707
Interest Only Commercial Mortgage-Backed Securities — 0.6%
Fannie Mae:
Series 2012-M9, Class X1, 4.23%, 12/25/17 (b)		69,211	7,899,035
Series 2013-M4, Class X1, 4.08%, 2/25/18 (b)		30,461	3,516,232
Series 2013-M5, Class X2, 2.52%, 1/25/21		32,529	3,970,150
Freddie Mac, Series K710, Class X1, 1.91%, 5/25/19 (b)		46,426	3,427,248
Ginnie Mae, Series 2012-120, Class IO, 1.00%, 2/16/53 (b)		43,206	3,238,301

			22,050,966
Mortgage-Backed Securities — 12.9%
Fannie Mae Mortgage-Backed Securities:
2.50%, 12/01/27-7/01/29 (g)		155,911	158,544,012
3.00%, 7/01/29 (g)		118,250	122,832,187
3.50%, 7/01/29 (g)		64,120	67,957,184
3.70%, 9/01/42 (b)		22,500	23,728,840
4.00%, 7/01/44 (g)		80,395	85,319,194
5.00%, 4/01/21		5	5,180
5.50%, 6/01/20-10/01/21		1,752	1,913,472
6.00%, 2/01/17		8	8,741
6.50%, 4/01/21		385	412,182
7.00%, 3/01/15-11/01/17		209	217,024
7.50%, 7/01/15-8/01/16		99	101,714
Mortgage-Backed Securities 2.00%, 7/01/29 (g)		24,250	23,947,821

			484,987,551
Total U.S. Government Sponsored Agency Securities — 16.2%			609,676,224

U.S. Treasury Obligations	Par (000)		Value
U.S. Treasury Inflation Indexed Notes, 1.13%, 1/15/21		50,188	54,364,142
U.S. Treasury Notes:
0.38%, 4/30/16 (d)		91,000	90,971,608
0.63%, 7/15/16-5/31/17 (d)		121,612	121,429,325
0.88%, 1/31/17-4/30/17 (d)		308,245	309,364,715
0.50%, 7/31/17		50,000	49,339,850
1.25%, 11/30/18 (d)		3,238	3,208,657
1.63%, 3/31/19 (d)		44,000	44,127,204
Total U.S. Treasury Obligations — 17.8%			672,805,501

BLACKROCK FUNDS II	JUNE 30, 2014	79

Schedule of Investments (continued)	BlackRock Low Duration Bond Portfolio
(Percentages shown are based on Net Assets)

		Value
Total Long-Term Investments (Cost — $ 4,624,222,474) — 123.6%		$4,657,954,558

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (f)(h)	10,530,045	10,530,045
Total Short-Term Securities (Cost — $ 10,530,045) — 0.3%		10,530,045
Total Investments Before TBA Sale Commitments (Cost — $ 4,634,752,519*) — 123.9%		4,668,484,603

TBA Sale Commitments (g)	Par (000)		Value
Fannie Mae Mortgage-Backed Securities, 2.50%, 7/01/29	USD	29,520	$(29,985,858)
Total TBA Sale Commitments (Proceeds — $29,861,325) — (0.8)%			(29,985,858)
Total Investments Net of TBA Sale Commitments — 123.1%			4,638,498,745
Liabilities in Excess of Other Assets — (23.1)%			(870,033,472)

Net Assets — 100.0%			$3,768,465,273

Notes to Schedule of Investments

*	As of June 30, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$4,635,062,168

Gross unrealized appreciation	$67,629,393
Gross unrealized depreciation	(34,206,958)

Net unrealized appreciation	$33,422,435

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

(d)	All or a portion of security has been pledged as collateral in connection with outstanding reverse repurchase agreements.

(e)	Convertible security.

(f)	Investments in issuers considered to be an affiliate of the Fund during the six months ended June 30, 2014, for purposes of Section 2(a)(3) of the 1940 Act, as amended, were as follows:

Affiliate	Shares/Par Held at September 30,2013	Shares/Par Purchased		Shares Sold	Shares/Par Held at June 30, 2014	Value at June 30, 2014	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	4,918,802	5,611,243	[1]	—	10,530,045	$10,530,045	$6,480
BlackRock Capital Finance LP, Series 1997-R2, Class AP	—	$40,005		—	$40,005	$38,500	$1,768

[1]	Represents net shares purchased.

(g)	Represents or includes a TBA transaction. Unsettled TBA transactions as of June 30, 2014 were as follows:

Counterparty	Value	Unrealized Appreciation
Credit Suisse Securities (USA) LLC	$88,038,696	$560,532
Deutsche Bank Securities, Inc.	$26,425,125	$252,891
Goldman Sachs & Co.	$83,153,345	$559,408
J.P. Morgan Securities LLC	$102,439,220	$623,247

(h)	Represents the current yield as of report date.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Reverse repurchase agreements outstanding as of June 30, 2014 were as follows:

Counterparty	Interest Rate[1]	Trade Date	Maturity Date[2]	Face Value	Face Value Including Accrued Interest
Deutsche Bank Securities, Inc.	(0.75)%	11/05/13	Open	$1,942,000	$1,942,000
BNP Paribas Securities Corp.	0.34%	11/08/13	Open	27,437,000	27,497,895

80	BLACKROCK FUNDS II	JUNE 30, 2014

Schedule of Investments (continued)	BlackRock Low Duration Bond Portfolio

•	Reverse repurchase agreements outstanding as of June 30, 2014 were as follows: (concluded)

Counterparty	Interest Rate[1]	Trade Date	Maturity Date[2]	Face Value	Face Value Including Accrued Interest
Deutsche Bank Securities, Inc.	0.10%	3/19/14	Open	70,437,500	$70,453,779
RBC Capital Markets LLC	0.19%	3/31/14	Open	25,000,000	25,007,667
Citigroup Global Markets, Inc.	(0.63)%	4/07/14	Open	10,800,000	10,800,000
Bank of Montreal	0.16%	5/01/14	Open	120,450,000	120,462,246
BNP Paribas Securities Corp.	0.05%	5/30/14	Open	91,113,750	91,121,039
Deutsche Bank Securities, Inc.	0.14%	5/30/14	Open	49,500,000	49,504,400
RBC Capital Markets LLC	0.17%	6/04/14	Open	26,902,094	26,904,313
RBC Capital Markets LLC	0.19%	6/04/14	Open	21,780,000	21,781,797
RBC Capital Markets LLC	0.19%	6/04/14	Open	8,120,450	8,121,120
Deutsche Bank Securities, Inc.	0.14%	6/10/14	Open	20,100,000	20,101,407
BNP Paribas Securities Corp.	0.02%	6/11/14	Open	44,055,000	44,056,713
RBC Capital Markets LLC	0.19%	6/11/14	Open	51,440,925	51,444,926
RBC Capital Markets LLC	0.19%	6/11/14	Open	4,962,500	4,962,886
RBC Capital Markets LLC	0.15%	6/16/14	Open	14,017,500	14,018,551
Merrill Lynch, Pierce, Fenner & Smith, Inc.	0.14%	6/17/14	Open	3,189,430	3,189,591
Total				$591,248,149	$591,370,330

[1]	Rate shown is as of report date.

[2]	Certain agreements have no stated maturity and can be terminated by either party at any time.

•	Financial futures contracts outstanding as of June 30, 2014 were as follows:

Contracts Purchased/ (Sold)	Issue	Exchange	Expiration	Notional Value		Unrealized Appreciation (Depreciation)
2,868	U.S. Treasury Notes (2 Year)	Chicago Board of Trade	September 2014	USD	629,794,875	$(315,170)
1,838	U.S. Treasury Notes (5 Year)	Chicago Board of Trade	September 2014	USD	219,569,204	115,473
(2,342)	U.S. Treasury Notes (10 Year)	Chicago Board of Trade	September 2014	USD	293,152,531	188,362
12	Euro Dollar Futures	Chicago Mercantile	December 2014	USD	2,991,750	24,033
12	Euro Dollar Futures	Chicago Mercantile	March 2015	USD	2,989,350	8,927
Total						$21,625

•	Forward foreign currency exchange contracts outstanding as of June 30, 2014 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	6,700,000	NOK	54,475,181	Bank of America N.A.	7/02/14	$294,024
EUR	6,700,000	NOK	55,263,610	Deutsche Bank AG	7/02/14	165,497
NOK	54,462,424	EUR	6,700,000	Bank of America N.A.	7/02/14	(296,104)
NOK	54,301,028	EUR	6,700,000	Deutsche Bank AG	7/02/14	(322,414)
AUD	9,600,000	NZD	10,354,675	Credit Suisse International	7/08/14	(12,349)
AUD	9,700,000	USD	9,041,991	Deutsche Bank AG	7/08/14	98,732
CAD	9,655,107	NZD	10,500,000	UBS AG	7/08/14	(139,540)
CAD	9,790,200	USD	9,000,000	Deutsche Bank AG	7/08/14	173,013
EUR	19,000,000	CHF	23,162,501	UBS AG	7/08/14	(103,484)
EUR	6,500,000	GBP	5,185,746	Deutsche Bank AG	7/08/14	26,472
GBP	5,288,777	EUR	6,500,000	Deutsche Bank AG	7/08/14	149,843
NZD	10,390,483	AUD	9,600,000	Deutsche Bank AG	7/08/14	43,676
NZD	10,500,000	CAD	9,641,888	UBS AG	7/08/14	151,926
NZD	10,600,257	USD	9,000,000	Barclays Bank PLC	7/08/14	273,687
USD	8,947,658	AUD	9,700,000	Deutsche Bank AG	7/08/14	(193,065)
USD	9,000,000	CAD	9,772,020	Deutsche Bank AG	7/08/14	(155,979)
USD	9,000,000	NZD	10,712,271	Barclays Bank PLC	7/08/14	(371,683)

BLACKROCK FUNDS II	JUNE 30, 2014	81

Schedule of Investments (continued)	BlackRock Low Duration Bond Portfolio

•	Forward foreign currency exchange contracts outstanding as of June 30, 2014 were as follows: (concluded)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	9,965,052	GBP	5,400,000	Deutsche Bank AG	7/09/14	$95,762
CAD	9,746,700	NZD	10,600,000	Deutsche Bank AG	7/09/14	(140,535)
CHF	8,098,563	USD	9,100,000	UBS AG	7/09/14	33,051
EUR	6,600,000	GBP	5,272,852	Barclays Bank PLC	7/09/14	14,452
EUR	6,600,000	USD	8,980,290	Credit Suisse International	7/09/14	57,404
GBP	5,400,000	CAD	9,954,209	Deutsche Bank AG	7/09/14	(85,602)
GBP	5,369,212	EUR	6,600,000	Barclays Bank PLC	7/09/14	150,444
NZD	10,600,000	CAD	9,905,170	Deutsche Bank AG	7/09/14	(7,940)
USD	8,916,444	AUD	9,700,000	Barclays Bank PLC	7/09/14	(223,541)
USD	9,100,000	CHF	8,184,631	UBS AG	7/09/14	(130,113)
USD	8,968,621	EUR	6,600,000	Credit Suisse International	7/09/14	(69,072)
AUD	9,700,000	CAD	9,915,447	Deutsche Bank AG	7/10/14	(150,609)
AUD	9,000,000	NZD	9,900,135	UBS AG	7/10/14	(179,747)
AUD	9,700,000	SEK	59,723,812	BNP Paribas S.A.	7/10/14	201,794
AUD	9,800,000	SEK	61,997,740	Citibank N.A.	7/10/14	(44,272)
CAD	9,838,535	AUD	9,700,000	Deutsche Bank AG	7/10/14	78,550
CAD	8,982,053	NZD	9,800,000	Deutsche Bank AG	7/10/14	(156,523)
GBP	5,297,820	EUR	6,600,000	Deutsche Bank AG	7/10/14	28,165
GBP	5,400,000	JPY	929,496,600	Barclays Bank PLC	7/10/14	64,767
JPY	932,594,580	GBP	5,400,000	Barclays Bank PLC	7/10/14	(34,184)
NZD	9,890,100	AUD	9,000,000	UBS AG	7/10/14	170,970
NZD	9,800,000	CAD	9,086,560	Deutsche Bank AG	7/10/14	58,609
SEK	59,881,049	AUD	9,700,000	BNP Paribas S.A.	7/10/14	(178,264)
SEK	60,634,168	AUD	9,800,000	Citibank N.A.	7/10/14	(159,782)
ZAR	98,344,320	USD	9,200,000	JPMorgan Chase Bank N.A.	7/10/14	30,366
GBP	5,400,000	JPY	934,505,478	Deutsche Bank AG	7/22/14	13,492
NZD	10,548,838	AUD	9,800,000	Deutsche Bank AG	7/22/14	(8,648)
AUD	1,434,000	USD	1,321,063	Bank of America N.A.	7/23/14	28,620
AUD	1,567,000	USD	1,445,506	Goldman Sachs Bank USA	7/23/14	29,356
AUD	1,567,000	USD	1,463,634	The Bank of New York Mellon	7/23/14	11,228
CAD	311,000	USD	284,652	Bank of America N.A.	7/23/14	6,623
EUR	1,690,000	USD	2,304,181	The Bank of New York Mellon	7/23/14	10,140
GBP	500,000	USD	840,641	The Bank of New York Mellon	7/23/14	14,892
GBP	2,000,000	USD	3,366,780	The Bank of New York Mellon	7/23/14	55,350
NZD	10,561,692	EUR	6,800,000	Barclays Bank PLC	7/23/14	(85,882)
NZD	2,009,000	USD	1,684,699	Goldman Sachs International	7/23/14	70,266
USD	48,965,315	AUD	52,344,000	Bank of America N.A.	7/23/14	(300,915)
USD	1,016,142	EUR	742,000	Bank of America N.A.	7/23/14	32
USD	92,410,839	EUR	66,862,000	Barclays Bank PLC	7/23/14	848,609
USD	9,456,812	EUR	6,910,000	BNP Paribas S.A.	7/23/14	(5,888)
USD	85,759	EUR	62,000	Deutsche Bank AG	7/23/14	855
USD	15,721,349	EUR	11,381,000	Deutsche Bank AG	7/23/14	135,968
USD	81,391,816	GBP	48,448,000	Barclays Bank PLC	7/23/14	(1,505,866)
USD	1,313,068	GBP	779,000	Citibank N.A.	7/23/14	(19,851)
USD	83,908	GBP	50,000	The Bank of New York Mellon	7/23/14	(1,645)
Total						$(1,496,862)

82	BLACKROCK FUNDS II	JUNE 30, 2014

Schedule of Investments (continued)	BlackRock Low Duration Bond Portfolio

•	Centrally cleared interest rate swaps outstanding as of June 30, 2014 were as follows:

Fixed Rate	Floating Rate	Clearinghouse	Effective Date	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
0.50%[1]	3-month LIBOR	Chicago Mercantile	N/A	8/05/15	USD	205,000	$(774,768)
0.48%[1]	3-month LIBOR	Chicago Mercantile	N/A	10/15/15	USD	61,200	(134,824)
0.84%[1]	3-month LIBOR	Chicago Mercantile	N/A	8/16/16	USD	95,000	(692,452)
0.64%[1]	3-month LIBOR	Chicago Mercantile	N/A	11/26/16	USD	41,455	81,388
0.99%[1]	3-month LIBOR	Chicago Mercantile	N/A	9/04/17	USD	40,270	(23,245)
2.34%[1]	3-month Canadian Bankers Acceptance	Chicago Mercantile	3/21/16[2]	3/21/18	CAD	214,400	(1,067,874)
2.34%[3]	3-month LIBOR	Chicago Mercantile	3/24/16[2]	3/24/18	USD	186,750	1,309,916
2.25%[1]	3-month Canadian Bankers Acceptance	Chicago Mercantile	4/18/16[2]	4/18/18	CAD	51,000	(149,317)
2.25%[1]	3-month Canadian Bankers Acceptance	Chicago Mercantile	4/18/16[2]	4/18/18	CAD	51,000	(152,730)
2.29%[3]	3-month LIBOR	Chicago Mercantile	4/22/16[2]	4/22/18	USD	45,900	217,332
2.28%[3]	3-month LIBOR	Chicago Mercantile	4/22/16[2]	4/22/18	USD	45,900	209,515
1.56%[1]	3-month LIBOR	Chicago Mercantile	10/03/14[2]	11/30/18	USD	357,000	513,102
1.73%[1]	3-month LIBOR	Chicago Mercantile	N/A	5/14/19	USD	31,400	(178,830)
1.63%[1]	3-month LIBOR	Chicago Mercantile	N/A	6/03/19	USD	88,000	67,368
Total							$(775,419)

[1]	Fund pays the fixed rate and receives the floating rate.

[2]	Forward swap.

[3]	Fund pays the floating rate and receives the fixed rate.

•	OTC Interest rate swaps outstanding as of June 30, 2014 were as follows:

Fixed Rate	Floating Rate	Counterparty	Effective Date	Expiration Date	Notional Amount (000)		Market Value	Premiums Received	Unrealized Depreciation
11.15%[1]	1-day BZDIOVER	Deutsche Bank AG	N/A	1/04/16	BRL	305,911	$(5,912)	$(5,314)	$(598)
7.23%[1]	3-month JIBAR	Citibank N.A.	6/19/15[2]	6/19/16	ZAR	1,233,333	(39,801)	—	(39,801)
7.25%[1]	3-month JIBAR	JP Morgan Chase Bank N.A.	6/20/15[2]	6/20/16	ZAR	1,221,235	(20,704)	—	(20,704)
7.20%[1]	3-month JIBAR	Deutsche Bank AG	6/22/15[2]	6/22/16	ZAR	1,245,432	(76,061)	—	(76,061)
1.08%[3]	3-month LIBOR	Morgan Stanley Capital Services LLC	N/A	5/10/17	USD	74,900	(396,664)	—	(396,664)
Total							$(539,142)	$(5,314)	$(533,828)

[1]	Fund pays the floating rate and receives the fixed rate.

[2]	Forward swap.

[3]	Fund pays the fixed rate and receives the floating rate.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

BLACKROCK FUNDS II	JUNE 30, 2014	83

Schedule of Investments (continued)	BlackRock Low Duration Bond Portfolio

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of June 30, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$723,232,095	$38,919,334	$762,151,429
Corporate Bonds	—	1,894,084,383	23,748,130	1,917,832,513
Floating Rate Loan Interests	—	21,536,685	—	21,536,685
Foreign Agency Obligations	—	37,635,219	—	37,635,219
Foreign Government Obligations	—	37,521,904	—	37,521,904
Non-Agency Mortgage-Backed Securities	—	555,574,355	25,409,341	580,983,696
Taxable Municipal Bonds	—	17,811,387	—	17,811,387
U.S. Government Sponsored Agency Securities	—	609,676,224	—	609,676,224
U.S. Treasury Obligations	—	672,805,501	—	672,805,501
Short-Term Securities	$10,530,045	—	—	10,530,045
Liabilities:
Investments:
TBA Sale Commitments	—	(29,985,858)	—	(29,985,858)
Total	$10,530,045	$4,539,891,895	$88,076,805	$4,638,498,745

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Forward foreign currency exchange contracts	—	$3,586,635	—	$3,586,635
Interest rate contracts	$336,795	2,398,621	—	2,735,416
Liabilities:
Forward foreign currency exchange contracts	—	(5,083,497)	—	(5,083,497)
Interest rate contracts	(315,170)	(3,707,868)	—	(4,023,038)
Total	$21,625	$(2,806,109)	—	$(2,784,484)

[1]    Derivative financial instruments are swaps, financial futures contracts and forward foreign currency exchange contracts. Swaps, financial futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial reporting purposes. As of June 30, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency at value	$510,322	—	—	$510,322
Cash pledged for financial futures contracts	1,398,000	—	—	1,398,000
Cash pledged as collateral for OTC derivatives	200,000	—	—	200,000
Cash pledged for centrally cleared swaps	5,835,000	—	—	5,835,000
Liabilities:
Bank overdraft	—	$(247,715)	—	(247,715)
Reverse repurchase agreements	—	(591,370,330)	—	(591,370,330)
Cash received as collateral for TBA commitments	—	(1,026,000)	—	(1,026,000)
Total	$7,943,322	$(592,644,045)	—	$(584,700,723)

There were no transfers between Level 1 and Level 2 during the period ended June 30, 2014.

84	BLACKROCK FUNDS II	JUNE 30, 2014

Schedule of Investments (concluded)	BlackRock Low Duration Bond Portfolio

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Corporate Bonds	Non-Agency Mortgage-Backed Securities	U.S. Government Sponsored Agency Securities	Total
Assets:
Opening Balance, as of September 30, 2013	$175,739,095	$42,828,338	$22,102,533	$19,154,859	$259,824,825
Transfers into Level 3	6,109,881	—	6,410,940	—	12,520,821
Transfers out of Level 3[1]	(132,259,799)	—	(10,170,877)	(19,154,859)	(161,585,535)
Accrued discounts/ premiums	—	—	—	—	—
Net realized gain (loss)	592,222	—	20,217	—	612,439
Net change in unrealized appreciation/ depreciation[2]	(82,975)	(30,208)	(1,074,555)	—	(1,187,738)
Purchases	40,277,897	—	15,364,349	—	55,642,246
Sales	(51,456,987)	(19,050,000)	(7,243,266)	—	(77,750,253)
Closing Balance, as of June 30, 2014	$38,919,334	$23,748,130	$25,409,341	—	$88,076,805

Net change in unrealized appreciation/depreciation on investments still held at June 30, 2014[2]	$(73,467)	$(58,783)	$(1,080,805)	—	$(1,213,055)

[1]

As of September 30, 2013, the Fund used significant unobservable inputs in determining the value of certain investments. As of June 30, 2014, the Fund used observable inputs in determining the value of the same investments. As a result, investments with a beginning of period value of $161,585,535 transferred from Level 3 to Level 2 in the disclosure hierarchy.

[2]

Any difference between Net change in unrealized appreciation/depreciation and Net change in unrealized appreciation/depreciation on investments still held at June 30, 2014 is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

BLACKROCK FUNDS II	JUNE 30, 2014	85

Schedule of Investments June 30, 2014 (Unaudited)	BlackRock Secured Credit Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities (a)(b)	Par (000)		Value
ALM VII Ltd., Series 2013-7RA, Class C, 3.69%, 4/24/24	USD	500	$481,159
Brookside Mill CLO Ltd., Series 2013-1A, Class D, 3.29%, 4/17/25		500	464,494
CIFC Funding Ltd., Series 2013-2A, Class B1L, 3.83%, 4/21/25		750	717,098
Sound Point CLO III Ltd., Series 2013-2A, Class D, 4.14%, 7/15/25		250	242,302
Total Asset-Backed Securities — 0.8%			1,905,053

Common Stocks	Shares		Value
Hotels, Restaurants & Leisure — 0.2%
Amaya Gaming Group Inc. (Acquired 6/12/14, cost $358,829) (c)(d)		19,440	364,369
Media — 0.0%
Cengage Learning Acquisitions, Inc. (Thomson Learning)		1,169	40,915
Total Common Stocks — 0.2%			405,284

Corporate Bonds	Par (000)		Value
Aerospace & Defense — 0.4%
TransDigm, Inc.:
6.00%, 7/15/22	USD	545	559,987
6.50%, 7/15/24		275	286,344

			846,331
Airlines — 0.8%
Air Canada Pass-Through Trust, Series 2013-1, Class C, 6.63%, 5/15/18 (a)		109	112,837
American Airlines Pass-Through Trust, Series 2013-2, Class C, 6.00%, 1/15/17 (a)		565	592,544
Continental Airlines Pass-Through Certificates, Series 2012-3, Class C, 6.13%, 4/29/18		190	203,300
Continental Airlines Pass-Through Trust, Series 2003-ERJ1, Class RJO3, 7.88%, 1/02/20		25	26,989
United Continental Holdings, Inc., 6.00%, 12/01/20		200	209,000
US Airways Pass-Through Trust, Series 2013-1, Class B, 5.38%, 5/15/23		320	331,200
Virgin Australia Trust, Series 2013-1C, 7.13%, 10/23/18 (a)		243	253,161

			1,729,031
Auto Components — 0.5%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
3.50%, 3/15/17		53	53,596
4.88%, 3/15/19		765	787,950
Pittsburgh Glass Works LLC, 8.00%, 11/15/18 (a)		50	54,375
Schaeffler Holding Finance BV, 6.88% (6.88% Cash or 7.63% PIK), 8/15/18 (a)(e)		200	210,750

			1,106,671
Automobiles — 0.7%
Chrysler Group LLC/CG Co-Issuer, Inc.:
8.00%, 6/15/19		582	632,197
8.25%, 6/15/21		280	316,400
Ford Motor Co., 4.25%, 11/15/16		78	155,854

Corporate Bonds	Par (000)		Value
Automobiles (concluded)
General Motors Co.:
4.88%, 10/02/23 (a)	USD	245	$257,863
6.25%, 10/02/43 (a)		155	177,863

			1,540,177
Building Products — 0.4%
Builders FirstSource, Inc., 7.63%, 6/01/21 (a)		146	156,220
Building Materials Corp. of America, 6.75%, 5/01/21 (a)		125	134,687
CPG Merger Sub LLC, 8.00%, 10/01/21 (a)		205	215,763
Ply Gem Industries, Inc., 6.50%, 2/01/22 (a)		175	169,313
USG Corp., 9.75%, 1/15/18		120	143,700

			819,683
Capital Markets — 0.1%
American Capital, Ltd., 6.50%, 9/15/18 (a)		195	207,675
Chemicals — 0.5%
Ashland, Inc., 3.88%, 4/15/18		55	56,581
Axalta Coating Systems US Holdings, Inc./Axalta Coating Systems Dutch Holding B BV, 7.38%, 5/01/21 (a)		150	163,500
INEOS Group Holdings SA, 6.13%, 8/15/18 (a)		200	207,000
LSB Industries, Inc., 7.75%, 8/01/19		55	58,850
Nufarm Australia Ltd., 6.38%, 10/15/19 (a)		30	31,387
Perstorp Holding AB, 8.75%, 5/15/17 (a)		200	214,500
PetroLogistics LP/PetroLogistics Finance Corp., 6.25%, 4/01/20		36	39,240
Rain CII Carbon LLC/CII Carbon Corp., 8.25%, 1/15/21 (a)		255	267,750
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc., 8.75%, 2/01/19		18	19,395

			1,058,203
Commercial Services & Supplies — 1.8%
ADS Waste Holdings, Inc., 8.25%, 10/01/20		26	28,015
Ceridian HCM Holding, Inc., 11.00%, 3/15/21 (a)		134	154,770
Ceridian LLC, 8.88%, 7/15/19 (a)		910	1,028,300
Garda World Security Corp., 7.25%, 11/15/21 (a)		57	59,921
HD Supply, Inc.:
8.13%, 4/15/19		803	882,296
11.00%, 4/15/20		789	930,034
7.50%, 7/15/20		179	195,557
The Hertz Corp.:
4.25%, 4/01/18		52	53,300
7.38%, 1/15/21		5	5,425
Laureate Education, Inc., 9.25%, 9/01/19 (a)		125	128,750
Safway Group Holding LLC/Safway Finance Corp., 7.00%, 5/15/18 (a)		600	636,000

			4,102,368
Communications Equipment — 0.4%
Alcatel-Lucent USA, Inc.:
4.63%, 7/01/17 (a)		200	206,500
6.75%, 11/15/20 (a)		400	426,000
CommScope, Inc.:
5.00%, 6/15/21		66	67,320
5.50%, 6/15/24		68	69,105
Hughes Satellite Systems Corp., 6.50%, 6/15/19		50	55,750

			824,675

86	BLACKROCK FUNDS II	JUNE 30, 2014

Schedule of Investments (continued)	BlackRock Secured Credit Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Computer Services — 0.0%
SunGard Data Systems, Inc., 6.63%, 11/01/19	USD	95	$99,987
Construction & Engineering — 0.1%
Brand Energy & Infrastructure Services, Inc., 8.50%, 12/01/21 (a)		133	141,977
Construction Materials — 0.2%
Cemex Finance LLC, 6.00%, 4/01/24 (a)		400	416,500
Consumer Finance — 0.4%
Ally Financial Inc., 3.50%, 1/27/19		1,000	1,009,700
Containers & Packaging — 1.1%
Ardagh Packaging Finance PLC, 7.38%, 10/15/17 (a)		250	263,825
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.:
6.00%, 6/30/21		200	199,750
4.25%, 1/15/22		100	135,561
Berry Plastics Corp., 9.75%, 1/15/21		474	540,360
Beverage Packaging Holdings Luxembourg II SA, 6.00%, 6/15/17 (a)		137	140,425
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg SA:
9.00%, 4/15/19		105	111,169
7.88%, 8/15/19		387	421,346
5.75%, 10/15/20		550	580,250
Signode Industrial Group Luxembourg SA/Signode Industrial Group US, Inc., 6.38%, 5/01/22		75	75,937

			2,468,623
Distributors — 0.0%
VWR Funding, Inc., 7.25%, 9/15/17		74	78,255
Diversified Financial Services — 0.1%
Cantor Commercial Real Estate Co. LP/CCRE Finance Corp., 7.75%, 2/15/18 (a)		72	77,760
Jefferies Finance LLC/JFIN Co-Issuer Corp., 7.38%, 4/01/20 (a)		200	210,000
Springleaf Finance Corp.:
7.75%, 10/01/21		10	11,250
8.25%, 10/01/23		19	21,660

			320,670
Diversified Telecommunication Services — 0.8%
Avaya, Inc., 7.00%, 4/01/19 (a)		104	104,000
Columbus International, Inc., 7.38%, 3/30/21 (a)		380	409,450
Intelsat Luxembourg SA, 6.75%, 6/01/18		110	116,463
Level 3 Communications, Inc., 8.88%, 6/01/19		60	65,625
Level 3 Financing, Inc.:
3.82%, 1/15/18 (a)(b)		126	128,205
8.13%, 7/01/19		410	447,413
6.13%, 1/15/21 (a)		358	383,507
VTR Finance BV, 6.88%, 1/15/24 (a)		200	214,748
Windstream Corp., 7.75%, 10/15/20		7	7,586

			1,876,997

Corporate Bonds	Par (000)		Value
Electric Utilities — 0.4%
ContourGlobal Power Holdings SA, 7.13%, 6/01/19	USD	300	$299,400
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc., 11.75%, 3/01/22 (a)(f)(g)		251	308,730
Homer City Generation LP:
8.14% (8.14% Cash or 8.637% PIK), 10/01/19 (e)		65	69,387
8.73% (8.73% Cash or 9.23% PIK), 10/01/26 (e)		225	240,750

			918,267
Energy Equipment & Services — 0.0%
Pacific Drilling SA, 5.38%, 6/01/20 (a)		105	102,900
Food Products — 0.0%
Post Holdings, Inc., 6.75%, 12/01/21 (a)		35	37,187
Health Care Equipment & Supplies — 0.3%
Biomet, Inc., 6.50%, 10/01/20		45	48,037
DJO Finance LLC/DJO Finance Corp., 8.75%, 3/15/18		279	299,925
Hologic, Inc., 6.25%, 8/01/20		197	207,835
Kinetic Concepts, Inc./KCI USA, Inc., 12.50%, 11/01/19		80	92,000

			647,797
Health Care Providers & Services — 1.7%
Acadia Healthcare Co, Inc., 5.13%, 7/01/22		60	60,150
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp., 6.00%, 10/15/21		48	50,880
CHS/Community Health Systems, Inc.:
5.13%, 8/15/18		560	587,300
6.88%, 2/01/22 (a)		170	180,200
DaVita HealthCare Partners, Inc., 5.13%, 7/15/24		353	355,206
HCA, Inc.:
6.50%, 2/15/20		450	506,250
7.25%, 9/15/20		132	141,405
5.88%, 3/15/22		980	1,062,075
4.75%, 5/01/23		20	19,975
Tenet Healthcare Corp.:
6.25%, 11/01/18		136	150,960
5.00%, 3/01/19		182	184,503
6.00%, 10/01/20		273	296,205
4.38%, 10/01/21		140	139,125
8.13%, 4/01/22		190	219,925

			3,954,159
Hotels, Restaurants & Leisure — 0.8%
ARAMARK Services, Inc., 5.75%, 3/15/20		60	63,450
Caesars Entertainment Operating Co., Inc.:
9.00%, 2/15/20		894	747,607
9.00%, 2/15/20		532	442,890
Greektown Holdings LLC/Greektown Mothership Corp., 8.88%, 3/15/19 (a)		125	127,500
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp., 5.00%, 8/01/18 (a)		67	69,345
Pinnacle Entertainment, Inc., 6.38%, 8/01/21		46	48,530

BLACKROCK FUNDS II	JUNE 30, 2014	87

Schedule of Investments (continued)	BlackRock Secured Credit Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Hotels, Restaurants & Leisure (concluded)
Station Casinos LLC, 7.50%, 3/01/21	USD	310	$338,675

			1,837,997
Household Durables — 0.7%
Beazer Homes USA, Inc., 6.63%, 4/15/18		80	85,200
K. Hovnanian Enterprises, Inc.:
7.25%, 10/15/20 (a)		405	439,425
9.13%, 11/15/20 (a)		150	167,250
KB Home, 7.25%, 6/15/18		120	135,000
Shea Homes LP/Shea Homes Funding Corp., 8.63%, 5/15/19		450	490,500
Weyerhaeuser Real Estate Co.:
4.38%, 6/15/19		160	160,400
5.88%, 6/15/24		110	113,163

			1,590,938
Independent Power and Renewable Electricity Producers — 0.3%
Calpine Corp.:
6.00%, 1/15/22 (a)		341	367,427
5.88%, 1/15/24 (a)		93	98,115
Mirant Mid-Atlantic Pass-Through Trust, Series B, 9.13%, 6/30/17		108	114,930
NRG Energy, Inc., 7.63%, 1/15/18		169	193,927

			774,399
Insurance — 0.0%
CNO Financial Group, Inc., 6.38%, 10/01/20 (a)		27	29,160
Internet Software & Services — 0.5%
IAC/InterActiveCorp., 4.88%, 11/30/18		149	155,333
Zayo Group LLC/Zayo Capital, Inc., 8.13%, 1/01/20		925	1,008,250

			1,163,583
IT Services — 0.0%
APX Group, Inc.:
6.38%, 12/01/19		57	59,137
8.75%, 12/01/20		38	38,570

			97,707
Machinery — 0.0%
Titan International, Inc., 6.88%, 10/01/20		110	111,650
Media — 2.4%
Altice Financing SA, 6.50%, 1/15/22 (a)		200	213,000
Altice SA, 7.75%, 5/15/22		302	322,385
AMC Networks, Inc., 7.75%, 7/15/21		30	33,563
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp.:
5.25%, 2/15/22 (a)		24	24,660
5.63%, 2/15/24 (a)		40	41,300
Cengage Learning Acquisitions, Inc., 0.00%, 4/15/20		76	—
Clear Channel Communications, Inc.:
9.00%, 12/15/19		495	527,794
9.00%, 3/01/21		754	806,780
DreamWorks Animation SKG, Inc., 6.88%, 8/15/20 (a)		56	60,340
Gannett Co., Inc.:
5.13%, 10/15/19 (a)		40	41,400
5.13%, 7/15/20 (a)		44	45,155
6.38%, 10/15/23 (a)		61	65,117
Gray Television, Inc., 7.50%, 10/01/20		87	93,743
Lamar Media Corp., 5.38%, 1/15/24 (a)		35	36,225
Live Nation Entertainment, Inc., 7.00%, 9/01/20 (a)		34	37,230
The McClatchy Co., 9.00%, 12/15/22		30	34,237

Corporate Bonds	Par (000)		Value
Media (concluded)
MDC Partners, Inc., 6.75%, 4/01/20 (a)	USD	80	$84,400
Midcontinent Communications & Midcontinent Finance Corp., 6.25%, 8/01/21 (a)		45	46,575
Nielsen Finance LLC/Nielsen Finance Co., 5.00%, 4/15/22		110	110,825
Numericable Group SA:
4.88%, 5/15/19		520	533,650
6.00%, 5/15/22		445	462,800
6.25%, 5/15/24		200	208,750
RCN Telecom Services LLC/RCN Capital Corp., 8.50%, 8/15/20 (a)		105	112,350
Sirius XM Radio, Inc., 5.75%, 8/01/21 (a)		81	85,050
Townsquare Radio LLC/Townsquare Radio, Inc., 9.00%, 4/01/19 (a)		168	186,060
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 5.50%, 1/15/23 (a)		385	398,475
Univision Communications, Inc., 7.88%, 11/01/20 (a)		225	247,500
Virgin Media Secured Finance PLC, 5.38%, 4/15/21 (a)		750	787,500

			5,646,864
Metals & Mining — 1.0%
ArcelorMittal:
4.25%, 8/05/15		125	128,281
6.13%, 6/01/18		46	50,485
Constellium NV:
4.63%, 5/15/21		100	142,236
5.75%, 5/15/24		250	262,500
FMG Resources August 2006 Property Ltd., 6.00%, 4/01/17 (a)		48	49,560
Novelis, Inc., 8.75%, 12/15/20		150	166,500
Wise Metals Group LLC/Wise Alloys Finance Corp., 8.75%, 12/15/18 (a)		1,375	1,491,875

			2,291,437
Oil, Gas & Consumable Fuels — 4.8%
Access Midstream Partners LP/ACMP Finance Corp., 4.88%, 5/15/23		95	100,106
Antero Resources Finance Corp., 5.38%, 11/01/21		158	163,925
Athlon Holdings LP/Athlon Finance Corp., 7.38%, 4/15/21 (a)		38	41,420
Baytex Energy Corp.:
5.13%, 6/01/21		54	54,337
5.63%, 6/01/24		45	45,169
Bonanza Creek Energy, Inc., 6.75%, 4/15/21		14	14,980
Calfrac Holdings LP, 7.50%, 12/01/20		500	537,500
Cimarex Energy Co., 4.38%, 6/01/24		64	65,200
CONSOL Energy, Inc., 5.88%, 4/15/22		395	413,763
Energy Transfer Equity LP, 5.88%, 1/15/24		270	282,150
Energy XXI Gulf Coast, Inc., 6.88%, 3/15/24		85	86,700
EP Energy LLC/Everest Acquisition Finance, Inc., 6.88%, 5/01/19		405	430,819
Hilcorp Energy I LP/Hilcorp Finance Co., 5.00%, 12/01/24		174	174,000
Kinder Morgan, Inc., 5.63%, 11/15/23 (a)		115	118,163
Kodiak Oil & Gas Corp., 8.13%, 12/01/19		65	71,987
Laredo Petroleum, Inc., 7.38%, 5/01/22		275	307,313
Linn Energy LLC/Linn Energy Finance Corp., 8.63%, 4/15/20		1,962	2,118,960
MEG Energy Corp., 6.50%, 3/15/21		1,000	1,060,000
Northern Oil and Gas, Inc., 8.00%, 6/01/20		57	60,847
PBF Holding Co. LLC/PBF Finance Corp., 8.25%, 2/15/20		25	27,250
Precision Drilling Corp., 5.25%, 11/15/24		165	165,825
Range Resources Corp., 6.75%, 8/01/20		54	58,050

88	BLACKROCK FUNDS II	JUNE 30, 2014

Schedule of Investments (continued)	BlackRock Secured Credit Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Oil, Gas & Consumable Fuels (concluded)
RKI Exploration & Production LLC/RKI Finance Corp., 8.50%, 8/01/21 (a)	USD	27	$29,295
Rose Rock Midstream LP/Rose Rock Finance Corp., 5.63%, 7/15/22		84	85,050
Sabine Pass Liquefaction LLC:
5.63%, 4/15/23		193	201,203
5.75%, 5/15/24		2,207	2,300,797
Sabine Pass LNG LP, 7.50%, 11/30/16		855	944,775
Sanchez Energy Corp., 6.13%, 1/15/23		221	228,183
SandRidge Energy, Inc., 8.75%, 1/15/20		3	3,225
Seventy Seven Energy, Inc., 6.50%, 7/15/22		83	85,075
Southern Star Central Corp., 5.13%, 7/15/22		300	302,250
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 7.50%, 7/01/21		117	127,530
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 7.88%, 10/15/18		235	247,337
Ultra Petroleum Corp., 5.75%, 12/15/18 (a)		100	105,000

			11,058,184
Paper & Forest Products — 0.2%
Ainsworth Lumber Co. Ltd., 7.50%, 12/15/17 (a)		306	322,448
Clearwater Paper Corp., 7.13%, 11/01/18		150	157,500

			479,948
Pharmaceuticals — 0.3%
Capsugel SA, 7.00% (7.00% Cash or 7.75% PIK), 5/15/19 (a)(e)		32	32,960
Catalent Pharma Solutions, Inc., 7.88%, 10/15/18		33	33,578
Endo Finance LLC & Endo Finco, Inc., 5.38%, 1/15/23		80	79,900
Forest Laboratories, Inc., 4.38%, 2/01/19 (a)		140	151,033
Salix Pharmaceuticals Ltd., 6.00%, 1/15/21 (a)		30	32,175
Valeant Pharmaceuticals International, Inc.:
6.75%, 8/15/18 (a)		167	179,943
6.38%, 10/15/20 (a)		85	90,313
5.63%, 12/01/21 (a)		138	141,967

			741,869
Professional Services — 0.1%
Ceridian LLC/Comdata, Inc., 8.13%, 11/15/17		205	207,050
Real Estate Investment Trusts (REITs) — 0.3%
Felcor Lodging LP, 6.75%, 6/01/19		170	180,837
The Geo Group, Inc., 5.88%, 1/15/22		70	73,500
GLP Capital LP/GLP Financing II, Inc., 4.38%, 11/01/18 (a)		73	75,373
iStar Financial, Inc.:
4.00%, 11/01/17		140	140,525
5.00%, 7/01/19		95	95,000
Rayonier AM Products, Inc., 5.50%, 6/01/24		18	18,315

			583,550
Real Estate Management & Development — 0.3%
Ashton Woods USA LLC/Ashton Woods Finance Co., 6.88%, 2/15/21 (a)		56	56,000
Crescent Resources LLC/Crescent Ventures, Inc., 10.25%, 8/15/17 (a)		50	56,000
Realogy Group LLC, 7.63%, 1/15/20 (a)		565	622,913

			734,913

Corporate Bonds	Par (000)		Value
Road & Rail — 0.3%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 2.98%, 12/01/17	USD	37	$37,740
Florida East Coast Holdings Corp., 6.75%, 5/01/19		335	353,844
JCH Parent, Inc., 10.50% (10.50% Cash or 11.25% PIK), 3/15/19		281	281,703

			673,287
Semiconductors & Semiconductor Equipment — 0.1%
NXP BV/NXP Funding LLC, 3.75%, 6/01/18 (a)		150	150,375
Software — 1.4%
First Data Corp.:
7.38%, 6/15/19 (a)		953	1,023,284
6.75%, 11/01/20 (a)		180	194,850
8.25%, 1/15/21 (a)		1,675	1,834,125
Sabre GLBL, Inc., 8.50%, 5/15/19 (a)		214	237,540

			3,289,799
Specialty Retail — 0.1%
Michaels Stores, Inc., 7.75%, 11/01/18		28	29,610
Neiman Marcus Group Ltd. LLC, 8.00%, 10/15/21 (a)		174	187,485
Party City Holdings, Inc., 8.88%, 8/01/20		31	34,333
PC Nextco Holdings LLC/PC Nextco Finance, Inc., 8.75% (8.75% Cash or 9.50% PIK), 8/15/19 (a)(e)		46	46,977

			298,405
Technology Hardware, Storage & Peripherals — 0.0%
CDW LLC/CDW Finance Corp., 8.00%, 12/15/18		68	72,250
Textiles, Apparel & Luxury Goods — 0.1%
Springs Industries, Inc., 6.25%, 6/01/21		140	142,800
The William Carter Co., 5.25%, 8/15/21 (a)		64	66,720

			209,520
Thrifts & Mortgage Finance — 0.0%
Rialto Holdings LLC/Rialto Corp., 7.00%, 12/01/18 (a)		45	47,250
Trading Companies & Distributors — 0.3%
Ashtead Capital, Inc., 6.50%, 7/15/22 (a)		225	245,813
BlueLine Rental Finance Corp., 7.00%, 2/01/19 (a)		98	104,615
United Rentals North America, Inc.:
5.75%, 7/15/18		125	132,188
5.75%, 11/15/24		279	289,811

			772,427
Wireless Telecommunication Services — 1.4%
Inmarsat Finance PLC, 4.88%, 5/15/22		250	252,500
MetroPCS Wireless, Inc., 7.88%, 9/01/18		18	18,905
SBA Communications Corp., 4.88%, 7/15/22		235	232,063
Sprint Communications, Inc., 9.00%, 11/15/18 (a)		850	1,030,625
Sprint Corp., 7.88%, 9/15/23 (a)		580	645,250
T-Mobile USA, Inc.:
6.63%, 4/28/21		380	411,350
6.13%, 1/15/22		16	16,980
6.73%, 4/28/22		365	393,744

BLACKROCK FUNDS II	JUNE 30, 2014	89

Schedule of Investments (continued)	BlackRock Secured Credit Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Wireless Telecommunication Services (concluded)
6.50%, 1/15/24	USD	114	$121,837

			3,123,254
Total Corporate Bonds — 26.1%			60,293,649

Floating Rate Loan Interests (b)	Par (000)		Value
Advertising — 0.3%
Affinion Group, Inc.:
Initial Second Lien Term Loan, 8.50%, 10/31/18		314	314,466
Tranche B Term Loan, 6.75%, 4/30/18		304	305,086

			619,552
Aerospace & Defense — 1.0%
Alliant Techsystems, Inc., Term B Loan, 3.50% - 5.00%, 11/02/20		129	129,512
Digitalglobe, Inc., Term Loan, 3.75%, 1/31/20		117	117,340
Sequa Corp., Initial Term Loan, 5.25%, 6/19/17		1,274	1,261,006
TASC, Inc., Second Lien Term Loan, 12.00%, 5/21/21		300	295,500
TransDigm, Inc.:
Tranche B Term Loan, 3.50%, 2/14/17		177	177,818
Tranche C Term Loan, 3.75%, 2/28/20		128	127,570
Tranche D Term Loan, 3.75%, 6/04/21		200	199,000

			2,307,746
Air Freight & Logistics — 0.6%
Ceva Group PLC (FKA Louis No.1 PLC/TNT Logistics), Pre-Funded L/C Loan, 6.50%, 3/19/21		253	248,241
Ceva Intercompany BV, Dutch BV Term Loan, 6.50%, 3/19/21		266	261,127
Ceva Logistics Canada ULC (FKA TNT Canada ULC), Canadian Term Loan, 6.50%, 3/19/21		46	45,022
Ceva Logistics U.S. Holdings, Inc. (FKA Louis U.S. Holdco, Inc.), U.S. Term Loan, 6.50%, 3/19/21		368	360,175
Mirror Bidco Corp., New Incremental Term Loan, 4.25%, 12/28/19		461	460,656

			1,375,221
Airlines — 0.2%
Delta Air Lines, Inc., 2014 Term B-1 Loan, 3.50%, 10/18/18		147	146,782
Northwest Airlines, Inc.:
Term Loan B757-200 (N551), 1.56%, 9/10/18		26	24,161
Term Loan B757-200 (N554), 1.56%, 9/10/18		26	24,161
Term Loan B757-300 (N550), 1.56%, 3/10/17		26	24,225
Term Loan B757-300 (N583), 2.18%, 3/10/17		27	26,445
Term Loan B757-300 (N584), 2.18%, 3/10/17		28	27,090
US Airways, Inc., Tranche B-1 Term Loan (Consenting), 3.50%, 5/23/19		193	192,809

			465,673
Auto Components — 0.5%
Affinia Group, Inc., Tranche B-2 Term Loan, 4.75%, 4/25/20		119	119,720
Dayco Products LLC - (Mark IV Industries, Inc.), Term Loan, 5.25%, 12/12/19		344	346,288

Floating Rate Loan Interests (b)	Par (000)		Value
Auto Components (concluded)
The Goodyear Tire & Rubber Co., Loan (Second Lien), 4.75%, 4/30/19	USD	250	$251,250
Navistar, Inc., Tranche B Term Loan, 5.75%, 8/17/17		219	223,083
UCI International, Inc. (United Components), Term Loan, 5.50%, 7/26/17		155	154,815

			1,095,156
Automobiles — 0.1%
Chrysler Group LLC, Tranche B Term Loan, 3.25%, 12/31/18		259	258,432
Biotechnology — 0.8%
Grifols Worldwide Operations Ltd., U.S. Tranche B Term Loam, 3.15%, 2/27/21		1,531	1,528,560
Ikaria, Inc.:
Initial Term Loan (First Lien), 5.00%, 2/12/21		215	216,236
Initial Term Loan (Second Lien), 8.75%, 2/14/22		95	96,604

			1,841,400
Building Products — 1.4%
Continental Building Products LLC, First Lien Term Loan, 4.25%, 8/28/20		549	548,019
CPG International, Inc., Term Loan, 4.75%, 9/30/20		874	875,433
Nortek, Inc., Loan, 3.75%, 10/30/20		225	225,135
Ply Gem Industries, Inc., Term Loan, 4.00%, 2/01/21		569	564,311
Tronox Pigments (Netherlands) BV, New Term Loan, 4.00%, 3/19/20		193	193,015
Wilsonart LLC:
Initial Term Loan, 4.00%, 10/31/19		657	652,033
Tranche B Term Loan, 4.00%, 10/31/19		204	202,531

			3,260,477
Capital Markets — 1.1%
American Capital Ltd. (FKA American Capital Strategies Ltd.), Term Loan B, 3.50%, 8/22/17		214	213,421
AssuredPartners Capital, Inc., Initial Term Loan (First Lien), 4.50%, 4/02/21		500	500,155
Gardner Denver, Inc.:
Initial Dollar Term Loan, 4.25%, 7/30/20		674	673,643
Initial Euro Term Loan, 4.75%, 7/30/20	EUR	57	78,736
Moxie Patriot LLC, Construction B-1 Advances, 6.75%, 12/19/20	USD	370	379,250
SAM Finance Lux S.à r.l. (Santandar), Dollar Term Loan, 4.25%, 12/17/20		647	648,774

			2,493,979
Chemicals — 2.9%
Allnex (Luxembourg) & Cy S.C.A., Tranche B-1 Term Loan, 4.50%, 10/03/19		114	114,393
Allnex USA, Inc., Tranche B-2 Term Loan, 4.50%, 10/03/19		59	59,353
Arysta LifeScience SPC LLC:
Initial Term Loan (First Lien), 4.50%, 5/29/20		862	862,998
Initial Term Loan (Second Lien), 8.25%, 11/30/20		210	213,150
Ascend Performance Materials Operations LLC, Term B Loan, 6.75%, 4/10/18		372	368,892
Axalta Coating Systems Dutch Holding B BV (Axalta Coating Systems U.S. Holdings, Inc.), Refinanced Term B Loan, 4.00%, 2/01/20		743	742,069

90	BLACKROCK FUNDS II	JUNE 30, 2014

Schedule of Investments (continued)	BlackRock Secured Credit Portfolio
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (b)	Par (000)		Value
Chemicals (concluded)
Chromaflo Technologies Corp. (Chromaflo Technologies Finance BV):
Term B Loan (First Lien), 4.50%, 12/02/19	USD	229	$229,422
Term B Loan (Second Lien), 8.25%, 6/02/20		120	120,900
Ineos U.S. Finance LLC, Cash Dollar Term Loan, 3.75%, 5/04/18		259	257,956
Kronos Worldwide, Inc., Initial Term Loan, 4.75%, 2/18/20		150	151,028
MacDermid, Inc., Tranche B Term Loan (First Lien), 4.00%, 6/07/20		406	405,799
Minerals Technologies, Inc., Initial Term Loan, 4.00%, 5/07/21		750	752,813
Momentive Performance Materials USA, Inc., Intial Term Loan (DIP), 4.00%, 4/15/15		150	150,282
Oxea Finance & Cy SCA (Oxea Finance LLC):
Term Loan (Second Lien), 8.25%, 7/15/20		300	302,499
Tranche B-2 Term Loan (First Lien), 4.25%, 1/15/20		488	488,159
Road Infrastructure Investment LLC:
Term Loan (First Lien 2014), 4.25%, 3/31/21		394	393,520
Term Loan (Second Lien 2014), 7.75%, 9/30/21		325	322,832
Royal Adhesives and Sealants LLC, Term B Loan (First Lien), 5.50%, 7/31/18		141	142,227
Tata Chemicals North America, Term Loan, 3.75%, 8/07/20		124	123,286
Univar, Inc., Term B Loan, 5.00%, 6/30/17		97	97,558
W.R. Grace & Co., U.S. Term Loan, 3.00%, 2/03/21		368	366,489

			6,665,625
Commercial Services & Supplies — 3.7%
ADS Waste Holdings, Inc., Initial Tranche B-2 Term Loan, 3.75%, 10/09/19		635	631,862
Allied Security Holdings LLC:
Closing Date Term Loan (First Lien), 4.25%, 2/12/21		669	666,415
Closing Date Term Loan (Second Lien), 8.00%, 8/13/21		145	145,302
Aramark Corp.:
U.S. Term E Loan, 3.25%, 9/07/19		499	495,009
U.S. Term F Loan, 3.25%, 2/24/21		399	396,007
BakerCorp International, Inc. (FKA B-Corp Holdings, Inc.), Refinanced Term Loan, 4.25%, 2/07/20		447	439,901
Ceridian Corp., 2013 New Replacement U.S. Term Loan, 4.40%, 8/14/15		910	911,231
Garda World Security Corp.:
Term B Delayed Draw Loan, 4.00%, 11/06/20		72	71,748
Term B Loan, 4.00%, 11/06/20		281	280,473
GCA Services Group, Inc.:
Initial Loan (Second Lien), 9.25%, 11/01/20		48	48,480
Replacement Term Loan (First Lien), 4.25% - 5.50%, 11/01/19		130	129,953
Getty Images, Inc., Initial Term Loan, 4.75%, 10/18/19		27	26,526
IG Investments Holdings LLC, Tranche B Term Loan (First Lien), 5.25%, 10/31/19		362	362,941
Intelligrated, Inc., Term Loan (First Lien 2012), 4.50%, 7/30/18		231	231,101

Floating Rate Loan Interests (b)	Par (000)		Value
Commercial Services & Supplies (concluded)
Intertrust Group BV, Facility 2 (Second Lien), 7.23%, 4/15/22	USD	375	$376,249
iQor U.S., Inc., Term B Loan (First Lien), 6.00%, 4/01/21		266	254,953
KAR Auction Services, Inc., Tranche B-2 Term Loan, 3.50%, 3/11/21		424	422,878
Livingston International, Inc.:
Initial Term B-1 Loan (First Lien), 5.00%, 4/18/19		114	113,898
Initial Term Loan (Second Lien), 9.00%, 4/17/20		54	54,066
Nexeo Solutions LLC, Initial Loans, 5.00%, 9/08/17		395	395,434
Spin Holdco, Inc., Initial Term Loan (First Lien), 4.25%, 11/14/19		1,253	1,253,180
U.S. Ecology, Inc., Initial Term Loan, 3.75%, 6/17/21		225	226,125
W3 Co.:
Term Loan (First Lien), 5.75%, 3/13/20		133	130,813
Term Loan (Second Lien), 9.25%, 9/13/20		55	54,863
West Corp., Term B-10 Loan, 3.25%, 6/30/18		391	388,417

			8,507,825
Communications Equipment — 0.7%
Alcatel-Lucent USA, Inc., U.S. Term Loan, 4.50%, 1/30/19		1,514	1,513,891
Construction & Engineering — 0.2%
Brand Energy & Infrastructure Services, Inc. (FKA FR Brand Acquisition Corp.), Initial Term Loan, 4.75%, 11/26/20		471	473,031
Construction Materials — 0.3%
Faenza Germany GmbH Holdings (Ceramtec Acquisition):
Dollar Term B-3 Loan, 4.25%, 8/28/20		58	57,902
Initial Dollar Term B-1 Loan, 4.25%, 8/28/20		190	191,013
Initial Dollar Term B-2 Loan, 4.25%, 8/28/20		19	18,930
Quikrete Holdings, Inc., Initial Loan (First Lien), 4.00%, 9/28/20		433	433,119

			700,964
Containers & Packaging — 1.1%
Ardagh Holdings USA, Inc. (Ardagh Packaging Finance SA):
Dollar Term Loan, 4.25%, 12/17/19		269	269,434
New Term Loan, 4.00%, 12/17/19		280	280,232
Berry Plastics Corp.:
Term D Loan, 3.50%, 2/08/20		203	201,335
Term E Loan, 3.75%, 1/06/21		508	506,390
Devix Topco (FKA Rexam Healthcare), Term Loan B (First Lien), 4.25%, 5/03/21		260	260,164
Prescrix, Inc. (FKA Rexam Healthcare), Term Loan (Second Lien), 8.00%, 5/02/22		85	85,212
Reynolds Group Holdings, Inc., Incremental U.S. Term Loan, 4.00%, 11/30/18		844	844,189
Tekni-Plex, Inc., Term Loan, 4.75%, 8/10/19		70	69,689

			2,516,645
Distributors — 0.4%
American Tire Distributors, Inc., Initial Term Loan, 5.75%, 6/01/18		291	293,234
Fram Group Holdings, Inc./Prestone Holdings, Inc., Loan (Second Lien), 10.50%, 1/29/18		465	441,750

BLACKROCK FUNDS II	JUNE 30, 2014	91

Schedule of Investments (continued)	BlackRock Secured Credit Portfolio
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (b)	Par (000)		Value
Distributors (concluded)
VWR Funding, Inc., Amendment No. 2 Dollar Term Loan, 3.40%, 4/03/17	USD	103	$103,391

			838,375
Diversified Consumer Services — 0.9%
Bright Horizons Family Solutions LLC (FKA Bright Horizons Family Solutions, Inc.), Term B Loan, 3.75% - 5.00%, 1/30/20		645	644,640
The ServiceMaster Co.:
Term Loan B, 3.25%, 6/25/21		640	638,803
Tranche C Term Loan, 4.25%, 1/31/17		432	431,586
Weight Watchers International, Inc., Initial Tranche B-2 Term Loan, 4.00%, 4/02/20		336	266,335

			1,981,364
Diversified Telecommunication Services — 2.7%
Avaya, Inc., Term B-3 Loan, 4.73%, 10/26/17		167	163,192
Consolidated Communications, Inc., Initial Term Loan, 4.25%, 12/23/20		551	554,150
Hawaiian Telcom Communications, Inc., Term Loan, 5.00%, 6/06/19		172	172,768
Integra Telecom Holdings, Inc.:
Initial Loan (Second Lien), 9.75%, 2/21/20		270	274,501
Term B Loan, 5.25%, 2/22/19		143	143,939
Intelsat Jackson Holdings SA, Tranche B-2 Term Loan, 3.75%, 6/30/19		573	573,712
Level 3 Financing, Inc., Tranche B 2020 Term Loan, 4.00%, 1/15/20		1,720	1,720,361
LTS Buyer LLC (Sidera Networks, Inc.), Term B Loan (First Lien), 4.00%, 4/13/20		228	226,928
U.S. Telepacific Corp., Term Loan Advance, 5.75%, 2/23/17		473	476,697
Virgin Media Investment Holdings Ltd., E Facility, 4.25%, 6/30/23	GBP	270	463,762
Ziggo BV:
Term Loan B1 Facility, 3.25%, 1/15/22	USD	507	501,203
Term Loan B2, 3.25%, 1/15/22		331	327,365
Term Loan B3, 2.50%, 1/15/22		545	538,398

			6,136,976
Electric Utilities — 2.0%
Energy Future Intermediate Holding Co. LLC (EFIH Finance, Inc.):
Term Loan (Second Lien), 0.00%, 5/29/16		911	911,000
Term Loan, 4.25%, 6/19/16		265	266,609
La Frontera Generation LLC, Term Loan, 4.50%, 9/30/20		404	405,384
Raven Power Finance LLC, Term Advance, 6.50%, 12/19/20		449	448,872
Sandy Creek Energy Associates LP, Term Loan, 5.00%, 11/09/20		523	526,705
Texas Competitive Electric Holdings Co. LLC (TXU):
2017 Term Loan (Extending), 4.65%, 10/10/17		1,765	1,442,146
DIP Delayed Draw Term Loan (2014), 3.75%, 5/05/16		660	663,599

			4,664,315
Electrical Equipment — 0.2%
Southwire Co. LLC (FKA Southwire Co.), Initial Term Loan, 3.25% - 4.75%, 2/10/21		424	423,009
Energy Equipment & Services — 0.2%
Offshore Group Investment Ltd. (Vantage Delaware Holdings LLC), Term Loan, 5.00%, 10/25/17		53	52,424

Floating Rate Loan Interests (b)	Par (000)		Value
Energy Equipment & Services (concluded)
Offshore Group Investment Ltd. (Vantage Drilling Co.), Second Term Loan, 5.75%, 3/28/19	USD	105	$104,538
Seventy Seven Operating LLC, Term Loan, 3.00%, 6/25/21		275	276,259

			433,221
Financials — 0.0%
Mauser Inc., Term Loan, 4.50%, 6/25/21		25	25,000
Food & Staples Retailing — 0.9%
BJ’s Wholesale Club, Inc.:
2013 (November) Replacement Loan (Second Lien), 8.50%, 3/26/20		210	214,857
New 2013 (November) Replacement Loan (First Lien), 4.50%, 9/26/19		680	679,967
New Albertson’s, Inc., Term Loan, 3.75%, 6/25/21		415	415,780
Performance Food Group, Inc. (FKA Vistar Corp.), Initial Loan (Second Lien), 6.25%, 11/14/19		465	469,664
Rite Aid Corp., Tranche 1 Term Loan (Second Lien), 5.75%, 8/21/20		215	219,502
Supervalu, Inc., New Term Loan, 4.50%, 3/21/19		201	200,757

			2,200,527
Food Products — 1.8%
AdvancePierre Foods, Inc., Term Loan (First Lien), 5.75%, 7/10/17		157	157,335
Boulder Brands, Inc. (FKA Smart Balance, Inc.), Term Loan, 5.00%, 7/09/20		104	104,124
Del Monte Foods, Inc., Initial Loan (First Lien), 4.25%, 2/18/21		474	470,951
Diamond Foods, Inc., Loan, 4.25%, 8/20/18		788	787,032
Dole Food Co., Inc., Tranche B Term Loan, 4.50% - 5.75%, 11/01/18		673	673,120
H. J. Heinz Co., Term B-1 Loan, 3.25%, 6/07/19		183	183,340
Hearthside Group Holdings LLC, Term Loan, 4.50%, 6/02/21		400	402,168
Pinnacle Foods Finance LLC:
New Term Loan G, 3.25%, 4/29/20		430	427,072
Tranche H Term Loan, 3.25%, 4/29/20		387	384,848
Reddy Ice Corp.:
Term B Loan (First Lien), 6.75% - 7.75%, 5/01/19		296	288,844
Term B Loan (Second Lien), 10.75%, 11/01/19		200	178,000

			4,056,834
Health Care Equipment & Supplies — 2.1%
Biomet, Inc., Dollar Term B-2 Loan, 3.65% - 3.73%, 7/25/17		561	561,233
ConvaTec, Inc., Dollar Term Loan, 4.00%, 12/22/16		232	232,194
Crimson Merger Sub, Inc., Initial Term Loan, 3.75%, 6/30/21		1,300	1,309,919
DJO Finance LLC (ReAble Therapeutics Finance LLC), New Tranche B Term Loan, 4.25%, 9/15/17		580	581,979
Hologic, Inc., Refinancing Tranche B Term Loan, 3.25%, 8/01/19		536	534,861
Immucor, Inc. (FKA IVD Acquisition Corp.), Term B-2 Loan, 5.00%, 8/19/18		687	689,772
Mallinckrodt International Finance S.A., Initial Term B Loan, 3.50%, 3/19/21		628	628,425
Onex Carestream Finance LP: Term Loan (First Lien 2013), 5.00%, 6/07/19		101	100,655

92	BLACKROCK FUNDS II	JUNE 30, 2014

Schedule of Investments (continued)	BlackRock Secured Credit Portfolio
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (b)	Par (000)		Value
Health Care Equipment & Supplies (concluded)
Term Loan (Second Lien), 9.50%, 12/07/19	USD	146	$148,418

			4,787,456
Health Care Providers & Services — 3.6%
American Renal Holdings, Inc., Term B Loan (First Lien), 4.50%, 8/20/19		435	434,139
Ardent Medical Services, Inc., Term Loan (First Lien), 6.75%, 7/02/18		60	59,741
CHG Healthcare Services, Inc. (FKA CHG Buyer Corp.), Term Loan (First Lien), 3.25%, 11/19/19		405	406,349
CHS/Community Health Systems, Inc., 2021 Term D Loan, 4.25%, 1/27/21		1,841	1,850,580
DaVita HealthCare Partners, Inc. (FKA DaVita, Inc.), Tranche B Term Loan, 2.75%, 6/24/21		1,860	1,867,607
Emdeon, Inc., Term B-2 Loan, 3.75%, 11/02/18		330	330,340
Envision Healthcare Corp. (FKA Emergency Medical Services Corp.), Initial Term Loan, 4.00%, 5/25/18		369	369,925
Fresenius Finance II BV, Tranche B2 Term Loan, 2.46%, 6/28/19	EUR	129	176,714
Genesis Healthcare LLC, Loan, 10.00%, 12/04/17	USD	153	155,573
HCA, Inc., Tranche B-5 Term Loan, 2.90%, 3/31/17		184	183,958
Iasis Healthcare LLC, Term B-2 Loan, 4.50%, 5/03/18		29	29,134
LHP Operations Co. LLC, Term Loan, 9.00%, 7/03/18		61	58,052
Millennium Laboratories LLC, Tranche B Term Loan, 5.25%, 4/16/21		875	883,024
MPH Acquisition Holdings LLC, Initial Term Loan, 4.00%, 3/31/21		657	654,424
National Mentor Holdings, Inc., Tranche B Term Loan, 4.75%, 1/31/21		140	140,348
Surgical Care Affiliates LLC, Class C Incremental Term Loan, 4.00%, 6/29/18		173	172,528
Truven Health Analytics, Inc. (FKA Thomson Reuters (Healthcare), Inc.), New Tranche B Term Loan, 4.50%, 6/06/19		507	501,135

			8,273,571
Health Care Technology — 0.3%
IMS Health, Inc., Term B Dollar Loan, 3.50%, 3/17/21		673	669,104
Hotels, Restaurants & Leisure — 7.2%
Bally Technologies, Inc., Term B Loan, 4.25%, 11/25/20		217	217,635
Bass Pro Group LLC, New Term Loan, 3.75% - 5.25%, 11/20/19		442	442,076
Belmond Interfin Ltd. (Orient Express Hotels), Dollar Term Loan, 4.00%, 3/19/21		663	664,585
Caesars Entertainment Operating Co., Inc. (FKA Harrah’s Operating Co., Inc.):
Term B-6 Loan, 5.25%, 1/28/18		85	79,274
Term B-7 Loan, 8.75%, 1/28/18		1,406	1,386,035
Caesars Entertainment Resort Properties LLC, Term B Loan, 7.00%, 10/11/20		2,072	2,082,884
Caesars Growth Properties Holdings LLC, Term B Loan (First Lien), 6.25%, 5/08/21		1,075	1,074,333
Centaur Acquisition LLC, Term Loan (Second Lien), 8.75%, 2/20/20		415	421,225
Diamond Resorts Corp., Term Loan, 5.50%, 5/09/21		800	805,000
Dunkin’ Brands, Inc., Term B-4 Loan, 3.25%, 2/05/21		453	448,712

Floating Rate Loan Interests (b)	Par (000)		Value
Hotels, Restaurants & Leisure (concluded)
ESH Hospitality, Inc., Term Loan, 4.25%, 6/24/19	USD	110	$110,871
Fitness International LLC, Term Loan B, 4.50%, 7/01/20		400	398,252
Four Seasons Holdings, Inc., Term Loan (Second Lien), 6.25%, 12/28/20		155	157,325
Hilton Worldwide Finance LLC, Initial Term Loan, 3.50%, 10/26/20		1,356	1,353,438
Intrawest Operations Group LLC, Initial Term Loan, 5.50%, 12/09/20		333	338,325
La Quinta Intermediate Holdings LLC, Initial Term Loan, 4.00%, 4/14/21		2,222	2,223,400
Las Vegas Sands LLC, Term B Loan, 3.25%, 12/19/20		945	944,711
MGM Resorts International (MGM Grand Detroit LLC), Term B Loan, 3.50%, 12/20/19		621	618,415
Pinnacle Entertainment, Inc., Tranche B-2 Term Loan, 3.75%, 8/13/20		200	200,623
Playa Resorts Holdings, Initial Term Loan, 4.00%, 8/09/19		303	303,769
ROC Finance LLC, Funded Term B Loan, 5.00%, 6/20/19		89	87,762
Seaworld Parks & Entertainment, Inc. (FKA SW Acquisitions Co., Inc.), Term B-2 Loan, 3.00%, 5/14/20		124	121,894
Station Casinos LLC, B Term Loan, 4.25%, 3/02/20		898	900,340
Travelport LLC (FKA Travelport, Inc.):
Term Loan, 6.25%, 6/26/19		421	430,006
Tranche 1 Loan, 9.50%, 1/31/16		229	234,923
Twin River Management Group, Inc. (FKA BLB Management Services, Inc.):
Term Loan B, 4.25%, 4/10/21		380	379,525
Term Loan, 5.25%, 11/10/18		193	191,964

			16,617,302
Household Products — 0.1%
Spectrum Brands, Inc., Tranche C Term Loan, 3.50%, 9/04/19		308	308,205
Independent Power and Renewable Electricity Producers — 0.4%
Calpine Construction Finance Co. LP, Term B-1 Loan, 3.00%, 5/03/20		55	53,675
Calpine Corp.:
Term Loan (3/11), 4.00%, 4/01/18		142	142,463
Term Loan, 4.00%, 10/09/19		281	281,298
Dynegy, Inc., Tranche B-2 Term Loan, 4.00%, 4/23/20		213	213,282
Panda Temple Power II LLC, Construction Term Loan Advance, 7.25%, 4/03/19		280	285,600

			976,318
Insurance — 0.9%
Alliant Holdings I LLC, Initial Term Loan, 4.25%, 12/20/19		97	97,304
Asurion LLC (FKA Asurion Corp.), Incremental Tranche B-1 Term Loan, 5.00%, 5/24/19		601	604,081
CNO Financial Group, Inc.:
Tranche B-1 Term Loan, 3.00%, 9/28/16		62	61,750
Tranche B-2 Term Loan, 3.75%, 9/28/18		116	115,539
Cooper Gay Swett & Crawford Ltd. (CGSC of Delaware Holdings Corp.):
Term Loan (First Lien), 5.00%, 4/16/20		153	150,254
Term Loan (Second Lien), 8.25%, 10/16/20		70	67,287
Sedgwick Claims Management Services, Inc.:
Initial Loan (Second Lien), 6.75%, 2/28/22		560	558,460

BLACKROCK FUNDS II	JUNE 30, 2014	93

Schedule of Investments (continued)	BlackRock Secured Credit Portfolio
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (b)	Par (000)		Value
Insurance (concluded)
Initial Term Loan (First Lien), 3.75%, 3/01/21	USD	549	$539,710

			2,194,385
Internet & Catalog Retail — 0.3%
Leonardo Acquisition Corp. (AKA 1-800 Contacts), Term Loan (First Lien), 4.25%, 1/29/21		773	772,583
Internet Software & Services — 1.3%
Asurion LLC (FKA Asurion Corp.), Term Loan (Second Lien), 8.50%, 3/03/21		210	217,665
DealerTrack Technologies, Inc., Term Loan, 3.50%, 2/28/21		618	617,119
Go Daddy Operating Co. LLC, Initial Term Loan, 4.75%, 5/13/21		750	745,545
Zayo Group LLC (Zayo Capital, Inc.), Term Loan, 4.00%, 7/02/19		1,356	1,357,285

			2,937,614
IT Services — 0.6%
Evertec Group LLC (FKA Evertec LLC), Term B Loan, 3.50%, 4/17/20		94	92,522
Sungard Availability Services Capital, Inc., Tranche B Term Loan, 6.00%, 3/29/19		524	520,090
SunGard Data Systems, Inc. (Solar Capital Corp.), Tranche C Term Loan, 3.75%, 2/28/17		285	285,590
Vantiv LLC (FKA Fifth Third Processing Solutions LLC), Term B Loan, 3.75%, 6/13/21		380	381,900

			1,280,102
Leisure Products — 0.4%
Bauer Performance Sports Ltd., Initial Term Loan, 4.50%, 4/15/21		312	312,295
FGI Operating Co. LLC, Term B Loan, 5.50%, 4/19/19		235	236,937
Leslie’s Poolmart, Inc., Additional Tranche B Term Loan, 4.25%, 10/16/19		378	378,376

			927,608
Life Sciences Tools & Services — 0.4%
Pharmaceutical Product Development, Inc. (Jaguar Holdings LLC), 2013 Term Loan, 4.00%, 12/05/18		603	604,525
Quintiles Transnational Corp., Term B-3 Loan, 3.75%, 6/08/18		318	317,943

			922,468
Machinery — 1.9%
Accudyne Industries Borrower SCA/Accudyne Industries LLC (FKA Silver II U.S. Holdings LLC), Refinancing Term Loan, 4.00%, 12/13/19		504	502,040
Alliance Laundry Systems LLC, Initial Term Loan (First Lien), 4.25% - 5.25%, 12/10/18		378	380,191
Ameriforge Group, Inc.:
Initial Term Loan (First Lien), 5.00%, 12/19/19		0	411
Initial Term Loan (Second Lien), 8.75%, 12/21/20		165	168,300
Filtration Group Corp.:
Initial Term Loan (Second Lien), 8.25%, 11/22/21		130	132,708
Term Loan (First Lien), 4.50%, 11/20/20		194	195,286
FPC Holdings, Inc., Initial Loan (First Lien), 5.25%, 11/19/19		457	454,547
Gates Global, Inc., Term Loan, 3.25%, 6/11/21		1,815	1,808,484

Floating Rate Loan Interests (b)	Par (000)		Value
Machinery (concluded)
Husky Injection Molding Systems Ltd. (Yukon Acquisition, Inc.), Term Loan, 3.25%, 7/02/18	USD	123	$123,533
Rexnord LLC/RBS Global, Inc., Term B Loan, 4.00%, 8/21/20		460	459,354
Wabash National, Tranche B-1 Loan, 4.50% - 5.75%, 5/08/19		143	142,979
Windsor Financing LLC, Term B Facility, 6.25%, 12/05/17		134	136,943

			4,504,776
Media — 5.2%
Acosta, Inc., Term B Loan (2013), 4.25%, 3/02/18		60	60,089
Advanstar Communications, Inc., Term Loan (Second Lien), 9.50%, 6/05/20		120	122,100
AMC Entertainment, Inc., Initial Term Loan, 3.50%, 4/30/20		277	276,384
CBS Outdoor Americas Capital LLC (CBS Outdoor Americas Capital Corp.), Term Loan, 3.00%, 1/31/21		110	109,560
Cengage Learning Acquisitions, Inc. (FKA TL Acquisitions, Inc.), Term Loan, 7.00%, 3/31/20		1,606	1,623,046
Charter Communications Operating LLC, Term E Loan, 3.00%, 7/01/20		521	512,673
Clear Channel Communications, Inc.:
Tranche B Term Loan, 3.80%, 1/29/16		66	65,438
Tranche D Term Loan, 6.90%, 1/30/19		1,469	1,460,957
Cumulus Media Holdings, Inc., Term Loan, 4.25%, 12/23/20		180	180,264
Hemisphere Media Holdings LLC (International Espanol, Inc.), Initial Term Loan, 6.25%, 7/30/20		223	225,534
Interactive Data Corp., Term Loan, 4.75%, 5/02/21		675	680,488
Lions Gate Entertainment, Loan, 5.00%, 7/19/20		100	101,500
Live Nation Entertainment, Inc., Term B-1 Loan, 3.50%, 8/17/20		109	108,902
MCC Iowa LLC:
Tranche H Term Loan, 3.25%, 1/29/21		725	717,042
Tranche J Term Loan, 3.00%, 6/30/21		125	125,104
Media General, Inc., Term B Loan, 4.25%, 7/31/20		176	176,919
National CineMedia LLC, Term Loan (2013), 2.90%, 11/26/19		690	679,898
NEP/NCP Holdco, Inc.:
Amendment No. 3 Incremental Term Loan (First Lien), 4.25%, 1/22/20		505	505,357
Term Loan (Second Lien), 9.50%, 7/22/20		31	32,293
Numericable U.S. LLC:
Dollar Denominated Tranche B-1 Loan, 4.50%, 5/21/20		422	424,661
Dollar Denominated Tranche B-2 Loan, 4.50%, 5/21/20		365	367,390
Salem Communications Corp., Term Loan, 4.50%, 3/13/20		130	130,538
Tribune Co., Initial Term Loan, 4.00%, 12/27/20		642	642,776
Univision Communications, Inc., Replacement First Lien Term Loan, 4.00%, 3/01/20		657	655,830
UPC Financing Partnership, Facility AH, 3.25%, 6/30/21		275	272,836
Virgin Media Investment Holdings Ltd., B Facility, 3.50%, 6/07/20		300	298,968

94	BLACKROCK FUNDS II	JUNE 30, 2014

Schedule of Investments (continued)	BlackRock Secured Credit Portfolio
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (b)	Par (000)		Value
Media (concluded)
WideOpenWest Finance LLC:
Term B Loan, 4.75%, 4/01/19	USD	157	$157,182
Term B-1 Loan 2013, 3.75%, 7/17/17		262	261,551
William Morris Endeavor Entertainment LLC (IMG Worldwide Holdings LLC):
Term Loan (First Lien), 5.25%, 5/06/21		635	638,810
Term Loan (Second Lien), 8.25%, 5/06/22		290	294,713

			11,908,803
Metals & Mining — 0.3%
FMG Resources (August 2006) Pty Ltd. (FMG America Finance, Inc.), Loan, 3.75%, 6/28/19		381	381,255
Novelis, Inc., Initial Term Loan, 3.75%, 3/10/17		250	249,985

			631,240
Multiline Retail — 0.3%
Evergreen Acqco 1 LP, New Term Loan, 5.00%, 7/09/19		420	418,407
Hudson’s Bay Co., Initial Term Loan (First Lien), 4.75%, 11/04/20		324	327,680

			746,087
Multi-Utilities — 0.0%
Power Borrower LLC, Initial Term Loan (Second Lien), 8.25%, 11/06/20		45	43,875
Oil, Gas & Consumable Fuels — 1.2%
American Energy - Utica LLC, Incremental Loan (Second Lien), 11.00%, 9/30/18		165	174,075
Arch Coal, Inc., Term Loan, 6.25%, 5/16/18		597	586,516
Bronco Midstream Funding LLC, Term Loan, 5.00%, 8/17/20		326	328,472
EP Energy LLC (FKA Everest Acquisition LLC), Tranche B-3 Loan, 3.50%, 5/24/18		117	116,229
Fieldwood Energy LLC:
Closing Date Loan (Second Lien), 8.38%, 9/30/20		180	185,490
Closing Date Loan, 3.88%, 9/28/18		243	244,160
MEG Energy Corp., New Term Loan, 3.75%, 3/31/20		715	715,922
Western Refining, Inc., Term Loan 2013, 4.25%, 11/12/20		358	359,543

			2,710,407
Personal Products — 0.1%
NBTY, Inc., Term B-2 Loan, 3.50%, 10/01/17		150	150,000
Prestige Brands, Inc., Term B-1 Loan, 3.75%, 1/31/19		85	85,346

			235,346
Pharmaceuticals — 2.0%
Akorn, Inc.:
Loan, 3.50%, 4/16/21		200	200,250
Loan, 4.50%, 4/16/21		310	310,387
Amneal Pharmaceuticals LLC, Term Loan B, 5.75% - 7.00%, 11/01/19		288	289,025
Catalent Pharma Solutions, Inc. (FKA Cardinal Health 409, Inc.):
Dollar Term Loan, 4.50%, 5/20/21		900	904,500
Term Borrowing, 6.50%, 12/31/17		90	90,675
Endo Luxembourg Finance Co. I S.à r.l., 2014 Term B Loan, 3.25%, 3/01/21		195	193,985
Envision Acquisition Co. LLC, Initial Term Loan (First Lien), 5.75%, 11/04/20		238	239,987
inVentiv Health, Inc. (FKA Ventive Health, Inc.):
Consolidated Term Loan, 7.50%, 8/04/16		108	108,755

Floating Rate Loan Interests (b)	Par (000)		Value
Pharmaceuticals (concluded)
Term B-3 Loan, 7.75%, 5/15/18	USD	121	$120,990
Par Pharmaceutical Cos., Inc. (Par Pharmaceutical, Inc.), Term B-2 Loan, 4.00%, 9/30/19		1,213	1,210,659
Valeant Pharmaceuticals International, Inc.:
Series C-2 Tranche B Term Loan, 3.75%, 12/11/19		172	171,650
Series D2 Term Loan B, 3.75%, 2/13/19		161	161,312
Series E1 Tranche B Term Loan, 3.75%, 8/05/20		509	508,573

			4,510,748
Professional Services — 2.0%
Connolly Intermediate, Inc.:
Initial Term Loan (First Lien), 5.00%, 5/14/21		875	884,406
Initial Term Loan (Second Lien), 8.00%, 5/13/22		600	608,502
EWT Holdings III Corp. (FKA WTG Holdings III Corp.):
Term Loan (First Lien), 4.75%, 1/15/21		458	458,080
Term Loan (Second Lien), 8.50%, 1/15/22		35	35,117
Koosharem LLC, Term Loan, 7.50%, 5/15/20		675	679,644
Redtop Acquisitions Ltd.:
Initial Dollar Term Loan (First Lien), 4.50%, 12/03/20		289	291,083
Initial Dollar Term Loan (Second Lien), 8.25%, 6/03/21		75	76,870
Trans Union LLC, 2014 Replacement Term Loan, 4.00%, 4/09/21		1,317	1,316,226
TriNet HR Corp., Tranche B-2 Term Loan, 5.00%, 8/20/20		179	178,203

			4,528,131
Real Estate Investment Trusts (REITs) — 0.1%
RHP Hotel Properties LP, Tranche B Term Loan, 3.75%, 1/15/21		185	185,925
Real Estate Management & Development — 0.6%
CityCenter Holdings LLC, Term B Loan, 5.00%, 10/16/20		268	269,851
Realogy Group LLC (FKA Realogy Corp.):
Extended Synthetic Commitment, 0.00% - 4.40%, 10/10/16		13	13,208
Initial Term B Loan 2014, 3.75%, 3/05/20		1,201	1,200,476

			1,483,535
Road & Rail — 0.1%
SIRVA Worldwide, Inc., Loan, 7.50%, 3/27/19		148	150,717
Transtar Holding Co., Term Loan (First Lien), 5.75%, 10/09/18		166	165,424

			316,141
Semiconductors & Semiconductor Equipment — 1.0%
Avago Technologies Cayman Ltd. (Avago Technologies Holdings Luxembourg S.à r.l.), Term Loan, 3.75%, 5/06/21		1,325	1,328,670
Freescale Semiconductor, Inc.:
Tranche B4 Term Loan, 4.25%, 2/28/20		843	841,869
Tranche B5 Term Loan, 5.00%, 1/15/21		114	114,547

			2,285,086
Software — 2.9%
Activision Blizzard, Inc., Term Loan, 3.25%, 10/12/20		509	509,364

BLACKROCK FUNDS II	JUNE 30, 2014	95

Schedule of Investments (continued)	BlackRock Secured Credit Portfolio
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (b)	Par (000)		Value
Software (concluded)
Applied Systems, Inc.:
Initial Term Loan (First Lien), 4.25%, 1/25/21	USD	388	$388,958
Initial Term Loan (Second Lien), 7.50%, 1/24/22		100	101,800
BMC Software Finance, Inc., Initial U.S. Term Loan, 5.00%, 9/10/20		757	755,712
First Data Corp.:
2018 Dollar Term Loan, 4.15%, 3/23/18		1,045	1,046,306
2018B New Term Loan, 4.15%, 9/24/18		280	280,199
Infor (U.S.), Inc. (FKA Lawson Software, Inc.):
Tranche B-3 Term Loan, 3.75%, 6/03/20		198	196,853
Tranche B-5 Term Loan, 3.75%, 6/03/20		955	947,642
Kronos, Inc., Initial Term Loan (Second Lien), 9.75%, 4/30/20		419	434,581
Mitchell International, Inc.:
Initial Loan (Second Lien), 8.50%, 10/11/21		275	280,272
Initial Term Loan, 4.50%, 10/13/20		747	749,409
Nuance Communications, Inc., Term C Loan, 2.90%, 8/07/19		75	74,101
RP Crown Parent LLC, New Term Loan (First Lien), 6.00%, 12/21/18		25	24,865
Sabre GLBL, Inc. (FKA Sabre, Inc.):
Incremental Term Loan, 4.50%, 2/19/19		114	114,423
Term B Loan, 4.25%, 2/19/19		212	212,215
Shield Finance Co. S.à r.l., Dollar Term B Loan, 5.00%, 1/29/21		170	170,106
Sophia LP, Term B-1 Loan, 4.00%, 7/19/18		255	254,519
SunGard Data Systems, Inc. (Solar Capital Corp.), Tranche E Term Loan, 4.00%, 3/08/20		100	100,410
Websense, Inc., Loan (Second Lien), 8.25%, 12/24/20		160	160,800

			6,802,535
Specialty Retail — 2.7%
Academy Ltd., Initial Term Loan (2012), 4.50%, 8/03/18		219	219,867
Armored AutoGroup, Inc. (FKA Viking Acquisition, Inc.), New Term Loan, 6.00% - 6.50%, 11/05/16		172	172,647
The Gymboree Corp., Term Loan, 5.00%, 2/23/18		29	24,439
J. Crew Group, Inc., Initial Loan, 4.00%, 3/05/21		615	606,255
Jo-Ann Stores, Inc., Term B Loan, 4.00%, 3/16/18		451	447,577
Michaels Stores, Inc.:
Term B Loan, 3.75%, 1/28/20		396	394,331
Term Loan B2, 3.00%, 1/28/20		550	549,802
National Vision, Inc.:
Initial Term Loan (First Lien), 4.00%, 3/12/21		585	578,343
Initial Term Loan (Second Lien), 6.75%, 3/11/22		165	164,381
The Neiman Marcus Group, Inc., Other Term Loan, 4.25%, 10/25/20		1,370	1,366,125
Party City Holdings, Inc., 2014 Replacement Term Loan, 4.00%, 7/27/19		1,073	1,065,329
PetCo Animal Supplies, Inc., New Loans, 4.00%, 11/24/17		520	520,485
Toys ’R’ Us-Delaware, Inc., Term B-3 Loan, 5.25%, 5/25/18		71	57,383

			6,166,964
Technology Hardware, Storage & Peripherals — 0.2%
CDW LLC (FKA CDW Corp.), Term Loan, 3.25%, 4/29/20		569	562,344

Floating Rate Loan Interests (b)	Par (000)		Value
Textiles, Apparel & Luxury Goods — 0.7%
ABG Intermediate Holdings 2 LLC, Term Loan (First Lien), 5.50%, 5/27/21	USD	424	$424,997
Burlington Coat Factory Warehouse Corp., Term B-2 Loan, 4.25%, 2/23/17		132	133,106
Kate Spade & Co., Initial Term Loan, 4.00%, 4/09/21		540	539,455
Nine West Holdings, Inc., Initial Loan, 4.75%, 10/08/19		235	235,971
Polymer Group, Inc., Initial Loan, 5.25%, 12/19/19		282	284,689

			1,618,218
Trading Companies & Distributors — 1.0%
American Builders & Contractors Supply Co., Inc., Term B Loan, 3.50%, 4/16/20		551	548,943
GYP Holdings III Corp., Term Loan (First Lien), 4.75%, 4/01/21		455	452,725
HD Supply, Inc., Term Loan 2014, 4.00%, 6/28/18		480	480,291
Interline Brands, Inc., Term Loan (First Lien), 4.00%, 3/17/21		564	561,711
McJunkin Red Man Corp., Term Loan, 5.00%, 11/08/19		144	144,632
Nexeo Solutions LLC, Term B-3 Loan, 5.00%, 9/08/17		169	169,573

			2,357,875
Wireless Telecommunication Services — 0.2%
SBA Senior Finance II LLC, Incremental Tranche B-1 Term Loan, 3.25%, 3/24/21		390	387,340
Syniverse Holdings, Inc., Tranche B Term Loan, 4.00%, 4/23/19		175	174,296

			561,636
Total Floating Rate Loan Interests — 64.1%			147,681,626

Non-Agency Mortgage-Backed Securities	Par (000)		Value
Collateralized Mortgage Obligations — 0.0%
Adjustable Rate Mortgage Trust, Series 2007-1, Class 3A21, 3.16%, 3/25/37 (b)		1	927
Commercial Mortgage-Backed Securities — 0.1%
Hilton USA Trust, Series 2013-HLT, Class EFX, 5.61%, 11/05/30 (a)(b)		327	337,556
Total Non-Agency Mortgage-Backed Securities — 0.1%			338,483
Total Long-Term Investments (Cost — $ 208,013,458) — 91.3%			210,624,095

Short-Term Securities	Shares		Value
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (h)(i)		26,211,009	26,211,009
Total Short-Term Securities (Cost — $ 26,211,009) — 11.4%			26,211,009
			Value
Total Investments (Cost — $ 234,224,467*) — 102.7%			236,835,104
Liabilities in Excess of Other Assets — (2.7)%			(6,261,612)

Net Assets — 100.0%			$230,573,492

96	BLACKROCK FUNDS II	JUNE 30, 2014

Schedule of Investments (continued)	BlackRock Secured Credit Portfolio
(Percentages shown are based on Net Assets)

Notes to Schedule of Investments

*	As of June 30, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$234,228,147

Gross unrealized appreciation	$3,025,874
Gross unrealized depreciation	(418,917)

Net unrealized appreciation	$2,606,957

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Restricted security as to resale. As of report date, the Fund held restricted securities with a current value of $364,369 and an original cost of $358,829 which was 0.2% of its net assets.

(d)	Common subscription receipts.

(e)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.

(f)	Issuer filed for bankruptcy and/or is in default of interest payments.

(g)	Non-income producing security.

(h)	Investments in issuers considered to be an affiliate of the Fund during the period ended June 30, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at September 30, 2013	Net Activity	Shares Held at June 30, 2014	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	13,349,303	12,861,706	26,211,009	$4,847

(i)	Represents the current yield as of report date.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Financial futures contracts outstanding as of June 30, 2014 were as follows:

Contracts Sold	Issue	Exchange	Expiration	Notional Value		Unrealized Appreciation
(58)	U.S. Treasury Notes (10 Year)	Chicago Board of Trade	September 2014	USD	7,259,969	$27,741

•	Forward foreign currency exchange contracts outstanding as of June 30, 2014 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	234,959	EUR	170,000	Barclays Bank PLC	7/23/14	$2,158
USD	135,580	EUR	99,000	BNP Paribas S.A.	7/23/14	6
USD	128,961	EUR	93,000	Goldman Sachs Bank USA	7/23/14	1,604
USD	438,476	GBP	261,000	Barclays Bank PLC	7/23/14	(8,112)
Total						$(4,344)

•	Centrally cleared credit default swaps — sold protection outstanding as of June 30, 2014 were as follows:

Index	Receive Fixed Rate	Clearinghouse	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Unrealized Appreciation
CDX.NA.HY Series 21 Version 2	5.00%	Chicago Mercantile	12/20/18	B+	USD	3,960	$115,497

BLACKROCK FUNDS II	JUNE 30, 2014	97

Schedule of Investments (continued)	BlackRock Secured Credit Portfolio

•	OTC credit default swaps — sold protection outstanding as of June 30, 2014 were as follows:

Issuer	Receive Fixed Rate	Counterparty	Expiration Date	Issuer Credit Rating[1]	Notional Amount (000)[2]		Market Value	Premiums Received	Unrealized Depreciation
Caesars Entertainment Operating Co., Inc.	5.00%	Deutsche Bank AG	6/20/17	CCC-	USD	85	$(45,142)	$(19,568)	$(25,574)

[1]	Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of June 30, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$1,905,053	—	$1,905,053
Common Stocks	$40,915	364,369	—	405,284
Corporate Bonds	—	60,293,649	—	60,293,649
Floating Rate Loan Interests	—	136,670,597	$11,011,029	147,681,626
Non-Agency Mortgage-Backed Securities	—	338,483	—	338,483
Short-Term Securities	26,211,009	—	—	26,211,009
Unfunded Loan Commitments	—	—	4,890	4,890
Liabilities:
Unfunded Loan Commitments	—	(2,028)	—	(2,028)
Total	$26,251,924	$199,570,123	$11,015,919	$236,837,966

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Credit contracts	—	$115,497	—	$115,497
Foreign currency exchange contracts	—	3,768	—	3,768
Interest rate contracts	$27,741	—	—	27,741
Liabilities:
Credit contracts	—	(25,574)	—	(25,574)
Foreign currency exchange contracts	—	(8,112)	—	(8,112)
Total	$27,741	$85,579	—	$113,320

[1]

Derivative financial instruments are swaps, financial futures contracts and forward foreign currency exchange contracts. Swaps, financial futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument.

98	BLACKROCK FUNDS II	JUNE 30, 2014

Schedule of Investments (concluded)	BlackRock Secured Credit Portfolio

The carrying amount or face value, including accrued interest, for certain of the Fund’s assets and/or liabilities approximates fair value for financial reporting purposes. As of June 30, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency at value	$16,890	—	—	$16,890
Cash pledged for financial futures contracts	94,000	—	—	94,000
Cash pledged for centrally cleared swaps	180,000	—	—	180,000
Liabilities:
Bank overdraft	—	$(1,092,229)	—	(1,092,229)
Total	$290,890	$(1,092,229)	—	$(801,339)

There were no transfers between Level 1 and Level 2 during the period ended June 30, 2014.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Floating Rate Loan Interests	Unfunded Loan Commitments	Total
Assets:
Opening Balance, as of September 30, 2013	$3,068,775	$7,111,012	—	$10,179,787
Transfers into Level 3[2]	—	3,092,154	—	3,092,154
Transfers out of Level 3[3]	(1,884,400)	(1,932,540)	—	(3,816,940)
Accrued discounts/premiums	3,357	8,963	—	12,320
Net realized gain (loss)	32,447	33,476	—	65,923
Net change in unrealized appreciation/depreciation[4]	(1,148)	50,539	$4,890	54,281
Purchases	—	7,518,732	—	7,518,732
Sales	(1,219,031)	(4,871,307)	—	(6,090,338)
Closing Balance, as of June 30, 2014	—	$11,011,029	$4,890	$11,015,919

Net change in unrealized appreciation/depreciation on investments still held at June 30, 2014[4]	—	$62,164	$4,890	$67,054

[2]

As of September 30, 2013, the Fund used observable inputs in determining the value of certain investments. As of June 30, 2014, the Fund used significant unobservable inputs in determining the value of the same investments. As a result, investments with a beginning of period value of $3,092,154 transferred from Level 2 to Level 3 in the disclosure hierarchy.

[3]

As of September 30, 2013, the Fund used significant unobservable inputs in determining the value of certain investments. As of June 30, 2014, the Fund used observable inputs in determining the value of the same investments. As a result, investments with a beginning of period value of $3,816,940 transferred from Level 3 to Level 2 in the disclosure hierarchy.

[4]

Any difference between net change in unrealized appreciation/depreciation and net change in unrealized appreciation/depreciation on investments still held at June 30, 2014 is generally due to investments no longer held or categorized as Level 3 at period end.

Certain of the Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value in such Level 3 investments.

BLACKROCK FUNDS II	JUNE 30, 2014	99

Schedule of Investments June 30, 2014 (Unaudited)	BlackRock U.S. Government Bond Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)	Value
Cedar Funding III CLO Ltd., Series 2014-3A, Class A1, 1.76%, 5/20/26 (a)(b)	USD 4,500	$4,494,375
Conseco Financial Corp., Series 1997-5, Class A7, 7.13%, 5/15/29 (b)	93	94,479
Dryden XXVIII Senior Loan Fund, Series 2013-28A, Class A1L, 1.32%, 8/15/25 (a)(b)	5,800	5,718,313
Fannie Mae REMIC Trust, Series 1996-W1, Class AL, 7.25%, 3/25/26 (b)	39	41,456
HLSS Servicer Advance Receivables Trust, Series 2013-T1, Class A2, 1.50%, 1/16/46 (a)	3,101	3,102,551
OCP CLO Ltd., Series 2012-2A, Class A2, 1.72%, 11/22/23 (a)(b)	7,300	7,273,713
OHA Credit Partners VIII Ltd., Series 2013-8A, Class A, 1.35%, 4/20/25 (a)(b)	4,500	4,440,577
Prestige Auto Receivables Trust, Series 2013-1A, Class A2, 1.09%, 2/15/18 (a)	3,929	3,936,323
Santander Drive Auto Receivables Trust, Series 2013-A, Class A2, 0.80%, 10/17/16 (a)	10,663	10,673,426
Washington Mill CLO Ltd., Series 2014-1A, Class A1, 1.73%, 4/20/26 (a)(b)	4,100	4,095,900
Total Asset-Backed Securities — 5.1%		43,871,113

Corporate Bonds	Par (000)	Value
Banks — 9.5%
Canadian Imperial Bank of Commerce, 2.75%, 1/27/16 (a)	20,800	21,526,544
The Toronto-Dominion Bank:
2.20%, 7/29/15 (a)	25,000	25,497,750
1.63%, 9/14/16 (a)	34,825	35,465,780

		82,490,074
Oil, Gas & Consumable Fuels — 0.1%
ENSCO Offshore Co., 6.36%, 12/01/15	348	362,761
Total Corporate Bonds — 9.6%		82,852,835

Non-Agency Mortgage-Backed Securities	Par (000)	Value
Commercial Mortgage-Backed Securities — 1.0%
GS Mortgage Securities Trust:
Series 2013-GC16, Class A4, 4.27%, 11/10/46	4,100	4,429,800
Series 2014-GC18, Class A4, 4.07%, 1/10/47	4,100	4,355,106

		8,784,906
Interest Only Commercial Mortgage-Backed Securities — 2.4%
Commercial Mortgage Pass-Through Certificates:
Series 2012-CR5, Class XA, 2.06%, 12/10/45 (b)	58,938	5,978,013
Series 2013-CR7, Class XA, 1.71%, 3/10/46 (b)	33,018	2,845,422
Series 2014-CR14, Class XA, 1.06%, 2/10/47 (b)	12,508	659,118
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class XA, 1.72%, 4/15/46 (b)	39,024	3,655,311
WaMu Commercial Mortgage Securities Trust, Series 2005-C1A, Class X, 0.93%, 5/25/36 (a)(b)	1,145	21,471
WF-RBS Commercial Mortgage Trust:
Series 2012-C10, Class XA, 1.96%, 12/15/45 (a)(b)	61,891	6,530,311

Non-Agency Mortgage-Backed Securities	Par (000)	Value
Interest Only Commercial Mortgage-Backed Securities (concluded)
Series 2014-LC14, Class XA, 1.64%, 3/15/47 (b)	USD 14,131	$1,278,714

		20,968,360
Total Non-Agency Mortgage-Backed Securities — 3.4%		29,753,266

Project Loans — 0.0%	Par (000)	Value
Federal Housing Authority, USGI Project, Series 56, 7.46%, 1/01/23	30	29,272

U.S. Government Sponsored Agency Securities	Par (000)	Value
Agency Obligations — 3.1%
Federal Home Loan Bank:
1.95%, 7/24/18	15,835	16,029,596
4.00%, 4/10/28	4,100	4,293,623
Freddie Mac, 4.38%, 7/17/15	6,100	6,366,460
Small Business Administration Participation Certificates:
Series 1996-20H, 7.25%, 8/01/16	74	77,082
Series 1996-20J, 7.20%, 10/01/16	85	88,584
Series 1998-20J, Class 1, 5.50%, 10/01/18	225	237,027

		27,092,372
Collateralized Mortgage Obligations — 0.4%
Fannie Mae:
Series 2002-T6, Class A1, 3.31%, 2/25/32	130	132,581
Series 2014-27, Class VC, 4.00%, 5/25/31	3,236	3,401,722

		3,534,303
Interest Only Collateralized Mortgage Obligations — 0.1%
Freddie Mac, Series 4212, Class SA, 6.05%, 7/15/38 (b)	2,056	363,667
Interest Only Commercial Mortgage-Backed Securities — 0.1%
Ginnie Mae:
Series 2005-9, Class IO, 0.44%, 1/16/45 (b)	15,007	308,723
Series 2005-50, Class IO, 0.60%, 6/16/45 (b)	9,003	174,941
Series 2006-30, Class IO, 0.70%, 5/16/46 (b)	8,013	446,507

		930,171
Mortgage-Backed Securities — 65.3%
Fannie Mae Mortgage-Backed Securities:
2.23%, 10/01/42 (b)	1,626	1,679,033
2.50%, 7/01/29 (c)	7,200	7,313,624
3.00%, 3/01/41-6/01/43 (b)	47,330	46,945,069
3.14%, 3/01/41 (b)	925	983,343
3.21%, 12/01/40 (b)	1,236	1,293,929
3.35%, 6/01/41 (b)	2,088	2,201,158
3.50%, 11/01/28-7/01/44 (b)(c)	64,782	67,079,609
4.00%, 1/01/25-7/01/44 (c)	102,769	109,365,809
4.50%, 2/01/25-7/01/44 (c)	36,709	39,729,628
5.00%, 11/01/32-7/01/44 (c)	7,627	8,505,762
5.50%, 2/01/35-7/01/44 (c)	9,992	11,229,690
6.00%, 5/01/33-6/01/41	11,105	12,541,756
6.50%, 5/01/40	4,711	5,312,203
Freddie Mac Mortgage-Backed Securities:
2.50%, 7/01/29 (c)	2,700	2,740,500

100	BLACKROCK FUNDS II	JUNE 30, 2014

Schedule of Investments (continued)	BlackRock U.S. Government Bond Portfolio
(Percentages shown are based on Net Assets)

U.S. Government Sponsored Agency Securities	Par (000)			Value
Mortgage-Backed Securities (concluded)
2.92%, 6/01/42 (b)	USD	1,295		$1,343,376
3.00%, 7/01/29-8/01/43 (c)		26,510		26,485,035
3.02%, 2/01/41 (b)		1,380		1,469,523
3.50%, 7/01/29-2/01/44 (c)		18,116		18,802,071
4.00%, 7/01/29-7/01/44 (c)		18,879		20,009,731
4.50%, 9/01/43-7/01/44 (c)		18,035		19,539,247
5.00%, 7/01/35-7/01/44 (c)		7,811		8,667,037
5.50%, 6/01/41-7/01/44 (c)		6,214		6,928,631
Ginnie Mae Mortgage-Backed Securities:
3.00%, 7/15/44 (c)		5,000		5,037,500
3.50%, 2/15/42-7/15/44 (c)		27,871		29,033,534
4.00%, 4/20/44-7/15/44 (c)		55,329		59,300,949
4.50%, 5/20/41-2/15/42		35,188		38,512,640
5.00%, 12/15/38-7/15/44 (c)		11,406		12,608,979
7.00%, 6/15/23-3/15/24		—	(d)	281

				564,659,647
Total U.S. Government Sponsored Agency Securities — 69.0%				596,580,160

U.S. Treasury Obligations		Par (000)		Value
U.S. Treasury Bonds:
7.50%, 11/15/24		5,162		7,531,678
6.63%, 2/15/27		7,178		10,179,301
4.75%, 2/15/37		2,681		3,370,100
4.63%, 2/15/40		18,974		23,595,953
3.38%, 5/15/44		33,312		33,535,421
U.S. Treasury Inflation Indexed Notes:
0.13%, 4/15/19		4,426		4,557,322
0.63%, 1/15/24		15,433		15,992,281
U.S. Treasury Notes:
0.25%, 2/15/15		3,347		3,350,662
0.38%, 2/15/16 (e)		133,146		133,302,047
0.50%, 6/30/16 (e)		112,110		112,206,302
0.88%, 6/15/17		24,610		24,619,622
1.63%, 6/30/19 (e)		23,880		23,880,000
3.63%, 2/15/21 (e)		44,833		49,344,321
2.00%, 5/31/21-2/15/22		19,039		18,851,433
2.13%, 6/30/21		30,425		30,420,254
2.50%, 5/15/24 (e)		51,909		51,835,517
Total U.S. Treasury Obligations — 63.2%				546,572,214
Total Long-Term Investments (Cost — $1,298,650,966) — 150.3%				1,299,658,860

Short-Term Securities		Shares	Value
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (f)(g)		5,920,772	$5,920,772
Total Short-Term Securities (Cost — $5,920,772) — 0.7%			5,920,772

Options Purchased			Value
(Cost — $3,856,512) — 0.3%	USD		2,553,850
Total Investments Before TBA Sale Commitments and Options Written (Cost — $1,308,428,250*) — 151.3%			1,308,133,482

TBA Sale Commitments (c)		Par (000)	Value
Fannie Mae Mortgage-Backed Securities:
2.50%, 7/01/29		500	(507,735)
3.50%, 7/01/29-7/01/44		9,800	(10,224,984)
4.00%, 7/01/29-7/01/44		21,300	(22,607,187)
4.50%, 7/01/29		1,800	(1,910,531)
3.00%, 7/01/44		46,375	(45,813,445)
6.00%, 7/01/44		1,000	(1,126,406)
Freddie Mac Mortgage-Backed Securities:
3.50%, 7/01/29-7/01/44		1,100	(1,147,856)
3.00%, 7/01/44		4,600	(4,537,826)
4.50%, 7/01/44		500	(540,781)
Ginnie Mae Mortgage-Backed Securities:
3.50%, 7/15/44		6,900	(7,175,462)
4.00%, 7/15/44		17,700	(18,941,765)
4.50%, 7/15/44		16,800	(18,329,903)
5.00%, 7/15/44		400	(440,448)
Total TBA Sale Commitments (Proceeds — $132,259,818) — (15.4)%			(133,304,329)

Options Written			Value
(Premiums Received — $3,361,898) — (0.3)%			(2,194,260)
Total Investments Net of TBA Sale Commitments and Options Written — 135.6%			1,172,634,893
Liabilities in Excess of Other Assets — (35.6)%			(307,763,488)

Net Assets — 100.0%			$864,871,405

Notes to Schedule of Investments

*	As of June 30, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$1,311,694,762

Gross unrealized appreciation	$17,705,541
Gross unrealized depreciation	(21,266,821)

Net unrealized depreciation	$(3,561,280)

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate shown is as of report date.

BLACKROCK FUNDS II	JUNE 30, 2014	101

Schedule of Investments (continued)	BlackRock U.S. Government Bond Portfolio

(c)	Represents or includes a TBA transaction. Unsettled TBA transactions as of June 30, 2014 were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Barclays Capital, Inc.	$2,763,985	$9,586
Citigroup Global Markets, Inc.	$(9,434,253)	$(86,409)
Credit Suisse Securities (USA) LLC	$6,196,454	$48,319
Deutsche Bank Securities, Inc.	$8,462,847	$46,812
Goldman Sachs & Co.	$(4,279,266)	$(23,875)
J.P. Morgan Securities LLC	$17,075,031	$24,816
Merrill Lynch, Pierce, Fenner & Smith, Inc.	$34,246,097	$275,988
Morgan Stanley & Co. LLC	$(3,088,383)	$(16,895)

(d)	Amount is less than $500.

(e)	All or a portion of security has been pledged as collateral in connection with outstanding reverse repurchase agreements.

(f)	Investments in issuers considered to be an affiliate of the Fund during the period ended June 30, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at September 30, 2013	Net Activity	Shares Held at June 30, 2014	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	7,144,539	(1,223,767)	5,920,772	$4,324

(g)	Represents the current yield as of report date.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Reverse repurchase agreements outstanding as of June 30, 2014 were as follows:

Counterparty	Interest Rate[1]	Trade Date	Maturity Date[2]	Face Value	Face Value Including Accrued Interest
Merrill Lynch, Pierce, Fenner & Smith, Inc.	0.09%	10/09/13	Open	$111,720,000	$111,843,357
Credit Suisse Securities (USA) LLC	0.16%	3/03/14	Open	8,810,000	8,812,330
Deutsche Bank Securities, Inc.	0.13%	4/21/14	Open	16,425,000	16,426,597
BNP Paribas Securities Corp.	0.12%	6/30/14	7/01/14	50,062,500	50,062,667
Credit Suisse Securities (USA) LLC	0.02%	6/30/14	7/01/14	51,973,386	51,973,415
Merrill Lynch, Pierce, Fenner & Smith, Inc.	0.16%	6/30/14	7/01/14	23,880,000	23,880,106
Total				$262,870,886	$262,998,472

[1]	Rate shown is as of report date.

[2]	Certain agreements have no stated maturity and can be terminated by either party at any time.

•	Financial futures contracts outstanding as of June 30, 2014 were as follows:

Contracts Purchased/ (Sold)	Issue	Exchange	Expiration		Notional Value	Unrealized Appreciation (Depreciation)
(29)	Euro-Buxl	Eurex	September 2014	USD	5,347,309	$(140,140)
(4)	Japanese Government Bonds (10 Year)	Osaka	September 2014	USD	5,750,950	(19,523)
(257)	U.S. Treasury Notes (2 Year)	Chicago Board of Trade	September 2014	USD	56,435,594	40,046
329	U.S. Treasury Notes (5 Year)	Chicago Board of Trade	September 2014	USD	39,302,649	48,738
(429)	U.S. Treasury Notes (10 Year)	Chicago Board of Trade	September 2014	USD	53,698,734	(225,466)
(1)	U.S. Treasury Bonds (30 Year)	Chicago Board of Trade	September 2014	USD	137,188	(1,057)
(25)	U.S. Ultra Treasury Bonds	Chicago Board of Trade	September 2014	USD	3,748,438	(7,171)
(356)	Euro Dollar Futures	Chicago Mercantile	June 2015	USD	88,541,650	29,207
(191)	Euro Dollar Futures	Chicago Mercantile	September 2015	USD	47,410,975	(23,604)
(200)	Euro Dollar Futures	Chicago Mercantile	December 2015	USD	49,532,500	7,034
(33)	Euro Dollar Futures	Chicago Mercantile	March 2016	USD	8,153,063	(10,890)
(15)	Euro Dollar Futures	Chicago Mercantile	June 2016	USD	3,696,000	(6,408)
(3)	Euro Dollar Futures	Chicago Mercantile	September 2016	USD	737,138	243
(3)	Euro Dollar Futures	Chicago Mercantile	December 2016	USD	735,187	$(245)

102	BLACKROCK FUNDS II	JUNE 30, 2014

Schedule of Investments (continued)	BlackRock U.S. Government Bond Portfolio

•	Financial futures contracts outstanding as of June 30, 2014 were as follows: (concluded)

Contracts Purchased/ (Sold)	Issue	Exchange	Expiration		Notional Value	Unrealized Appreciation (Depreciation)
(3)	Euro Dollar Futures	Chicago Mercantile	March 2017	USD	733,612	168
(3)	Euro Dollar Futures	Chicago Mercantile	June 2017	USD	732,112	(1,291)
Total						$(310,359)

•	Forward foreign currency exchange contracts outstanding as of June 30, 2014 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
INR	30,635,700	USD	510,000	Deutsche Bank AG	7/21/14	$(3,392)
EUR	1,933,000	USD	2,627,225	Citibank N.A.	7/23/14	19,865
USD	503,995	GBP	300,000	Barclays Bank PLC	7/23/14	(9,325)
USD	815,000	RUB	29,759,725	Deutsche Bank AG	7/25/14	(55,681)
USD	815,000	RUB	30,069,425	Morgan Stanley Capital Services LLC	7/25/14	(64,742)
USD	2,649,000	RUB	92,662,020	Morgan Stanley Capital Services LLC	7/25/14	(62,014)
INR	10,274,800	USD	170,000	BNP Paribas S.A.	7/28/14	(397)
INR	20,551,300	USD	340,000	BNP Paribas S.A.	7/28/14	(765)
PLN	3,642,729	EUR	880,000	Barclays Bank PLC	9/17/14	(11,846)
USD	4,784,965	AUD	5,139,812	Bank of America N.A.	9/17/14	(33,967)
USD	4,250,000	CAD	4,645,276	Royal Bank of Scotland PLC	9/17/14	(94,750)
USD	4,360,000	JPY	445,905,920	Bank of America N.A.	9/17/14	(44,174)
Total						$(361,188)

•	Exchange-traded options purchased as of June 30, 2014 were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
U.S. Treasury Notes (10 Year)	Put	USD	124.00	7/25/14	417	$71,672
U.S. Treasury Notes (10 Year)	Put	USD	122.00	7/25/14	417	6,516
U.S. Treasury Notes (10 Year)	Put	USD	123.50	7/25/14	280	26,250
U.S. Treasury Notes (10 Year)	Put	USD	121.50	7/25/14	280	4,375
Euro Dollar 1-Year Mid-Curve	Put	USD	99.00	9/12/14	760	23,750
Euro Dollar 1-Year Mid-Curve	Put	USD	98.75	12/12/14	1,458	236,925
Euro Dollar 1-Year Mid-Curve	Put	USD	98.88	12/12/14	518	132,737
Euro Dollar 1-Year Mid-Curve	Put	USD	98.63	12/12/14	318	35,775
Total						$538,000

•	OTC options purchased as of June 30, 2014 were as follows:

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Notional Amount (000)	Market Value
GBP Currency	Citibank N.A.	Put	USD	1.70	7/03/14	GBP 15,635	$6,237

•	OTC interest rate swaptions purchased as of June 30, 2014 were as follows:

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Market Value
5-Year Interest Rate Swap	Goldman Sachs Bank USA	Call	1.95%	Receive	3-month LIBOR	11/28/14	USD	22,500	$191,117
30-Year Interest Rate Swap	Deutsche Bank AG	Call	3.30%	Receive	3-month LIBOR	5/22/17	USD	3,800	208,672
30-Year Interest Rate Swap	Goldman Sachs Bank USA	Call	3.30%	Receive	3-month LIBOR	5/30/17	USD	11,200	617,187
5-Year Interest Rate Swap	Barclays Bank PLC	Put	2.04%	Pay	3-month LIBOR	7/03/14	USD	7,305	1
10-Year Interest Rate Swap	Deutsche Bank AG	Put	2.98%	Pay	3-month LIBOR	9/03/14	USD	2,000	3,477

BLACKROCK FUNDS II	JUNE 30, 2014	103

Schedule of Investments (continued)	BlackRock U.S. Government Bond Portfolio

•	OTC interest rate swaptions purchased as of June 30, 2014 were as follows: (concluded)

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Market Value
5-Year Interest Rate Swap	Goldman Sachs Bank USA	Put	1.95%	Pay	3-month LIBOR	11/28/14	USD	22,500	$187,560
10-Year Interest Rate Swap	Deutsche Bank AG	Put	4.50%	Pay	3-month LIBOR	3/20/17	USD	7,000	130,147
30-Year Interest Rate Swap	Deutsche Bank AG	Put	4.30%	Pay	3-month LIBOR	5/22/17	USD	3,800	169,108
30-Year Interest Rate Swap	Goldman Sachs Bank USA	Put	4.30%	Pay	3-month LIBOR	5/30/17	USD	11,200	502,344
Total									$2,009,613

•	Exchange-traded options written as of June 30, 2014 were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
U.S. Treasury Notes (10 Year)	Put	USD	122.50	7/25/14	558	$(17,439)
U.S. Treasury Notes (10 Year)	Put	USD	123.00	7/25/14	835	(39,141)
Euro Dollar 3-Year Mid-Curve	Put	USD	96.75	9/12/14	380	(9,500)
Euro Dollar 3-Year Mid-Curve	Put	USD	96.38	12/12/14	159	(10,931)
Total						$(77,011)

•	OTC interest rate swaptions written as of June 30, 2014 were as follows:

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Market Value
10-Year Interest Rate Swap	Citibank N.A.	Call	3.26%	Pay	3-month LIBOR	11/14/14	USD	24,900	$(1,194,789)
10-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	Call	2.50%	Pay	3-month LIBOR	5/22/15	USD	8,100	(66,237)
10-Year Interest Rate Swap	Deutsche Bank AG	Call	3.45%	Pay	3-month LIBOR	5/09/16	USD	8,700	(390,234)
10-Year Interest Rate Swap	Citibank N.A.	Put	3.26%	Receive	3-month LIBOR	11/14/14	USD	24,900	(62,770)
10-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	Put	3.50%	Receive	3-month LIBOR	5/22/15	USD	8,100	(67,993)
10-Year Interest Rate Swap	Deutsche Bank AG	Put	3.45%	Receive	3-month LIBOR	5/09/16	USD	8,700	(269,436)
10-Year Interest Rate Swap	Deutsche Bank AG	Put	6.00%	Receive	3-month LIBOR	3/20/17	USD	14,000	(65,790)
Total									$(2,117,249)

•	Centrally cleared interest rate swaps outstanding as of June 30, 2014 were as follows:

Fixed Rate	Floating Rate	Clearinghouse	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
0.82%[1]	6-month JPY LIBOR	Chicago Mercantile	11/25/23	JPY	471,080	$(73,438)
0.79%[1]	6-month JPY LIBOR	Chicago Mercantile	11/28/23	JPY	513,905	(67,268)
2.85%[1]	3-month LIBOR	Chicago Mercantile	2/13/24	USD	3,300	(116,432)
2.88%[1]	3-month LIBOR	Chicago Mercantile	2/14/24	USD	4,100	(156,317)
2.63%[2]	3-month LIBOR	Chicago Mercantile	5/19/24	USD	1,000	5,494
2.72%[2]	3-month LIBOR	Chicago Mercantile	6/17/24	USD	1,900	21,370
2.62%[2]	3-month LIBOR	Chicago Mercantile	7/01/24	USD	500	202
2.62%[2]	3-month LIBOR	Chicago Mercantile	7/01/24	USD	500	89
3.83%[1]	3-month LIBOR	Chicago Mercantile	9/16/43	USD	9,100	(1,055,298)
3.80%[2]	3-month LIBOR	Chicago Mercantile	9/18/43	USD	9,100	992,373
3.67%[1]	3-month LIBOR	Chicago Mercantile	11/05/43	USD	5,300	(412,891)
3.65%[1]	3-month LIBOR	Chicago Mercantile	2/27/44	USD	2,500	(205,044)
3.59%[1]	3-month LIBOR	Chicago Mercantile	3/04/44	USD	2,500	(172,233)
Total						$(1,239,393)

[1]	Fund pays the fixed rate and receives the floating rate.

[2]	Fund pays the floating rate and receives the fixed rate.

104	BLACKROCK FUNDS II	JUNE 30, 2014

Schedule of Investments (continued)	BlackRock U.S. Government Bond Portfolio

•	OTC total return swaps outstanding as of June 30, 2014 were as follows:

Reference Entity	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Return on Markit IOS 6.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[1]	Credit Suisse International	1/12/39	USD	4,178	$4,467	$(49,192)	$53,659
Return on Markit IOS 6.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[1]	JPMorgan Chase Bank N.A.	1/12/39	USD	6,444	6,890	(73,856)	80,746
Return on Markit IOS 6.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[1]	JPMorgan Chase Bank N.A.	1/12/39	USD	6,090	6,512	(54,711)	61,223
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[2]	Bank of America N.A.	1/12/41	USD	547	(309)	(513)	204
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[2]	Bank of America N.A.	1/12/41	USD	319	(180)	499	(679)
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[2]	Citibank N.A.	1/12/41	USD	1,504	(849)	(1,635)	786
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[2]	Citibank N.A.	1/12/41	USD	1,276	(720)	3,234	(3,954)
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[2]	Citibank N.A.	1/12/41	USD	1,231	(695)	(1,921)	1,226
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[2]	Citibank N.A.	1/12/41	USD	1,094	(618)	819	(1,437)
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[2]	Citibank N.A.	1/12/41	USD	1,048	(592)	(3,675)	3,083
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[2]	Credit Suisse International	1/12/41	USD	1,504	(850)	(16,573)	15,723
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[2]	Credit Suisse International	1/12/41	USD	1,504	(849)	(12,177)	11,328
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[1]	Credit Suisse International	1/12/41	USD	1,139	644	(1,137)	1,781
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[2]	Credit Suisse International	1/12/41	USD	684	(386)	4,064	(4,450)
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[2]	Credit Suisse International	1/12/41	USD	593	(334)	926	(1,260)
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[1]	Credit Suisse International	1/12/41	USD	547	309	(1,919)	2,228
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[2]	Credit Suisse International	1/12/41	USD	501	(283)	1,626	(1,909)
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[2]	Credit Suisse International	1/12/41	USD	319	(180)	499	(679)
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[1]	Deutsche Bank AG	1/12/41	USD	1,048	592	(2,368)	2,960
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[1]	Deutsche Bank AG	1/12/41	USD	547	309	(1,064)	1,373
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[2]	Goldman Sachs Bank USA	1/12/41	USD	1,550	(875)	(10,071)	9,196

BLACKROCK FUNDS II	JUNE 30, 2014	105

Schedule of Investments (continued)	BlackRock U.S. Government Bond Portfolio

•	OTC total return swaps outstanding as of June 30, 2014 were as follows: (concluded)

Reference Entity	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[2]	Goldman Sachs Bank USA	1/12/41	USD	1,185	$(669)	$(4,613)	$3,944
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[1]	Goldman Sachs Bank USA	1/12/41	USD	593	334	(777)	1,111
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[1]	Goldman Sachs Bank USA	1/12/41	USD	547	309	(1,748)	2,057
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[2]	Goldman Sachs Bank USA	1/12/41	USD	319	(180)	499	(679)
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[2]	JPMorgan Chase Bank N.A.	1/12/41	USD	1,322	(746)	2,028	(2,774)
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[2]	JPMorgan Chase Bank N.A.	1/12/41	USD	638	(361)	(2,511)	2,150
Return on Markit IOS 4.50%, 30-year, fixed rate Fannie Mae	1-month LIBOR[2]	Credit Suisse International	1/12/41	USD	535	(77)	2,802	(2,879)
Return on Markit IOS 4.50%, 30-year, fixedrate Fannie Mae	1-month LIBOR[2]	Deutsche Bank AG	1/12/41	USD	1,070	(154)	4,267	(4,421)
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[1]	Credit Suisse International	2/12/41	USD	547	309	72	237
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[1]	Credit Suisse International	2/12/41	USD	547	309	72	237
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[1]	Goldman Sachs Bank USA	2/12/41	USD	547	309	540	(231)
Return on Markit IOS 4.50%, 30-year, fixed rate Fannie Mae	1-month LIBOR[2]	Credit Suisse International	2/12/41	USD	535	(77)	528	(605)
Return on Markit IOS 4.50%, 30-year, fixed rate Fannie Mae	1-month LIBOR[2]	Credit Suisse International	2/12/41	USD	535	(77)	695	(772)
Return on Markit IOS 4.50%, 30-year, fixed rate Fannie Mae	1-month LIBOR[2]	Goldman Sachs Bank USA	2/12/41	USD	535	(78)	(144)	66
Total						$11,154	$(217,435)	$228,589

[1]	Fund pays the total return of the reference entity and receives the floating rate.

[2]	Fund pays the floating rate and receives the total return of the reference entity.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the

106	BLACKROCK FUNDS II	JUNE 30, 2014

Schedule of Investments (continued)	BlackRock U.S. Government Bond Portfolio

risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of June 30, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$35,280,838	$8,590,275	$43,871,113
Corporate Bonds	—	82,852,835	—	82,852,835
Non-Agency Mortgage-Backed Securities	—	29,731,795	21,471	29,753,266
Project Loans	—	—	29,272	29,272
U.S. Government Sponsored Agency Securities	—	596,580,160	—	596,580,160
U.S. Treasury Obligations	—	546,572,214	—	546,572,214
Short-Term Securities	$5,920,772	—	—	5,920,772
Options Purchased:
Foreign Currency Exchange Contracts	—	6,237	—	6,237
Interest Rate Contracts	538,000	2,009,613	—	2,547,613
Liabilities:
Investments in Securities:
TBA Sale Commitments	—	(133,304,329)	—	(133,304,329)
Total	$6,458,772	$1,159,729,363	$8,641,018	$1,174,829,153

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts	—	$19,865	—	$19,865
Interest rate contracts	$125,436	1,274,846	—	1,400,282
Liabilities:
Foreign currency exchange contracts	—	(381,053)	—	(381,053)
Interest rate contracts	(512,806)	(4,402,899)	—	(4,915,705)
Total	$(387,370)	$(3,489,241)	—	$(3,876,611)

[1]    Derivative financial instruments are swaps, financial futures contracts, forward foreign currency exchange contracts and options written. Swaps, financial futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options written are shown at value.

The carrying amount or face value, including accrued interest, for certain of the Fund’s assets and/or liabilities approximates fair value for financial reporting purposes. As of June 30, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$27,577,728	—	—	$27,577,728
Foreign currency at value	98,749	—	—	98,749
Cash pledged for financial futures contracts	1,217,000	—	—	1,217,000
Cash pledged for centrally cleared swaps	973,000	—	—	973,000
Cash pledged as collateral for OTC derivatives	1,600,000	—	—	1,600,000
Liabilities:
Reverse repurchase agreements	—	$(262,998,472)	—	(262,998,472)
Cash received as collateral for TBA commitments	—	(310,000)	—	(310,000)
Cash received as collateral for OTC derivatives		(1,700,000)	—	(1,700,000)
Total	$31,466,477	$(265,008,472)	—	$(233,541,995)

There were no transfers between Level 1 and Level 2 during the period ended June 30, 2014.

BLACKROCK FUNDS II	JUNE 30, 2014	107

Schedule of Investments (concluded)	BlackRock U.S. Government Bond Portfolio

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Non-Agency Mortgage-Backed Securities	Project Loans	U.S. Government Sponsored Agency Securities	Total
Assets:
Opening Balance, as of September 30, 2013	$21,778,200	—	$31,416	$20,741,760	$42,551,376
Transfers into Level 3	—	$35,627	—	—	35,627
Transfers out of Level 3[2]	(21,778,200)	—	—	—	(21,778,200)
Accrued discounts/premiums	98	—	(39)	6,993	7,052
Net realized gain (loss)	—	—	(484)	495,018	494,534
Net change in unrealized appreciation/depreciation[3]	(98)	(14,156)	26,405	(489,271)	(477,120)
Purchases	8,590,275	—	79	—	8,590,354
Sales	—	—	(28,105)	(20,754,500)	(20,782,605)
Closing Balance, as of June 30, 2014	$8,590,275	$21,471	$29,272	—	$8,641,018

Net change in unrealized appreciation/depreciation on investments still held at June 30, 2014[3]	(98)	$(14,156)	$26,405	—	$12,151

[2]

As of September 30, 2013, the Fund used significant unobservable inputs in determining the value of certain investments. As of June 30, 2014, the Fund used observable inputs in determining the value of the same investments. As a result, investments with a beginning of period value of $21,778,200 transferred from Level 3 to Level 2 in the disclosure hierarchy.

[3]

Any difference between net change in unrealized appreciation/depreciation and net change in unrealized appreciation/depreciation on investments still held at March 31, 2014 is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value in such Level 3 investments.

108	BLACKROCK FUNDS II	JUNE 30, 2014

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

2

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds II

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds II

Date: August 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds II

Date: August 26, 2014

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds II

Date: August 26, 2014

3